UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                        101 Federal St. Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                    DATE OF REPORTING PERIOD: MARCH 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


SEI New ways.
    New answers.(R)

SEI Asset Allocation Trust

Annual Report as of March 31, 2009

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund
Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

TABLE OF CONTENTS

Market Commentary                                                 1
Management's Discussion and Analysis of Fund Performance          2
Schedules of Investments                                         21
Statements of Assets and Liabilities                             40
Statements of Operations                                         46
Statements of Changes in Net Assets                              52
Financial Highlights                                             58
Notes to Financial Statements                                    65
Report of Independent Registered Public Accounting Firm          75
Trustees and Officers of the Trust                               76
Disclosure of Fund Expenses                                      79
Board of Trustees' Considerations in
Approving the Advisory Agreement                                 81
Notice to Shareholders                                           83
Supplemental Financial Information:
SIMT Large Cap Diversified Alpha Fund
Schedule of Investments as of 3/31/09 (unaudited)                85
Statement of Assets and Liabilities as of 3/31/09 (unaudited)    97
Annual Report as of 9/30/08                                      98
Supplemental Financial Information:
SLAT Prime Obligation Fund
Schedule of Investments as of 3/31/09 (unaudited)               141
Statement of Assets and Liabilities as of 3/31/09 (unaudited)   145
Annual Report as of 6/30/08                                     146

The Trust files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

MARKET COMMENTARY
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009

CAPITAL MARKETS experienced heavy losses and nearly unprecedented volatility as the credit crisis developed during the fiscal year ended March 31, 2009. The housing downturn continued its slide, credit markets experienced an extreme lack of liquidity, oil prices dropped after reaching their heights during the summer, and recession fears were confirmed.

U.S. equity markets had a difficult year as investor fears kept large amounts of cash on the sidelines and firms struggled to secure capital for ongoing ventures. It was an extremely volatile period, as the Chicago Board Options Exchange Volatility Index (VIX), a barometer of market volatility, soared to record highs not experienced since its inception. For investors, it was a fearful, uncertain time.

The Federal Reserve lowered short-term interest rates four times during the year until rates hovered around 0.00%. The Fed also enacted new measures to help stabilize the economy, especially the financial sector, as liquidity became scarce and prices spiraled downward. These new measures included lending money to aid takeovers of ailing financial firms, funding purchases of asset-backed commercial paper, and monetizing the fiscal stimulus.

Commodity prices peaked during the summer, and then plummeted as the economic slowdown worsened and demand weakened. The decline of the housing markets, combined with consumer de-leveraging and high unemployment rates, deepened the recession.

In the U.S equity markets, large cap and small cap stocks both experienced significant losses for the year, with growth outperforming value, largely due to the hemorrhages in the financial sector. REITs also suffered during the year, with double digit negative returns.

International markets were not immune to downward market pressure. Developed equity markets fell at a staggering rate, underperforming U.S. equities. At the same time, emerging markets also experienced negative returns as developing countries saw their growth rates decrease.

International developed bond markets and emerging markets debt experienced smaller declines than their equity counterparts. U.S. high-yield bonds suffered as spreads widened over treasuries and investors sought safer areas of the fixed income markets. A flight to quality spurred the popularity of buying U.S. Treasuries.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009 (Unaudited)

Diversified Conservative Income Fund

Objectives

The Diversified Conservative Income Fund (the "Fund") seeks to provide both current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

Strategy

The Fund has a significant allocation to fixed income funds and should provide low to medium principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.

The portion of the Fund allocated to fixed income provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SIMT Core Fixed Income Fund, which invests primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in below investment grade bonds and non-dollar securities. A moderate allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. The Fund's allocation to U.S. equity funds provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style. While the equity component of the Fund emphasizes large-cap funds, some exposure to small-cap funds is included for diversification and enhanced returns over the longer term.

Analysis

The Diversified Conservative Income Fund, Class A, returned -14.94% for the fiscal year ended March 31, 2009. One of the primary determinants of performance was the Fund's largest holding, the SIMT Core Fixed Income Fund, which returned -6.38% for the year. The Fund's largest equity component, the SIMT Large Cap Diversified Alpha Fund was down 43.21% for the year. Small-cap stocks also suffered heavy losses due to the uncertain market environment. The Fund has relatively little exposure to this area of the market, with the SIMT Small Cap Value Fund down 41.11%, the SIMT Small Cap Growth Fund down 43.47%, and the SIMT Small/Mid Cap Diversified Alpha Fund down 47.55%. The Fund's money market exposure helped performance, as the SLAT Prime Obligation Fund returned 1.67%.

Diversified Conservative Income Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                      Annualized   Annualized   Annualized   Annualized
                           One Year     3 Year       5 Year       10 Year     Inception
                            Return      Return       Return       Return       to Date
                           --------   ----------   ----------   ----------   ----------
Diversified Conservative
   Income Fund,
   Class A                  -14.94%     -3.16%       -0.30%        2.04%        4.05%
Diversified Conservative
   Income Fund,
   Class D                  -15.81%     -4.12%       -1.31%        1.02%        3.03%
Diversified Conservative
   Income Fund,
   Class I+                 -15.09%     -3.38%       -0.54%        1.87%        1.27%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class A, versus the Barclays U.S. Aggregate Bond Index and the 25/55/20 Blended Benchmark*

                              (PERFORMANCE GRAPH)

             Diversified
            Conservative   Barclays U.S.     25/55/20
            Income Fund,     Aggregate        Blended
              Class A       Bond Index**   Benchmark***
            ------------   -------------   ------------
3/31/1999      150000          150000         150000
3/31/2000      161294          152807         159896
3/31/2001      162775          171955         162997
3/31/2002      167876          181151         169467
3/31/2003      165927          202320         169158
3/31/2004      186411          213255         188462
3/31/2005      191291          215703         193529
3/31/2006      202188          220572         202958
3/31/2007      216764          235103         218410
3/31/2008      215874          253126         226908
3/31/2009      183615          261047         206775

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class D, versus the Barclays U.S. Aggregate Bond Index and the 25/55/20 Blended Benchmark*


                              (PERFORMANCE GRAPH)

            Diversified
            Conservative   Barclays U.S.     25/55/20
            Income Fund,     Aggregate        Blended
              Class D       Bond Index**   Benchmark***
            ------------   -------------   ------------
3/31/1999      150000          150000         150000
3/31/2000      159706          152807         159896
3/31/2001      159622          171955         162997
3/31/2002      162983          181151         169467
3/31/2003      159441          202320         169158
3/31/2004      177371          213255         188462
3/31/2005      180267          215703         193529
3/31/2006      188435          220572         202958
3/31/2007      200066          235103         218410
3/31/2008      197272          253126         226908
3/31/2009      166093          261047         206775

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning June 21, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 25/55/20 Blended Benchmark consists of the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Merrill Lynch 3-month U.S. Treasury Bill Index.


          2 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Diversified Conservative Fund

Objectives

The Diversified Conservative Fund (the "Fund") seeks to provide both current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets.

Strategy

The Fund includes significant allocations to fixed-income funds and moderate allocations to equity funds, including exposure to non-U.S. equity. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.

The portion of the Fund allocated to fixed income invests primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in below-investment-grade bonds and non-dollar securities.

The Fund's allocation to U.S. equity funds includes investments in both large-cap funds and small-cap funds, and provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitation of transactions.

Analysis

The Diversified Conservative Fund, Class A, returned -23.40% for the fiscal year ended March 31, 2009. One of the primary determinants of performance was the Fund's largest holding, the SIMT Core Fixed Income Fund, which returned -6.38% for the year. The Fund's largest equity component, the SIMT Large Cap Diversified Alpha Fund was down 43.21% for the year. Small-cap stocks also suffered heavy losses due to the uncertain market environment. The Fund has relatively little exposure to this area of the market, with the SIMT Small Cap Value Fund down 41.11%, the SIMT Small Cap Growth Fund down 43.47%, and the SIMT Small/Mid Cap Diversified Alpha Fund down 47.55%. The Fund's international exposure, represented by the SIT International Equity Fund, also detracted from performance, down 53.95%.

Diversified Conservative Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                      Annualized   Annualized   Annualized   Annualized
                           One Year     3 Year       5 Year      10 Year      Inception
                            Return      Return       Return       Return       to Date
                           --------   ----------   ----------   ----------   ----------
Diversified Conservative
   Fund, Class A            -23.40%     -6.62%       -1.74%        0.84%        3.46%
Diversified Conservative
   Fund, Class D            -24.06%     -7.57%       -2.72%       -0.16%        2.38%
Diversified Conservative
   Fund, Class I+           -23.54%     -6.85%       -2.00%        0.66%        0.61%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class A, versus the Barclays U.S. Aggregate Bond Index and the 32/8/60 Blended Benchmark*

                              (PERFORMANCE GRAPH)

             Diversified    Barclays U.S.      32/8/60
             Conservative     Aggregate        Blended
            Fund, Class A    Bond Index**   Benchmark***
            ------------    -------------   ------------
3/31/1999      150000          150000          150000
3/31/2000      165076          152807          163286
3/31/2001      153600          171955          158888
3/31/2002      155311          181151          163611
3/31/2003      149636          202320          157348
3/31/2004      178031          213255          185853
3/31/2005      185021          215703          193412
3/31/2006      200215          220572          206903
3/31/2007      217809          235103          226250
3/31/2008      212846          253126          232608
3/31/2009      163047          261047          195275

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class D, versus the Barclays U.S. Aggregate Bond Index and the 32/8/60 Blended Benchmark*

                              (PERFORMANCE GRAPH)

             Diversified    Barclays U.S.      32/8/60
             Conservative     Aggregate        Blended
            Fund, Class D   Bond Index**    Benchmark***
            -------------   -------------   ------------
3/31/1999       150000         150000          150000
3/31/2000       163514         152807          163286
3/31/2001       150583         171955          158888
3/31/2002       150671         181151          163611
3/31/2003       143731         202320          157348
3/31/2004       169387         213255          185853
3/31/2005       174395         215703          193412
3/31/2006       186865         220572          206903
3/31/2007       201108         235103          226250
3/31/2008       194332         253126          232608
3/31/2009       147578         261047          195275

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 26, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 32/8/60 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Barclays U.S. Aggregate Bond Index.


          SEI Asset Allocation Trust / Annual Report / March 31, 2009 3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009 (Unaudited)

Diversified Global Moderate Growth Fund

Objectives

The Diversified Global Moderate Growth Fund (the "Fund") seeks long-term capital appreciation through participation in the domestic and global equity markets, with a limited level of current income.

Strategy

The Fund includes significant allocations to both equity and fixed-income funds. It is a medium-risk Fund, which is appropriate for investors with a time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. The Fund's allocation to U.S. equity funds includes investments in both large-cap funds and small-cap funds, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The allocation to small-cap stock funds provides additional diversification and enhanced returns over the long term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds.

The portion of the Fund allocated to fixed income invests primarily in U.S. investment-grade bonds with maturities of 30 years or less. Exposure to a high-yield bond fund provides added diversification and opportunity for enhanced return. The Fund may invest in the international fixed-income markets and the emerging country debt markets. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Global Moderate Growth Fund, Class A, returned -32.59% for the fiscal year ended March 31, 2009. One of the primary determinants of performance was the Fund's second largest holding, the SIMT Core Fixed Income Fund, which returned -6.38% for the year. The Fund's largest equity component, the SIMT Large Cap Diversified Alpha Fund was down 43.21% for the year. Small-cap stocks also suffered heavy losses due to the uncertain market environment. The Fund has relatively little exposure to this area of the market, with the SIMT Small Cap Value Fund down 41.11%, the SIMT Small Cap Growth Fund down 43.47%, and the SIMT Small/Mid Cap Diversified Alpha Fund down 47.55%. The Fund's developed market international exposure, represented by the SIT International Equity Fund, detracted from performance, down 53.95%, as did the exposure to emerging markets, with the SIT Emerging Markets Equity Fund declining by 47.74%.

The Fund's allocations to high-yield and emerging-market debt also experienced negative returns due to the world-wide economic downturn.

Diversified Global Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                Annualized   Annualized   Annualized   Annualized
                     One Year     3 Year       5 Year       10 Year     Inception
                      Return      Return       Return       Return       to Date
                     --------   ----------   ----------   ----------   ----------
Diversified Global
   Moderate Growth
   Fund, Class A      -32.59%     -10.89%      -3.31%       -0.28%        2.18%
Diversified Global
   Moderate Growth
   Fund, Class D      -33.24%     -11.77%      -4.27%       -1.28%        1.14%
Diversified Global
   Moderate Growth
   Fund, Class I+     -32.70%     -11.09%      -3.52%       -0.46%       -0.24%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class A, versus the Barclays U.S. Aggregate Bond Index and the 45/15/40 Blended Benchmark*

                              (PERFORMANCE GRAPH)

              Diversified
            Global Moderate   Barclays U.S.     45/15/40
              Growth Fund,      Aggregate        Blended
                Class A        Bond Index**   Benchmark***
            ---------------   -------------   ------------
3/31/1999        150000           150000         150000
3/31/2000        177053           152807         168877
3/31/2001        150151           171955         152281
3/31/2002        153245           181151         154299
3/31/2003        135112           202320         137337
3/31/2004        172566           213255         172336
3/31/2005        182908           215703         182243
3/31/2006        206026           220572         199977
3/31/2007        227542           235103         221924
3/31/2008        216291           253126         222911
3/31/2009        145804           261047         167353

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class D, versus the Barclays U.S. Aggregate Bond Index and the 45/15/40 Blended Benchmark*

                              (PERFORMANCE GRAPH)

              Diversified
            Global Moderate   Barclays U.S.     45/15/40
              Growth Fund,      Aggregate        Blended
                Class D        Bond Index**   Benchmark***
            ---------------   -------------   ------------
3/31/1999        150000           150000         150000
3/31/2000        175326           152807         168877
3/31/2001        147082           171955         152281
3/31/2002        148648           181151         154299
3/31/2003        129778           202320         137337
3/31/2004        164115           213255         172336
3/31/2005        172257           215703         182243
3/31/2006        192082           220572         199977
3/31/2007        209991           235103         221924
3/31/2008        197598           253126         222911
3/31/2009        131921           261047         167353

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 13, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 45/15/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Barclays U.S. Aggregate Bond Index.


          4 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Diversified Moderate Growth Fund

Objectives

The Diversified Moderate Growth Fund (the "Fund") seeks to provide long-term appreciation of capital with a limited level of current income.

Strategy

The Fund includes significant allocations to both equity and fixed-income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with a time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. The Fund's allocation to U.S. equity funds includes investments in both large-cap funds and small-cap funds, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The allocation to small-cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, a portion of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term.

A sizeable portion of the Fund is allocated to the SIMT Core Fixed Income Fund to provide current income and a moderating effect on the volatility of returns. The Fund may also invest in the international fixed income markets. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Moderate Growth Fund, Class A, returned -31.17% for the fiscal year ended March 31, 2009. One of the primary determinants of performance was the Fund's second largest holding, the SIMT Core Fixed Income Fund, which returned -6.38% for the year. The Fund's largest component, the SIMT Large Cap Diversified Alpha Fund was down 43.21% for the year. Small-cap stocks also suffered heavy losses due to the uncertain market environment. The Fund has relatively little exposure to this area of the market, with the SIMT Small Cap Value Fund down 41.11% and the SIMT Small Cap Growth Fund down 43.47%. The Fund's developed market international exposure, represented by the SIT International Equity Fund, also detracted from performance, down 53.95%.

Diversified Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                  Annualized   Annualized   Annualized   Annualized
                       One Year     3 Year       5 Year       10 Year     Inception
                        Return      Return       Return       Return       to Date
                       --------   ----------   ----------   ----------   ----------
Diversified Moderate
   Growth Fund,
   Class A              -31.17%     -10.43%      -3.40%       -0.75%        2.63%
Diversified Moderate
   Growth Fund,
   Class D              -31.81%     -11.33%      -4.36%       -1.72%        1.59%
Diversified Moderate
   Growth Fund,
   Class I+             -31.29%     -10.66%      -3.63%       -0.91%       -0.63%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class A, versus the Barclays U.S. Aggregate Bond Index and the 48/12/40 Blended Benchmark*

                              (PERFORMANCE GRAPH)

              Diversified      Barclays U.S.     48/12/40
            Moderate Growth   Aggregate Bond      Blended
             Fund, Class A        index**      Benchmark***
            ---------------   --------------   ------------
3/31/1999        150000           150000          150000
3/31/2000        172485           152807          168571
3/31/2001        148418           171955          152255
3/31/2002        149057           181151          154687
3/31/2003        131375           202320          137605
3/31/2004        165369           213255          171869
3/31/2005        173780           215703          181330
3/31/2006        193604           220572          198318
3/31/2007        212670           235103          219600
3/31/2008        202143           253126          220398
3/31/2009        139133           261047          166156

Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class D, versus the Barclays U.S. Aggregate Bond Index and the 48/12/40 Blended Benchmark*

                              (PERFORMANCE GRAPH)

              Diversified      Barclays U.S.     48/12/40
            Moderate Growth   Aggregate Bond      Blended
             Fund, Class D        index**      Benchmark***
            ---------------   --------------   ------------
3/31/1999        150000           150000          150000
3/31/2000        171001           152807          168571
3/31/2001        145781           171955          152255
3/31/2002        144846           181151          154687
3/31/2003        126470           202320          137605
3/31/2004        157543           213255          171869
3/31/2005        163976           215703          181330
3/31/2006        180811           220572          198318
3/31/2007        196544           235103          219600
3/31/2008        184869           253126          220398
3/31/2009        126053           261047          166156

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 10, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 48/12/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Barclays U.S. Aggregate Bond Index.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009 (Unaudited)

Diversified Global Growth Fund

Objectives

The Diversified Global Growth Fund (the "Fund") seeks long-term capital appreciation.

Strategy

The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There may be a modest allocation to fixed-income funds. Because of its commitment to equities, the Fund is appropriate for investors with a time horizon of 10 to 20 years.

The domestic equity portion of the Fund invests primarily in large and some small-cap companies, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. Diversification is further enhanced through exposure to international and emerging markets funds.

The portion of the Fund allocated to fixed income invests primarily in investment-grade bonds with maturities of 30 years or less. Additionally, exposure to a high-yield bond fund provides added diversification and opportunity for enhanced return. The Fund may also invest in the international fixed-income markets and the emerging-country debt markets. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Global Growth Fund, Class A, returned -39.45% the fiscal year ended March 31, 2009. The Fund's largest holding, the SIMT Large Cap Diversified Alpha Fund, was down 43.21% for the year. Small-cap stocks also suffered heavy losses due to the uncertain market environment. The Fund has relatively small exposure to this area of the market, with the SIMT Small Cap Value Fund down 41.11%, the SIMT Small Cap Growth Fund down 43.47% and the SIMT Small/Mid Cap Diversified Alpha Fund down 47.55%.

The fixed-income sector experienced less dramatic losses than equities. The Fund's third-largest holding is the SIMT Core Fixed Income Fund, which returned -6.38% for the year.

The Fund's developed market international exposure, represented by the SIT International Equity Fund, detracted from performance, down 53.95%, as did exposure to emerging markets, with the SIT Emerging Markets Equity Fund returning -47.74%.

The SIMT High Yield Bond Fund returned -26.16% primarily due to continued uncertainty in the credit markets.

Diversified Global Growth Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                  Annualized   Annualized   Annualized   Annualized
                       One Year     3 Year       5 Year       10 Year     Inception
                        Return      Return       Return       Return       to Date
                       --------   ----------   ----------   ----------   ----------
Diversified Global
   Growth Fund,
   Class A              -39.45%     -14.44%      -4.96%       -1.88%        1.57%
Diversified Global
   Growth Fund,
   Class D              -40.07%     -15.29%      -5.92%       -2.86%        0.51%
Diversified Global
   Growth Fund,
   Class I+             -39.60%     -14.69%      -5.21%       -2.04%       -0.46%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class A, versus the S&P 500 Index, the MSCI EAFE Index and the 60/20/20 Blended Benchmark*

                              (PERFORMANCE GRAPH)

             Diversified       60/20/20
            Global Growth      Blended      S&P 500   MSCI EAFE
            Fund, Class A   Benchmark****   Index**    Index***
            -------------   -------------   -------   ---------
3/31/1999       150000          150000       150000     150000
3/31/2000       185497          174305       176912     187636
3/31/2001       145774          145638       138563     139122
3/31/2002       147476          145267       138896     127295
3/31/2003       119006          119366       104503      97719
3/31/2004       160099          158521       141204     153944
3/31/2005       171122          170020       150650     177122
3/31/2006       198174          190894       168314     220355
3/31/2007       220553          214638       188227     264861
3/31/2008       205021          210370       178670     257719
3/31/2009       124130          141158       110617     137857

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class D, versus the S&P 500 Index, the MSCI EAFE Index and the 60/20/20 Blended Benchmark*

                              (PERFORMANCE GRAPH)

             Diversified       60/20/20
            Global Growth      Blended      S&P 500   MSCI EAFE
            Fund, Class D   Benchmark****   Index**    Index***
            -------------   -------------   -------   ---------
3/31/1999       150000          150000       150000     150000
3/31/2000       183581          174305       176912     187636
3/31/2001       142943          145638       138563     139122
3/31/2002       143068          145267       138896     127295
3/31/2003       114308          119366       104503      97719
3/31/2004       152236          158521       141204     153944
3/31/2005       161008          170020       150650     177122
3/31/2006       184654          190894       168314     220355
3/31/2007       203584          214638       188227     264861
3/31/2008       187258          210370       178670     257719
3/31/2009       112231          141158       110617     137857

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

+ Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The 60/20/20 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE
     Index and the Barclays U.S. Aggregate Bond Index.


         6 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Diversified Global Stock Fund

Objectives

The Diversified Global Stock Fund (the "Fund") seeks long-term capital appreciation through a diversified global equity strategy.

Strategy

The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons who can withstand a high level of principal volatility.

The Fund is invested in both large-cap and small-cap funds, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to small cap funds is smaller than the large-cap allocation, the small-cap exposure provides additional diversification and enhanced returns over the long term.
The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified Global Stock Fund, Class A, returned -45.31% for the fiscal year ended March 31, 2009. The primary determinant of performance was the fund's largest holding, the SIMT Large Cap Diversified Alpha Fund, down 43.21% for year. The Fund's exposure to small caps also hurt performance, with the SIMT Small Cap Value Fund down 41.11%, the SIMT Small Cap Growth Fund down 43.47% and the SIMT Small/Mid Cap Diversified Alpha Fund down 47.55%. The Fund's developed market international exposure, represented by the SIT International Equity Fund, detracted from performance, down 53.95%, as did exposure to emerging markets, with the SIT Emerging Markets Equity Fund returning -47.74%.

Diversified Global Stock Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                      Annualized   Annualized   Annualized   Annualized
                           One Year     3 Year       5 Year       10 Year     Inception
                            Return      Return       Return       Return       to Date
                           --------   ----------   ----------   ----------   ----------
Diversified Global Stock
   Fund, Class A            -45.31%     -17.81%      -6.63%       -3.56%       -0.13%
Diversified Global Stock
   Fund, Class D            -45.84%     -18.63%      -7.57%       -4.54%       -1.14%
Diversified Global Stock
   Fund, Class I+           -45.41%     -17.98%      -6.85%       -3.72%       -1.66%

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class A, versus the S&P 500 Index, the MSCI EAFE Index and the 75/25 Blended Benchmark*

                              (PERFORMANCE GRAPH)

             Diversified
             Global Stock   75/25 Blended   S&P 500   MSCI EAFE
            Fund, Class A   Benchmark****   Index**    Index***
            -------------   -------------   -------   ---------
3/31/1999       150000          150000       150000     150000
3/31/2000       193463          179758       176912     187636
3/31/2001       140854          138993       138563     139122
3/31/2002       140926          136290       138896     127295
3/31/2003       104130          103156       104503      97719
3/31/2004       147157          144883       141204     153944
3/31/2005       158373          157551       150650     177122
3/31/2006       188063          180948       168314     220355
3/31/2007       210966          206102       188227     264861
3/31/2008       190940          196972       178670     257719
3/31/2009       104416          117712       110617     137857

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class D, versus the S&P 500 Index, the MSCI EAFE Index and the 75/25 Blended Benchmark*

                              (PERFORMANCE GRAPH)

             Diversified
             Global Stock   75/25 Blended   S&P 500   MSCI EAFE
            Fund, Class D   Benchmark****   Index**   Index***
            -------------   -------------   -------   ---------
3/31/1999       150000          150000       150000     150000
3/31/2000       191371          179758       176912     187636
3/31/2001       137955          138993       138563     139122
3/31/2002       136492          136290       138896     127295
3/31/2003        99862          103156       104503      97719
3/31/2004       139751          144883       141204     153944
3/31/2005       148935          157551       150650     177122
3/31/2006       175040          180948       168314     220355
3/31/2007       194349          206102       188227     264861
3/31/2008       174086          196972       178670     257719
3/31/2009        94289          117712       110617     137857

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 9, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

+ Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund has changed primary benchmarks from the MSCI EAFE Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The 75/25 Blended Benchmark consists of the S&P 500 Index and the MSCI EAFE
     Index.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009 (Unaudited)

Diversified U.S. Stock Fund

Objectives

The Diversified U.S. Stock Fund (the "Fund") seeks long-term capital appreciation through a diversified domestic equity strategy.

Strategy

The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with time horizons of over 10 years who can withstand a high level of principal volatility.

The Fund is invested in both large-cap and small-cap funds, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to small cap funds is smaller than the large-cap allocation, the small-cap exposure provides additional diver-sification and enhanced returns over the long term. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis

The Diversified U.S. Stock Fund, Class A, returned -42.84% for the fiscal year ended March 31, 2009. The primary determinant of performance was the fund's largest holding, represented by the SIMT Large Cap Diversified Alpha Fund, which was down 43.21% for year. The Fund's exposure to small caps also hurt performance, with the SIMT Small Cap Value Fund down 41.11%, the SIMT Small Cap Growth Fund down 43.47% and the SIMT Small/Mid Cap Diversified Alpha Fund down 47.55%.

Diversified U.S. Stock Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                      Annualized   Annualized   Annualized   Annualized
                           One Year     3 Year       5 Year       10 Year    Inception
                            Return      Return       Return       Return       to Date
                           --------   ----------   ----------   ----------   ----------
Diversified U.S. Stock
   Fund, Class A            -42.84%     -17.56%      -7.23%       -4.20%        1.37%
Diversified U.S. Stock
   Fund, Class D            -43.42%     -18.38%      -8.16%       -5.18%        0.28%
Diversified U.S. Stock
   Fund, Class I+           -43.01%     -17.77%      -7.47%       -4.37%       -1.95%

Comparison of Change in the Value of a $150,000 Investment in the Diversifed U.S. Stock Fund, Class A, versus the S&P 500 Index*

                              (PERFORMANCE GRAPH)

            SEI Diversified
             US Stock Fund,
                Class A       S&P 500 Index
            ---------------   -------------
3/31/1999        150000           150000
3/31/2000        183229           176912
3/31/2001        137904           138563
3/31/2002        139498           138896
3/31/2003        103532           104503
3/31/2004        142084           141204
3/31/2005        150068           150650
3/31/2006        174233           168314
3/31/2007        191310           188227
3/31/2008        170818           178670
3/31/2009         97637           110617

Comparison of Change in the Value of a $150,000 Investment in the Diversifed U.S. Stock Fund, Class D, versus the S&P 500 Index*

                              (PERFORMANCE GRAPH)

            SEI Diversified
             US Stock Fund,
                Class D       S&P 500 Index
            ---------------   -------------
3/31/1999        150000           150000
3/31/2000        181464           176912
3/31/2001        135289           138563
3/31/2002        135335           138896
3/31/2003         99465           104503
3/31/2004        134954           141204
3/31/2005        141125           150650
3/31/2006        162173           168314
3/31/2007        176411           188227
3/31/2008        155834           178670
3/31/2009         88169           110617

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning May 13, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.


         8 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Defensive Strategy Fund

Objectives

The Defensive Strategy Fund (the "Fund") seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.

Strategy

Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 10% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 10% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SLAT Prime Obligation Fund or SDIT Ultra Short Bond Fund, which aim to deliver a steady return with lower volatility than a traditional bond or equity fund. Moderate allocations to the SIMT Enhanced Income Fund, SIMT Core Fixed Income Fund and SIMT High Yield Bond Fund provide additional current income. The Fund may invest in the SIT International Fixed Income Fund and the SIT Emerging Markets Debt Fund, though it is not currently so invested.

Under normal conditions, a portion of the Fund is allocated to equity funds. The equity allocation emphasizes the SIMT U.S. Managed Volatility Fund and SIMT Global Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. and global equity markets. Some exposure to diversifying and income producing asset classes such as real estate investment trusts may also be in the Fund.

Analysis

The Defensive Strategy Fund, Class A, returned -4.30% for the fiscal year ended March 31, 2009. The strategy benefited from the performance of its largest position, the SLAT Prime Obligation Fund, which returned 1.67%. The SIMT Enhanced Income Fund, a smaller component of the Fund, was down 24.27% for the year.

The Fund's allocation to the SIMT Core Fixed Income Fund, which returned -6.38%, mitigated the severity of portfolio losses. Meanwhile, the SIMT High Yield Bond Fund was down 26.16%, primarily due to continued uncertainty in the credit markets.

Defensive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                      Annualized   Annualized   Annualized
                           One Year     3 Year       5 Year      Inception
                            Return      Return       Return       to Date
                           --------   ----------   ----------   ----------
Defensive Strategy Fund,
   Class A                  -4.30%      -0.80%        1.33%        1.78%
Defensive Strategy Fund,
   Class I(2)               -3.98%      -1.10%        1.34%        1.81%

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Merrill 3-Month U.S. Treasury Bill Index

                              (PERFORMANCE GRAPH)

                                                                       Merrill 3-
             SAAT Defensive   SAAT Defensive             Barclays US    Month US
             Strategy Fund,   Strategy Fund,   S&P 500    Aggregate     Treasury
                 Class A          Class I       Index     Bond Index      Index
             --------------   --------------   -------   -----------   ----------
11/17/2003       100000           100000        100000      100000       100000
 3/31/2004       102900           103000        108574      103113       100370
 3/31/2005       106437           107647        115838      104296       102041
 3/31/2006       112620           113824        129420      106651       105643
 3/31/2007       121720           122268        144731      113677       111015
 3/31/2008       114864           114666        137383      122391       116147
 3/31/2009       109930           110098         85056      126221       117556

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(2) Class I shares have not been marketed and have a limited number of shares outstanding. Certain total returns in Class I exceed Class A due to rounding.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 9

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009 (Unaudited)

Defensive Strategy Allocation Fund

Objectives

The Defensive Strategy Allocation Fund (the "Fund") seeks to generate investment income while providing opportunity for capital appreciation.

Strategy

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, there is some exposure to funds with diversifying and income producing asset classes such as real estate investment trusts or international and emerging market equities.

Analysis

The Defensive Strategy Allocation Fund, Class A, returned -37.14% for the fiscal year ended March 31, 2009. Performance was hurt by the allocation to the SIMT Real Estate Fund, which was down 62.37% for the year, while the SIMT U.S. Managed Volatility Fund fared better, but was still down 31.05%. The SIMT High Yield Bond Fund returned -26.16%, primarily due to continued uncertainty in the credit markets.

Defensive Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                 Annualized   Annualized   Annualized
                      One Year     3 Year       5 Year      Inception
                       Return      Return       Return       to Date
                      --------   ----------   ----------   ----------
Defensive Strategy
   Allocation Fund,
   Class A             -37.14%     -12.88%      -4.74%       -4.05%

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Barclays U.S. Aggregate Bond Index

                              (PERFORMANCE GRAPH)

                                         Barclays U.S.
              SAAT Defensive               Aggregate
                 Strategy      S&P 500       Bond
             Allocation Fund    Index*      Index**
             ---------------   -------   -------------
11/17/2003        100000        100000       100000
 3/31/2004        102100        108574       103113
 3/31/2005        105254        115838       104296
 3/31/2006        121151        129420       106651
 3/31/2007        137928        144731       113677
 3/31/2008        127434        137383       122391
 3/31/2009         80103         85056       126221

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.


         10 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Conservative Strategy Fund

Objectives

The Conservative Strategy Fund (the "Fund") seeks to manage risk of loss while providing the opportunity for modest capital appreciation.

Strategy

Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 20% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 20% from its highest historic value. The design of the strategy makes it particularly appliable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SDIT Ultra Short Bond Fund, which aims to deliver a steady return with lower volatility than a traditional bond or equity fund. Moderate allocations to the SIMT Enhanced Income Fund, SIMT Core Fixed Income Fund and the SIMT High Yield Bond Fund provide additional current income. The Fund may invest in the SIT Emerging Markets Debt Fund, though it is not currently so invested.

Under normal conditions, a portion of the Fund is allocated to equity funds. The equity allocation emphasizes the SIMT U.S. Managed Volatility Fund and SIMT Global Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. and global equity markets. Some exposure to diversifying and income producing asset classes such as real estate investment trusts may also be in the Fund.

Analysis

The Conservative Strategy Fund, Class A, returned -17.85% for the fiscal year ended March 31, 2009. The strategy benefited from the performance of its largest position, the SLAT Prime Obligation Fund, which returned 1.67%. The SIMT Enhanced Income Fund, a smaller component of the Fund, was down 24.27% for the year. Allocations to focused equity products such as the SIMT U.S. Managed Volatility and REITs detracted from the performance of the strategy. The U.S. Managed Volatility Fund declined 31.05%, while the SIMT Real Estate Fund was down 62.37%. The allocation to global markets through the SIMT Global Managed Volatility Fund also experienced negative returns, as that Fund was down 28.09%.

The Fund's allocation to the SIMT Core Fixed Income Fund, which returned -6.38%, mitigated the severity of portfolio losses. The allocation to the SDIT Ultra Short Bond Fund lost 9.30%, while the SIMT High Yield Bond Fund returned -26.16%, primarily due to continued uncertainty in the credit markets.

Conservative Strategy Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                                    Annualized   Annualized   Annualized
                                         One Year     3 Year       5 Year      Inception
                                          Return      Return       Return       to Date
                                         --------   ----------   ----------   ----------
Conservative Strategy Fund, Class A       -17.85%     -5.58%       -0.77%        0.06%
Conservative Strategy Fund, Class I(2)    -18.02%     -5.83%       -0.72%        0.17%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, and the Merrill Lynch 3-Month U.S. Treasury Bill Index

                               (PERFORMANCE GRAPH)

             SAAT Conservative   SAAT Conservative                      Lehman
               Strategy Fund,      Strategy Fund,                    US Aggregate    Merrill 3-Month
                  Class A              Class I       S&P 500 Index    Bond Index    US Treasury Index
             -----------------   -----------------   -------------   ------------   -----------------
11/17/2003         100000              100000            100000         100000            100000
 3/31/2004         104300              104600            108574         103113            100370
 3/31/2005         109636              111049            115838         104296            102041
 3/31/2006         119191              120805            129420         106651            105643
 3/31/2007         130972              132272            144731         113677            111015
 3/31/2008         122151              123077            137383         122391            116147
 3/31/2009         100343              100897             85056         126221            117556

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(2) Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 11

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009 (Unaudited)

Conservative Strategy Allocation Fund

Objectives

The Conservative Strategy Allocation Fund (the "Fund") seeks to generate investment income while providing opportunity for capital appreciation.

Strategy

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, there is some exposure to funds with diversifying and income producing asset classes such as real estate investment trusts or international and emerging equities.

Analysis

The Conservative Strategy Allocation Fund, Class A, returned -36.98% for the fiscal year ended March 31, 2009. Performance was hurt by the allocation to the SIMT Real Estate Fund, which was down 62.37% for the year, while the SIMT U.S. Managed Volatility Fund fared better, but was still down 31.05%. The SIMT High Yield Bond Fund returned -26.16%, primarily due to uncertainty in the credit markets.

Conservative Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                         Annualized   Annualized   Annualized
                              One Year     3 Year       5 Year      Inception
                               Return      Return       Return       to Date
                              --------   ----------   ----------   ----------
Conservative Strategy
   Allocation Fund, Class A    -36.98%     -12.82%       -4.12%       -3.05%

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Barclays U.S. Aggregate Bond Index

                              (PERFORMANCE GRAPH)

             SAAT Conservative                      Barclays
                  Strategy                       U.S. Aggregate
              Allocation Fund    S&P 500 Index     Bond Index
             -----------------   -------------   --------------
11/17/2003         100000            100000           100000
 3/31/2004         104500            108574           103113
 3/31/2005         109909            115838           104296
 3/31/2006         127807            129420           106651
 3/31/2007         146046            144731           113677
 3/31/2008         134390            137383           122391
 3/31/2009          84693             85056           126221

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.


         12 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Moderate Strategy Fund

Objectives

The Moderate Strategy Fund (the "Fund") seeks capital appreciation while managing the risk of loss.

Strategy

Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 30% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 30% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a portion of the Fund's assets are allocated to the SIMT Enhanced Income Fund, which utilizes a mix of investment strategies that aim to deliver a return premium versus cash, but with lower volatility than a traditional bond or equity fund. Allocations to the SIMT Core Fixed Income Fund and SIMT High Yield Bond Fund provide additional current income.

Under normal conditions, the Fund's equity allocation emphasizes the SIMT U.S. Managed Volatility Fund and SIMT Global Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. and global equity markets. Smaller allocations to diversifying, return-enhancing and income-producing asset classes such as large cap value equity, large cap growth equity and real estate investment trusts are also included in the Fund.

Analysis

The Moderate Strategy Fund, Class A, returned -26.71% for the fiscal year ended March 31, 2009. The Fund's allocation to the SIMT Core Fixed Income Fund, which returned -6.38%, mitigated the severity of portfolio losses. The allocation to the SIMT Enhanced Income Fund, which was down 24.27%, hurt performance, as did the allocation to the SIMT High Yield Bond Fund, which was down 26.16%. Allocations to focused equity products such as the SIMT U.S. Managed Volatility and REITs detracted from the performance of the strategy. The SIMT U.S. Managed Volatility Fund declined 31.05%, while the SIMT Real Estate Fund was down 62.37%.

The allocation to global markets through the SIMT Global Managed Volatility Fund, also detracted from performance, as that Fund returned -28.09%. The Fund's large cap exposure also experienced negative returns, as the SIMT Large Cap Growth Fund was down 35.93%, and the SIMT Large Cap Value Fund returned -41.37%.

Moderate Strategy Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                                Annualized   Annualized   Annualized
                                     One Year     3 Year       5 Year      Inception
                                      Return      Return       Return       to Date
                                     --------   ----------   ----------   ----------
Moderate Strategy Fund, Class A       -26.71%     -8.74%       -2.17%       -0.80%
Moderate Strategy Fund, Class I(2)    -26.88%     -8.95%       -2.02%       -0.58%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays U.S. Aggregate Bond Index, the MSCI EAFE Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

                              (PERFORMANCE GRAPH)

                Moderate         Moderate                         Barclays                        Merrill Lynch
             Strategy Fund,   Strategy Fund,                   U.S. Aggregate                     U.S. Treasury
                 Class A          Class I      S&P 500 Index     Bond Index     MSCI EAFE Index     Bill Index
             --------------   --------------   -------------   --------------   ---------------   -------------
11/17/2003       100000           100000           100000          100000            100000          100000
     4-Mar       106900           107300           108574          103113            115418          100370
     5-Mar       113660           115171           115838          104296            132795          102041
     6-Mar       126035           128373           129420          106651            165209          105643
     7-Mar       139257           141494           144731          113677            198577          111015
     8-Mar       130698           132546           137383          122391            193222          116147
     9-Mar        95794            96912            85056          126221            103357          117556

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(2) Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 13

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009 (Unaudited)

Moderate Strategy Allocation Fund

Objectives

The Moderate Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy

Under normal conditions, a majority of the Fund's equity portion is allocated to domestic equity funds. While the equity allocation emphasizes the SIMT U.S. Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, smaller allocations to tax-managed U.S. equity and real estate investment trusts are also included in the Fund. A small allocation to international equities provides further diversification in the Fund. Emerging equities and debt may also be used to provide for further diversification in the Fund.

Analysis

The Moderate Strategy Allocation Fund, Class A, returned -36.58% for the fiscal year ended March 31, 2009. Performance was hurt by the allocation to SIMT Real Estate Fund, which was down 62.37% for the year, while the SIMT U.S. Managed Volatility Fund fared better, but was still down 31.05%. The SIMT Tax-Managed Large Cap Fund, the Fund's second largest holding, declined 39.38%. The allocation to the SIT International Equity Fund also detracted from performance, down 53.95%. The SIMT High Yield Bond Fund returned -26.16%, primarily due to continued uncertainty in the credit markets.

Moderate Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                                        Annualized   Annualized   Annualized
                                             One Year     3 Year       5 Year      Inception
                                              Return      Return       Return       to Date
                                             --------   ----------   ----------   ----------
Moderate Strategy Allocation Fund, Class A    -36.58%     -12.39%      -3.98%       -2.69%

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index

                              (PERFORMANCE GRAPH)

              SAAT Moderate                      Barclays
                 Strategy                      US Aggregate
             Allocation Fund   S&P 500 Index    Bond Index    MSCI EAFE Index
             ---------------   -------------   ------------   ---------------
11/17/2003        100000           100000         100000           100000
     4-Mar        105800           108574         103113           115418
     5-Mar        111733           115838         104296           132795
     6-Mar        128469           129420         106651           165209
     7-Mar        145893           144731         113677           198577
     8-Mar        136198           137383         122391           193222
     9-Mar         86375            85056         126221           103357

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


         14 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Aggressive Strategy Fund

Objectives

The Aggressive Strategy Fund (the "Fund") seeks long-term capital appreciation.

Strategy

The Fund may be appropriate for long-term goals for which the investor is seeking growth without sensitivity to a particular type of risk. The strategy is primarily invested in equity funds, both domestic and international. Therefore, over time the strategy will capture the return premium provided by the global equity markets. Additional return premiums are targeted through allocations to high yield bond funds and emerging market debt funds, diversifying the sources of return.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Aggressive Strategy Fund, Class A, returned -41.12% for the fiscal year ended March 31, 2009. The Strategy's largest component, the SIMT Large Cap Diversified Alpha Fund, returned -43.21%. Allocations to small cap also hurt performance as the SIMT Small Cap Growth Fund returned -43.47%, the SIMT Small Cap Value Fund was down 41.11%, and SIMT Small/Mid Cap Diversified Alpha Fund lost 47.55%.

The Fund's developed market international exposure, represented by the SIT International Equity Fund, detracted from performance, down 53.95%, as did exposure to emerging markets, with the SIT Emerging Markets Equity Fund returning -47.74%.

The portion of the strategy allocated to fixed income suffered less severe declines compared to equity allocations. While the SIMT High Yield Bond Fund returned -26.16%, primarily due to continued uncertainty in the credit markets, the SIT Emerging Markets Debt Fund was down 15.83%.

Aggressive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                 Annualized   Annualized   Annualized
                      One Year     3 Year       5 Year      Inception
                       Return      Return       Return       to Date
                      --------   ----------   ----------   ----------
Aggressive Strategy
   Fund, Class A       -41.12%     -15.36%      -5.06%       -3.20%
Aggressive Strategy
   Fund, Class I       -41.28%     -15.58%      -5.45%       -3.59%

Comparison of Change in the Value of a $100,000 Investment in the Aggressive Strategy Fund, Class A and Class I, versus the S&P 500 Index and the MSCI EAFE Index

                               (PERFORMANCE GRAPH)

                  SAAT            SAAT
               Aggressive      Aggressive
                Strategy        Strategy     S&P 500   MSCI EAFE
             Fund, Class A   Fund, Class I    Index      Index
             -------------   -------------   -------   ---------
11/17/2003       100000          100000       100000     100000
   4-Mar         108900          108700       108574     115418
   5-Mar         117470          116565       115838     132795
   6-Mar         138499          136565       129420     165209
   7-Mar         154761          152227       144731     198577
   8-Mar         142643          139896       137383     193222
   9-Mar          83990           82153        85056     103357

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 15

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009 (Unaudited)

Tax-Managed Aggressive Strategy Fund

Objectives

The Tax-Managed Aggressive Strategy Fund (the "Fund") seeks long-term capital appreciation.

Strategy

The Fund may be appropriate for long-term goals for which the investor is seeking growth without sensitivity to a particular type of risk. The strategy is primarily invested in equity funds, both domestic and international. Therefore, over time the strategy will capture the return premium provided by the global equity markets. Additional return premiums are targeted through allocations to high yield bond funds and emerging market debt funds, diversifying the sources of return.

Under normal conditions, a majority of the Fund's equity portion is allocated to tax-managed U.S. equity funds. Style diversification through style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Tax-Managed Aggressive Strategy Fund, Class A, returned -40.20% for the fiscal year ended March 31, 2009. The strategy's largest component, the SIMT Tax-Managed Large Cap Fund, declined 39.38%. Small cap stocks also experienced negative returns, and the allocation to the SIMT Tax-Managed Small Cap Fund detracted from performance, down 39.78%.

The Fund's developed market international exposure, represented by the SIT International Equity Fund, detracted from performance, down 53.95%, as did exposure to emerging markets, with the SIT Emerging Markets Equity Fund returning -47.74%.

The portion of the strategy allocated to fixed income suffered less severe declines compared to equity allocations. While the SIMT High Yield Bond Fund returned -26.16%, primarily due to continued uncertainty in the credit markets, the SIT Emerging Markets Debt Fund was down 15.83%.

Tax-Managed Aggressive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                       Annualized   Annualized   Annualized
                            One Year     3 Year       5 Year      Inception
                             Return      Return       Return       to Date
                            --------   ----------   ----------   ----------
Tax-Managed Aggressive
   Strategy Fund, Class A    -40.20%     -14.63%      -4.65%       -2.81%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Aggressive Strategy Fund, Class A, versus the S&P 500 Index and the MSCI EAFE Index

                               (PERFORMANCE GRAPH)

                  SAAT
              Tax-Managed
               Aggressive    S&P 500   MSCI EAFE
             Strategy Fund    Index      Index
             -------------   -------   ---------
11/17/2003       100000       100000     100000
   4-Mar         108900       108574     115418
   5-Mar         117508       115838     132795
   6-Mar         137901       129420     165209
   7-Mar         152740       144731     198577
   8-Mar         143502       137383     193222
   9-Mar          85807        85056     103357

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


         16 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Core Market Strategy Fund

Objectives

The Core Market Strategy Fund (the "Fund") seeks capital appreciation while maintaining broad equity and fixed income market participation.

Strategy

Broad U.S. fixed income participation is maintained through an allocation to core U.S. fixed income funds, which is expected to comprise about 50% of the portfolio over time. Broad U.S. equity participation is maintained through style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Fund invests in funds which invest in intermediate-term bonds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bonds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Core Market Strategy Fund, Class A, returned -24.87% for the fiscal year ended March 31, 2009. The strategy's large allocation to the SIMT Core Fixed Income Fund returned -6.38%. The strategy's largest equity component, the SIMT Large Cap Diversified Alpha Fund, returned -43.21%. Allocations to small cap also hurt performance as the SIMT Small Cap Growth Fund returned -43.47%, the SIMT Small Cap Value Fund was down 41.11%, and SIMT Small/Mid Cap Diversified Alpha Fund lost 47.55%.

The Fund's developed market international exposure, represented by the SIT International Equity Fund, detracted from performance, down 53.95%, as did exposure to emerging markets, with the SIT Emerging Markets Equity Fund returning -47.74%.

The portion of the strategy allocated to fixed income suffered less severe declines compared to equity allocations. While the SIMT High Yield Bond Fund returned -26.16%, primarily due to continued uncertainty in the credit markets, the SIT Emerging Markets Debt Fund was down 15.83%.

Core Market Strategy Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                  Annualized   Annualized   Annualized
                       One Year     3 Year       5 Year      Inception
                        Return      Return       Return       to Date
                       --------   ----------   ----------   ----------
Core Market Strategy
   Fund, Class A        -24.87%     -7.17%       -1.69%       -0.50%
Core Market Strategy
   Fund, Class I(2)     -24.80%     -7.18%       -1.31%       -0.10%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index

                               (PERFORMANCE GRAPH)

                 SAAT            SAAT
              Core Market     Core Market              Barclays U.S.
               Strategy        Strategy      S&P 500     Aggregate     MSCI EAFE
             Fund, Class A   Fund, Class I    Index      Bond Index      Index
             -------------   -------------   -------   -------------   ---------
11/17/2003       100000          100000       100000       100000        100000
   4-Mar         106000          106200       108574       103113        115418
   5-Mar         110944          112458       115838       104296        132795
   6-Mar         121682          124341       129420       106651        165209
   7-Mar         133057          136027       144731       113677        198577
   8-Mar         129582          132245       137383       122391        193222
   9-Mar          97353           99443        85056       126221        103357

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(2) Class I shares have not been marketed and have a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 17

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009 (Unaudited)

Core Market Strategy Allocation Fund

Objectives

The Core Market Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy

Broad U.S. equity participation is maintained through tax-managed, style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification. Additional allocations to high yield bond funds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through tax-managed, style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Core Market Strategy Allocation Fund, Class A, returned -41.37% for the fiscal year ended March 31, 2009. Overall, stocks performed poorly during the period as the global economic downturn persisted amid falling housing prices, tight credit markets, and investor risk aversion. The strategy's largest component, the SIMT Tax-Managed Large Cap Fund, returned -39.38%. The allocation to the SIMT Tax-Managed Small Cap Fund also detracted from performance, down 39.78%.

The Fund's developed market international exposure, represented by the SIT International Equity Fund, detracted from performance, down 53.95%, as did exposure to emerging markets, with the SIT Emerging Markets Equity Fund returning -47.74%.

The portion of the Fund allocated to fixed income suffered less severe declines compared to equity allocations. The SIT Emerging Markets Debt Fund returned -15.83%, and the SIMT High Yield Bond Fund returned -26.16%, primarily due to continued uncertainty in the credit markets.

Core Market Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                         Annualized   Annualized   Annualized
                              One Year     3 Year       5 Year      Inception
                               Return      Return       Return      to Date
                              --------   ----------   ----------   ----------
Core Market Strategy
   Allocation Fund, Class A    -41.37%     -15.18%       -5.45%      -4.15%

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index

                              (PERFORMANCE GRAPH)

             SAAT Core Market             Barclays US
                 Strategy       S&P 500    Aggregate    MSCI EAFE
              Allocation Fund    Index     Bond Index     Index
             ----------------   -------   -----------   ---------
11/17/2003        100000         100000      100000      100000
   4-Mar          105400         108574      103113      115418
   5-Mar          111232         115838      104296      132795
   6-Mar          130468         129420      106651      165209
   7-Mar          144478         144731      113677      198577
   8-Mar          135801         137383      122391      193222
   9-Mar           79626          85056      126221      103357

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


         18 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Market Growth Strategy Fund

Objectives

The Market Growth Strategy Fund (the "Fund") seeks capital appreciation while maintaining broad equity and fixed income market participation.

Strategy

Broad U.S. fixed income participation is maintained through an allocation to core U.S. fixed income funds, which is expected to comprise about 25% of the portfolio over time. Broad U.S. equity participation is maintained through style neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Fund invests in funds which invest in intermediate-term bond funds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bond funds and emerging market debt funds provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Market Growth Strategy Fund, Class A, returned -33.37% for the fiscal year ended March 31, 2009. The strategy's largest component, the SIMT Large Cap Diversified Alpha Fund, returned -43.21%. Allocations to small cap also hurt performance as the SIMT Small Cap Growth Fund returned -43.47%, the SIMT Small Cap Value Fund was down 41.11%, and SIMT Small/Mid Cap Diversified Alpha Fund lost 47.55%.

The Fund's developed market international exposure, represented by the SIT International Equity Fund, detracted from performance, down 53.95%, as did exposure to emerging markets, with the SIT Emerging Markets Equity Fund returning -47.74%.

The Fund's allocation to the SIMT Core Fixed Income Fund, which returned -6.38%, mitigated the severity of portfolio losses, while the SIT Emerging Markets Debt Fund lost 15.83%. Meanwhile, the SIMT High Yield Bond Fund returned -26.16%, detracting from performance, primarily due to continued uncertainty in the credit markets.

Market Growth Strategy Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                    Annualized   Annualized   Annualized
                         One Year     3 Year       5 Year     Inception
                          Return     Return       Return       to Date
                         --------   ----------   ----------   ----------
Market Growth Strategy
   Fund, Class A          -33.37%     -11.37%      -3.35%       -2.02%
Market Growth Strategy
   Fund, Class I(2)       -33.45%     -11.45%      -3.52%       -2.26%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Fund, Class A and Class I, versus the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index

                               (PERFORMANCE GRAPH)

                                SAAT Market
               SAAT Market         Growth                Barclays US
             Growth Strategy      Strategy     S&P 500    Aggregate    MSCI EAFE
              Fund, Class A    Fund, Class I    Index     Bond Index     Index
             ---------------   -------------   -------   -----------   ---------
11/17/2003       100000            100000       100000      100000       100000
  4-Mar          106300            105800       108574      103113       115418
  5-Mar          113208            111400       115838      104296       132795
  6-Mar          128739            127357       129420      106651       165209
  7-Mar          142254            140930       144731      113677       198577
  8-Mar          134525            132902       137383      122391       193222
  9-Mar           89630             88441        85056      126221       103357

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

(2) Prior to 2007, the Class I shares had a limited number of shares outstanding. Certain total returns prior to 2007 for Class I exceeded Class A due to rounding.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 19

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009 (Unaudited)

Market Growth Strategy Allocation Fund

Objectives

The Market Growth Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy

Broad U.S. equity participation is maintained through tax-managed, style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification. Additional allocations to high yield bond funds and emerging market debt funds provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through tax-managed, style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis

The Market Growth Strategy Allocation Fund, Class A, returned -40.18% for the fiscal year ended March 31, 2009. The strategy's largest component, the SIMT Tax-Managed Large Cap Fund, returned -39.38%. The allocation to the SIMT Tax-Managed Small Cap Fund also detracted from performance, down 39.78%.

The Fund's developed market international exposure, represented by the SIT International Equity Fund, was also hurt by the effects of the global recession, down 53.95%, as did exposure to emerging markets, with the SIT Emerging Markets Equity Fund returning -47.74%.

The portion of the strategy allocated to fixed income suffered less severe declines compared to equity allocations. The SIT Emerging Markets Debt Fund was down 15.83% and the SIMT High Yield Bond Fund returned -26.16%, primarily due to continued uncertainty in the credit markets.

Market Growth Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN(1)

                                         Annualized   Annualized   Annualized
                              One Year     3 Year       3 Year     Inception
                               Return      Return       Return      to Date
                              --------   ----------   ----------   ----------
Market Growth Strategy
   Allocation Fund, Class A    -40.18%     -14.65%       -4.98%      -3.50%

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Allocation Fund, Class A, versus the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the MSCI EAFE Index

                              (PERFORMANCE GRAPH)

               SAAT Market                Lehman US
             Growth Strategy   S&P 500    Aggregate   MSCI EAFE
             Allocation Fund    Index    Bond Index     Index
             ---------------   -------   ----------   ---------
11/17/2003        100000        100000     100000       100000
  4-Mar           106600        108574     103113       115418
  5-Mar           113443        115838     104296       132795
  6-Mar           132808        129420     106651       165209
  7-Mar           147010        144731     113677       198577
  8-Mar           138046        137383     122391       193222
  9-Mar            82583         85056     126221       103357

(1) For the period ended March 31, 2009. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Barclays U.S. Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


         20 SEI Asset Allocation Trust / Annual Report / March 31, 2009

SCHEDULE OF INVESTMENTS

Diversified Conservative Income Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Fixed Income Fund   54.4%
Equity Funds        25.5%
Money Market Fund   20.1%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.7%
FIXED INCOME FUND -- 54.8%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*                                               2,451,966      $21,896
                                                                                                    -------
Total Fixed Income Fund
   (Cost $22,020) ($ Thousands)                                                                      21,896
                                                                                                    -------
EQUITY FUNDS -- 25.7%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A                                      1,698,236        9,069
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                                                    44,492          399
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                                                     45,312          415
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund, Class A                                     97,389          410
                                                                                                    -------
   Total Equity Funds
      (Cost $16,951) ($ Thousands)                                                                   10,293
                                                                                                    -------
MONEY MARKET FUND -- 20.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                     8,079,852        8,080
                                                                                                    -------
Total Money Market Fund
   (Cost $8,080) ($ Thousands)                                                                        8,080
                                                                                                    -------
Total Investments -- 100.7%
   (Cost $47,051) ($ Thousands)                                                                     $40,269
                                                                                                    =======

Percentages are based on Net Assets of $39,985 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 21

SCHEDULE OF INVESTMENTS

Diversified Conservative Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Fixed Income Fund   58.2%
Equity Funds        40.8%
Money Market Fund    1.0%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 101.2%
FIXED INCOME FUND -- 58.9%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A*                                               2,804,047   $      25,040
                                                                                                 -------------
Total Fixed Income Fund
   (Cost $23,023) ($ Thousands)                                                                         25,040
                                                                                                 -------------
EQUITY FUNDS -- 41.3%
   SEI Institutional International Trust
      International Equity Fund, Class A                                               642,200           3,493
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A                                      2,317,946          12,378
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                                                    60,787             546
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                                                     61,990             568
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund Class A                                     132,470             558
                                                                                                 -------------
Total Equity Funds
   (Cost $30,146) ($ Thousands)                                                                         17,543
                                                                                                 -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                       435,031             435
                                                                                                 -------------
Total Money Market Fund
   (Cost $435) ($ Thousands)                                                                               435
                                                                                                 -------------
Total Investments -- 101.2%
   (Cost $53,604) ($ Thousands)                                                                  $      43,018
                                                                                                 =============

Percentages are based on Net Assets of $42,524 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


         22 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Diversified Global Moderate Growth Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Equity Funds         60.7%
Fixed Income Funds   38.3%
Money Market Fund     1.0%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 102.8%
EQUITY FUNDS -- 62.4%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A                                            178,790   $       1,060
   SEI Institutional International Trust
      International Equity Fund, Class A                                             2,737,845          14,894
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A                                      7,938,012          42,389
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                                                   208,282           1,871
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                                                    212,874           1,950
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund, Class A                                    454,420           1,913
                                                                                                 -------------
Total Equity Funds
   (Cost $91,918) ($ Thousands)                                                                         64,077
                                                                                                 -------------
FIXED INCOME FUNDS -- 39.3%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A                                              131,402           1,043
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                                                3,586,416          32,027
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                  1,520,114           7,297
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $45,887) ($ Thousands)                                                                         40,367
                                                                                                 -------------
MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                     1,095,458           1,095
                                                                                                 -------------
Total Money Market Fund
   (Cost $1,095) ($ Thousands)                                                                           1,095
                                                                                                 -------------
Total Investments -- 102.8%
   (Cost $138,900) ($ Thousands)                                                                 $     105,539
                                                                                                 =============

Percentages are based on Net Assets of $102,650 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 23

SCHEDULE OF INVESTMENTS

Diversified Moderate Growth Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Equity Funds        60.8%
Fixed Income Fund   38.2%
Money Market Fund    1.0%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 101.1%
EQUITY FUNDS -- 61.5%
   SEI Institutional International Trust
      International Equity Fund, Class A                                             1,520,270   $       8,270
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A                                      5,485,047          29,290
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                                                   143,528           1,289
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                                                    147,166           1,348
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund, Class A                                    314,491           1,324
                                                                                                 -------------
Total Equity Funds
   (Cost $57,599) ($ Thousands)                                                                         41,521
                                                                                                 -------------
FIXED INCOME FUND -- 38.6%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                                                2,921,996          26,093
                                                                                                 -------------
Total Fixed Income Fund
   (Cost $29,520) ($ Thousands)                                                                         26,093
                                                                                                 -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 0.120% (A)                                                              685,504             686
                                                                                                 -------------
Total Money Market Fund
   (Cost $686) ($ Thousands)                                                                               686
                                                                                                 -------------
Total Investments -- 101.1%
   (Cost $87,805) ($ Thousands)                                                                  $      68,300
                                                                                                 =============

Percentages are based on Net Assets of $67,528 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

The accompanying notes are an integral part of the financial statements.


         24 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Diversified Global Growth Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Equity Funds            80.5%
Fixed Income Funds      18.5%
Money Market Fund        1.0%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 101.2%
EQUITY FUNDS -- 81.4%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A                                            372,264   $       2,207
   SEI Institutional International Trust
      International Equity Fund, Class A                                             3,609,048          19,633
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A*                                    10,850,343          57,941
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                                                   283,859           2,549
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                                                    290,186           2,658
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund, Class A                                    622,048           2,619
                                                                                                 -------------
Total Equity Funds
   (Cost $144,762) ($ Thousands)                                                                        87,607
                                                                                                 -------------
FIXED INCOME FUNDS -- 18.7%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                                                1,777,826          15,876
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                    889,947           4,272
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $24,207) ($ Thousands)                                                                         20,148
                                                                                                 -------------

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                     1,133,977   $       1,134
                                                                                                 -------------
Total Money Market Fund
   (Cost $1,134) ($ Thousands)                                                                           1,134
                                                                                                 -------------
Total Investments -- 101.2%
   (Cost $170,103) ($ Thousands)                                                                 $     108,889
                                                                                                 =============

Percentages are based on Net Assets of $107,650 ($ Thousands).

(A) Rate shown is the 7-day effective yield as of March 31, 2009.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 25

SCHEDULE OF INVESTMENTS

Diversified Global Stock Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Equity Funds        98.9%
Money Market Fund    1.1%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 101.5%
EQUITY FUNDS -- 100.3%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A                                            183,998   $       1,091
   SEI Institutional International Trust
      International Equity Fund, Class A                                             2,288,390          12,449
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A*                                     6,640,070          35,458
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                                                   173,925           1,562
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                                                    177,898           1,629
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund, Class A                                    379,631           1,598
                                                                                                 -------------
Total Equity Funds
   (Cost $93,407) ($ Thousands)                                                                         53,787
                                                                                                 -------------
MONEY MARKET FUND -- 1.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                       623,647             624
                                                                                                 -------------
Total Money Market Fund
   (Cost $624) ($ Thousands)                                                                               624
                                                                                                 -------------
Total Investments -- 101.5%
   (Cost $94,031) ($ Thousands)                                                                  $      54,411
                                                                                                 =============

Percentages are based on Net Assets of $53,629 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


         26 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Diversified U.S. Stock Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Equity Funds          99.0%
Money Market Fund      1.0%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.2%
EQUITY FUNDS -- 99.2%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A*                                     5,408,701   $      28,883
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                                                   141,685           1,272
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                                                    144,783           1,326
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund, Class A                                    309,510           1,303
                                                                                                 -------------
Total Equity Funds
   (Cost $59,425) ($ Thousands)                                                                         32,784
                                                                                                 -------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                       339,828             340
                                                                                                 -------------
Total Money Market Fund
   (Cost $340) ($ Thousands)                                                                               340
                                                                                                 -------------
Total Investments -- 100.2%
   (Cost $59,765) ($ Thousands)                                                                  $      33,124
                                                                                                 =============

Percentages are based on Net Assets of $33,065 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 75% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Schedule of Investments and Statement of Assets & Liabilities as of March 31, 2009 (unaudited), and the Annual Report as of September 30, 2008 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund are included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 27

SCHEDULE OF INVESTMENTS

Defensive Strategy Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Fixed Income Funds   20.2%
Money Market Fund    79.8%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.4%
FIXED INCOME FUNDS -- 20.3%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                                                  562,758   $       5,026
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                                                    392,346           2,491
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                    528,145           2,535
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $12,517) ($ Thousands)                                                                         10,052
                                                                                                 -------------
MONEY MARKET FUND -- 80.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 0.120%* (A)                                                          39,830,339          39,830
                                                                                                 -------------
Total Money Market Fund
   (Cost $39,830) ($ Thousands)                                                                         39,830
                                                                                                 -------------
Total Investments -- 100.4%
   (Cost $52,347) ($ Thousands)                                                                  $      49,882
                                                                                                 =============

Percentages are based on Net Assets of $49,707 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

* The Fund's investment in the SEI Liquid Asset Trust Prime Obligation Fund, Class A represents greater than 75% of the Fund's total investments. The SEI Liquid Asset Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Schedule of Investments and Statement of Assets & Liabilities as of March 31, 2009 (unaudited), and the Annual Report as of June 30, 2008 for the SEI Liquid Asset Trust Prime Obligation Fund are included at the back of the financial statements. For further financial information, available upon request at no charge, on the SEI Liquid Asset Trust Prime Obligation Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


         28 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Defensive Strategy Allocation Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Equity Funds        61.0%
Fixed Income Fund   39.0%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 99.7%
EQUITY FUNDS -- 60.8%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                                                        336,472   $       1,804
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund, Class A                                            432,561           3,404
                                                                                                 -------------
Total Equity Funds
   (Cost $6,245) ($ Thousands)                                                                           5,208
                                                                                                 -------------
FIXED INCOME FUND -- 38.9%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                    693,125           3,327
                                                                                                 -------------
Total Fixed Income Fund
   (Cost $5,451) ($ Thousands)                                                                           3,327
                                                                                                 -------------
Total Investments -- 99.7%
   (Cost $11,696) ($ Thousands)                                                                  $       8,535
                                                                                                 =============

Percentages are based on Net Assets of $8,559 ($ Thousands).

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 29

SCHEDULE OF INVESTMENTS

Conservative Strategy Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Fixed Income Funds   60.0%
Equity Funds         11.4%
Money Market Fund    23.6%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.0%
FIXED INCOME FUNDS -- 60.0%
   SEI Daily Income Trust
      Ultra Short Bond Fund, Class A                                                 3,336,656   $      27,828
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                                                1,204,066          10,752
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                                                  2,014,833          12,794
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                  2,712,152          13,019
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $80,029) ($ Thousands)                                                                         64,393
                                                                                                 -------------
EQUITY FUNDS -- 11.4%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund, Class A                                          478,561           3,259
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                                                        434,142           2,327
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund, Class A                                            839,635           6,608
                                                                                                 -------------
Total Equity Funds
   (Cost $17,242) ($ Thousands)                                                                         12,194
                                                                                                 -------------
MONEY MARKET FUND -- 28.6%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 0.120% (A)                                                           30,730,048          30,730
                                                                                                 -------------
Total Money Market Fund
   (Cost $30,730) ($ Thousands)                                                                         30,730
                                                                                                 -------------
Total Investments -- 100.0%
   (Cost $128,001) ($ Thousands)                                                                 $     107,317
                                                                                                 =============

Percentages are based on Net Assets of $107,303 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

The accompanying notes are an integral part of the financial statements.


         30 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Conservative Strategy Allocation Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Equity Funds        67.9%
Fixed Income Fund   32.0%
Money Market Fund    0.1%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.0%
EQUITY FUNDS -- 67.9%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                                                        745,261   $       3,995
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund, Class A                                            979,816           7,711
                                                                                                 -------------
Total Equity Funds
   (Cost $14,352) ($ Thousands)                                                                         11,706
                                                                                                 -------------
FIXED INCOME FUND -- 32.0%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                  1,150,408           5,522
                                                                                                 -------------
Total Fixed Income Fund
   (Cost $6,828) ($ Thousands)                                                                           5,522
                                                                                                 -------------
MONEY MARKET FUND -- 0.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                        14,406              14
                                                                                                 -------------
Total Money Market Fund
   (Cost $14) ($ Thousands)                                                                                 14
                                                                                                 -------------
Total Investments -- 100.0%
   (Cost $21,194) ($ Thousands)                                                                  $      17,242
                                                                                                 =============

Percentages are based on Net Assets of $17,248 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 31

SCHEDULE OF INVESTMENTS

Moderate Strategy Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Fixed Income Funds   53.2%
Equity Funds         46.8%
Money Market Fund     0.0%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.0%
FIXED INCOME FUNDS -- 53.2%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                                                5,462,658   $      48,782
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                                                  7,326,805          46,525
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                  7,789,355          37,389
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $140,489) ($ Thousands)                                                                       132,696
                                                                                                 -------------
EQUITY FUNDS -- 46.8%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund, Class A                                        5,490,984          37,394
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                                                   948,826          12,714
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                                                  1,233,634          12,694
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                                                      2,997,621          16,067
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund, Class A                                          4,822,627          37,954
                                                                                                 -------------
Total Equity Funds
   (Cost $177,993) ($ Thousands)                                                                       116,823
                                                                                                 -------------
MONEY MARKET FUND -- 0.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 0.120% (A)                                                              103,686             104
                                                                                                 -------------
Total Money Market Fund
   (Cost $104) ($ Thousands)                                                                               104
                                                                                                 -------------
Total Investments -- 100.0%
   (Cost $318,586) ($ Thousands)                                                                 $     249,623
                                                                                                 =============

Percentages are based on Net Assets of $249,705 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

The accompanying notes are an integral part of the financial statements.


         32 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Moderate Strategy Allocation Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Equity Funds        82.4%
Fixed Income Fund   17.4%
Money Market Fund    0.2%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.2%
EQUITY FUNDS -- 82.6%
   SEI Institutional International Trust
      International Equity Fund, Class A                                               939,146   $       5,109
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                                                      1,005,719           5,391
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund, Class A                                            1,353,846          10,235
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund, Class A                                          3,303,111          25,995
                                                                                                 -------------
Total Equity Funds
   (Cost $60,718) ($ Thousands)                                                                         46,730
                                                                                                 -------------
FIXED INCOME FUND -- 17.4%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                  2,055,901           9,869
                                                                                                 -------------
Total Fixed Income Fund
   (Cost $16,752) ($ Thousands)                                                                          9,869
                                                                                                 -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 0.120% (A)                                                              113,316             113
                                                                                                 -------------
Total Money Market Fund
   (Cost $113) ($ Thousands)                                                                               113
                                                                                                 -------------
Total Investments -- 100.2%
   (Cost $77,583) ($ Thousands)                                                                  $      56,712
                                                                                                 =============

Percentages are based on Net Assets of $56,605 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 33

SCHEDULE OF INVESTMENTS

Aggressive Strategy Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Equity Funds         80.2%
Fixed Income Funds   19.5%
Money Market Fund     0.3%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.7%
EQUITY FUNDS -- 80.7%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A                                            779,478   $       4,622
   SEI Institutional International Trust
      International Equity Fund, Class A                                             7,575,318          41,210
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A                                     20,529,532         109,628
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                                                 1,036,134           9,304
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                                                  1,023,642           9,377
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund, Class A                                  2,222,298           9,356
                                                                                                 -------------
Total Equity Funds
   (Cost $330,463) ($ Thousands)                                                                       183,497
                                                                                                 -------------
FIXED INCOME FUNDS -- 19.7%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A                                            1,959,721          15,560
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                  6,070,849          29,140
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $68,058) ($ Thousands)                                                                         44,700
                                                                                                 -------------
MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                       733,842             734
                                                                                                 -------------
Total Money Market Fund
   (Cost $734) ($ Thousands)                                                                               734
                                                                                                 -------------
Total Investments -- 100.7%
   (Cost $399,255) ($ Thousands)                                                                 $     228,931
                                                                                                 =============

Percentages are based on Net Assets of $227,337 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

The accompanying notes are an integral part of the financial statements.


         34 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Tax-Managed Aggressive Strategy Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Equity Funds         88.5%
Fixed Income Funds   11.5%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 99.8%
EQUITY FUNDS -- 88.3%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A                                            154,352   $         915
   SEI Institutional International Trust
      International Equity Fund, Class A                                             1,331,213           7,242
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund Class A*                                            3,357,983          25,386
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund, Class A                                              975,338           6,447
                                                                                                 -------------
Total Equity Funds
   (Cost $47,766) ($ Thousands)                                                                         39,990
                                                                                                 -------------
FIXED INCOME FUNDS -- 11.5%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A                                              166,295           1,321
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                    808,388           3,880
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $7,255) ($ Thousands)                                                                           5,201
                                                                                                 -------------
Total Investments -- 99.8%
   (Cost $55,021) ($ Thousands)                                                                  $      45,191
                                                                                                 =============

Percentages are based on Net Assets of $45,280 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 35

SCHEDULE OF INVESTMENTS

Core Market Strategy Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Fixed Income Funds   58.8%
Equity Funds         40.7%
Money Market Fund     0.5%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.7%
FIXED INCOME FUNDS -- 59.2%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A                                              146,902   $       1,167
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                                                3,247,932          29,004
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                    980,435           4,706
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $33,933) ($ Thousands)                                                                         34,877
                                                                                                 -------------
EQUITY FUNDS -- 41.0%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A                                            102,444             607
   SEI Institutional International Trust
      International Equity Fund, Class A                                               992,777           5,401
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund Class A                                       2,704,683          14,443
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                                                   135,754           1,219
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                                                    134,079           1,228
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund, Class A                                    291,107           1,226
                                                                                                 -------------
Total Equity Funds
   (Cost $43,480) ($ Thousands)                                                                         24,124
                                                                                                 -------------
MONEY MARKET FUND -- 0.5%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                       267,137             267
                                                                                                 -------------
Total Money Market Fund
   (Cost $267) ($ Thousands)                                                                               267
                                                                                                 -------------
Total Investments -- 100.7%
   (Cost $77,680) ($ Thousands)                                                                  $      59,268
                                                                                                 =============

Percentages are based on Net Assets of $58,877 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

The accompanying notes are an integral part of the financial statements.


         36 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Core Market Strategy Allocation Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Equity Funds         88.5%
Fixed Income Funds   11.5%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.0%
EQUITY FUNDS -- 88.5%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A                                             48,675   $         288
   SEI Institutional International Trust
      International Equity Fund, Class A                                               420,612           2,288
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund, Class A*                                           1,060,820           8,020
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund, Class A                                              308,152           2,037
                                                                                                 -------------
Total Equity Funds
   (Cost $15,217) ($ Thousands)                                                                         12,633
                                                                                                 -------------
FIXED INCOME FUNDS -- 11.5%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A                                               52,483             417
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                    255,215           1,225
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $2,269) ($ Thousands)                                                                           1,642
                                                                                                 -------------
Total Investments -- 100.0%
   (Cost $17,486) ($ Thousands)                                                                  $      14,275
                                                                                                 =============

Percentages are based on Net Assets of $14,278 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 37

SCHEDULE OF INVESTMENTS

Market Growth Strategy Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Equity Funds         60.6%
Fixed Income Funds   39.3%
Money Market Fund     0.1%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.3%
EQUITY FUNDS -- 60.7%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A                                            647,566   $       3,840
   SEI Institutional International Trust
      International Equity Fund, Class A                                             9,763,113          53,111
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund, Class A                                     24,757,555         132,205
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                                                 1,287,579          11,563
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                                                  1,271,889          11,651
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund, Class A                                  3,681,796          15,500
                                                                                                 -------------
Total Equity Funds
   (Cost $374,825) ($ Thousands)                                                                       227,870
                                                                                                 -------------
FIXED INCOME FUNDS -- 39.4%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A                                            1,856,393          14,740
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                                               10,311,614          92,083
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                  8,517,794          40,885
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $187,892) ($ Thousands)                                                                       147,708
                                                                                                 -------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                       593,995             594
                                                                                                 -------------
Total Money Market Fund
   (Cost $594) ($ Thousands)                                                                               594
                                                                                                 -------------
Total Investments -- 100.3%
   (Cost $563,311) ($ Thousands)                                                                 $     376,172
                                                                                                 =============

Percentages are based on Net Assets of $375,099 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

The accompanying notes are an integral part of the financial statements.


         38 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Market Growth Strategy Allocation Fund
March 31, 2009

SECTOR WEIGHTINGS (UNAUDITED)+:

                                   (BAR CHART)

Equity Funds         86.5%
Fixed Income Funds   11.3%
Money Market Fund     2.2%

+    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
AFFILIATED INVESTMENT FUNDS -- 102.2%
EQUITY FUNDS -- 88.4%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A                                            274,708   $       1,629
   SEI Institutional International Trust
      International Equity Fund, Class A                                             2,367,439          12,879
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund, Class A*                                           5,971,507          45,145
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund, Class A                                            1,733,643          11,459
                                                                                                 -------------
Total Equity Funds
   (Cost $88,276) ($ Thousands)                                                                         71,112
                                                                                                 -------------
FIXED INCOME FUNDS -- 11.5%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A                                              295,730           2,348
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                                                  1,437,534           6,900
                                                                                                 -------------
Total Fixed Income Funds
   (Cost $13,823) ($ Thousands)                                                                          9,248
                                                                                                 -------------
MONEY MARKET FUND -- 2.3%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A, 0.120% (A)                                     1,843,323           1,843
                                                                                                 -------------
Total Money Market Fund
   (Cost $1,843) ($ Thousands)                                                                           1,843
                                                                                                 -------------
Total Investments -- 102.2%
   (Cost $103,942) ($ Thousands)                                                                 $      82,203
                                                                                                 =============

Percentages are based on Net Assets of $80,428 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of March 31, 2009.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 39

Statements of Assets and Liabilities ($ Thousands)

March 31, 2009

                                                                       DIVERSIFIED                    DIVERSIFIED
                                                                      CONSERVATIVE    DIVERSIFIED        GLOBAL
                                                                         INCOME      CONSERVATIVE   MODERATE GROWTH
                                                                          FUND           FUND             FUND
                                                                      ------------   ------------   ---------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $47,051, $53,604, $138,900, $87,805,
      $170,103, $94,031,and $59,765, respectively.)                      $40,269       $ 43,018        $105,539
   Receivable for Investment Securities Sold                                 507            855           2,039
   Income Distribution Receivable from Affiliated Funds                      139            157             279
   Receivable for Fund Shares Sold                                             8             10              36
   Prepaid Expenses                                                            3              4              11
   Receivable from Administrator                                               2              1               1
                                                                         -------       --------        --------
   Total Assets                                                           40,928         44,045         107,905
                                                                         -------       --------        --------
LIABILITIES:
   Payable for Investment Securities Purchased                               717            988           2,334
   Payable for Fund Shares Redeemed                                          206            508           2,851
   Distribution Fees Payable                                                   5              4               3
   Investment Advisory Fees Payable                                            3              4               9
   Income Distribution Payable                                                 2              6              30
   Administrative Servicing Fees Payable                                       1              1               4
   Trustees' Fees Payable                                                     --             --               1
   Accrued Expenses                                                            9             10              23
                                                                         -------       --------        --------
   Total Liabilities                                                         943          1,521           5,255
                                                                         -------       --------        --------
   Net Assets                                                            $39,985       $ 42,524        $102,650
                                                                         =======       ========        ========
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)                           51,142         61,648         170,382
   Undistributed Net Investment Income                                        15             15              30
   Accumulated Net Realized Loss on Investments                           (4,390)        (8,553)        (34,401)
   Net Unrealized Depreciation on Investments                             (6,782)       (10,586)        (33,361)
                                                                         -------       --------        --------
   Net Assets                                                            $39,985       $ 42,524        $102,650
                                                                         =======       ========        ========
   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($31,429,994 / 3,594,228 shares), ($34,445,260 /
      4,750,360 shares), ($81,133,296 / 11,784,080 shares),
      ($50,544,038 / 6,674,822 shares), ($76,704,287 /
      11,078,935 shares), ($41,488,183 / 6,154,028 shares),
      and ($27,174,499 / 3,319,366 shares), respectively.                $  8.74       $   7.25        $   6.88
   Net Asset Value, Offering and Redemption Price Per Share --
      Class D ($5,484,500 / 631,513 shares), ($3,756,500 / 518,984 shares), ($2,048,771 / 300,714 shares), ($7,489,784 / 993,088 shares), ($4,704,817 / 684,580 shares), ($2,923,802 / 464,870
      shares), and ($3,169,019 / 414,266 shares), respectively.          $  8.68       $   7.24        $   6.81
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($3,070,302 / 351,751 shares), ($4,322,171 /
      597,078 shares), ($19,468,413 / 2,838,085 shares),
      ($9,493,818 / 1,254,696 shares), ($26,240,668 /
      3,794,833 shares), ($9,217,362 / 1,370,567 shares),
      and ($2,721,805 / 333,537 shares), respectively.                   $  8.73       $   7.24        $   6.86

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         40 SEI Asset Allocation Trust / Annual Report / March 31, 2009

DIVERSIFIED   DIVERSIFIED   DIVERSIFIED
  MODERATE       GLOBAL        GLOBAL     DIVERSIFIED
   GROWTH        GROWTH        STOCK       U.S. STOCK
    FUND          FUND          FUND          FUND
-----------   -----------   -----------   -----------



  $ 68,300      $108,889      $ 54,411      $ 33,124
     1,370         1,397            81            79
       167           147            --            --
        26           131            26            24
         8            12             6             9
        --            --            --            --
  --------      --------      --------      --------
    69,871       110,576        54,524        33,236
  --------      --------      --------      --------

     1,510         1,586           170            92
       790         1,285           699            64
        10             6             4             5
         6             9             4             3
         8            10             4            --
         2             5             2            --
         1             1             1            --
        16            24            11             7
  --------      --------      --------      --------
     2,343         2,926           895           171
  --------      --------      --------      --------
  $ 67,528      $107,650      $ 53,629      $ 33,065
  ========      ========      ========      ========


   115,627       196,584       104,949        73,822
        17            16            --            --
   (28,611)      (27,736)      (11,700)      (14,116)
   (19,505)      (61,214)      (39,620)      (26,641)
  --------      --------      --------      --------
  $ 67,528      $107,650      $ 53,629      $ 33,065
  ========      ========      ========      ========





  $   7.57      $   6.92      $   6.74      $   8.19




  $   7.54      $   6.87      $   6.29      $   7.65





  $   7.57      $   6.91      $   6.73      $   8.16


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 41

Statements of Assets and Liabilities ($ Thousands)

March 31, 2009

                                                                               DEFENSIVE
                                                                  DEFENSIVE    STRATEGY    CONSERVATIVE
                                                                   STRATEGY   ALLOCATION     STRATEGY
                                                                     FUND        FUND          FUND
                                                                  ---------   ----------   ------------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $52,347, $11,696, $128,001, $21,194,
      $318,586, and $77,583, respectively.)                        $ 49,882    $ 8,535       $107,317
   Income Distributions Receivable from Affiliated Funds                 62         35            308
   Receivable for Investment Securities Sold                             39        202            820
   Receivable from Administrator                                          5         --              7
   Prepaid Expenses                                                       3          1              9
   Receivable for Fund Shares Sold                                        2         20             --
                                                                   --------    -------       --------
   Total Assets                                                      49,993      8,793        108,461
                                                                   --------    -------       --------
LIABILITIES:
   Payable for Fund Shares Redeemed                                     210         14            180
   Payable for Investment Securities Purchased                           59        181            943
   Investment Advisory Fees Payable                                       4          1              9
   Trustees' Fees Payable                                                 1         --              1
   Bank Overdraft                                                        --         35             --
   Accrued Expenses                                                      12          3             25
                                                                   --------    -------       --------
   Total Liabilities                                                    286        234          1,158
                                                                   --------    -------       --------
   Net Assets                                                      $ 49,707    $ 8,559       $107,303
                                                                   ========    =======       ========
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)                      56,815     16,120        145,581
   Undistributed Net Investment Income                                    7          5             34
   Accumulated Net Realized Loss on Investments                      (4,650)    (4,405)       (17,628)
   Net Unrealized Depreciation on Investments                        (2,465)    (3,161)       (20,684)
                                                                   --------    -------       --------
   Net Assets                                                      $ 49,707    $ 8,559       $107,303
                                                                   ========    =======       ========
   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($49,706,706 / 5,518,114 shares), ($8,559,186 /
      1,332,872 shares), ($105,924,822 / 13,025,427 shares),
      ($17,247,957 / 2,835,623 shares), ($248,422,042 /
      32,257,827 shares), and ($56,604,605 / 6,943,192 shares),
      respectively.                                                $   9.01    $  6.42       $   8.13
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($110.06 / 12.180 shares), ($1,377,780 /
      167,022 shares), and ($1,282,579 / 162,976 shares),
      respectively.                                                $   9.04        n/a       $   8.25

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


         42 SEI Asset Allocation Trust / Annual Report / March 31, 2009

CONSERVATIVE                MODERATE
  STRATEGY      MODERATE    STRATEGY
 ALLOCATION     STRATEGY   ALLOCATION
    FUND          FUND        FUND
------------   ---------   ----------



  $ 17,242     $ 249,623    $ 56,712
        61           730         110
       350         4,357         729
        --             5          --
         2            27           7
         1            21          --
  --------     ---------    --------
    17,656       254,763      57,558
  --------     ---------    --------

        19           454         116
       384         4,520         819
         1            21           5
        --             3           1
        --            --          --
         4            60          12
  --------     ---------    --------
       408         5,058         953
  --------     ---------    --------
  $ 17,248     $ 249,705    $ 56,605
  ========     =========    ========


    32,532       401,073      97,868
         9            80          13
   (11,341)      (82,485)    (20,405)
    (3,952)      (68,963)    (20,871)
  --------     ---------    --------
  $ 17,248     $ 249,705    $ 56,605
  ========     =========    ========





  $   6.08     $    7.70    $   8.15



       n/a     $    7.87         n/a


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 43

Statements of Assets and Liabilities ($ Thousands)

March 31, 2009

                                                                           TAX-MANAGED
                                                              AGGRESSIVE    AGGRESSIVE   CORE MARKET
                                                               STRATEGY      STRATEGY      STRATEGY
                                                                 FUND          FUND          FUND
                                                              ----------   -----------   -----------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $399,255, $55,021, $77,680, $17,486,
      $563,311, and $103,942, respectively.)                  $ 228,931     $ 45,191      $ 59,268
   Receivable for Investment Securities Sold                      2,866          502         1,128
   Income Distributions Receivable from Affiliated Funds            315           44           236
   Receivable for Fund Shares Sold                                  104           --            --
   Prepaid Expenses                                                  25            6             6
   Receivable from Administrator                                      3           --             2
                                                              ---------     --------      --------
   Total Assets                                                 232,244       45,743        60,640
                                                              ---------     --------      --------
LIABILITIES:
   Payable for Investment Securities Purchased                    3,355          185         1,448
   Payable for Fund Shares Redeemed                               1,480           11           295
   Investment Advisory Fees Payable                                  19            4             5
   Trustees' Fees Payable                                             2           --             1
   Distribution Fees Payable                                          2           --            --
   Bank Overdraft                                                    --          253            --
   Administrative Servicing Fees Payable                             --           --            --
   Chief Compliance Officer Fees Payable                             --           --            --
   Accrued Expenses                                                  49           10            14
                                                              ---------     --------      --------
   Total Liabilities                                              4,907          463         1,763
                                                              ---------     --------      --------
   Net Assets                                                 $ 227,337     $ 45,280      $ 58,877
                                                              =========     ========      ========
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)                 454,195       79,975        90,017
   Undistributed Net Investment Income                               40            5            25
   Accumulated Net Realized Loss on Investments                 (56,574)     (24,870)      (12,753)
   Net Unrealized Depreciation on Investments                  (170,324)      (9,830)      (18,412)
                                                              ---------     --------      --------
   Net Assets                                                 $ 227,337     $ 45,280      $ 58,877
                                                              =========     ========      ========
Net Asset Value, Offering and Redemption Price Per Share --
   Class A ($224,236,897 / 34,523,225 shares),
   ($45,280,032 / 6,061,364 shares), ($58,876,785 /
   7,883,949 shares), ($14,278,449 / 2,104,570 shares),
   ($369,809,776 / 53,250,463 shares), and
   ($80,427,893 / 9,869,376 shares), respectively.            $    6.50     $   7.47      $   7.47
Net Asset Value, Offering and Redemption Price Per Share --
   Class I ($3,100,179 / 486,958 shares), ($99.42 /
   12.950 shares), and ($5,289,499 / 770,270 shares),
   respectively.                                              $    6.37          n/a      $   7.68

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


         44 SEI Asset Allocation Trust / Annual Report / March 31, 2009

CORE MARKET                   MARKET GROWTH
  STRATEGY    MARKET GROWTH      STRATEGY
ALLOCATION       STRATEGY      ALLOCATION
   FUND            FUND            FUND
-----------   -------------   -------------



  $14,275       $ 376,172        $ 82,203
      156           7,736             444
       14           1,038              78
        2             352              19
        2              42              10
       --               5               1
  -------       ---------        --------
   14,449         385,345          82,755
  -------       ---------        --------

       62           8,326           2,171
       29           1,797             130
        1              31               7
       --               4               1
       --               1              --
       75              --              --
        1              --              --
       --               1              --
        3              86              18
  -------       ---------        --------
      171          10,246           2,327
  -------       ---------        --------
  $14,278       $ 375,099        $ 80,428
  =======       =========        ========


   24,246         675,366         146,617
        2             111               9
   (6,759)       (113,239)        (44,459)
   (3,211)       (187,139)        (21,739)
  -------       ---------        --------
  $14,278       $ 375,099        $ 80,428
  =======       =========        ========





 $   6.78       $    6.94       $    8.15



      n/a       $    6.87             n/a


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 45

Statements of Operations ($ Thousands)

For the year ended March 31, 2009

                                                                    DIVERSIFIED                    DIVERSIFIED
                                                                   CONSERVATIVE    DIVERSIFIED       GLOBAL
                                                                      INCOME      CONSERVATIVE   MODERATE GROWTH
                                                                       FUND           FUND            FUND
                                                                   ------------   ------------   ---------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                        $ 1,750        $  2,178        $  4,840
                                                                     -------        --------        --------
EXPENSES:
   Administration Fees                                                    93             114             293
   Investment Advisory Fees                                               47              57             146
   Distribution Fees -- Class D                                           44              33              25
   Shareholder Servicing Fees -- Class D                                  15              11               8
   Administrative Servicing Fees -- Class I                                9              13              66
   Trustees' Fees                                                          2               2               6
   Chief Compliance Officer Fees                                          --              --               1
   Registration Fees                                                       8              11              27
   Printing Fees                                                           6               7              16
   Professional Fees                                                       5               6              15
   Custodian Fees/Wire Agent Fees                                          3               3               9
   Other Expenses                                                          1               2               4
                                                                     -------        --------        --------
   Total Expenses                                                        233             259             616
                                                                     -------        --------        --------
   Less: Administration Fees Waived                                      (93)           (114)           (293)
         Reimbursement from Administrator                                (17)            (20)            (49)
                                                                     -------        --------        --------
   Net Expenses                                                          123             125             274
                                                                     -------        --------        --------
NET INVESTMENT INCOME                                                  1,627           2,053           4,566
                                                                     =======        ========        ========
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      FROM AFFILIATED FUNDS:
   Net Realized Loss from Affiliated Funds                            (4,275)         (8,323)        (33,837)
   Capital Gain Distributions Received from Affiliated Funds               3               5             382
   Net Change in Unrealized Depreciation from Affiliated Funds        (4,871)         (8,673)        (28,347)
                                                                     -------        --------        --------
   Net Realized and Unrealized Gain (Loss) from Affiliated Funds      (9,143)        (16,991)        (61,802)
                                                                     -------        --------        --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $(7,516)       $(14,938)       $(57,236)
                                                                     =======        ========        ========

Amounts Designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         46 SEI Asset Allocation Trust / Annual Report / March 31, 2009

DIVERSIFIED   DIVERSIFIED   DIVERSIFIED
  MODERATE       GLOBAL        GLOBAL     DIVERSIFIED
   GROWTH       GROWTH         STOCK       U.S. STOCK
    FUND         FUND          FUND           FUND
-----------   -----------   -----------   -----------

 $  3,398      $  3,806      $  1,116      $    608
 --------      --------      --------      --------

      235           334           160            97
      118           167            80            49
       76            50            30            35
       25            17            10            12
       32            93            37             9
        5             6             3             2
       --             1            --            --
       26            34            16             9
       12            17             8             5
       11            16             8             5
        7            10             5             3
        3             5             2             1
 --------      --------      --------      --------
      550           750           359           227
 --------      --------      --------      --------
     (235)         (334)         (160)          (97)
      (40)          (56)          (27)          (16)
 --------      --------      --------      --------
      275           360           172           114
 --------      --------      --------      --------
    3,123         3,446           944           494
 ========      ========      ========      ========


  (28,482)      (27,533)      (10,665)       (2,824)
       13           684           311            11
  (15,182)      (56,061)      (36,115)      (22,815)
 --------      --------      --------      --------
  (43,651)      (82,910)      (46,469)      (25,628)
 --------      --------      --------      --------
 $(40,528)     $(79,464)     $(45,525)     $(25,134)
 ========      ========      ========      ========


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 47

Statements of Operations ($ Thousands)

For the year ended March 31, 2009

                                                                              DEFENSIVE
                                                                 DEFENSIVE    STRATEGY    CONSERVATIVE
                                                                  STRATEGY   ALLOCATION     STRATEGY
                                                                    FUND        FUND          FUND
                                                                 ---------   ----------   ------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                     $ 1,316     $   709       $  4,658
                                                                  -------     -------       --------
EXPENSES:
   Administration Fees                                                 94          27            244
   Investment Advisory Fees                                            47          13            122
   Trustees' Fees                                                       2           1              5
   Administrative Servicing Fees -- Class I                            --          --              3
   Chief Compliance Officer Fees                                       --          --              1
   Registration Fees                                                    9           3             21
   Professional Fees                                                    7           1             15
   Printing Fees                                                        7           1             16
   Custodian Fees/Wire Agent Fees                                       3           1              7
   Other Expenses                                                       2          --              4
                                                                  -------     -------       --------
   Total Expenses                                                     171          47            438
                                                                  -------     -------       --------
      Less: Administration Fees Waived                                (94)        (27)          (244)
            Reimbursement from Administrator                          (30)         (7)           (69)
                                                                  -------     -------       --------
   Net Expenses                                                        47          13            125
                                                                  -------     -------       --------
NET INVESTMENT INCOME                                               1,269         696          4,533
                                                                  =======     =======       ========
   NET REALIZED AND UNREALIZED (GAIN) LOSS
      FROM AFFILIATED FUNDS:
   Net Realized Loss from Affiliated Funds                         (1,673)     (4,310)       (12,528)
   Capital Gain Distributions Received from Affiliated Funds           33          75            185
   Net Change in Unrealized Depreciation from Affiliated Funds     (1,570)     (2,720)       (16,946)
                                                                  -------     -------       --------
   Net Realized and Unrealized Gain (Loss)
      from Affiliated Funds                                        (3,210)     (6,955)       (29,289)
                                                                  -------     -------       --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(1,941)    $(6,259)      $(24,756)
                                                                  =======     =======       ========

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         48 SEI Asset Allocation Trust / Annual Report / March 31, 2009

CONSERVATIVE                MODERATE
  STRATEGY      MODERATE    STRATEGY
 ALLOCATION     STRATEGY   ALLOCATION
    FUND          FUND        FUND
------------   ---------   ----------

  $  1,511     $  14,828    $  2,950
  --------     ---------    --------

        63           763         187
        32           382          94
         1            14           4
        --             3          --
        --             2          --
         6            72          18
         3            38           8
         3            42          10
         2            23           5
         1            12           3
  --------     ---------    --------
       111         1,351         329
  --------     ---------    --------
       (63)         (763)       (187)
       (16)         (203)        (48)
  --------     ---------    --------
        32           385          94
  --------     ---------    --------
     1,479        14,443       2,856
  ========     =========    ========


   (11,050)      (81,322)    (20,130)
       101           671         175
    (4,106)      (46,216)    (22,806)
  --------     ---------    --------

   (15,055)     (126,867)    (42,761)
  --------     ---------    --------
  $(13,576)    $(112,424)   $(39,905)
  ========     =========    ========


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 49

Statements of Operations ($ Thousands)

For the year ended March 31, 2009

                                                                                 TAX-MANAGED
                                                                    AGGRESSIVE    AGGRESSIVE   CORE MARKET
                                                                     STRATEGY      STRATEGY      STRATEGY
                                                                       FUND          FUND          FUND
                                                                    ----------   -----------   -----------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                       $  10,191     $   2,001     $   3,471
                                                                    ---------     ---------     ---------
EXPENSES:
   Administration Fees                                                    695           150           164
   Investment Advisory Fees                                               348            75            82
   Trustees' Fees                                                          13             3             3
   Administrative Servicing Fees -- Class I                                 9            --            --
   Chief Compliance Officer Fees                                            1            --            --
   Registration Fees                                                       60            14            15
   Printing Fees                                                           38             8             9
   Professional Fees                                                       34             7             9
   Custodian Fees/Wire Agent Fees                                          21             4             5
   Other Expenses                                                          10             2             2
                                                                    ---------     ---------     ---------
   Total Expenses                                                       1,229           263           289
                                                                    ---------     ---------     ---------
      Less: Administration Fees Waived                                   (695)         (150)         (164)
         Reimbursement from Administrator                                (178)          (38)          (44)
                                                                    ---------     ---------     ---------
   Net Expenses                                                           356            75            81
                                                                    ---------     ---------     ---------
NET INVESTMENT INCOME                                                   9,835         1,926         3,390
                                                                    =========     =========     =========
   NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Loss from Affiliated Funds                            (56,170)      (24,948)      (12,331)
   Capital Gain Distributions Received from Affiliated Funds            1,774           392           230
   Net Change in Unrealized Depreciation from Affiliated Funds       (132,871)      (12,243)      (14,020)
                                                                    ---------     ---------     ---------
   Net Realized and Unrealized Gain (Loss) from Affiliated Funds     (187,267)      (36,799)      (26,121)
                                                                    ---------     ---------     ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(177,432)    $ (34,873)    $ (22,731)
                                                                    =========     =========     =========

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         50 SEI Asset Allocation Trust / Annual Report / March 31, 2009

CORE MARKET                   MARKET GROWTH
  STRATEGY    MARKET GROWTH      STRATEGY
 ALLOCATION      STRATEGY       ALLOCATION
    FUND           FUND            FUND
-----------   -------------   -------------

 $    539       $  20,883       $  3,611
 --------       ---------       --------
       41           1,169            277

       20             585            138
        1              22              5
       --              12             --
       --               2              1
        3             105             25
        2              63             14
        2              58             13
        1              35              8
        1              17              4
 --------       ---------       --------
       71           2,068            485
 --------       ---------       --------
      (41)         (1,169)          (277)
      (10)           (302)           (69)
 --------       ---------       --------
       20             597            139
 --------       ---------       --------
      519          20,286          3,472
 ========       =========       ========

   (6,780)       (112,660)       (44,635)
      118           1,752            668
   (4,179)       (142,466)       (25,945)
 --------       ---------       --------
  (10,841)       (253,374)       (69,912)
 --------       ---------       --------
 $(10,322)      $(233,088)      $(66,440)
 ========       =========       ========


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 51

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

                                                                            DIVERSIFIED         DIVERSIFIED         DIVERSIFIED
                                                                           CONSERVATIVE        CONSERVATIVE       GLOBAL MODERATE
                                                                            INCOME FUND            FUND             GROWTH FUND
                                                                        ------------------  ------------------  ------------------
                                                                          2009       2008      2009      2008      2009      2008
                                                                        --------  --------  --------  --------  --------  --------
OPERATIONS:
   Net Investment Income                                                $  1,627  $  2,241  $  2,053  $  2,971  $  4,566  $  5,954
   Net Realized Gain (Loss) from Affiliated Funds                         (4,275)      (36)   (8,323)      273   (33,837)     (120)
   Capital Gain Distributions Received from Affiliated Funds                   3       664         5     1,983       382     8,106
   Net Change in Unrealized Depreciation from Affiliated Funds            (4,871)   (3,086)   (8,673)   (6,969)  (28,347)  (23,306)
                                                                        --------  --------  --------  --------  --------  --------
   Net Decrease in Net Assets Resulting from Operations                   (7,516)     (217)  (14,938)   (1,742)  (57,236)   (9,366)
                                                                        --------  --------  --------  --------  --------  --------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                (1,346)   (2,105)   (1,739)   (3,273)   (3,761)   (7,586)
   Class D                                                                  (160)     (242)     (125)     (204)      (65)     (205)
   Class I                                                                  (124)     (179)     (196)     (312)     (813)   (1,494)
   Net Realized Gains:
   Class A                                                                  (227)     (320)     (717)   (1,678)   (3,378)   (3,705)
   Class D                                                                   (39)      (47)      (72)     (128)      (75)     (121)
   Class I                                                                   (23)      (27)      (89)     (158)     (796)     (746)
                                                                        --------  --------  --------  --------  --------  --------
   Total Dividends and Distributions                                      (1,919)   (2,920)   (2,938)   (5,753)   (8,888)  (13,857)
                                                                        --------  --------  --------  --------  --------  --------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                            10,034    10,818    11,058    22,340    24,396    43,251
   Reinvestment of Dividends and Distributions                             1,542     2,379     2,360     4,822     7,105    11,060
   Cost of Shares Redeemed                                               (17,510)  (12,997)  (28,761)  (36,755)  (38,371)  (63,931)
                                                                        --------  --------  --------  --------  --------  --------
   Increase (Decrease) in Net Assets Derived from Class A Transactions    (5,934)      200   (15,343)   (9,593)   (6,870)   (9,620)
                                                                        --------  --------  --------  --------  --------  --------
   CLASS D:
   Proceeds from Shares Issued                                             1,240       791       822     1,174       470     1,993
   Reinvestment of Dividends and Distributions                               197       272       190       322       124       311
   Cost of Shares Redeemed                                                (1,029)   (1,661)     (973)   (2,468)   (2,505)   (1,049)
                                                                        --------  --------  --------  --------  --------  --------
   Increase (Decrease) in Net Assets Derived from Class D Transactions       408      (598)       39      (972)   (1,911)    1,255
                                                                        --------  --------  --------  --------  --------  --------
   CLASS I:
   Proceeds from Shares Issued                                             2,047     1,705     2,307     6,339     6,955    17,152
   Reinvestment of Dividends and Distributions                               147       206       281       469     1,603     2,239
   Cost of Shares Redeemed                                                (2,547)   (2,229)   (2,543)   (8,195)   (7,915)  (16,330)
                                                                        --------  --------  --------  --------  --------  --------
   Increase (Decrease) in Net Assets Derived From Class I Transactions      (353)     (318)       45    (1,387)      643     3,061
                                                                        --------  --------  --------  --------  --------  --------
   Decrease in Net Assets Derived from Capital Share Transactions         (5,879)     (716)  (15,259)  (11,952)   (8,138)   (5,304)
                                                                        --------  --------  --------  --------  --------  --------
   Net Decrease in Net Assets                                            (15,314)   (3,853)  (33,135)  (19,447)  (74,262)  (28,527)
                                                                        --------  --------  --------  --------  --------  --------
NET ASSETS:
   BEGINNING OF YEAR                                                      55,299    59,152    75,659    95,106   176,912   205,439
                                                                        --------  --------  --------  --------  --------  --------
   END OF YEAR                                                          $ 39,985  $ 55,299  $ 42,524  $ 75,659  $102,650  $176,912
                                                                        ========  ========  ========  ========  ========  ========
   Undistributed Net Investment Income Included in Net Assets at
      End of Year                                                       $     15  $     17  $     15  $     22  $     30  $     32
                                                                        ========  ========  ========  ========  ========  ========

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         52 SEI Asset Allocation Trust / Annual Report / March 31, 2009

    DIVERSIFIED          DIVERSIFIED          DIVERSIFIED         DIVERSIFIED
  MODERATE GROWTH       GLOBAL GROWTH        GLOBAL STOCK         U.S. STOCK
        FUND                 FUND                FUND                FUND
-------------------  -------------------  ------------------  ------------------
   2009      2008       2009      2008      2009      2008      2009      2008
---------  --------  ---------  --------  --------  --------  --------  --------

$   3,123  $  5,926  $   3,446  $  5,540  $    944  $  1,788  $    494  $    791
  (28,482)      643    (27,533)      184   (10,665)      798    (2,824)    1,702
       13     7,589        684    13,722       311     8,539        11     3,406
  (15,182)  (23,877)   (56,061)  (36,784)  (36,115)  (22,238)  (22,815)  (13,380)
---------  --------  ---------  --------  --------  --------  --------  --------
  (40,528)   (9,719)   (79,464)  (17,338)  (45,525)  (11,113)  (25,134)   (7,481)
---------  --------  ---------  --------  --------  --------  --------  --------


   (2,580)   (7,680)    (2,651)   (8,666)     (776)   (4,287)     (440)   (1,900)
     (200)     (527)       (83)     (335)      (24)     (212)      (21)     (214)
     (362)     (884)      (753)   (2,088)     (148)     (742)      (36)     (164)
   (2,352)   (9,140)    (5,466)   (5,764)       --        --        --        --
     (298)     (815)      (310)     (296)       --        --        --        --
     (393)   (1,140)    (1,753)   (1,465)       --        --        --        --
---------  --------  ---------  --------  --------  --------  --------  --------
   (6,185)  (20,186)   (11,016)  (18,614)     (948)   (5,241)     (497)   (2,278)
---------  --------  ---------  --------  --------  --------  --------  --------


   14,567    34,073     26,069    42,300    20,455    24,779     7,843    10,226
    4,843    16,755      8,091    14,203       732     4,191       431     1,841
  (79,432)  (73,422)   (61,734)  (72,504)  (27,062)  (54,426)  (13,527)  (24,583)
---------  --------  ---------  --------  --------  --------  --------  --------
  (60,022)  (22,594)   (27,574)  (16,001)   (5,875)  (25,456)   (5,253)  (12,516)
---------  --------  ---------  --------  --------  --------  --------  --------

    1,362     2,534      1,111     1,575     1,051     1,646       863     1,195
      472     1,251        375       602        24       189        20       151
   (3,494)   (6,161)    (1,857)   (3,372)   (1,087)   (1,745)   (1,624)   (5,268)
---------  --------  ---------  --------  --------  --------  --------  --------
   (1,660)   (2,376)      (371)   (1,195)      (12)       90      (741)   (3,922)
---------  --------  ---------  --------  --------  --------  --------  --------

    4,248     6,798     10,074    20,513     6,810     8,902     1,207     1,279
      744     1,959      2,495     3,474       144       728        36       159
   (5,174)  (13,747)   (12,320)  (15,544)   (5,990)   (7,447)   (1,150)   (1,729)
---------  --------  ---------  --------  --------  --------  --------  --------
     (182)   (4,990)       249     8,443       964     2,183        93      (291)
---------  --------  ---------  --------  --------  --------  --------  --------
  (61,864)  (29,960)   (27,696)   (8,753)   (4,923)  (23,183)   (5,901)  (16,729)
---------  --------  ---------  --------  --------  --------  --------  --------
 (108,577)  (59,865)  (118,176)  (44,705)  (51,396)  (39,537)  (31,532)  (26,488)
---------  --------  ---------  --------  --------  --------  --------  --------

  176,105   235,970    225,826   270,531   105,025   144,562    64,597    91,085
---------  --------  ---------  --------  --------  --------  --------  --------
$  67,528  $176,105  $ 107,650  $225,826  $ 53,629  $105,025  $ 33,065  $ 64,597
=========  ========  =========  ========  ========  ========  ========  ========

$      17  $     34  $      16  $     16  $     --  $     --  $     --  $     --
=========  ========  =========  ========  ========  ========  ========  ========


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 53

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

                                                                                DEFENSIVE STRATEGY   DEFENSIVE STRATEGY
                                                                                      FUND             ALLOCATION FUND
                                                                               -------------------   ------------------
                                                                                 2009       2008       2009       2008
                                                                               --------   --------   --------   -------
OPERATIONS:
   Net Investment Income                                                       $  1,269   $  3,868   $    696   $   761
   Net Realized Gain (Loss) from Affiliated Funds                                (1,673)    (3,055)    (4,310)       48
   Capital Gain Distributions Received from Affiliated Funds                         33        481         75       644
   Net Change in Unrealized Depreciation from Affiliated Funds                   (1,570)    (5,013)    (2,720)   (2,857)
                                                                               --------   --------   --------   -------
   Net Decrease in Net Assets Resulting from Operations                          (1,941)    (3,719)    (6,259)   (1,404)
                                                                               --------   --------   --------   -------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                       (1,312)    (4,128)      (771)   (1,087)
   Class I                                                                           --         --        n/a       n/a
   Net Realized Gains:
   Class A                                                                           --       (714)      (259)     (571)
   Class I                                                                           --         --        n/a       n/a
                                                                               --------   --------   --------   -------
   Total Dividends and Distributions                                             (1,312)    (4,842)    (1,030)   (1,658)
                                                                               --------   --------   --------   -------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                                   40,482     40,278     12,560     6,857
   Reinvestment of Dividends and Distributions                                    1,240      4,722        955     1,575
   Cost of Shares Redeemed                                                      (40,045)   (94,489)   (14,794)   (9,099)
                                                                               --------   --------   --------   -------
   Increase (Decrease) in Net Assets Derived from Class A Transactions            1,677    (49,489)    (1,279)     (667)
                                                                               --------   --------   --------   -------
   CLASS I:
   Proceeds from Shares Issued                                                       --         --        n/a       n/a
   Reinvestment of Dividends and Distributions                                       --         --        n/a       n/a
   Cost of Shares Redeemed                                                           --         --        n/a       n/a
                                                                               --------   --------   --------   -------
   Increase in Net Assets Derived from Class I Transactions                          --         --        n/a       n/a
                                                                               --------   --------   --------   -------
   Increase (Decrease) in Net Assets Derived from Capital Share Transactions      1,677    (49,489)    (1,279)     (667)
                                                                               --------   --------   --------   -------
   Net Decrease in Net Assets                                                    (1,576)   (58,050)    (8,568)   (3,729)
                                                                               --------   --------   --------   -------
NET ASSETS:
   BEGINNING OF YEAR                                                             51,283    109,333     17,127    20,856
                                                                               --------   --------   --------   -------
   END OF YEAR                                                                 $ 49,707   $ 51,283   $  8,559   $17,127
                                                                               ========   ========   ========   =======
   Undistributed Net Investment Income Included in Net Assets at End of Year   $      7   $     16   $      5   $     5
                                                                               ========   ========   ========   =======

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


         54 SEI Asset Allocation Trust / Annual Report / March 31, 2009

    CONSERVATIVE          CONSERVATIVE                                    MODERATE
      STRATEGY        STRATEGY ALLOCATION     MODERATE STRATEGY     STRATEGY ALLOCATION
        FUND                  FUND                   FUND                   FUND
-------------------   -------------------   ---------------------   -------------------
  2009       2008       2009       2008        2009        2008       2009       2008
--------   --------   --------   --------   ---------   ---------   --------   --------

$  4,533   $  5,981   $  1,479   $  1,643   $  14,443   $  19,729   $  2,856   $  3,276
 (12,528)    (5,982)   (11,050)      (493)    (81,322)     (4,706)   (20,130)    (1,269)
     185      2,262        101      1,624         671      10,386        175      4,898
 (16,946)   (13,190)    (4,106)    (6,698)    (46,216)    (59,534)   (22,806)   (16,191)
--------   --------   --------   --------   ---------   ---------   --------   --------
 (24,756)   (10,929)   (13,576)    (3,924)   (112,424)    (34,125)   (39,905)    (9,286)
--------   --------   --------   --------   ---------   ---------   --------   --------


  (4,673)    (7,147)    (1,582)    (2,436)    (15,089)    (24,315)    (3,031)    (5,599)
     (45)       (56)       n/a        n/a         (43)        (54)       n/a        n/a
      --     (1,273)      (553)      (620)     (1,807)     (4,866)    (1,432)    (1,531)
      --        (14)       n/a        n/a          (5)        (14)       n/a        n/a
--------   --------   --------   --------   ---------   ---------   --------   --------
  (4,718)    (8,490)    (2,135)    (3,056)    (16,944)    (29,249)    (4,463)    (7,130)
--------   --------   --------   --------   ---------   ---------   --------   --------


  95,455     73,234     28,275     20,335      93,801     176,785     65,914     37,635
   4,481      8,066      1,923      2,851      16,475      28,600      4,202      6,758
 (94,551)   (79,224)   (39,141)   (21,857)   (210,446)   (193,821)   (89,508)   (35,747)
--------   --------   --------   --------   ---------   ---------   --------   --------
   5,385      2,076     (8,943)     1,329    (100,170)     11,564    (19,392)     8,646
--------   --------   --------   --------   ---------   ---------   --------   --------

     788      2,123        n/a        n/a         944       1,876        n/a        n/a
      45         68        n/a        n/a          48          65        n/a        n/a
    (649)    (1,030)       n/a        n/a        (772)     (1,050)       n/a        n/a
--------   --------   --------   --------   ---------   ---------   --------   --------
     184      1,161        n/a        n/a         220         891        n/a        n/a
--------   --------   --------   --------   ---------   ---------   --------   --------
   5,569      3,237     (8,943)     1,329     (99,950)     12,455    (19,392)     8,646
--------   --------   --------   --------   ---------   ---------   --------   --------
 (23,905)   (16,182)   (24,654)    (5,651)   (229,318)    (50,919)   (63,760)    (7,770)
--------   --------   --------   --------   ---------   ---------   --------   --------

 131,208    147,390     41,902     47,553     479,023     529,942    120,365    128,135
--------   --------   --------   --------   ---------   ---------   --------   --------
$107,303   $131,208   $ 17,248   $ 41,902   $ 249,705   $ 479,023   $ 56,605   $120,365
========   ========   ========   ========   =========   =========   ========   ========
$     34   $     34   $      9   $     11   $      80   $     100   $     13   $     14
========   ========   ========   ========   =========   =========   ========   ========


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 55

Statements of Changes in Net Assets ($ Thousands)

For the years ended March 31,

                                                                                                            TAX-MANAGED
                                                                                AGGRESSIVE STRATEGY     AGGRESSIVE STRATEGY
                                                                                       FUND                    FUND
                                                                               ---------------------   --------------------
                                                                                  2009        2008        2009        2008
                                                                               ---------   ---------   ---------   --------
OPERATIONS:
   Net Investment Income                                                       $   9,835   $  10,762   $   1,926   $  2,010
   Net Realized Loss from Affiliated Funds                                       (56,170)     (1,541)    (24,948)    (2,346)
   Capital Gain Distributions Received from Affiliated Funds                       1,774      24,531         392      3,796
   Net Change in Unrealized Depreciation from Affiliated Funds                  (132,871)    (71,435)    (12,243)   (11,010)
                                                                               ---------   ---------   ---------   --------
   Net Decrease in Net Assets Resulting from Operations                         (177,432)    (37,683)    (34,873)    (7,550)
                                                                               ---------   ---------   ---------   --------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                       (10,115)    (20,439)     (1,981)    (3,225)
   Class I                                                                          (106)       (244)        n/a        n/a
   Net Realized Gains:
   Class A                                                                       (14,041)     (7,104)       (149)    (1,779)
   Class I                                                                          (155)        (91)        n/a        n/a
                                                                               ---------   ---------   ---------   --------
   Total Dividends and Distributions                                             (24,417)    (27,878)     (2,130)    (5,004)
                                                                               ---------   ---------   ---------   --------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                                   193,303     192,809      96,200     37,368
   Reinvestment of Dividends and Distributions                                    23,722      27,378       2,074      4,959
   Cost of Shares Redeemed                                                      (203,135)   (150,084)   (104,998)   (41,927)
                                                                               ---------   ---------   ---------   --------
   Increase (Decrease) in Net Assets Derived from Class A Transactions            13,890      70,103      (6,724)       400
                                                                               ---------   ---------   ---------   --------
   CLASS I:
   Proceeds from Shares Issued                                                     3,326       6,071         n/a        n/a
   Reinvestment of Dividends and Distributions                                       261         335         n/a        n/a
   Cost of Shares Redeemed                                                        (3,656)     (4,240)        n/a        n/a
                                                                               ---------   ---------   ---------   --------
   Increase (Decrease) in Net Assets Derived from Class I Transactions               (69)      2,166         n/a        n/a
                                                                               ---------   ---------   ---------   --------
   Increase (Decrease) in Net Assets Derived from Capital Share Transactions      13,821      72,269      (6,724)       400
                                                                               ---------   ---------   ---------   --------
   Net Increase (Decrease) in Net Assets                                        (188,028)      6,708     (43,727)   (12,154)
                                                                               ---------   ---------   ---------   --------
NET ASSETS:
   BEGINNING OF YEAR                                                             415,365     408,657      89,007    101,161
                                                                               ---------   ---------   ---------   --------
   END OF YEAR                                                                 $ 227,337   $ 415,365   $  45,280   $ 89,007
                                                                               =========   =========   =========   ========
   Undistributed Net Investment Income Included in Net Assets at End of Year   $      40   $      26   $       5   $      3
                                                                               =========   =========   =========   ========

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


         56 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                          CORE MARKET                                  MARKET GROWTH
    CORE MARKET            STRATEGY            MARKET GROWTH             STRATEGY
   STRATEGY FUND        ALLOCATION FUND        STRATEGY FUND          ALLOCATION FUND
-------------------   ------------------   ---------------------   --------------------
  2009       2008       2009       2008       2009        2008        2009       2008
--------   --------   --------   -------   ---------   ---------   ---------   --------

$  3,390   $  3,985   $    519   $   474   $  20,286   $  23,866   $   3,472   $  3,609
 (12,331)       (63)    (6,780)      (72)   (112,660)     (1,802)    (44,635)    (1,784)
     230      3,014        118       872       1,752      31,831         668      6,642
 (14,020)   (10,178)    (4,179)   (2,854)   (142,466)    (99,501)    (25,945)   (20,561)
--------   --------   --------   -------   ---------   ---------   ---------   --------
 (22,731)    (3,242)   (10,322)   (1,580)   (233,088)    (45,606)    (66,440)   (12,094)
--------   --------   --------   -------   ---------   ---------   ---------   --------


  (3,447)    (5,189)      (535)     (752)    (20,672)    (36,444)     (3,562)    (5,732)
      --         --        n/a       n/a        (173)       (334)        n/a        n/a
  (1,891)    (1,541)      (406)     (675)    (17,260)    (11,181)     (2,633)    (3,257)
      --         --        n/a       n/a        (143)       (114)        n/a        n/a
--------   --------   --------   -------   ---------   ---------   ---------   --------
  (5,338)    (6,730)      (941)   (1,427)    (38,248)    (48,073)     (6,195)    (8,989)
--------   --------   --------   -------   ---------   ---------   ---------   --------


  38,563     38,656     34,611     5,919     256,727     296,048     168,530     54,579
   5,273      6,607        877     1,335      37,316      47,220       5,960      8,776
 (63,137)   (28,509)   (31,343)   (8,766)   (372,564)   (259,087)   (187,971)   (61,405)
--------   --------   --------   -------   ---------   ---------   ---------   --------
 (19,301)    16,754      4,145    (1,512)    (78,521)     84,181     (13,481)     1,950
--------   --------   --------   -------   ---------   ---------   ---------   --------

      --         --        n/a       n/a       4,658       8,703         n/a        n/a
      --         --        n/a       n/a         316         448         n/a        n/a
      --         --        n/a       n/a      (4,790)     (5,837)        n/a        n/a
--------   --------   --------   -------   ---------   ---------   ---------   --------
      --         --        n/a       n/a         184       3,314         n/a        n/a
--------   --------   --------   -------   ---------   ---------   ---------   --------
 (19,301)    16,754      4,145    (1,512)    (78,337)     87,495     (13,481)     1,950
--------   --------   --------   -------   ---------   ---------   ---------   --------
 (47,370)     6,782     (7,118)   (4,519)   (349,673)     (6,184)    (86,116)   (19,133)
--------   --------   --------   -------   ---------   ---------   ---------   --------

 106,247     99,465     21,396    25,915     724,772     730,956     166,544    185,677
--------   --------   --------   -------   ---------   ---------   ---------   --------
$ 58,877   $106,247   $ 14,278   $21,396   $ 375,099   $ 724,772   $  80,428   $166,544
========   ========   ========   =======   =========   =========   =========   ========
$     25   $     32   $      2   $     1   $     111   $     132   $       9   $      5
========   ========   ========   =======   =========   =========   =========   ========


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 57

Financial Highlights

For the years ended March 31,
For a Share Outstanding Throughout each Year

                                       Net
                                    Realized
                                       and
                                   Unrealized
                                      Gains                            Distributions                   Net
            Net Asset               (Losses)                Dividends       from          Total       Asset
             Value,       Net         from                  from Net      Realized      Dividends     Value,             Net Assets
            Beginning  Investment  Affiliated  Total from  Investment     Capital          and         End     Total    End of Year
             of Year     Income*      Funds    Operations    Income        Gains      Distributions  of Year  Return+  ($ Thousands)
            ---------  ----------  ----------  ----------  ----------  -------------  -------------  -------  -------  -------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2009      $10.75       $0.36      $(1.95)     $(1.59)     $(0.36)      $(0.06)        $(0.42)      $ 8.74  (14.94)%    $31,430
   2008       11.35        0.44       (0.48)      (0.04)      (0.49)       (0.07)         (0.56)       10.75   (0.41)      44,804
   2007       11.28        0.43        0.36        0.79       (0.46)       (0.26)         (0.72)       11.35    7.21       47,155
   2006       11.07        0.34        0.29        0.63       (0.35)       (0.07)         (0.42)       11.28    5.70       56,119
   2005       11.22        0.27        0.02        0.29       (0.32)       (0.12)         (0.44)       11.07    2.62       57,892
   CLASS D
   2009      $10.68       $0.26      $(1.94)     $(1.68)     $(0.26)      $(0.06)        $(0.32)      $ 8.68  (15.81)%    $ 5,485
   2008       11.28        0.32       (0.47)      (0.15)      (0.38)       (0.07)         (0.45)       10.68   (1.40)       6,298
   2007       11.21        0.31        0.36        0.67       (0.34)       (0.26)         (0.60)       11.28    6.17        7,258
   2006       11.01        0.22        0.28        0.50       (0.23)       (0.07)         (0.30)       11.21    4.53        8,453
   2005       11.13        0.15        0.03        0.18       (0.18)       (0.12)         (0.30)       11.01    1.63       12,177
   CLASS I
   2009      $10.73       $0.33      $(1.93)     $(1.60)     $(0.34)      $(0.06)        $(0.40)      $ 8.73  (15.09)%    $ 3,070
   2008       11.33        0.41       (0.48)      (0.07)      (0.46)       (0.07)         (0.53)       10.73   (0.67)       4,197
   2007       11.26        0.40        0.36        0.76       (0.43)       (0.26)         (0.69)       11.33    6.96        4,739
   2006       11.06        0.32        0.27        0.59       (0.32)       (0.07)         (0.39)       11.26    5.36        4,165
   2005       11.20        0.24        0.03        0.27       (0.29)       (0.12)         (0.41)       11.06    2.41        3,660
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2009       $10.06      $0.33      $(2.65)     $(2.32)     $(0.34)      $(0.15)        $(0.49)      $ 7.25  (23.40)%    $34,445
   2008        11.03       0.38       (0.60)      (0.22)      (0.50)       (0.25)         (0.75)       10.06   (2.28)      64,565
   2007        10.97       0.37        0.57        0.94       (0.41)       (0.47)         (0.88)       11.03    8.79       80,537
   2006        10.48       0.30        0.55        0.85       (0.30)       (0.06)         (0.36)       10.97    8.21       94,597
   2005        10.50       0.27        0.14        0.41       (0.31)       (0.12)         (0.43)       10.48    3.93       92,261
   CLASS D
   2009       $10.03      $0.24      $(2.63)     $(2.39)     $(0.25)      $(0.15)        $(0.40)      $ 7.24  (24.06)%    $ 3,757
   2008        11.01       0.27       (0.61)      (0.34)      (0.39)       (0.25)         (0.64)       10.03   (3.37)       5,099
   2007        10.96       0.26        0.56        0.82       (0.30)       (0.47)         (0.77)       11.01    7.62        6,559
   2006        10.47       0.19        0.56        0.75       (0.20)       (0.06)         (0.26)       10.96    7.15        8,942
   2005        10.46       0.16        0.15        0.31       (0.18)       (0.12)         (0.30)       10.47    2.96        9,062
   CLASS I
   2009       $10.04      $0.31      $(2.64)     $(2.33)     $(0.32)      $(0.15)        $(0.47)      $ 7.24  (23.54)%    $ 4,322
   2008        11.02       0.35       (0.61)      (0.26)      (0.47)       (0.25)         (0.72)       10.04   (2.63)       5,995
   2007        10.96       0.34        0.57        0.91       (0.38)       (0.47)         (0.85)       11.02    8.54        8,010
   2006        10.47       0.27        0.56        0.83       (0.28)       (0.06)         (0.34)       10.96    7.95        7,250
   2005        10.49       0.24        0.14        0.38       (0.28)       (0.12)         (0.40)       10.47    3.62        7,571


                                          Ratio of
                                          Expenses
                                         to Average
                          Ratio of Net   Net Assets
            Ratio of Net   Investment    (Excluding
              Expenses       Income       Waivers     Portfolio
             to Average    to Average    and Reim-     Turnover
            Net Assets**   Net Assets   bursement)**     Rate
            ------------  ------------  ------------  ---------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2009         0.12%         3.61%         0.35%        87%
   2008         0.12          3.89          0.34         20
   2007         0.12          3.76          0.35         17
   2006         0.12          3.04          0.36         41
   2005         0.12          2.40          0.41         27
   CLASS D
   2009         1.12%         2.64%         1.35%        87%
   2008         1.12          2.89          1.34         20
   2007         1.12          2.77          1.35         17
   2006         1.12          2.02          1.36         41
   2005         1.12          1.39          1.41         27
   CLASS I
   2009         0.37%         3.38%         0.60%        87%
   2008         0.37          3.63          0.59         20
   2007         0.37          3.51          0.60         17
   2006         0.37          2.79          0.61         41
   2005         0.37          2.16          0.66         27
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2009         0.12%         3.69%         0.35%        91%
   2008         0.12          3.49          0.34         24
   2007         0.12          3.34          0.35         32
   2006         0.12          2.80          0.36         43
   2005         0.12          2.55          0.41         18
   CLASS D
   2009         1.12%         2.77%         1.35%        91%
   2008         1.12          2.50          1.34         24
   2007         1.12          2.34          1.35         32
   2006         1.12          1.80          1.36         43
   2005         1.12          1.53          1.41         18
   CLASS I
   2009         0.37%         3.54%         0.60%        91%
   2008         0.37          3.23          0.59         24
   2007         0.37          3.12          0.60         32
   2006         0.37          2.54          0.61         43
   2005         0.37          2.31          0.66         18


         58 SEI Asset Allocation Trust / Annual Report / March 31, 2009


                                   Net Realized
                                        and
                                     Unrealized                           Distributions
            Net Asset                  Gains                   Dividends      from          Total
              Value,      Net      (Losses) from               from Net      Realized      Dividends    Net Asset
            Beginning  Investment    Affiliated   Total from  Investment     Capital          and       Value, End   Total
             of Year     Income*       Funds      Operations    Income        Gains      Distributions    of Year   Return+
            ---------  ----------  -------------  ----------  ----------  -------------  -------------  ----------  -------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2009       $10.99      $0.29       $(3.82)       $(3.53)     $(0.30)      $(0.28)        $(0.58)       $ 6.88    (32.59)%
   2008        12.38       0.37        (0.93)        (0.56)      (0.56)       (0.27)         (0.83)        10.99     (4.94)
   2007        11.96       0.35         0.87          1.22       (0.42)       (0.38)         (0.80)        12.38     10.44
   2006        10.92       0.27         1.09          1.36       (0.27)       (0.05)         (0.32)        11.96     12.64
   2005        11.12       0.25         0.41          0.66       (0.30)       (0.56)         (0.86)        10.92      5.99
   CLASS D
   2009       $10.87      $0.19       $(3.77)       $(3.58)     $(0.20)      $(0.28)        $(0.48)       $ 6.81    (33.24)%
   2008        12.26       0.25        (0.92)        (0.67)      (0.45)       (0.27)         (0.72)        10.87     (5.90)
   2007        11.85       0.23         0.85          1.08       (0.29)       (0.38)         (0.67)        12.26      9.32
   2006        10.82       0.16         1.07          1.23       (0.15)       (0.05)         (0.20)        11.85     11.51
   2005        11.00       0.14         0.40          0.54       (0.16)       (0.56)         (0.72)        10.82      4.96
   CLASS I
   2009       $10.95      $0.27       $(3.80)       $(3.53)     $(0.28)      $(0.28)        $(0.56)       $ 6.86    (32.70)%
   2008        12.34       0.34        (0.93)        (0.59)      (0.53)       (0.27)         (0.80)        10.95     (5.19)
   2007        11.93       0.33         0.85          1.18       (0.39)       (0.38)         (0.77)        12.34     10.13
   2006        10.89       0.24         1.09          1.33       (0.24)       (0.05)         (0.29)        11.93     12.41
   2005        11.08       0.23         0.41          0.64       (0.27)       (0.56)         (0.83)        10.89      5.80
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2009       $11.81      $0.28       $(3.92)       $(3.64)     $(0.30)      $(0.30)        $(0.60)       $ 7.57    (31.17)%
   2008        13.64       0.37        (0.96)        (0.59)      (0.56)       (0.68)         (1.24)        11.81     (4.95)
   2007        13.29       0.34         0.94          1.28       (0.45)       (0.48)         (0.93)        13.64      9.85
   2006        12.20       0.27         1.11          1.38       (0.28)       (0.01)         (0.29)        13.29     11.41
   2005        11.91       0.25         0.35          0.60       (0.27)       (0.04)         (0.31)        12.20      5.09
   CLASS D
   2009       $11.75      $0.19       $(3.90)       $(3.71)     $(0.20)      $(0.30)        $(0.50)       $ 7.54    (31.81)%
   2008        13.58       0.24        (0.96)        (0.72)      (0.43)       (0.68)         (1.11)        11.75     (5.94)
   2007        13.24       0.22         0.92          1.14       (0.32)       (0.48)         (0.80)        13.58      8.70
   2006        12.16       0.15         1.09          1.24       (0.15)       (0.01)         (0.16)        13.24     10.27
   2005        11.84       0.12         0.36          0.48       (0.12)       (0.04)         (0.16)        12.16      4.08
   CLASS I
   2009       $11.80      $0.26       $(3.91)       $(3.65)     $(0.28)      $(0.30)        $(0.58)       $ 7.57    (31.29)%
   2008        13.63       0.34        (0.96)        (0.62)      (0.53)       (0.68)         (1.21)        11.80     (5.20)
   2007        13.29       0.32         0.92          1.24       (0.42)       (0.48)         (0.90)        13.63      9.49
   2006        12.20       0.24         1.11          1.35       (0.25)       (0.01)         (0.26)        13.29     11.14
   2005        11.90       0.22         0.35          0.57       (0.23)       (0.04)         (0.27)        12.20      4.87

                                                         Ratio of
                                                         Expenses
                                                        to Average
                                         Ratio of Net    Net Assets
                           Ratio of Net  Investment     (Excluding
              Net Assets     Expenses      Income        Waivers     Portfolio
             End of Year    to Average   to Average     and Reim-     Turnover
            ($ Thousands)  Net Assets**  Net Assets    bursement)**     Rate
            -------------  ------------  ------------  ------------  ---------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2009        $ 81,133        0.12%         3.17%         0.35%        96%
   2008         140,606        0.12          2.99          0.34         25
   2007         168,886        0.12          2.86          0.34         28
   2006         178,977        0.12          2.40          0.36         58
   2005         158,229        0.12          2.24          0.41         24
   CLASS D
   2009        $  2,049        1.12%         2.01%         1.35%        96%
   2008           5,325        1.12          2.09          1.34         25
   2007           4,739        1.12          1.89          1.34         28
   2006           7,674        1.12          1.38          1.36         58
   2005           8,347        1.12          1.29          1.41         24
   CLASS I
   2009        $ 19,468        0.37%         2.97%         0.60%        96%
   2008          30,981        0.37          2.78          0.59         25
   2007          31,814        0.37          2.70          0.59         28
   2006          18,748        0.37          2.15          0.61         58
   2005          13,973        0.37          2.10          0.67         24
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2009        $ 50,544        0.12%         2.73%         0.35%        76%
   2008         147,548        0.12          2.77          0.34         13
   2007         194,744        0.12          2.55          0.35         15
   2006         338,254        0.12          2.15          0.36         52
   2005         337,643        0.12          2.08          0.40         18
   CLASS D
   2009        $  7,490        1.12%         1.87%         1.35%        76%
   2008          13,301        1.12          1.78          1.34         13
   2007          17,844        1.12          1.67          1.35         15
   2006          19,586        1.12          1.15          1.36         52
   2005          18,569        1.12          1.03          1.40         18
   CLASS I
   2009        $  9,494        0.37%         2.64%         0.60%        76%
   2008          15,256        0.37          2.53          0.59         13
   2007          23,382        0.37          2.42          0.60         15
   2006          23,262        0.37          1.91          0.61         52
   2005          19,137        0.37          1.81          0.65         18

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 59

Financial Highlights

For the years ended March 31,
For a Share Outstanding Throughout each Year

                                    Net Realized
                                        and
                                     Unrealized
                                       Gains
            Net Asset      Net       (Losses)                  Dividends  Distributions      Total          Net
              Value,   Investment       from                   from Net        from        Dividends       Asset
            Beginning    Income      Affiliated   Total from  Investment     Realized         and       Value, End   Total
             of Year     (Loss)*       Funds      Operations    Income    Capital Gains  Distributions    of Year   Return+
            ---------  ----------  -------------  ----------  ----------  -------------  -------------  ----------  -------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2009       $12.51     $ 0.22       $(5.11)       $(4.89)     $(0.22)      $(0.48)        $(0.70)       $ 6.92    (39.45)%
   2008        14.45       0.31        (1.23)        (0.92)      (0.61)       (0.41)         (1.02)        12.51     (7.04)
   2007        13.61       0.29         1.22          1.51       (0.39)       (0.28)         (0.67)        14.45     11.29
   2006        12.01       0.21         1.67          1.88       (0.21)       (0.07)         (0.28)        13.61     15.81
   2005        11.63       0.20         0.60          0.80       (0.22)       (0.20)         (0.42)        12.01      6.89
   CLASS D
   2009       $12.42     $ 0.12       $(5.07)       $(4.95)     $(0.12)      $(0.48)        $(0.60)       $ 6.87    (40.07)%
   2008        14.36       0.17        (1.23)        (1.06)      (0.47)       (0.41)         (0.88)        12.42     (8.02)
   2007        13.52       0.16         1.21          1.37       (0.25)       (0.28)         (0.53)        14.36     10.25
   2006        11.93       0.08         1.66          1.74       (0.08)       (0.07)         (0.15)        13.52     14.69
   2005        11.54       0.07         0.60          0.67       (0.08)       (0.20)         (0.28)        11.93      5.76
   CLASS I
   2009       $12.49     $ 0.20       $(5.10)       $(4.90)     $(0.20)      $(0.48)        $(0.68)       $ 6.91    (39.60)%
   2008        14.44       0.28        (1.24)        (0.96)      (0.58)       (0.41)         (0.99)        12.49     (7.34)
   2007        13.61       0.27         1.20          1.47       (0.36)       (0.28)         (0.64)        14.44     10.95
   2006        12.00       0.18         1.68          1.86       (0.18)       (0.07)         (0.25)        13.61     15.63
   2005        11.62       0.17         0.60          0.77       (0.19)       (0.20)         (0.39)        12.00      6.59
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2009       $12.52     $ 0.13       $(5.79)       $(5.66)     $(0.12)      $   --         $(0.12)       $ 6.74    (45.31)%
   2008        14.40       0.20        (1.50)        (1.30)      (0.58)          --          (0.58)        12.52     (9.49)
   2007        13.11       0.18         1.41          1.59       (0.30)          --          (0.30)        14.40     12.18
   2006        11.16       0.11         1.97          2.08       (0.11)       (0.02)         (0.13)        13.11     18.75
   2005        10.52       0.11         0.69          0.80       (0.12)       (0.04)         (0.16)        11.16      7.62
   CLASS D
   2009       $11.71     $ 0.03       $(5.40)       $(5.37)     $(0.05)      $   --         $(0.05)       $ 6.29    (45.84)%
   2008        13.52       0.06        (1.42)        (1.36)      (0.45)          --          (0.45)        11.71    (10.43)
   2007        12.36       0.05         1.31          1.36       (0.20)          --          (0.20)        13.52     11.03
   2006        10.57      (0.01)        1.86          1.85       (0.04)       (0.02)         (0.06)        12.36     17.53
   2005        10.01        .--         0.66          0.66       (0.06)       (0.04)         (0.10)        10.57      6.57
   CLASS I
   2009       $12.49     $ 0.10       $(5.76)       $(5.66)     $(0.10)      $   --         $(0.10)       $ 6.73    (45.41)%
   2008        14.36       0.18        (1.51)        (1.33)      (0.54)          --          (0.54)        12.49     (9.67)
   2007        13.08       0.18         1.36          1.54       (0.26)          --          (0.26)        14.36     11.88
   2006        11.14       0.10         1.94          2.04       (0.08)       (0.02)         (0.10)        13.08     18.40
   2005        10.50       0.10         0.67          0.77       (0.09)       (0.04)         (0.13)        11.14      7.35

                                                          Ratio of
                                                         Expenses to
                                           Ratio of       Average
                             Ratio of         Net        Net Assets
              Net Assets        Net        Investment    (Excluding
                End of       Expenses    Income (Loss)     Waivers    Portfolio
                 Year       to Average     to Average     and Reim-    Turnover
            ($ Thousands)  Net Assets**    Net Assets   bursement)**     Rate
            -------------  ------------  -------------  ------------  ---------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2009       $ 76,704         0.12%         2.12%          0.35%        70%
   2008        170,825         0.12          2.14           0.34         17
   2007        213,992         0.12          2.07           0.34         23
   2006        236,477         0.12          1.64           0.36         69
   2005        206,579         0.12          1.69           0.40         16
   CLASS D
   2009       $  4,705         1.12%         1.19%          1.35%        70%
   2008          8,649         1.12          1.16           1.34         17
   2007         11,161         1.12          1.13           1.34         23
   2006         14,026         1.12          0.62           1.36         69
   2005         13,309         1.12          0.63           1.40         16
   CLASS I
   2009       $ 26,241         0.37%         1.98%          0.60%        70%
   2008         46,352         0.37          1.96           0.59         17
   2007         45,378         0.37          1.96           0.59         23
   2006         32,240         0.37          1.44           0.61         69
   2005         22,177         0.37          1.47           0.66         16
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2009       $ 41,488         0.12%         1.27%          0.35%        50%
   2008         82,495         0.12          1.36           0.34         20
   2007        120,818         0.12          1.36           0.34         23
   2006        142,449         0.12          0.95           0.36         86
   2005        123,048         0.12          1.07           0.41         19
   CLASS D
   2009       $  2,924         1.12%         0.30%          1.35%        50%
   2008          5,204         1.12          0.45           1.34         20
   2007          5,908         1.12          0.43           1.34         23
   2006          6,046         1.12         (0.10)          1.36         86
   2005          6,920         1.12          0.05           1.41         19
   CLASS I
   2009       $  9,217         0.37%         1.01%          0.60%        50%
   2008         17,326         0.37          1.26           0.59         20
   2007         17,836         0.37          1.37           0.59         23
   2006          9,110         0.37          0.82           0.61         86
   2005          8,445         0.37          0.96           0.66         19



         60 SEI Asset Allocation Trust / Annual Report / March 31, 2009


                                    Net Realized
                                         and
                                     Unrealized
            Net Asset     Net           Gains                   Dividends   Distributions      Total
              Value,   Investment     (Losses)                   from Net       from         Dividends     Net Asset
            Beginning    Income    from Affiliated  Total from  Investment    Realized          and       Value, End   Total
             of Year     (Loss)*        Funds       Operations    Income    Capital Gains  Distributions    of Year   Return+
            ---------  ----------  ---------------  ----------  ----------  -------------  -------------  ----------  -------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2009       $14.52    $ 0.13         $(6.33)        $(6.20)     $(0.13)      $   --         $(0.13)       $ 8.19    (42.84)%
   2008        16.76      0.18          (1.92)         (1.74)      (0.50)          --          (0.50)        14.52    (10.71)
   2007        15.52      0.15           1.36           1.51       (0.27)          --          (0.27)        16.76      9.80
   2006        13.46      0.08           2.08           2.16       (0.07)       (0.03)         (0.10)        15.52     16.10
   2005        12.91      0.10           0.62           0.72       (0.11)       (0.06)         (0.17)        13.46      5.62
   CLASS D
   2009       $13.61    $ 0.01         $(5.92)        $(5.91)     $(0.05)      $   --         $(0.05)       $ 7.65    (43.42)%
   2008        15.75      0.01          (1.81)         (1.80)      (0.34)          --          (0.34)        13.61    (11.66)
   2007        14.60     (0.01)          1.29           1.28       (0.13)          --          (0.13)        15.75      8.78
   2006        12.73     (0.06)          1.96           1.90          --        (0.03)         (0.03)        14.60     14.91
   2005        12.25     (0.03)          0.59           0.56       (0.02)       (0.06)         (0.08)        12.73      4.57
   CLASS I
   2009       $14.48    $ 0.11         $(6.32)        $(6.21)     $(0.11)      $   --         $(0.11)       $ 8.16    (43.01)%
   2008        16.72      0.14          (1.92)         (1.78)      (0.46)          --          (0.46)        14.48    (10.96)
   2007        15.48      0.11           1.36           1.47       (0.23)          --          (0.23)        16.72      9.56
   2006        13.44      0.05           2.07           2.12       (0.05)       (0.03)         (0.08)        15.48     15.78
   2005        12.89      0.08           0.61           0.69       (0.08)       (0.06)         (0.14)        13.44      5.35
DEFENSIVE STRATEGY FUND
   CLASS A
   2009       $ 9.68    $ 0.25         $(0.66)        $(0.41)     $(0.26)      $   --         $(0.26)       $ 9.01     (4.30)%
   2008        10.90      0.45          (1.04)         (0.59)      (0.51)       (0.12)         (0.63)         9.68     (5.63)
   2007        10.58      0.48           0.36           0.84       (0.50)       (0.02)         (0.52)        10.90      8.08
   2006        10.34      0.39           0.20           0.59       (0.33)       (0.02)         (0.35)        10.58      5.81
   2005        10.29      0.29           0.06           0.35       (0.25)       (0.05)         (0.30)        10.34      3.44
   CLASS I
   2009       $ 9.68    $ 0.25         $(0.63)        $(0.38)     $(0.26)      $   --         $(0.26)       $ 9.04     (3.98)%(1)(2)
   2008        10.96      0.39          (1.04)         (0.65)      (0.51)       (0.12)         (0.63)         9.68     (6.22)(1)
   2007        10.70      0.43           0.35           0.78       (0.50)       (0.02)         (0.52)        10.96      7.42(1)
   2006        10.46      0.37##         0.22           0.59       (0.33)       (0.02)         (0.35)        10.70      5.74(1)
   2005        10.30      0.38##         0.08           0.46       (0.25)       (0.05)         (0.30)        10.46      4.51(1)(2)

                                                         Ratio of
                                          Ratio of     Expenses to
                                            Net          Average
                                         Investment     Net Assets
                           Ratio of Net    Income      (Excluding
              Net Assets     Expenses     (Loss) to      Waivers       Portfolio
             End of Year     to Average    Average         and          Turnover
            ($ Thousands)  Net Assets**  Net Assets  Reimbursement)**     Rate
            -------------  ------------  ----------  ----------------  ---------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2009        $ 27,174       0.12%         1.12%        0.35%             23%
   2008          53,598       0.12          1.09         0.34              11
   2007          74,105       0.12          0.92         0.34              15
   2006          89,770       0.12          0.57         0.37             101
   2005          89,902       0.12          0.79         0.41              11
   CLASS D
   2009        $  3,169       1.12%         0.13%        1.35%             23%
   2008           6,311       1.12          0.08         1.34              11
   2007          11,205       1.12         (0.10)        1.34              15
   2006          13,190       1.12         (0.43)        1.37             101
   2005          12,676       1.12         (0.21)        1.41              11
   CLASS I
   2009        $  2,722       0.37%         0.92%        0.60%             23%
   2008           4,688       0.37          0.85         0.59              11
   2007           5,775       0.37          0.69         0.59              15
   2006           5,936       0.37          0.35         0.62             101
   2005           4,323       0.37          0.58         0.66              11
DEFENSIVE STRATEGY FUND
   CLASS A
   2009        $ 49,707       0.10%         2.69%        0.35%             64%
   2008          51,283       0.10          4.25         0.34              40
   2007         109,333       0.10          4.48         0.34              94
   2006          99,511       0.10          3.69         0.35              46
   2005          26,587       0.10          2.78         0.49              52
   CLASS I
   2009        $     --       0.10%++       2.66%        0.35%             64%
   2008              --       0.10++        3.68         0.34              40
   2007              --       0.10++        3.96         0.34              94
   2006              --       0.10++        3.69         0.35              46
   2005              --       0.10++        2.78         0.49              52

(1) Class I shares have not been marketed and have a limited number of shares outstanding.

(2)  The total return in Class I exceeds Class A due to rounding.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

*    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

## The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 61

Financial Highlights

For the years ended March 31,
For a Share Outstanding Throughout each Year


                                    Net Realized
                                        and
                                     Unrealized                           Distributions
            Net Asset                  Gains                   Dividends       from                      Total
              Value,       Net     (Losses) from               from Net      Realized     Return       Dividends     Net Asset
            Beginning  Investment    Affiliated   Total from  Investment     Capital        of            and       Value, End
             of Year     Income*       Funds      Operations    Income        Gains      Capital     Distributions    of Year
            ---------  ----------  -------------  ----------  ----------  -------------  -------     -------------  ----------
DEFENSIVE STRATEGY ALLOCATION FUND
   CLASS A
   2009       $11.48     $0.50        $(4.64)       $(4.14)     $(0.64)      $(0.28)     $    --        $ (0.92)      $  6.42
   2008        13.55      0.51         (1.48)        (0.97)      (0.72)       (0.38)          --          (1.10)        11.48
   2007        12.68      0.51          1.19          1.70       (0.63)       (0.20)          --          (0.83)        13.55
   2006(5)     11.48      0.40          1.31          1.71       (0.36)       (0.15)          --          (0.51)        12.68
   2005(3)     40.84      0.88          0.16          1.04       (0.80)       (0.16)      (29.44)(1)     (30.40)        11.48
CONSERVATIVE STRATEGY FUND
   CLASS A
   2009       $10.30     $0.35        $(2.16)       $(1.81)     $(0.36)      $   --      $    --        $ (0.36)      $  8.13
   2008        11.68      0.44         (1.19)        (0.75)      (0.54)       (0.09)          --          (0.63)        10.30
   2007        11.13      0.45          0.63          1.08       (0.51)       (0.02)          --          (0.53)        11.68
   2006        10.61      0.38          0.53          0.91       (0.34)       (0.05)          --          (0.39)        11.13
   2005        10.43      0.31          0.22          0.53       (0.28)       (0.07)          --          (0.35)        10.61
   CLASS I
   2009       $10.44     $0.32        $(2.17)       $(1.85)     $(0.34)      $   --      $    --        $ (0.34)      $  8.25
   2008        11.83      0.43         (1.22)        (0.79)      (0.51)       (0.09)          --          (0.60)        10.44
   2007        11.29      0.53          0.52          1.05       (0.49)       (0.02)          --          (0.51)        11.83
   2006        10.75      0.39##        0.54          0.93       (0.34)       (0.05)          --          (0.39)        11.29
   2005        10.46      0.37##        0.27          0.64       (0.28)       (0.07)          --          (0.35)        10.75
CONSERVATIVE STRATEGY ALLOCATION FUND
   CLASS A
   2009       $10.50     $0.41        $(4.20)       $(3.79)     $(0.45)      $(0.18)     $    --        $ (0.63)      $  6.08
   2008        12.20      0.41         (1.34)        (0.93)      (0.61)       (0.16)          --          (0.77)        10.50
   2007        11.30      0.40          1.18          1.58       (0.52)       (0.16)          --          (0.68)        12.20
   2006(6)     10.18      0.32          1.30          1.62       (0.32)       (0.18)          --          (0.50)        11.30
   2005(4)     20.90      0.52          0.48          1.00       (0.50)       (0.14)      (11.08)(1)     (11.72)        10.18
MODERATE STRATEGY FUND
   CLASS A
   2009       $11.05     $0.37        $(3.27)       $(2.90)     $(0.40)      $(0.05)     $    --        $ (0.45)      $  7.70
   2008        12.43      0.44         (1.16)        (0.72)      (0.55)       (0.11)          --          (0.66)        11.05
   2007        11.82      0.43          0.78          1.21       (0.47)       (0.13)          --          (0.60)        12.43
   2006        11.03      0.37          0.82          1.19       (0.34)       (0.06)          --          (0.40)        11.82
   2005        10.69      0.34          0.33          0.67       (0.28)       (0.05)          --          (0.33)        11.03
   CLASS I
   2009       $11.28     $0.36        $(3.34)       $(2.98)     $(0.38)      $(0.05)     $    --        $ (0.43)      $  7.87
   2008        12.67      0.45         (1.21)        (0.76)      (0.52)       (0.11)          --          (0.63)        11.28
   2007        12.05      0.48          0.72          1.20       (0.45)       (0.13)          --          (0.58)        12.67
   2006        11.18      0.42##        0.85          1.27       (0.34)       (0.06)          --          (0.40)        12.05
   2005        10.73      0.42##        0.36          0.78       (0.28)       (0.05)          --          (0.33)        11.18
MODERATE STRATEGY ALLOCATION FUND
   CLASS A
   2009       $13.65     $0.35        $(5.27)       $(4.92)     $(0.39)      $(0.19)     $    --        $ (0.58)      $  8.15
   2008        15.41      0.37         (1.33)        (0.96)      (0.63)       (0.17)          --          (0.80)        13.65
   2007        14.03      0.35          1.53          1.88       (0.47)       (0.03)          --          (0.50)        15.41
   2006(6)     12.54      0.28          1.58          1.86       (0.27)       (0.10)          --          (0.37)        14.03
   2005(4)     21.16      0.52          0.58          1.10       (0.46)       (0.14)       (9.12)(1)      (9.72)        12.54

                                                                        Ratio of
                                                                       Expenses to
                                                                       Average Net
                                                        Ratio of Net     Assets
                                          Ratio of Net   Investment    (Excluding
                             Net Assets     Expenses       Income      Waivers and  Portfolio
             Total          End of Year    to Average    to Average       Reim-      Turnover
            Return+        ($ Thousands)  Net Assets**   Net Assets   bursement)**     Rate
            -------        -------------  ------------  ------------  ------------  ---------
DEFENSIVE STRATEGY ALLOCATION FUND
   CLASS A
   2009      (37.14)%         $ 8,559        0.10%          5.16%         0.35%        143%
   2008       (7.61)           17,127        0.10           3.95          0.34          37
   2007       13.85            20,856        0.10           3.90          0.33          34
   2006(5)    15.10            20,027        0.10           3.74          0.36          49
   2005(3)     3.09             4,608        0.10           2.14          0.59         212
CONSERVATIVE STRATEGY FUND
   CLASS A
   2009      (17.85)%         $105,925       0.10%          3.71%         0.36%         72%
   2008       (6.73)           129,724       0.10           3.90          0.34          66
   2007        9.88            146,872       0.10           3.98          0.35         103
   2006        8.72            110,248       0.10           3.48          0.35          15
   2005        5.12             47,268       0.10           2.97          0.46          49
   CLASS I
   2009      (18.02)%         $  1,378       0.35%          3.43%         0.61%         72%
   2008       (6.95)             1,484       0.35           3.83          0.59          66
   2007        9.49                518       0.35           4.47          0.59         103
   2006        8.79(2)              --       0.10++         3.48          0.35          15
   2005        6.17(2)              --       0.10++         2.97          0.46          49
CONSERVATIVE STRATEGY ALLOCATION FUND
   CLASS A
   2009      (36.98)%         $ 17,248       0.10%          4.65%         0.35%        135%
   2008       (7.98)            41,902       0.10           3.53          0.34          37
   2007       14.27             47,553       0.10           3.42          0.34          25
   2006(6)    16.29             37,197       0.10           3.22          0.37          28
   2005(4)     5.18             25,443       0.10           2.48          0.45         167
MODERATE STRATEGY FUND
   CLASS A
   2009      (26.71)%         $248,422       0.10%          3.77%         0.35%         76%
   2008       (6.15)           477,612       0.10           3.64          0.34          31
   2007       10.49            529,251       0.10           3.54          0.34          49
   2006       10.89            342,663       0.10           3.22          0.35           6
   2005        6.32            163,817       0.10           3.06          0.41          27
   CLASS I
   2009      (26.88)%         $  1,283       0.35%          3.66%         0.60%         76%
   2008       (6.32)             1,411       0.35           3.69          0.59          31
   2007       10.22                691       0.35           3.82          0.59          49
   2006       11.46(2)(7)           --       0.10++         3.22          0.35           6
   2005        7.34(2)(7)           --       0.10++         3.06          0.41          27
MODERATE STRATEGY ALLOCATION FUND
   CLASS A
   2009      (36.58)%         $ 56,605       0.10%          3.05%         0.35%         86%
   2008       (6.65)           120,365       0.10           2.45          0.34          16
   2007       13.56            128,135       0.10           2.44          0.34          12
   2006(6)    14.98             91,539       0.10           2.26          0.36          12
   2005(4)     5.61             40,281       0.10           2.39          0.43         137


         62 SEI Asset Allocation Trust / Annual Report / March 31, 2009


                                    Net Realized
                                        and
                                     Unrealized                           Distributions
            Net Asset                  Gains                   Dividends       from          Total
              Value,       Net     (Losses) from               from Net      Realized      Dividends     Net Asset
            Beginning  Investment    Affiliated   Total from  Investment     Capital          and       Value, End   Total
             of Year     Income*        Funds     Operations    Income        Gains      Distributions    of Year   Return+
            ---------  ----------  -------------  ----------  ----------  -------------  -------------  ----------  -------
AGGRESSIVE STRATEGY FUND
   CLASS A
   2009       $12.09     $0.27         $(5.18)      $(4.91)     $(0.28)      $(0.40)        $(0.68)       $ 6.50    (41.12)%
   2008        13.96      0.34          (1.35)       (1.01)      (0.64)       (0.22)         (0.86)        12.09     (7.83)
   2007        13.18      0.36           1.16         1.52       (0.41)       (0.33)         (0.74)        13.96     11.74
   2006        11.45      0.28           1.75         2.03       (0.24)       (0.06)         (0.30)        13.18     17.90
   2005        10.89      0.30           0.56         0.86       (0.24)       (0.06)         (0.30)        11.45      7.87
   CLASS I
   2009       $11.87     $0.25         $(5.09)      $(4.84)     $(0.26)      $(0.40)        $(0.66)       $ 6.37    (41.28)%
   2008        13.73      0.33          (1.36)       (1.03)      (0.61)       (0.22)         (0.83)        11.87     (8.10)
   2007        12.99      0.37           1.09         1.46       (0.39)       (0.33)         (0.72)        13.73     11.47
   2006        11.36      0.18##         1.75         1.93       (0.24)       (0.06)         (0.30)        12.99     17.16(7)
   2005        10.87      0.17##         0.62         0.79       (0.24)       (0.06)         (0.30)        11.36      7.24(7)
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2009       $12.85     $0.26         $(5.38)      $(5.12)     $(0.24)      $(0.02)        $(0.26)       $ 7.47    (40.20)%
   2008        14.29      0.27          (1.06)       (0.79)      (0.42)       (0.23)         (0.65)        12.85     (6.05)
   2007        13.26      0.26           1.15         1.41       (0.30)       (0.08)         (0.38)        14.29     10.76
   2006        11.54      0.21           1.78         1.99       (0.19)       (0.08)         (0.27)        13.26     17.35
   2005        10.89      0.24           0.62         0.86       (0.19)       (0.02)         (0.21)        11.54      7.90
CORE MARKET STRATEGY FUND
   CLASS A
   2009       $10.73     $0.38         $(3.01)      $(2.63)     $(0.40)      $(0.23)        $(0.63)       $ 7.47    (24.87)%
   2008        11.72      0.43          (0.70)       (0.27)      (0.55)       (0.17)         (0.72)        10.73     (2.61)
   2007        11.37      0.42           0.62         1.04       (0.45)       (0.24)         (0.69)        11.72      9.35
   2006        10.73      0.35           0.67         1.02       (0.32)       (0.06)         (0.38)        11.37      9.68
   2005        10.60      0.33           0.16         0.49       (0.28)       (0.08)         (0.36)        10.73      4.66
   CLASS I
   2009       $11.00     $0.41         $(3.10)      $(2.69)     $(0.40)      $(0.23)        $(0.63)       $ 7.68    (24.80)%(2)(7)
   2008        12.01      0.43          (0.73)       (0.30)      (0.54)       (0.17)         (0.71)        11.00     (2.78)(7)
   2007        11.63      0.46           0.61         1.07       (0.45)       (0.24)         (0.69)        12.01      9.40(2)(7)
   2006        10.88      0.43##         0.70         1.13       (0.32)       (0.06)         (0.38)        11.63     10.57(2)(7)
   2005        10.62      0.43##         0.19         0.62       (0.28)       (0.08)         (0.36)        10.88      5.89(2)(7)

                                                          Ratio of
                                                          Expenses
                                                         to Average
                                          Ratio of Net   Net Assets
                            Ratio of Net   Investment    (Excluding
               Net Assets     Expenses       Income        Waivers    Portfolio
              End of Year    to Average    to Average     and Reim-    Turnover
             ($ Thousands)  Net Assets**   Net Assets   bursement)**     Rate
             -------------  ------------  ------------  ------------  ---------
AGGRESSIVE STRATEGY FUND
   CLASS A
   2009         $224,237        0.10%         2.82%         0.35%        89%
   2008          410,235        0.10          2.46          0.34         18
   2007          404,880        0.10          2.68          0.34         14
   2006          192,654        0.10          2.27          0.35         60
   2005           73,500        0.10          2.66          0.43         13
   CLASS I
   2009         $  3,100        0.35%         2.66%         0.60%        89%
   2008            5,130        0.35          2.42          0.59         18
   2007            3,777        0.35          2.74          0.59         14
   2006               --        0.10++        2.27          0.35         60
   2005               --        0.10++        2.66          0.43         13
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2009         $ 45,280        0.10%         2.57%         0.35%       126%
   2008           89,007        0.10          1.85          0.34         28
   2007          101,161        0.10          1.95          0.34         12
   2006           66,660        0.10          1.69          0.35         12
   2005           34,131        0.10          2.11          0.50         18
CORE MARKET STRATEGY FUND
   CLASS A
   2009         $ 58,877        0.10%         4.11%         0.35%        98%
   2008          106,247        0.10          3.72          0.34         22
   2007           99,465        0.10          3.62          0.34         37
   2006           84,048        0.10          3.18          0.35         42
   2005           40,602        0.10          3.09          0.46         55
   CLASS I
   2009         $     --        0.10%++       4.30%         0.35%        98%
   2008               --        0.10++        3.60          0.34         22
   2007               --        0.10++        3.94          0.34         37
   2006               --        0.10++        3.18          0.35         42
   2005               --        0.10++        3.09          0.46         55

(1)  For more information see footnote 7 in the notes to financial statements.

(2)  The total return in Class I exceeds Class A due to rounding.

(3) Per share amounts have been restated for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(4) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(5) Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to the Financial Statements.

(6) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to the Financial Statements.

(7) Class I shares have not been marketed and have a limited number of shares outstanding.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

*    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

## The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 63

Financial Highlights

For the years ended March 31,
For a Share Outstanding Throughout each Year


                                     Net Realized
                                          and
                                      Unrealized                            Distributions
              Net Asset                 Gains                   Dividends       from                       Total
                Value,       Net     (Losses) from                from Net     Realized     Return       Dividends     Net Asset
              Beginning  Investment   Affiliated    Total from  Investment     Capital        of            and       Value, End
               of Year     Income*       Funds      Operations    Income        Gains      Capital     Distributions    of Year
             ----------  ----------  -------------  ----------  ----------  -------------  -------     -------------  ----------
CORE MARKET STRATEGY ALLOCATION FUND
   CLASS A
   2009        $12.12      $ 0.24        $(5.20)      $(4.96)     $(0.23)      $(0.15)     $    --        $ (0.38)      $ 6.78
   2008         13.61        0.25         (0.99)       (0.74)      (0.39)       (0.36)          --          (0.75)       12.12
   2007         12.92        0.25          1.12         1.37       (0.30)       (0.38)          --          (0.68)       13.61
   2006(5)      11.32        0.19          1.74         1.93       (0.17)       (0.16)          --          (0.33)       12.92
   2005(3)      21.08        0.56          0.46         1.02       (0.42)       (0.10)      (10.26)(1)     (10.78)       11.32
MARKET GROWTH STRATEGY FUND
   CLASS A
   2009        $11.30      $ 0.32        $(4.04)      $(3.72)     $(0.34)      $(0.30)     $    --        $ (0.64)      $ 6.94
   2008         12.71        0.39         (1.03)       (0.64)      (0.59)       (0.18)          --          (0.77)       11.30
   2007         12.18        0.39          0.86         1.25       (0.43)       (0.29)          --          (0.72)       12.71
   2006         11.02        0.32          1.17         1.49       (0.28)       (0.05)          --          (0.33)       12.18
   2005         10.63        0.33          0.36         0.69       (0.25)       (0.05)          --          (0.30)       11.02
   CLASS I
   2009        $11.18      $ 0.31        $(4.00)      $(3.69)     $(0.32)      $(0.30)     $    --        $ (0.62)      $ 6.87
   2008         12.59        0.38         (1.05)       (0.67)      (0.56)       (0.18)          --          (0.74)       11.18
   2007         12.04        0.41          0.84         1.25       (0.41)       (0.29)          --          (0.70)       12.59
   2006         10.84        0.36##        1.17         1.53       (0.28)       (0.05)          --          (0.33)       12.04
   2005         10.58        0.15          0.41         0.56       (0.25)       (0.05)          --          (0.30)       10.84
MARKET GROWTH STRATEGY ALLOCATION FUND
   CLASS A
   2009        $14.33      $ 0.28        $(5.99)      $(5.71)     $(0.26)      $(0.21)     $    --        $ (0.47)      $ 8.15
   2008         15.95        0.30         (1.20)       (0.90)      (0.46)       (0.26)          --          (0.72)       14.33
   2007         14.82        0.29          1.28         1.57       (0.34)       (0.10)          --          (0.44)       15.95
   2006(6)      12.89        0.24          1.94         2.18       (0.22)       (0.03)          --          (0.25)       14.82
   2005(4)      15.99        0.36          0.62         0.98       (0.35)       (0.16)       (3.57)(1)      (4.08)       12.89

                                                                    Ratio of
                                                                    Expenses
                                                                   to Average
                                                    Ratio of Net   Net Assets
                                      Ratio of Net   Investment    (Excluding
                         Net Assets     Expenses       Income        Waivers    Portfolio
              Total     End of Year    to Average    to Average     and Reim-    Turnover
             Return+   ($ Thousands)  Net Assets**   Net Assets   bursement)**     Rate
             -------   -------------  ------------  ------------  ------------  ---------
CORE MARKET STRATEGY ALLOCATION FUND
   CLASS A
   2009      (41.37)%     $ 14,278        0.10%         2.55%         0.35%        165%
   2008       (6.01)        21,396        0.10          1.83          0.34          24
   2007       10.74         25,915        0.10          1.92          0.34          21
   2006(5)    17.29         20,456        0.10          1.67          0.36          34
   2005(3)     5.53         13,474        0.10          2.61          0.57         159
MARKET GROWTH STRATEGY FUND
   CLASS A
   2009      (33.37)%     $369,810        0.10%         3.46%         0.35%         95%
   2008       (5.43)       717,739        0.10          3.11          0.34          18
   2007       10.50        726,306        0.10          3.15          0.34          14
   2006       13.72        466,959        0.10          2.74          0.35          44
   2005        6.50        208,538        0.10          2.98          0.40           8
   CLASS I
   2009      (33.45)%     $  5,289        0.35%         3.39%         0.60%         95%
   2008       (5.70)         7,033        0.35          3.09          0.59          18
   2007       10.66(2)       4,650        0.35          3.23          0.59          14
   2006       14.32(2)          --        0.10++        2.74          0.35          44
   2005        5.29             --        0.10++        2.98          0.40           8
MARKET GROWTH STRATEGY ALLOCATION FUND
   CLASS A
   2009      (40.18)%     $ 80,428        0.10%         2.51%         0.35%        110%
   2008       (6.10)       166,544        0.10          1.85          0.34          21
   2007       10.69        185,677        0.10          1.91          0.34          10
   2006(6)    17.02        127,791        0.10          1.77          0.36           8
   2005(4)     6.42         55,765        0.10          2.25          0.43          71

(1)  For more information see footnote 7 in the notes to financial statements.

(2) Class I have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

(3) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(4) Per share amounts have been restated for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(5) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to the Financial Statements.

(6) Per share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to the Financial Statements.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged due to the immaterial amount.

*    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

## The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         64 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Notes to Financial Statements

March 31, 2009

1. ORGANIZATION

SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a "Fund," collectively the "Funds"). Each Fund is a "fund of funds" and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares; Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares); Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), as of April 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 65

March 31, 2009

The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds' investments carried at value ($ Thousands):

Investments in Securities                  Level 1   Level 2   Level 3     Total
-------------------------                 --------   -------   -------   --------
Diversified Conservative Income Fund      $ 40,269     $--       $--     $ 40,269
Diversified Conservative Fund               43,018      --        --       43,018
Diversified Global Moderate Growth Fund    105,539      --        --      105,539
Diversified Moderate Growth Fund            68,300      --        --       68,300
Diversified Global Growth Fund             108,889      --        --      108,889
Diversified Global Stock Fund               54,411      --        --       54,411
Diversified U.S. Stock Fund                 33,124      --        --       33,124
Defensive Strategy Fund                     49,882      --        --       49,882
Defensive Strategy Allocation Fund           8,535      --        --        8,535
Conservative Strategy Fund                 107,317      --        --      107,317
Conservative Strategy Allocation Fund       17,242      --        --       17,242
Moderate Strategy Fund                     249,623      --        --      249,623
Moderate Strategy Allocation Fund           56,712      --        --       56,712
Aggressive Strategy Fund                   228,931      --        --      228,931
Tax-Managed Aggressive Strategy Fund        45,191      --        --       45,191
Core Market Strategy Fund                   59,268      --        --       59,268
Core Market Strategy Allocation Fund        14,275      --        --       14,275
Market Growth Strategy Fund                376,172      --        --      376,172
Market Growth Strategy Allocation Fund      82,203      --        --       82,203

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees, exclusive of Acquired Fund Fee Expenses and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

                                          Class A   Class D   Class I
                                          -------   -------   -------
Diversified Conservative Income Fund       0.12%     1.12%     0.37%
Diversified Conservative Fund              0.12%     1.12%     0.37%
Diversified Global Moderate Growth Fund    0.12%     1.12%     0.37%
Diversified Moderate Growth Fund           0.12%     1.12%     0.37%
Diversified Global Growth Fund             0.12%     1.12%     0.37%
Diversified Global Stock Fund              0.12%     1.12%     0.37%
Diversified U.S. Stock Fund                0.12%     1.12%     0.37%
Defensive Strategy Fund                    0.10%       --      0.35%*
Defensive Strategy Allocation Fund         0.10%       --        --
Conservative Strategy Fund                 0.10%       --      0.35%
Conservative Strategy Allocation Fund      0.10%       --        --
Moderate Strategy Fund                     0.10%       --      0.35%
Moderate Strategy Allocation Fund          0.10%       --        --
Aggressive Strategy Fund                   0.10%       --      0.35%
Tax-Managed Aggressive Strategy Fund       0.10%       --        --
Core Market Strategy Fund                  0.10%       --      0.35%*
Core Market Strategy Allocation Fund       0.10%       --        --
Market Growth Strategy Fund                0.10%       --      0.35%
Market Growth Strategy Allocation Fund     0.10%       --        --

* Includes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.


         66 SEI Asset Allocation Trust / Annual Report / March 31, 2009

DISTRIBUTION, ADMINISTRATIVE SERVICING AND SHAREHOLDER SERVICING AGREEMENTS -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

                                          Shareholder   Administrative
                                           Servicing       Servicing     Distribution
                                              Fees           Fees            Fees*
                                          -----------   --------------   ------------
Diversified Conservative Income Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Conservative Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Global Moderate Growth Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Moderate Growth Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Global Growth Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Global Stock Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified U.S. Stock Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Defensive Strategy Fund
   Class I                                     --            0.25%**           --
Conservative Strategy Fund
   Class I                                     --            0.25%             --
Moderate Strategy Fund
   Class I                                     --            0.25%             --
Aggressive Strategy Fund
   Class I                                     --            0.25%             --
Core Market Strategy Fund
   Class I                                     --            0.25%**           --
Market Growth Strategy Fund
   Class I                                     --            0.25%             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

** This fee is not currently being charged to the Class due to the immaterial amount.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the year ended March 31, 2009.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Adviser and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund and Core Market Strategy Fund.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 67

NOTES TO FINANCIAL STATEMENTS

March 31, 2009

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

                                     DIVERSIFIED         DIVERSIFIED     DIVERSIFIED GLOBAL     DIVERSIFIED
                                 CONSERVATIVE INCOME     CONSERVATIVE      MODERATE GROWTH    MODERATE GROWTH
                                        FUND                 FUND               FUND                FUND
                                 -------------------   ---------------   ------------------   ---------------
                                    2009     2008       2009     2008      2009      2008      2009     2008
                                   ------   ------     ------   ------    ------   -------    ------   ------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                 1,044      959      1,284    2,073     2,557     3,512     1,475    2,602
      Shares Issued in Lieu
         of Cash Distributions        164      212        295      447       925       911       568    1,277
      Shares Redeemed              (1,781)  (1,160)    (3,250)  (3,398)   (4,494)   (5,270)   (7,866)  (5,659)
                                   ------   ------     ------   ------    ------    ------    ------   ------
   Total Class A Transactions        (573)      11     (1,671)    (878)   (1,012)     (847)   (5,823)  (1,780)
                                   ------   ------     ------   ------    ------    ------    ------   ------
   CLASS D:
      Shares Issued                   125       71         96      108        52       163       140      192
      Shares Issued in Lieu
         of Cash Distributions         21       24         24       30        17        26        58       96
      Shares Redeemed                (105)    (149)      (109)    (226)     (258)      (86)     (337)    (470)
                                   ------   ------     ------   ------    ------    ------    ------   ------
   Total Class D Transactions          41      (54)        11      (88)     (189)      103      (139)    (182)
                                   ------   ------     ------   ------    ------    ------    ------   ------
   CLASS I:
      Shares Issued                   211      152        271      575       782     1,403       416      502
      Shares Issued in Lieu
         of Cash Distributions         16       19         36       43       211       186        89      149
      Shares Redeemed                (266)    (198)      (306)    (748)     (985)   (1,337)     (543)  (1,073)
                                   ------   ------     ------   ------    ------    ------    ------   ------
   Total Class I Transactions         (39)     (27)         1     (130)        8       252       (38)    (422)
                                   ------   ------     ------   ------    ------    ------    ------   ------
   Decrease in Capital Shares        (571)     (70)    (1,659)  (1,096)   (1,193)     (492)   (6,000)  (2,384)
                                   ------   ------     ------   ------    ------    ------    ------   ------

                                   DIVERSIFIED       DIVERSIFIED       DIVERSIFIED
                                  GLOBAL GROWTH      GLOBAL STOCK       U.S. STOCK
                                       FUND              FUND              FUND
                                 ---------------   ---------------   ---------------
                                  2009     2008     2009     2008     2009     2008
                                 ------   ------   ------   ------   ------   ------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued               2,514    2,962    2,238    1,711      730      615
      Shares Issued in Lieu
         of Cash Distributions    1,052    1,001       92      294       43      111
      Shares Redeemed            (6,142)  (5,112)  (2,764)  (3,810)  (1,145)  (1,456)
                                 ------   ------   ------   ------   ------   ------
   Total Class A Transactions    (2,576)  (1,149)    (434)  (1,805)    (372)    (730)
                                 ------   ------   ------   ------   ------   ------
   CLASS D:
      Shares Issued                 112      110      116      121       84       75
      Shares Issued in Lieu
         of Cash Distributions       50       43        4       14        2       10
      Shares Redeemed              (175)    (233)     (99)    (128)    (136)    (333)
                                 ------   ------   ------   ------   ------   ------
   Total Class D Transactions       (13)     (80)      21        7      (50)    (248)
                                 ------   ------   ------   ------   ------   ------
   CLASS I:
      Shares Issued               1,012    1,428      664      619      106       77
      Shares Issued in Lieu
         of Cash Distributions      329      246       19       51        4       10
      Shares Redeemed            (1,256)  (1,106)    (700)    (525)    (100)    (108)
                                 ------   ------   ------   ------   ------   ------
   Total Class I Transactions        85      568      (17)     145       10      (21)
                                 ------   ------   ------   ------   ------   ------
   Decrease in Capital Shares    (2,504)    (661)    (430)  (1,653)    (412)    (999)
                                 ------   ------   ------   ------   ------   ------

Amounts designated as "--" are $0 or have been rounded to $0.


         68 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

                                                                     DEFENSIVE
                                           DEFENSIVE STRATEGY   STRATEGY ALLOCATION   CONSERVATIVE STRATEGY
                                                  FUND                  FUND                  FUND
                                           ------------------   -------------------   ---------------------
                                              2009     2008         2009    2008           2009     2008
                                             ------   ------       ------   ----         -------   ------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                           4,390    3,820        1,557    535          10,510    6,499
      Shares Issued in Lieu
         of Cash Distributions                  133      449          118    125             501      721
      Shares Redeemed                        (4,304)  (9,000)      (1,834)  (707)        (10,580)  (7,196)
                                             ------   ------       ------   ----         -------   ------
   Total Class A Transactions                   219   (4,731)        (159)   (47)            431       24
                                             ------   ------       ------   ----         -------   ------
   CLASS I:
      Shares Issued                              --       --          n/a    n/a              89      183
      Shares Issued in Lieu
         of Cash Distributions                   --       --          n/a    n/a               5        6
      Shares Redeemed                            --       --          n/a    n/a             (69)     (91)
                                             ------   ------       ------   ----         -------   ------
   Total Class I Transactions                    --       --          n/a    n/a              25       98
                                             ------   ------       ------   ----         -------   ------
   Increase (Decrease) in Capital Shares        219   (4,731)        (159)   (47)            456      122
                                             ------   ------       ------   ----         -------   ------

                                               CONSERVATIVE                                MODERATE
                                           STRATEGY ALLOCATION   MODERATE STRATEGY   STRATEGY ALLOCATION
                                                   FUND                 FUND                 FUND
                                           -------------------   -----------------   -------------------
                                              2009     2008        2009      2008       2009     2008
                                             ------   ------     -------   -------     ------   ------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                           3,822    1,747      10,318    14,430      6,656    2,423
      Shares Issued in Lieu
         of Cash Distributions                  256      249       1,834     2,390        432      447
      Shares Redeemed                        (5,234)  (1,903)    (23,102)  (16,203)    (8,960)  (2,372)
                                             ------   ------     -------   -------     ------   ------
   Total Class A Transactions                (1,156)      93     (10,950)      617     (1,872)     498
                                             ------   ------     -------   -------     ------   ------
   CLASS I:
      Shares Issued                             n/a      n/a         110       150        n/a      n/a
      Shares Issued in Lieu
         of Cash Distributions                  n/a      n/a           5         5        n/a      n/a
      Shares Redeemed                           n/a      n/a         (77)      (85)       n/a      n/a
                                             ------   ------     -------   -------     ------   ------
   Total Class I Transactions                   n/a      n/a          38        70        n/a      n/a
                                             ------   ------     -------   -------     ------   ------
   Increase (Decrease) in Capital Shares     (1,156)      93     (10,912)      687     (1,872)     498
                                             ------   ------     -------   -------     ------   ------

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 69

March 31, 2009

4. CAPITAL SHARE TRANSACTIONS (Concluded)

Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

                                                           TAX-MANAGED
                                 AGGRESSIVE STRATEGY   AGGRESSIVE STRATEGY   CORE MARKET STRATEGY
                                        FUND                  FUND                   FUND
                                 -------------------   -------------------   --------------------
                                    2009      2008         2009     2008         2009     2008
                                  -------   -------      -------   ------       ------   ------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                22,088    13,986       11,529    2,528        4,545    3,325
      Shares Issued in Lieu
         of Cash Distributions      3,249     2,003          236      341          641      575
      Shares Redeemed             (24,742)  (11,056)     (12,630)  (3,023)      (7,208)  (2,480)
                                  -------   -------      -------   ------       ------   ------
   Total Class A Transactions         595     4,933         (865)    (154)      (2,022)   1,420
                                  -------   -------      -------   ------       ------   ------
   CLASS I:
      Shares Issued                   447       452          n/a      n/a           --       --
      Shares Issued in Lieu
         of Cash Distributions         37        25          n/a      n/a           --       --
      Shares Redeemed                (429)     (320)         n/a      n/a           --       --
                                  -------   -------      -------   ------       ------   ------
   Total Class I Transactions          55       157          n/a      n/a           --       --
                                  -------   -------      -------   ------       ------   ------
   Increase (Decrease)
      in Capital Shares               650     5,090         (865)    (154)      (2,022)   1,420
                                  -------   -------      -------   ------       ------   ------

                                      CORE MARKET                             MARKET GROWTH
                                 STRATEGY ALLOCATION     MARKET GROWTH     STRATEGY ALLOCATION
                                         FUND            STRATEGY FUND            FUND
                                 -------------------   -----------------   -------------------
                                     2009    2008        2009      2008        2009     2008
                                    ------   ----      -------   -------     -------   ------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                  4,296    426       30,426    23,507      18,167    3,338
      Shares Issued in Lieu
         of Cash Distributions         113     97        4,792     3,797         643      542
      Shares Redeemed               (4,069)  (662)     (45,498)  (20,906)    (20,561)  (3,902)
                                    ------   ----      -------   -------     -------   ------
   Total Class A Transactions          340   (139)     (10,280)    6,398      (1,751)     (22)
                                    ------   ----      -------   -------     -------   ------
   CLASS I:
      Shares Issued                    n/a    n/a          615       700         n/a      n/a
      Shares Issued in Lieu
         of Cash Distributions         n/a    n/a           42        37         n/a      n/a
      Shares Redeemed                  n/a    n/a         (516)     (477)        n/a      n/a
                                    ------   ----      -------   -------     -------   ------
   Total Class I Transactions          n/a    n/a          141       260         n/a      n/a
                                    ------   ----      -------   -------     -------   ------
   Increase (Decrease)
      in Capital Shares                340   (139)     (10,139)    6,658      (1,751)     (22)
                                    ------   ----      -------   -------     -------   ------

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.


         70 SEI Asset Allocation Trust / Annual Report / March 31, 2009

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2009, were as follows ($ Thousands):

                                            Total
                                          --------
Diversified Conservative Income Fund
PURCHASES                                 $ 32,620
SALES                                       35,490
Diversified Conservative Fund
PURCHASES                                   51,257
SALES                                       65,896
Diversified Global Moderate Growth Fund
PURCHASES                                  139,207
SALES                                      151,087
Diversified Moderate Growth Fund
PURCHASES                                   90,259
SALES                                      153,726
Diversified Global Growth Fund
PURCHASES                                  116,903
SALES                                      150,320
Diversified Global Stock Fund
PURCHASES                                   40,101
SALES                                       44,604
Diversified U.S. Stock Fund
PURCHASES                                   11,209
SALES                                       16,999
Defensive Strategy Fund
PURCHASES                                    8,529
SALES                                       13,560
Defensive Strategy Allocation Fund
PURCHASES                                   19,419
SALES                                       20,955
Conservative Strategy Fund
PURCHASES                                   77,376
SALES                                      102,467
Conservative Strategy Allocation Fund
PURCHASES                                   43,128
SALES                                       52,605
Moderate Strategy Fund
PURCHASES                                  288,413
SALES                                      389,971
Moderate Strategy Allocation Fund
PURCHASES                                   79,869
SALES                                      100,474
Aggressive Strategy Fund
PURCHASES                                  309,250
SALES                                      307,858
Tax-Managed Aggressive Strategy Fund
PURCHASES                                   94,777
SALES                                      101,205
Core Market Strategy Fund
PURCHASES                                   81,068
SALES                                      101,634
Core Market Strategy Allocation Fund
PURCHASES                                   36,828
SALES                                       32,958
Market Growth Strategy Fund
PURCHASES                                  554,753
SALES                                      647,387
Market Growth Strategy Allocation Fund
PURCHASES                                  152,675
SALES                                      167,880

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of short-term capital gains received from affiliated funds have been reclassified to/from the following accounts as of March 31, 2009 ($ Thousands):

                                           Undistributed   Accumulated
                                          Net Investment     Realized    Paid-in
                                           Income (Loss)   Gain (Loss)   Capital
                                          --------------   -----------   -------
Diversified Conservative Income Fund           $  1           $  (1)       $--
Diversified Conservative Fund                    --              --         --
Diversified Global Moderate Growth Fund          71             (71)        --
Diversified Moderate Growth Fund                  2              (2)        --
Diversified Global Growth Fund                   41             (41)        --
Diversified Global Stock Fund                     4              (4)        --
Diversified U.S. Stock Fund                       3              (3)        --
Defensive Strategy Fund                          34             (34)        --
Defensive Strategy Allocation Fund               75             (75)        --
Conservative Strategy Fund                      185            (185)        --
Conservative Strategy Allocation Fund           101            (101)        --
Moderate Strategy Fund                          669            (669)        --
Moderate Strategy Allocation Fund               174            (174)        --
Aggressive Strategy Fund                        400            (400)        --
Tax-Managed Aggressive Strategy
   Fund                                          57             (57)        --
Core Market Strategy Fund                        50             (50)        --
Core Market Strategy Allocation Fund             17             (17)        --
Market Growth Strategy Fund                     538            (538)        --
Market Growth Strategy Allocation Fund           94             (94)        --

Amounts designated as "--" are $0 or have been rounded to $0.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 71

March 31, 2009

6. FEDERAL TAX INFORMATION (Continued)

The tax character of dividends and distributions paid during the years ended March 31, 2009 and March 31, 2008 were as follows ($ Thousands):

                                               Ordinary           Long-term
                                                Income           Capital Gain           Totals
                                          -----------------   -----------------   -----------------
                                            2009      2008      2009      2008      2009      2008
                                          -------   -------   -------   -------   -------   -------
Diversified Conservative Income Fund      $ 1,631   $ 2,675   $   288   $   245   $ 1,919   $ 2,920
Diversified Conservative Fund               2,096     4,239       842     1,514     2,938     5,753
Diversified Global Moderate Growth Fund     4,640    10,031     4,248     3,826     8,888    13,857
Diversified Moderate Growth Fund            3,143    13,446     3,042     6,740     6,185    20,186
Diversified Global Growth Fund              3,488    12,749     7,528     5,865    11,016    18,614
Diversified Global Stock Fund                 948     5,241        --        --       948     5,241
Diversified U.S. Stock Fund                   497     2,278        --        --       497     2,278
Defensive Strategy Fund                     1,312     4,280        --       562     1,312     4,842
Defensive Strategy Allocation Fund            771     1,103       259       555     1,030     1,658
Conservative Strategy Fund                  4,718     7,487        --     1,003     4,718     8,490
Conservative Strategy Allocation Fund       1,583     2,439       552       617     2,135     3,056
Moderate Strategy Fund                     15,134    24,890     1,810     4,359    16,944    29,249
Moderate Strategy Allocation Fund           3,032     5,709     1,431     1,421     4,463     7,130
Aggressive Strategy Fund                   10,221    21,199    14,196     6,679    24,417    27,878
Tax-Managed Aggressive Strategy Fund        1,981     3,352       149     1,652     2,130     5,004
Core Market Strategy Fund                   3,470     5,407     1,868     1,323     5,338     6,730
Core Market Strategy Allocation Fund          535       846       406       581       941     1,427
Market Growth Strategy Fund                20,850    37,690    17,398    10,383    38,248    48,073
Market Growth Strategy Allocation Fund      3,563     5,900     2,632     3,089     6,195     8,989

As of March 31, 2009, the components of Accumulated Losses on a tax basis were as follows ($ Thousands):

                                          Undistributed   Undistributed                     Post-                      Total
                                             Ordinary       Long-Term      Capital Loss    October    Unrealized    Accumulated
                                              Income       Capital Gain   Carryforwards    Losses    Depreciation      Losses
                                          -------------   -------------   -------------   --------   ------------   -----------
Diversified Conservative Income Fund           $ 14          $   --         $   (565)     $   (210)   $ (10,396)     $ (11,157)
Diversified Conservative Fund                    16              --           (1,716)         (603)     (16,821)       (19,124)
Diversified Global Moderate Growth Fund          30              --           (1,861)         (165)     (65,736)       (67,732)
Diversified Moderate Growth Fund                 16              --           (3,583)       (4,046)     (40,486)       (48,099)
Diversified Global Growth Fund                   15              --           (4,200)       (2,479)     (82,270)       (88,934)
Diversified Global Stock Fund                   731              --               --            (1)     (52,050)       (51,320)
Diversified U.S. Stock Fund                      --              --          (12,041)         (144)     (28,572)       (40,757)
Defensive Strategy Fund                           7              --           (3,961)           (1)      (3,153)        (7,108)
Defensive Strategy Allocation Fund                5              --              (94)       (1,968)      (5,504)        (7,561)
Conservative Strategy Fund                       33              --          (10,204)         (975)     (27,132)       (38,278)
Conservative Strategy Allocation Fund             7              --             (455)       (2,834)     (12,002)       (15,284)
Moderate Strategy Fund                          266           3,575               --            --     (155,209)      (151,368)
Moderate Strategy Allocation Fund                13              --           (1,670)       (4,918)     (34,688)       (41,263)
Aggressive Strategy Fund                         39              --           (3,291)       (2,994)    (220,612)      (226,858)
Tax-Managed Aggressive Strategy Fund              5              --             (889)      (19,587)     (14,224)       (34,695)
Core Market Strategy Fund                        25              --           (2,462)       (1,809)     (26,894)       (31,140)
Core Market Strategy Allocation Fund              1              --             (159)       (5,088)      (4,722)        (9,968)
Market Growth Strategy Fund                     110              --          (12,072)      (22,415)    (265,890)      (300,267)
Market Growth Strategy Allocation Fund            8              --           (1,288)      (33,287)     (31,622)       (66,189)

Amounts designated as "--" are $0 or have been rounded to $0.

Post-October losses represent losses realized on investment transactions from November 1, 2008 through March 31, 2009 that, in accordance with Federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year.


         72 SEI Asset Allocation Trust / Annual Report / March 31, 2009

6. FEDERAL TAX INFORMATION (Concluded)

The Funds had capital loss carryforwards at March 31, 2009 as follows ($ Thousands):

                                           Years
                                          Expiring   Amounts
                                          --------   -------
Diversified Conservative Income Fund        2017     $   565
                                                     =======
Diversified Conservative Fund               2017     $ 1,716
                                                     =======
Diversified Global Moderate Growth Fund     2017     $ 1,861
                                                     =======
Diversified Moderate Growth Fund            2017     $ 3,583
                                                     =======
Diversified Global Growth Fund              2017     $ 4,200
                                                     =======
Diversified U.S. Stock Fund                 2017     $   840
                                            2015      11,201
                                                     -------
                                                     $12,041
                                                     =======
Defensive Strategy Fund                     2017     $ 3,961
                                                     =======
Defensive Strategy Allocation Fund          2017     $    94
                                                     =======
Conservative Strategy Fund                  2017     $10,077
                                            2016         127
                                                     -------
                                                     $10,204
                                                     =======
Conservative Strategy Allocation Fund       2017     $   455
                                                     =======
Moderate Strategy Allocation Fund           2017     $ 1,670
                                                     =======
Aggressive Strategy Fund                    2017     $ 3,291
                                                     =======
Tax-Managed Aggressive Strategy Fund        2017     $   889
                                                     =======
Core Market Strategy Fund                   2017     $ 2,462
                                                     =======
Core Market Strategy Allocation Fund        2017     $   159
                                                     =======
Market Growth Strategy Fund                 2017     $12,072
                                                     =======
Market Growth Strategy Allocation Fund      2017     $ 1,288
                                                     =======

During the year ended March 31, 2009, the Diversified Global Stock Fund utilized $780,386 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2009, were as follows ($ Thousands):

                                                                          Net
                               Federal   Appreciated   Depreciated    Unrealized
                              Tax Cost    Securities    Securities   Depreciation
                              --------   -----------   -----------   ------------
Diversified Conservative
   Income Fund                $ 50,665       $ 49       $ (10,445)    $ (10,396)
Diversified Conservative
   Fund                         59,839         44         (16,865)      (16,821)
Diversified Global Moderate
   Growth Fund                 171,275        598         (66,334)      (65,736)
Diversified Moderate
   Growth Fund                 108,786         --         (40,486)      (40,486)

                                                                          Net
                               Federal   Appreciated   Depreciated    Unrealized
                              Tax Cost    Securities    Securities   Depreciation
                              --------   -----------   -----------   ------------
Diversified Global
   Growth Fund                $191,159       $ 85       $ (82,355)    $ (82,270)
Diversified Global
   Stock Fund                  106,461        199         (52,249)      (52,050)
Diversified U.S.
   Stock Fund                   61,696          3         (28,575)      (28,572)
Defensive Strategy
   Fund                         53,035         20          (3,173)       (3,153)
Defensive Strategy
   Allocation Fund              14,039         51          (5,555)       (5,504)
Conservative Strategy
   Fund                        134,449         --         (27,132)      (27,132)
Conservative Strategy
   Allocation Fund              29,244         46         (12,048)      (12,002)
Moderate Strategy
   Fund                        404,832         27        (155,236)     (155,209)
Moderate Strategy
   Allocation Fund              91,400          6         (34,694)      (34,688)
Aggressive Strategy
   Fund                        449,543        158        (220,770)     (220,612)
Tax-Managed Aggressive
   Strategy Fund                59,415        130         (14,354)      (14,224)
Core Market Strategy
   Fund                         86,162         29         (26,923)      (26,894)
Core Market Strategy
   Allocation Fund              18,997         21          (4,743)       (4,722)
Market Growth Strategy
   Fund                        642,062        178        (266,068)     (265,890)
Market Growth Strategy
   Allocation Fund             113,825        326         (31,948)      (31,622)

Amounts designated as "--" are $0 or have been rounded to $0.

The difference between tax cost and book cost is primarily attributable to wash sales.

7. IN-KIND DISTRIBUTION

During a review of March 31, 2005 year-end tax information, it was determined that certain distributions of interest income derived from underlying municipal bond funds were classified as taxable interest income when distributed to shareholders of the Defensive Strategy Allocation, Conservative Strategy Allocation, Moderate Strategy Allocation, Core Market Strategy Allocation and Market Growth Strategy Allocation Funds (the "Strategy Allocation Funds"). It was determined that under the current tax code, the fund-of-funds structure caused distributions of interest income from underlying municipal bond funds to lose their tax-exempt character when the Strategy Allocation Funds distributed that income to their shareholders. The tax characteristics would be preserved, however, if the shareholders held the municipal bond funds directly rather than through a fund of funds. As a result, the Funds' Board of Trustees decided to distribute shares of the underlying municipal bond funds held in the Strategy Allocation Funds to shareholders in the form of an in-kind distribution. This option had the benefit of enabling shareholders to hold interests in the municipal bond funds directly, thereby being able to take advantage of the tax-exempt character of the interest distributed by those funds, while also preserving for such investors the original investment strategy they sought to achieve within the Strategy Allocation Funds.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 73

NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2009

7. IN-KIND DISTRIBUTION (Continued)

On March 29, 2005, each Strategy Allocation Fund recorded an in-kind dividend equal to the fair market value of the municipal bond funds held by the Funds. The tax character of this in-kind distribution is presented below ($ Thousands):

                                  Realized   Return of    Total
                         Income     Gains     Capital     Value
                         ------   --------   ---------   -------
Defensive Strategy
   Allocation Fund        $104      $  1      $11,847    $11,952
Conservative Strategy
   Allocation Fund         319        12       27,664     27,995
Moderate Strategy
   Allocation Fund         330        23       28,181     28,534
Core Market Strategy
   Allocation              146        78       12,227     12,451
Market Growth Strategy
   Allocation Fund         481       369       15,411     16,261

SEI has made certain payments to shareholders of the Funds related to this matter. These payments were made from SEI's own assets and had no impact on the assets of the Funds.

8. REVERSE SHARE SPLIT

On May 6, 2005, the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund (the "Strategy Allocation Funds") declared a reverse share split, as approved by the Board of Trustees, in order to bring the NAV of each Fund above $10 per share. The details of the reverse split are as follows:

                                          Split
                                          Ratio
                                         -------
Defensive Strategy Allocation Fund       1 for 4
Conservative Strategy Allocation Fund    1 for 2
Moderate Strategy Allocation Fund        1 for 2
Core Market Strategy Allocation Fund     1 for 2
Market Growth Strategy Allocation Fund   2 for 3

9. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty of the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries, and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds' Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

11. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On May 6, 2005, prior to the issuance of the 2005 financial statements, the Strategy Allocation Funds declared reverse stock splits (see Note 8). The effects of the reverse stock splits should have been reflected retro-actively in the March 31, 2005 financial statements. The per share information included in the financial highlights has been restated to properly reflect the effects of the reverse split on a retroactive basis.

12. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, the FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FAS 157-4"). FAS 157-4 provides additional guidance for determining fair value when the volume and level of activity for an asset or a liability have significantly decreased and identifying transactions that are not orderly. FAS 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure will be expanded for each major category of assets. Management of the Funds does not believe the adoption of this FSP will materially impact the financial statement amounts, but will require additional disclosures. FAS 157-4 is effective for interim and annual reporting periods ending after June 15, 2009.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 ("SFAS No. 161"), "Disclosure about Derivative Instruments and Hedging Activities." This new accounting statement requires enhanced disclosures about an entity's derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity's financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk-related contingent features of derivative instruments. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of March 31, 2009 management of the Funds is currently assessing the impact of the expanded financial statement disclosures that will result from adopting SFAS No. 161.


         74 SEI Asset Allocation Trust / Annual Report / March 31, 2009

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009

             Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI ASSET ALLOCATION TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEI Asset Allocation Trust, comprising the Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund, (collectively, the "Funds"), as of March 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for the period ended March 31, 2005, were audited by other auditors, whose report dated May 6, 2005 expressed an unqualified opinion, except for restated share and per share amounts in Note 4 and the financial highlights for the year ended March 31, 2005 relating to the Defensive Strategy Allocation, Conservative Strategy Allocation, Moderate Strategy Allocation, Core Market Strategy Allocation and Market Growth Strategy Allocation Funds, for which their report is dated May 19, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the transfer agent of the underlying funds or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising SEI Asset Allocation Trust as of March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                       (KPMG LLP)

Philadelphia, Pennsylvania
May 29, 2009


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 75

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of March 31, 2009.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                        TERM OF                                           NUMBER OF
                                        OFFICE                                           PORTFOLIOS
                                          AND                                              IN FUND
                         POSITION(S)   LENGTH OF                                           COMPLEX
                          HELD WITH       TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         OTHER DIRECTORSHIPS
 NAME ADDRESS, AND AGE      TRUSTS     SERVED(1)         DURING PAST FIVE YEARS         BY TRUSTEE(2)         HELD BY TRUSTEE
 ---------------------   -----------  ----------  ------------------------------------  -------------  -----------------------------
INTERESTED TRUSTEES
Robert A. Nesher           Chairman   since 1982  Currently performs various                  80       Trustee of The Advisors'
One Freedom                 of the                services on behalf of SEI for                        Inner Circle Fund, The
Valley Drive,              Board of               which Mr. Nesher is compensated.                     Advisors' Inner Circle Fund
Oaks, PA 19456            Trustees*                                                                    II, Bishop Street Funds,
62 yrs. old                                                                                            Director of SEI Global Master
                                                                                                       Fund, plc, SEI Global Assets
                                                                                                       Fund, plc, SEI Global
                                                                                                       Investments Fund, plc, SEI
                                                                                                       Investments Global, Limited,
                                                                                                       SEI Investments -- Global
                                                                                                       Fund Services, Limited, SEI
                                                                                                       Investments (Europe),
                                                                                                       Limited, SEI Investments --
                                                                                                       Unit Trust Management (UK),
                                                                                                       Limited, SEI Global Nominee
                                                                                                       Ltd., SEI Opportunity Fund,
                                                                                                       L.P., SEI Multi-Strategy
                                                                                                       Funds plc., and SEI
                                                                                                       Structured Credit Fund, L.P.

William M. Doran           Trustee*   since 1982  Self-employed consultant since 2003.        80       Trustee of The Advisors'
1701 Market Street                                Partner, Morgan, Lewis & Bockius                     Inner Circle Fund, The
Philadelphia, PA                                  LLP (law firm) from 1976 to 2003,                    Advisors' Inner Circle Fund
19103                                             counsel to the Trust, SEI, SIMC, the                 II, Bishop Street Funds,
68 yrs. old                                       Administrator and the Distributor.                   Director of SEI since 1974.
                                                  Secretary of SEI since 1978.                         Director of the Distributor
                                                                                                       since 2003. Director of SEI
                                                                                                       Investments -- Global Fund
                                                                                                       Services, Limited, SEI
                                                                                                       Investments Global, Limited,
                                                                                                       SEI Investments (Europe),
                                                                                                       Limited, SEI Investments
                                                                                                       (Asia), Limited, and SEI
                                                                                                       Asset Korea Co., Ltd.

TRUSTEES
James M. Storey            Trustee    since 1995  Attorney, sole practitioner since           80       Trustee of The Advisors'
One Freedom                                       1994. Partner, Dechert Price                         Inner Circle Fund, The
Valley Drive,                                     & Rhoads, September 1987-                            Advisors' Inner Circle Fund
Oaks, PA 19456                                    December 1993.                                       II, Bishop Street Funds,
77 yrs. old                                                                                            Massachusetts Health and
                                                                                                       Education Tax- Exempt Trust,
                                                                                                       and U.S. Charitable Gift
                                                                                                       Trust.

George J. Sullivan, Jr.    Trustee    since 1996  Self-Employed Consultant, Newfound          80       Trustee of The Advisors'
One Freedom                                       Consultants Inc. since April 1997.                   Inner Circle Fund, The
Valley Drive                                                                                           Advisors' Inner Circle Fund
Oaks, PA 19456                                                                                         II, Bishop Street Funds,
66 yrs. old                                                                                            State Street Navigator
                                                                                                       Securities Lending Trust, SEI
                                                                                                       Opportunity Fund, L.P., and
                                                                                                       SEI Structured Credit Fund,
                                                                                                       L.P.

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, LP.


         76 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                        TERM OF                                           NUMBER OF
                                        OFFICE                                           PORTFOLIOS
                                          AND                                              IN FUND
                         POSITION(S)   LENGTH OF                                           COMPLEX
                          HELD WITH       TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         OTHER DIRECTORSHIPS
 NAME ADDRESS, AND AGE      TRUSTS     SERVED(1)         DURING PAST FIVE YEARS         BY TRUSTEE(2)         HELD BY TRUSTEE
 ---------------------   -----------  ----------  ------------------------------------  -------------  -----------------------------
TRUSTEES (CONTINUED)
Rosemarie B. Greco         Trustee    since 1999  Director, Governor's Office of              80       Director, Sonoco, Inc.;
One Freedom`                                      Health Care Reform, Commonwealth of                  Director, Exelon Corporation;
Valley Drive                                      Pennsylvania since 2003. Founder                     Trustee, Pennsylvania Real
Oaks, PA 19456                                    and Principal, Grecoventures Ltd.                    Estate Investment Trust.
62 yrs. old                                       from 1999 to 2002.

Nina Lesavoy               Trustee    since 2003  Managing Partner, Cue Capital since         80       Director of SEI Opportunity
One Freedom                                       March 2002, Managing Partner and                     Fund, L.P., and SEI
Valley Drive,                                     Head of Sales, Investorforce, March                  Structured Credit Fund, L.P.
Oaks, PA 19456                                    2000-December 2001; Global Partner
51 yrs. old                                       working for the CEO, Invesco
                                                  Capital, January 1998-January 2000.
                                                  Head of Sales and Client Services,
                                                  Chancellor Capital and later LGT
                                                  Asset Management, 1986-2000.

James M. Williams          Trustee    since 2004  Vice President and Chief Investment         80       Trustee/Director of Ariel
One Freedom                                       Officer, J. Paul Getty Trust, Non-                   Mutual Funds, SEI Opportunity
Valley Drive,                                     Profit Foundation for Visual Arts,                   Fund, L.P., and SEI
Oaks, PA 19456                                    since December 2002. President,                      Structured Credit Fund, L.P.
61 yrs. old                                       Harbor Capital Advisors and Harbor
                                                  Mutual Funds, 2000-2002. Manager,
                                                  Pension Asset Management, Ford Motor
                                                  Company, 1997-1999.

Mitchell A. Johnson        Trustee    since 2007  Private Investor since 1994.                80       Trustee of the Advisors'
One Freedom                                                                                            Inner Circle Fund, The
Valley Drive,                                                                                          Advisor's Inner Circle Fund
Oaks, PA 19456                                                                                         II, and Bishop Street Funds.
66 yrs. old

Hubert L. Harris, Jr.      Trustee    since 2008  Retired since December 2005. Chief          80       Director of Colonial
One Freedom                                       Executive Officer and Chair of the                   BancGroup, Inc. and Chair of
Valley Drive,                                     Board of Directors, AMVESCAP                         the Board of Trustees,
Oaks, PA 19456                                    Retirement, Inc., 1997-December                      Georgia Tech Foundation, Inc.
65 yrs. old                                       2005. Chief Executive Officer,                       (nonprofit corporation).
                                                  INVESCO North America, September
                                                  2003-December 2005.

OFFICERS
Robert A. Nesher          President   since 2005  Currently performs various services         N/A                   N/A
One Freedom                 & CEO                 on behalf of SEI for which Mr.
Valley Drive,                                     Nesher is compensated.
Oaks, PA 19456
62 yrs. old

Stephen F. Panner         Controller  since 2005  Fund Accounting Director of the             N/A                   N/A
One Freedom               and Chief               Administrator since 2005. Fund
Valley Drive,             Financial               Administration Manager, Old Mutual
Oaks, PA 19456             Officer                Fund Services, 2000-2005. Chief
38 yrs. old                                       Financial Officer, Controller and
                                                  Treasurer, PBHG Funds and PBHG
                                                  Insurance Series Fund, 2004-2005.
                                                  Assistant Treasurer, PBHG Funds
                                                  and PBHG Insurance Series Fund,
                                                  2000-2004. Assistant Treasurer,
                                                  Old Mutual Advisors Fund, 2004-2005.

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, LP.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 77

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)

                                        TERM OF                                           NUMBER OF
                                        OFFICE                                            PORTFOLIOS
                                          AND                                              IN FUND
                         POSITION(S)   LENGTH OF                                           COMPLEX
                          HELD WITH       TIME           PRINCIPAL OCCUPATION(S)           OVERSEEN         OTHER DIRECTORSHIPS
 NAME ADDRESS, AND AGE      TRUSTS     SERVED(1)         DURING PAST FIVE YEARS         BY TRUSTEE(2)        HELD BY TRUSTEE
 ---------------------   -----------  ----------  ------------------------------------  -------------  -----------------------------
OFFICERS (CONTINUED)
Russell Emery               Chief     since 2006  Chief Compliance Officer of SEI            N/A                   N/A
One Freedom`              Compliance              Opportunity Fund, L.P., Bishop
Valley Drive               Officer                Street Funds, SEI Structured Credit
Oaks, PA 19456                                    Fund, L.P., The Advisors' Inner
45 yrs. old                                       Circle Fund and the Advisors' Inner
                                                  Circle Fund II, since March 2006.
                                                  Director of Investment Product
                                                  Management and Development of SIMC,
                                                  February 2003-March 2006.

Timothy D. Barto             Vice     since 2002  General Counsel, Vice President and        N/A                   N/A
One Freedom               President               Secretary of SIMC and the
Valley Drive                 and                  Administrator since 2004. Vice
Oaks, PA 19456            Secretary               President and Assistant Secretary of
40 yrs. old                                       SEI since 2001. Vice President of
                                                  SIMC and the Administrator since
                                                  1999. Assistant Secretary of SIMC,
                                                  the Administrator and the
                                                  Distributor and Vice President of
                                                  the Distributor, 1999-2003.

David McCann                 Vice     since 2009  Vice President and Assistant               N/A                   N/A
One Freedom               President               Secretary of SIMC since 2009.
Valley Drive                 and                  Associate at Drinker Biddle & Reath
Oaks, PA 19456            Assistant               LLP, May 2005-October 2008.
32 yrs. old               Secretary               Associate at Pepper Hamilton, LLP,
                                                  September 2001-May 2005.

James Ndiaye                 Vice     since 2005  Vice President and Assistant               N/A                   N/A
One Freedom               President               Secretary of SIMC since 2005. Vice
Valley Drive                 and                  President, Deutsche Asset Management
Oaks, PA 19456            Assistant               (2003-2004).
41 yrs. old               Secretary

Michael T. Pang              Vice     since 2005  Vice President and Assistant               N/A                   N/A
One Freedom               President               Secretary of SIMC since 2005.
Valley Drive                 and                  Counsel, Caledonian Bank & Trust's
Oaks, PA 19456            Assistant               Mutual Funds Group (2004). Counsel,
36 yrs. old               Secretary               Permal Asset Management (2001-2004).

Aaron Buser                  Vice     since 2008  Vice President and Assistant               N/A                   N/A
One Freedom               President               Secretary of SIMC since 2007.
Valley Drive                 and                  Associate at Stark & Stark
Oaks, PA 19456            Assistant               (2004-2007). Associate at
38 yrs. old               Secretary               Flaster/Greenberg, P.C. (2000-2004).

John J. McCue                Vice     since 2004  Director of Portfolio                      N/A                   N/A
One Freedom               President               Implementations for SIMC since 1995.
Valley Drive                                      Managing Director of Money Market
Oaks, PA 19456                                    Investments for SIMC since 2003.
45 yrs. old

Andrew S. Decker          Anti-Money  since 2008  Compliance Officer and Product             N/A                   N/A
One Freedom               Laundering              Manager, SEI, 2005-2008. Vice
Valley Drive              Compliance              President, Old Mutual Capital,
Oaks, PA 19456             Officer                2000-2005.
45 yrs. old


            78 SEI Asset Allocation Trust / Annual Report / March 31, 2009

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result of your Fund in the "Expenses Paid During Period" column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                BEGINNING     ENDING                 EXPENSES
                                  ACCOUNT    ACCOUNT    ANNUALIZED     PAID
                                  VALUE       VALUE       EXPENSE     DURING
                                 10/1/08     3/31/09      RATIOS      PERIOD*
                                ---------   ---------   ----------   --------
DIVERSIFIED CONSERVATIVE INCOME FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  900.40      0.12%       $0.57
Class D                          1,000.00      895.90      1.12         5.29
Class I                          1,000.00      900.40      0.37         1.75
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.33      0.12%       $0.61
Class D                          1,000.00    1,019.35      1.12         5.64
Class I                          1,000.00    1,023.09      0.37         1.87
DIVERSIFIED CONSERVATIVE FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  843.60      0.12%       $0.55
Class D                          1,000.00      839.90      1.12         5.14
Class I                          1,000.00      842.90      0.37         1.70
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.33      0.12%       $0.61
Class D                          1,000.00    1,019.35      1.12         5.64
Class I                          1,000.00    1,023.09      0.37         1.87
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  765.60      0.12%       $0.53
Class D                          1,000.00      761.90      1.12         4.92
Class I                          1,000.00      765.30      0.37         1.63
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.33      0.12%       $0.61
Class D                          1,000.00    1,019.35      1.12         5.64
Class I                          1,000.00    1,023.09      0.37         1.87

                                BEGINNING     ENDING                 EXPENSES
                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE       VALUE       EXPENSE     DURING
                                 10/1/08     3/31/09      RATIOS      PERIOD*
                                ---------   ---------   ----------   --------
DIVERSIFIED MODERATE GROWTH FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  777.10      0.12%       $0.53
Class D                          1,000.00      773.30      1.12         4.95
Class I                          1,000.00      777.10      0.37         1.64
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.33      0.12%       $0.61
Class D                          1,000.00    1,019.35      1.12         5.64
Class I                          1,000.00    1,023.09      0.37         1.87
DIVERSIFIED GLOBAL GROWTH FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  705.40      0.12%       $0.51
Class D                          1,000.00      701.80      1.12         4.75
Class I                          1,000.00      704.40      0.37         1.57
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.33      0.12%       $0.61
Class D                          1,000.00    1,019.35      1.12         5.64
Class I                          1,000.00    1,023.09      0.37         1.87
DIVERSIFIED GLOBAL STOCK FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  653.40      0.12%       $0.49
Class D                          1,000.00      650.50      1.12         4.61
Class I                          1,000.00      653.70      0.37         1.53
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.33      0.12%       $0.61
Class D                          1,000.00    1,019.35      1.12         5.64
Class I                          1,000.00    1,023.09      0.37         1.87


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 79

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009

Disclosure of Fund Expenses (Unaudited) (Concluded)

                                BEGINNING     ENDING                 EXPENSES
                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE       VALUE       EXPENSE     DURING
                                 10/1/08     3/31/09      RATIOS      PERIOD*
                                ---------   ---------   ----------   --------
DIVERSIFIED U.S. STOCK FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  656.00      0.12%       $0.50
Class D                          1,000.00      652.60      1.12         4.61
Class I                          1,000.00      654.90      0.37         1.53
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.33      0.12%       $0.61
Class D                          1,000.00    1,019.35      1.12         5.64
Class I                          1,000.00    1,023.09      0.37         1.87
DEFENSIVE STRATEGY FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  966.50      0.10%       $0.49
Class I                          1,000.00      967.70      0.10         0.49
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50
Class I                          1,000.00    1,024.43      0.10         0.50
DEFENSIVE STRATEGY ALLOCATION FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  660.30      0.10%       $0.41
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50
CONSERVATIVE STRATEGY FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  855.50      0.10%       $0.46
Class I                          1,000.00      854.70      0.35         1.62
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50
Class I                          1,000.00    1,023.19      0.35         1.77
CONSERVATIVE STRATEGY ALLOCATION FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  662.20      0.10%       $0.41
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50
MODERATE STRATEGY FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  774.50      0.10%       $0.44
Class I                          1,000.00      773.80      0.35         1.55
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50
Class I                          1,000.00    1,023.19      0.35         1.77
MODERATE STRATEGY ALLOCATION FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  686.50      0.10%       $0.42
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50

                                BEGINNING     ENDING                 EXPENSES
                                 ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE       VALUE       EXPENSE     DURING
                                 10/1/08     3/31/09      RATIOS      PERIOD*
                                ---------   ---------   ----------   --------
AGGRESSIVE STRATEGY FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  686.70      0.10%       $0.42
Class I                          1,000.00      685.50      0.35         1.47
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50
Class I                          1,000.00    1,023.19      0.35         1.77
TAX-MANAGED AGGRESSIVE STRATEGY FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  691.80      0.10%       $0.42
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50
CORE MARKET STRATEGY FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  829.70      0.10%       $0.46
Class I                          1,000.00      829.90      0.10         0.46
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50
Class I                          1,000.00    1,024.43      0.10         0.50
CORE MARKET STRATEGY ALLOCATION FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  678.50      0.10%       $0.42
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50
MARKET GROWTH STRATEGY FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  755.50      0.10%       $0.44
Class I                          1,000.00      755.50      0.35         1.53
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50
Class I                          1,000.00    1,023.19      0.35         1.77
MARKET GROWTH STRATEGY ALLOCATION FUND
ACTUAL FUND RETURN
Class A                         $1,000.00   $  692.40      0.10%       $0.42
HYPOTHETICAL 5% RETURN
Class A                         $1,000.00   $1,024.43      0.10%       $0.50

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


         80 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Board of Trustees' Considerations in Approving the Advisory Agreement
(Unaudited)

SEI Asset Allocation Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC is responsible for the day-to-day investment management of the assets of each series of the Trust (each, a "Fund" and, collectively, the "Funds").

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreement must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Advisory Agreement between the Trust and SIMC with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Advisory Agreement. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, the Board requested and received written materials from SIMC regarding: (a) the quality of SIMC's investment management and other services;
(b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's profitability from its Fund-related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic and/or international financial markets; and
(k) each Fund's performance compared with similar mutual funds.

At the March 25, 2009 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC to act as investment advisor for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

- the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

- each Fund's investment performance and how it compared to that of other comparable mutual funds;

- each Fund's expenses under its Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

- the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

- the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 81

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009

Board of Trustees' Considerations in Approving the Advisory Agreement (Unaudited) (Concluded)

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Advisory Agreement. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreement.

FUND EXPENSES. With respect to the Funds' expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and that SIMC, through waivers, has maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


         82 SEI Asset Allocation Trust / Annual Report / March 31, 2009

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2009

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2009 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2009 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2009 the Funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year.

                           (A)           (B)                                                                   FOREIGN INVESTORS
                        LONG TERM      ORDINARY                      CORPORATE                            --------------------------
                      CAPITAL GAINS     INCOME          TOTAL        DIVIDENDS   QUALIFYING     U.S.        INTEREST     SHORT-TERM
                      DISTRIBUTIONS  DISTRIBUTIONS  DISTRIBUTIONS    RECEIVED     DIVIDEND   GOVERNMENT      RELATED    CAPITAL GAIN
FUND                   (TAX BASIS)    (TAX BASIS)    (TAX BASIS)   DEDUCTION(1)   INCOME(2)  INTEREST(3)  DIVIDENDS(4)  DIVIDENDS(5)
----                  -------------  -------------  -------------  ------------  ----------  -----------  ------------  ------------
Diversified
   Conservative
   Income Fund             15%            85%            100%           7%            6%         6%           30%           0%
Diversified
   Conservative Fund       29%            71%            100%           8%            9%         6%           30%         100%
Diversified
   Global Moderate
   Growth Fund             48%            52%            100%          14%           19%         4%           19%           0%
Diversified
   Moderate Growth
   Fund                    49%            51%            100%          13%           17%         5%           24%           0%
Diversified
   Global Growth
   Fund                    68%            32%            100%          29%           40%         3%           15%           0%
Diversified
   Global Stock Fund        0%           100%            100%          39%           51%         1%            5%         100%
Diversified U.S.
   Stock Fund               0%           100%            100%         100%          100%         1%            7%           0%
Defensive
   Strategy Fund            0%           100%            100%           1%            1%         2%           12%           0%
Defensive Strategy
   Allocation Fund         25%            75%            100%           7%            7%         0%            0%           0%
Conservative
   Strategy Fund            0%           100%            100%           3%            3%         2%           13%           0%
Conservative
   Strategy
   Allocation Fund         26%            74%            100%           9%            9%         0%            0%           0%
Moderate
   Strategy Fund           11%            89%            100%           7%            7%         2%           10%           0%
Moderate Strategy
   Allocation Fund         32%            68%            100%          21%           24%         0%            0%           0%
Aggressive Strategy
   Fund                    58%            42%            100%          21%           29%         0%            2%           0%
Tax-Managed
   Aggressive
   Strategy
   Fund                     7%            93%            100%          27%           37%         0%            1%           0%
Core Market
   Strategy Fund           35%            65%            100%           7%            9%         4%           23%         100%
Core Market Strategy
   Allocation Fund         43%            57%            100%          30%           40%         0%            1%           0%
Market Growth
   Strategy Fund           45%            55%            100%          13%           17%         3%           14%           0%
Market Growth
   Strategy
   Allocation Fund         42%            58%            100%          29%           38%         0%            1%           0%

Items (A) and (B) are based on the percentage of the Fund's total distribution.

(1) The percentage in this column represents dividends which qualify for the Corporate "Dividends Received Deduction," and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. This amount is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4) The percentage in this column represents the amount of "Interest-Related Dividends" and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. Expiring for years beginning after January 10, 2010.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. Expiring for years beginning after January 10, 2010.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 83

                             Supplemental Financial
                                   Information
                           SIMT Large Cap Diversified
                                   Alpha Fund:

            Schedule of Investments as of March 31, 2009 (Unaudited)

       Statement of Assets & Liabilities as of March 31, 2009 (Unaudited)

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
March 31, 2009

SECTOR WEIGHTINGS#:

                                   (BAR CHART)

Information Technology               18.2%
Health Care                          12.3%
Consumer Staples                      9.6%
Energy                                9.2%
Financials                            9.1%
Industrials                           8.1%
Consumer Discretionary                7.7%
Mortgage-Backed Securities            7.2%
Cash Equivalent                       6.7%
Utilities                             2.9%
Telecommunication Services            2.7%
Materials                             2.4%
Asset-Backed Securities               2.0%
U.S. Government Agency Obligations    1.3%
U.S. Treasury Obligations             0.5%
Exchange Traded Fund                  0.1%

#    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 84.8%
CONSUMER DISCRETIONARY -- 8.0%
   Advance Auto Parts                                                                    3,700   $         152
   Aeropostale*                                                                         42,300           1,124
   Amazon.com*                                                                          45,900           3,371
   American Greetings, Cl A                                                             16,900              85
   Ameristar Casinos                                                                    11,500             145
   Apollo Group, Cl A*                                                                  26,500           2,076
   Autozone*                                                                               783             127
   Bed Bath & Beyond*                                                                    1,900              47
   Big Lots*                                                                            49,300           1,024
   Black & Decker                                                                        2,500              79
   Blyth                                                                                 4,200             110
   Cablevision Systems, Cl A                                                            31,110             402
   California Pizza Kitchen*                                                            15,700             205
   Career Education*                                                                     4,100              98
   Carnival                                                                             12,500             270
   Childrens Place Retail Stores*                                                        8,500             186
   Chipotle Mexican Grill, Cl A*                                                           600              40
   Coach*                                                                               79,300           1,324
   Comcast, Cl A                                                                       358,271           4,887
   Core-Mark Holding*                                                                    1,500              27
   Darden Restaurants                                                                    5,300             182
   DIRECTV Group*                                                                      128,855           2,937
   DISH Network, Cl A*                                                                  54,728             608
   Dollar Tree*                                                                          3,200             143
   DreamWorks Animation SKG, Cl A*                                                      12,200             264
   Eastman Kodak                                                                       237,600             903
   Family Dollar Stores                                                                 16,000             534
   Foot Locker                                                                          17,100             179
   Gap                                                                                 101,600           1,320
   Garmin                                                                               59,400           1,260
   Genuine Parts                                                                         3,563             107
   Grand Canyon Education*                                                              19,000             328
   H&R Block                                                                           136,653           2,486

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Hasbro                                                                               15,600   $         391
   Hillenbrand                                                                           5,400              86
   Home Depot                                                                           41,600             980
   International Game Technology                                                        60,400             557
   International Speedway, Cl A                                                          2,100              46
   ITT Educational Services*                                                             2,200             267
   J.C. Penney                                                                          45,000             903
   Jarden*                                                                              39,000             494
   John Wiley & Sons, Cl A                                                               1,300              39
   Johnson Controls                                                                     23,709             285
   Kohl's*                                                                               9,456             400
   Leggett & Platt                                                                      81,200           1,055
   Liberty Global, Cl A*                                                                 5,604              82
   Liberty Media - Entertainment, Cl A*                                                 62,900           1,255
   Limited Brands                                                                       25,800             225
   Lowe's                                                                               13,700             250
   Mattel                                                                                1,800              21
   McDonald's                                                                           73,642           4,019
   McGraw-Hill                                                                           7,900             181
   MGM Mirage*                                                                          34,647              81
   Monro Muffler                                                                         6,400             175
   NetFlix*                                                                             31,100           1,335
   New York Times, Cl A                                                                    500               2
   Nike, Cl B                                                                           33,024           1,549
   O'Reilly Automotive*                                                                  1,200              42
   Panera Bread, Cl A*                                                                  29,900           1,671
   PetMed Express*                                                                      15,800             260
   PetSmart                                                                             13,900             291
   Phillips-Van Heusen                                                                   1,100              25
   Polo Ralph Lauren                                                                    22,600             955
   Pulte Homes                                                                           4,000              44
   RadioShack                                                                           21,200             182
   Ross Stores                                                                          26,400             947
   Royal Caribbean Cruises                                                              22,100             177
   Scientific Games, Cl A*                                                               8,600             104
   Scripps Networks Interactive, Cl A                                                    2,500              56
   Sears Holdings*                                                                      40,900           1,870
   Shaw Communications, Cl B                                                            70,100           1,062
   Sherwin-Williams                                                                     17,980             934
   Smith & Wesson Holding*                                                              28,300             170
   Snap-On                                                                               5,965             150
   Stanley Works                                                                         1,800              52
   Staples                                                                             134,600           2,438
   Starbucks*                                                                            5,000              55
   Strayer Education                                                                       900             162
   Target                                                                                5,945             204
   Ticketmaster*                                                                         5,417              20
   Tiffany                                                                               1,500              32
   Time Warner                                                                         143,056           2,761
   Time Warner Cable, Cl A                                                              35,909             890
   Titan International                                                                  12,200              61
   TJX                                                                                  52,900           1,356
   Toll Brothers*                                                                          900              16


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 85

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund
March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Tractor Supply*                                                                      14,000   $         505
   TravelCenters of America LLC*                                                             1              --
   Urban Outfitters*                                                                       500               8
   VF                                                                                    7,318             418
   Walt Disney                                                                          77,509           1,407
   Weight Watchers International                                                        65,000           1,206
   Yum! Brands                                                                          41,910           1,152
                                                                                                 -------------
                                                                                                        63,391
                                                                                                 -------------
CONSUMER STAPLES -- 9.9%
   Alberto-Culver                                                                          700              16
   Altria Group                                                                        239,326           3,834
   Archer-Daniels-Midland                                                              139,966           3,888
   Avon Products                                                                        28,700             552
   BJ's Wholesale Club*                                                                 25,100             803
   Brown-Forman, Cl B                                                                   52,635           2,044
   Bunge                                                                                34,258           1,941
   Campbell Soup                                                                        26,900             736
   Chiquita Brands International*                                                       31,300             208
   Church & Dwight                                                                       3,700             193
   Clorox                                                                               13,500             695
   Coca-Cola                                                                            64,805           2,848
   Colgate-Palmolive                                                                    48,915           2,885
   ConAgra Foods                                                                       134,100           2,262
   Constellation Brands, Cl A*                                                          16,600             198
   Corn Products International                                                           7,600             161
   Costco Wholesale                                                                     83,312           3,859
   CVS Caremark                                                                        170,039           4,674
   Dean Foods*                                                                           1,500              27
   Del Monte Foods                                                                      27,400             200
   Dr Pepper Snapple Group*                                                             18,500             313
   Energizer Holdings*                                                                     600              30
   Estee Lauder, Cl A                                                                   10,310             254
   General Mills                                                                        34,500           1,721
   Hansen Natural*                                                                       1,000              36
   Herbalife                                                                            40,300             603
   Hershey                                                                              16,100             559
   HJ Heinz                                                                             24,474             809
   JM Smucker                                                                           10,900             406
   Kellogg                                                                              24,675             904
   Kimberly-Clark                                                                       20,535             947
   Kraft Foods, Cl A                                                                    41,539             926
   Kroger                                                                              112,421           2,386
   Lorillard                                                                               250              15
   McCormick                                                                             4,453             132
   Molson Coors Brewing, Cl B                                                            3,200             110
   NBTY*                                                                                 1,200              17
   Pepsi Bottling Group                                                                 60,000           1,328
   PepsiAmericas                                                                        18,400             317
   PepsiCo                                                                              74,647           3,843
   Philip Morris International                                                          69,265           2,465
   Procter & Gamble                                                                    224,149          10,555

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Reynolds American                                                                    35,866   $       1,285
   Safeway                                                                              41,506             838
   Sara Lee                                                                             65,800             532
   Smithfield Foods*                                                                     1,300              12
   Spartan Stores                                                                       13,100             202
   SUPERVALU                                                                            52,300             747
   SYSCO                                                                               193,355           4,409
   Tyson Foods, Cl A                                                                   164,337           1,543
   Walgreen                                                                            140,798           3,655
   Wal-Mart Stores                                                                      90,307           4,705
   Weis Markets                                                                          1,300              40
                                                                                                 -------------
                                                                                                        78,668
                                                                                                 -------------
ENERGY -- 9.4%
   Anadarko Petroleum                                                                   10,000             389
   Apache                                                                                4,200             269
   Arch Coal                                                                             1,700              23
   Baker Hughes                                                                         17,548             501
   BJ Services                                                                          13,900             138
   Cabot Oil & Gas                                                                      11,882             280
   Cameron International*                                                                1,776              39
   Chesapeake Energy                                                                    25,000             427
   Chevron                                                                             198,192          13,326
   Cimarex Energy                                                                       10,700             197
   CNX Gas*                                                                              1,840              44
   ConocoPhillips                                                                      140,779           5,513
   Consol Energy                                                                         1,000              25
   Denbury Resources*                                                                    2,100              31
   Devon Energy                                                                          4,800             215
   Diamond Offshore Drilling                                                            12,000             754
   Dresser-Rand Group*                                                                   5,000             111
   Encore Acquisition*                                                                   7,000             163
   ENSCO International                                                                   6,700             177
   EOG Resources                                                                        61,772           3,383
   Exterran Holdings*                                                                    4,300              69
   Exxon Mobil                                                                         407,731          27,766
   FMC Technologies*                                                                     1,400              44
   Forest Oil*                                                                          24,700             325
   Frontier Oil                                                                          2,100              27
   Frontline                                                                             8,700             151
   Halliburton                                                                          88,484           1,369
   Helmerich & Payne                                                                     1,600              36
   Hess                                                                                  1,245              67
   Holly                                                                                28,300             600
   Marathon Oil                                                                         20,610             542
   Massey Energy                                                                         5,800              59
   Matrix Service*                                                                      14,200             117
   Murphy Oil                                                                           40,802           1,827
   Nabors Industries*                                                                   18,500             185
   National Oilwell Varco*                                                               4,634             133
   Noble                                                                                 1,400              34
   Noble Energy                                                                            100               5


         86 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Occidental Petroleum                                                                 39,399   $       2,193
   Oceaneering International*                                                            1,200              44
   Oil States International*                                                             5,700              76
   Overseas Shipholding Group                                                           28,500             646
   Patterson-UTI Energy                                                                 60,000             538
   Peabody Energy                                                                       22,900             573
   PetroHawk Energy*                                                                    17,500             337
   Pioneer Natural Resources                                                             9,000             148
   Plains Exploration & Production*                                                     24,400             420
   Pride International*                                                                 11,000             198
   Schlumberger                                                                         45,100           1,832
   SEACOR Holdings*                                                                     11,700             682
   Smith International                                                                   7,600             163
   Southwestern Energy*                                                                 19,700             585
   Spectra Energy                                                                       18,100             256
   St. Mary Land & Exploration                                                           4,100              54
   Sunoco                                                                               26,700             707
   Superior Energy Services*                                                            13,500             174
   Tesoro                                                                               41,216             555
   Tidewater                                                                            26,800             995
   Transocean*                                                                          21,400           1,259
   Unit*                                                                                 5,000             105
   Valero Energy                                                                       101,600           1,819
   Western Refining                                                                     13,000             155
   Whiting Petroleum*                                                                    5,800             150
   Willbros Group*                                                                       5,800              56
   Williams                                                                             26,300             299
   XTO Energy                                                                           31,391             961
                                                                                                 -------------
                                                                                                        75,341
                                                                                                 -------------
FINANCIALS -- 9.3%
   Aflac                                                                               158,843           3,075
   Alexandria Real Estate Equities+                                                        100               4
   Allstate                                                                             56,460           1,081
   American Express                                                                     74,115           1,010
   American Financial Group                                                             76,314           1,225
   Ameriprise Financial                                                                 55,700           1,141
   Annaly Capital Management+                                                           22,100             307
   AON                                                                                   4,586             187
   Apartment Investment & Management, Cl A+                                                386               2
   Arch Capital Group*                                                                   1,300              70
   Arthur J. Gallagher                                                                   1,400              24
   Assurant                                                                              8,674             189
   AvalonBay Communities+                                                                  815              38
   Axis Capital Holdings                                                                30,300             683
   Bancorpsouth                                                                          5,800             121
   Bank of America                                                                     326,399           2,226
   Bank of Hawaii                                                                        6,500             214
   Bank of New York Mellon                                                             184,235           5,205
   BB&T                                                                                 27,739             469
   BlackRock                                                                             7,528             979

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Boston Properties+                                                                    2,500   $          88
   Brandywine Realty Trust+                                                             20,000              57
   BRE Properties, Cl A+                                                                 4,800              94
   Brown & Brown                                                                        12,800             242
   Camden Property Trust+                                                                  800              17
   Capital One Financial                                                                62,200             761
   Capitol Federal Financial                                                             3,200             121
   CB Richard Ellis Group, Cl A*                                                         3,900              16
   Charles Schwab                                                                      153,882           2,385
   Chubb                                                                                44,018           1,863
   Citigroup                                                                           186,254             471
   City National                                                                         2,900              98
   CME Group                                                                            12,150           2,994
   CNA Financial                                                                         2,600              24
   Colonial Properties Trust+                                                            7,400              28
   Comerica                                                                                300               6
   Commerce Bancshares                                                                   4,090             148
   Compass Diversified Holdings                                                          1,900              17
   Credicorp                                                                            29,700           1,391
   Cullen/Frost Bankers                                                                  4,900             230
   Delphi Financial Group, Cl A                                                         11,700             157
   Digital Realty Trust+                                                                   800              27
   Discover Financial Services                                                          24,100             152
   Duke Realty+                                                                         30,700             169
   Eaton Vance                                                                           1,900              43
   Endurance Specialty Holdings                                                         47,100           1,175
   Equity Residential+                                                                   7,200             132
   Essex Property Trust+                                                                 2,400             138
   Fidelity National Financial, Cl A                                                       500              10
   First Horizon National                                                                5,788              62
   Franklin Resources                                                                   23,881           1,287
   Fulton Financial                                                                      6,200              41
   Goldman Sachs Group                                                                  23,624           2,505
   Hanover Insurance Group                                                               3,300              95
   Hartford Financial Services Group                                                    23,103             181
   HCC Insurance Holdings                                                                6,900             174
   HCP+                                                                                  6,400             114
   Health Care+                                                                          3,700             113
   Hospitality Properties Trust+                                                         2,987              36
   Host Hotels & Resorts+                                                               43,100             169
   HRPT Properties Trust+                                                                3,900              12
   Hudson City Bancorp                                                                 147,000           1,718
   IntercontinentalExchange*                                                            40,100           2,986
   Investment Technology Group*                                                         17,400             444
   Janus Capital Group                                                                  30,954             206
   Jefferies Group                                                                       7,200              99
   JPMorgan Chase                                                                      183,142           4,868
   Keycorp                                                                               1,100               9
   Kilroy Realty+                                                                          300               5
   Knight Capital Group, Cl A*                                                          36,300             535
   LaSalle Hotel Properties+                                                            14,700              86
   Lazard, Cl A                                                                            600              18


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 87

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Leucadia National                                                                    14,900   $         222
   Liberty Property Trust+                                                              12,400             235
   Lincoln National                                                                     13,800              92
   Loews                                                                                34,857             770
   M&T Bank                                                                              2,600             118
   Mack-Cali Realty+                                                                     2,700              54
   Marsh & McLennan                                                                     22,797             462
   MBIA*                                                                                 2,900              13
   Mercury General                                                                       4,400             131
   MetLife                                                                              21,342             486
   Moody's                                                                              54,100           1,240
   Morgan Stanley                                                                       35,162             801
   MVC Capital                                                                           2,300              19
   Nationwide Health Properties+                                                           200               4
   New York Community Bancorp                                                           19,200             215
   Northern Trust                                                                       28,646           1,714
   NYSE Euronext                                                                        79,300           1,419
   Odyssey Re Holdings                                                                   2,200              83
   People's United Financial                                                             3,200              58
   Platinum Underwriters Holdings                                                       19,800             561
   Plum Creek Timber+                                                                      800              23
   PNC Financial Services Group                                                         26,246             769
   Principal Financial Group                                                            16,422             134
   Progressive                                                                          15,100             203
   Prologis+                                                                            16,500             107
   Protective Life                                                                       1,600               8
   Prudential Financial                                                                 27,900             531
   Public Storage+                                                                      11,563             639
   Ramco-Gershenson Properties+                                                          4,300              28
   Raymond James Financial                                                               9,900             195
   Rayonier+                                                                            38,165           1,153
   Regions Financial                                                                    15,484              66
   RenaissanceRe Holdings                                                                  800              40
   Simon Property Group+                                                                   954              33
   SL Green Realty+                                                                      8,000              86
   SLM*                                                                                 25,600             127
   St. Joe*                                                                              8,400             140
   StanCorp Financial Group                                                             18,700             426
   State Street                                                                         75,761           2,332
   SunTrust Banks                                                                          821              10
   Synovus Financial                                                                     4,700              15
   T. Rowe Price Group                                                                   3,854             111
   TCF Financial                                                                         2,600              31
   TD Ameritrade Holding*                                                               48,400             668
   TFS Financial                                                                        30,127             365
   Torchmark                                                                             1,171              31
   Travelers                                                                            60,452           2,457
   UDR+                                                                                 14,156             122
   United America Indemnity, Cl A*                                                       7,000              28
   Unum Group                                                                           19,600             245
   US Bancorp                                                                          112,591           1,645

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Valley National Bancorp                                                              20,955   $         259
   Ventas+                                                                               2,300              52
   Vornado Realty Trust+                                                                 1,500              50
   Webster Financial                                                                     4,700              20
   Weingarten Realty Investors+                                                            700               7
   Wells Fargo                                                                         296,005           4,215
   White Mountains Insurance Group                                                         300              52
   World Acceptance*                                                                     4,300              74
   WR Berkley                                                                           53,800           1,213
   Zions Bancorporation                                                                  3,200              31
                                                                                                 -------------
                                                                                                        74,505
                                                                                                 -------------
HEALTH CARE -- 12.7%
   Abbott Laboratories                                                                  52,775           2,517
   Aetna                                                                               178,154           4,335
   Allergan                                                                             92,000           4,394
   American Medical Systems Holdings*                                                   15,200             170
   AmerisourceBergen                                                                   116,861           3,817
   Amgen*                                                                              125,272           6,203
   Baxter International                                                                 20,489           1,049
   Becton Dickinson                                                                     15,921           1,071
   Biogen Idec*                                                                         39,900           2,092
   Boston Scientific*                                                                   15,900             126
   Bristol-Myers Squibb                                                                 97,167           2,130
   C.R. Bard                                                                             5,800             462
   Cantel Medical*                                                                       4,400              57
   Cardinal Health                                                                     111,256           3,502
   Celgene*                                                                             19,906             884
   Cephalon*                                                                             3,400             231
   Cigna                                                                                 1,091              19
   Community Health Systems*                                                             2,700              41
   Computer Programs & Systems                                                             900              30
   Covance*                                                                              2,500              89
   Coventry Health Care*                                                                22,400             290
   Covidien                                                                             24,100             801
   DaVita*                                                                               6,700             295
   Dentsply International                                                                3,600              97
   Edwards Lifesciences*                                                                 6,900             418
   Eli Lilly                                                                            43,489           1,453
   Endo Pharmaceuticals Holdings*                                                       26,600             470
   Enzon Pharmaceuticals*                                                               19,600             119
   Express Scripts*                                                                     22,400           1,034
   Forest Laboratories*                                                                 87,100           1,913
   Gen-Probe*                                                                            9,700             442
   Genzyme*                                                                              5,802             345
   Gilead Sciences*                                                                    122,660           5,682
   Hill-Rom Holdings                                                                     7,800              77
   HLTH*                                                                                14,300             148
   Hospira*                                                                              8,400             259
   Humana*                                                                              13,400             350
   Idexx Laboratories*                                                                     800              28


         88 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Illumina*                                                                             5,992   $         223
   IMS Health                                                                           19,800             247
   Intuitive Surgical*                                                                   6,000             572
   Invacare                                                                              6,400             103
   Inverness Medical Innovations*                                                        1,400              37
   Johnson & Johnson                                                                   155,670           8,188
   Kindred Healthcare*                                                                   1,300              20
   King Pharmaceuticals*                                                                38,400             272
   Laboratory Corp of America Holdings*                                                    245              14
   Life Technologies*                                                                    1,197              39
   LifePoint Hospitals*                                                                  7,100             148
   Lincare Holdings*                                                                    41,300             900
   Martek Biosciences                                                                    1,200              22
   Masimo*                                                                              10,900             316
   McKesson                                                                             90,473           3,170
   Medco Health Solutions*                                                             134,734           5,570
   Medtronic                                                                            95,992           2,829
   Merck                                                                               112,588           3,012
   Mylan Laboratories*                                                                   4,200              56
   Noven Pharmaceuticals*                                                                5,000              47
   Novo Nordisk ADR                                                                     29,900           1,435
   Omnicare                                                                             38,700             948
   PerkinElmer                                                                          10,300             131
   Pfizer                                                                              506,917           6,904
   Pharmaceutical Product Development                                                    3,800              90
   Quest Diagnostics                                                                    29,200           1,386
   Resmed*                                                                               5,800             205
   Schering-Plough                                                                      84,348           1,986
   Sepracor*                                                                             3,368              49
   St. Jude Medical*                                                                       500              18
   STERIS                                                                               15,500             361
   Stryker                                                                              48,268           1,643
   Synovis Life Technologies*                                                            2,100              29
   Techne                                                                                2,100             115
   Tenet Healthcare*                                                                    93,449             108
   Thermo Fisher Scientific*                                                             5,512             197
   UnitedHealth Group                                                                  280,500           5,871
   Universal Health Services, Cl B                                                       5,400             207
   Varian Medical Systems*                                                               4,300             131
   VCA Antech*                                                                           1,300              29
   Vertex Pharmaceuticals*                                                               6,900             198
   Viropharma*                                                                           7,200              38
   Warner Chilcott, Cl A*                                                               37,700             397
   Waters*                                                                                 700              26
   Watson Pharmaceuticals*                                                                 400              13
   WellPoint*                                                                           52,700           2,001
   Wyeth                                                                                54,855           2,361
   Zimmer Holdings*                                                                     21,900             799
                                                                                                 -------------
                                                                                                       100,901
                                                                                                 -------------

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
INDUSTRIALS -- 8.4%
   3M                                                                                   15,545   $         773
   AGCO*                                                                                72,099           1,413
   Allegiant Travel*                                                                    12,200             555
   American Science & Engineering                                                        1,900             106
   Ametek                                                                                  600              19
   AMR*                                                                                  7,400              23
   Avery Dennison                                                                          200               4
   Beacon Roofing Supply*                                                               24,100             323
   Boeing                                                                               42,059           1,496
   Brink's                                                                                 700              19
   Bucyrus International, Cl A                                                             400               6
   Burlington Northern Santa Fe                                                         22,400           1,347
   C.H. Robinson Worldwide                                                              39,106           1,784
   Carlisle                                                                              6,500             127
   Caterpillar                                                                          51,300           1,434
   Columbus McKinnon*                                                                    6,200              54
   Continental Airlines, Cl B*                                                          15,000             132
   Con-way                                                                               2,700              48
   Cooper Industries, Cl A                                                               4,900             127
   Corrections Corp of America*                                                            200               3
   CSX                                                                                  59,142           1,529
   Cummins                                                                              58,500           1,489
   Danaher                                                                                  45               3
   Deere                                                                                 7,700             253
   Delta Air Lines*                                                                     14,200              80
   Dover                                                                                68,800           1,815
   Dun & Bradstreet                                                                      3,974             306
   Emerson Electric                                                                     27,100             774
   EnPro Industries*                                                                       900              15
   Expeditors International of Washington                                               70,000           1,980
   Fastenal                                                                             16,900             543
   FedEx                                                                                 1,900              85
   First Solar*                                                                          1,700             226
   Flowserve                                                                             2,200             124
   Fluor                                                                                66,875           2,310
   Foster Wheeler*                                                                      29,000             507
   FTI Consulting*                                                                         300              15
   Gardner Denver*                                                                       3,600              78
   GATX                                                                                  7,800             158
   General Cable*                                                                        2,500              49
   General Dynamics                                                                     46,583           1,937
   General Electric                                                                    631,756           6,387
   Goodrich                                                                             30,100           1,141
   Graco                                                                                 9,800             167
   Granite Construction                                                                 15,600             585
   Harsco                                                                               29,698             658
   Honeywell International                                                               3,021              84
   Hubbell, Cl B                                                                         3,700             100
   IDEX                                                                                 11,800             258


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 89

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Illinois Tool Works                                                                   6,900   $         213
   Ingersoll-Rand, Cl A                                                                  3,053              42
   ITT                                                                                  16,018             616
   Jacobs Engineering Group*                                                            31,340           1,212
   JB Hunt Transport Services                                                            9,400             227
   John Bean Technologies                                                                  957              10
   Kansas City Southern*                                                                11,800             150
   KBR                                                                                  74,970           1,035
   Kennametal                                                                           10,800             175
   L-3 Communications Holdings                                                          20,100           1,363
   Ladish*                                                                               3,200              23
   Landstar System                                                                       5,200             174
   Lincoln Electric Holdings                                                             7,400             235
   Lockheed Martin                                                                      51,291           3,541
   Manpower                                                                              2,900              91
   McDermott International*                                                              2,400              32
   MSC Industrial Direct, Cl A                                                           6,400             199
   Navistar International*                                                              21,300             713
   Norfolk Southern                                                                     50,800           1,715
   Northrop Grumman                                                                     49,506           2,160
   Pall                                                                                  2,400              49
   Pentair                                                                              13,300             288
   Pitney Bowes                                                                          4,500             105
   Polypore International*                                                               9,300              37
   Precision Castparts                                                                   4,472             268
   Quanta Services*                                                                     55,400           1,188
   Raytheon                                                                             72,511           2,824
   Republic Services                                                                    17,735             304
   Robert Half International                                                             2,600              46
   Roper Industries                                                                      2,100              89
   Ryder System                                                                         13,200             374
   Shaw Group*                                                                          35,300             968
   Southwest Airlines                                                                  233,276           1,477
   Steelcase, Cl A                                                                       6,000              30
   Stericycle*                                                                           1,570              75
   Sunpower, Cl A*                                                                       3,900              93
   Teleflex                                                                              6,700             262
   Thomas & Betts*                                                                      29,200             731
   Timken                                                                               52,671             735
   Trinity Industries                                                                   17,600             161
   Tyco International                                                                   23,600             462
   Union Pacific                                                                        63,378           2,605
   United Parcel Service, Cl B                                                          66,059           3,251
   United Rentals*                                                                       6,500              27
   United Technologies                                                                  16,004             688
   URS*                                                                                  2,700             109
   UTI Worldwide                                                                         3,100              37
   Walter Industries                                                                     2,200              50
   Waste Management                                                                     30,800             789
   WESCO International*                                                                 29,700             538
   WW Grainger                                                                           8,500             597
                                                                                                 -------------
                                                                                                        66,632
                                                                                                 -------------

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
INFORMATION TECHNOLOGY -- 18.8%
   Accenture, Cl A                                                                     119,178   $       3,276
   Activision Blizzard*                                                                  7,400              77
   Acxiom                                                                               31,200             231
   Adobe Systems*                                                                       57,400           1,228
   Affiliated Computer Services, Cl A*                                                   8,200             393
   Alliance Data Systems*                                                                8,200             303
   Altera                                                                               30,400             533
   Amdocs*                                                                               5,100              94
   Amphenol, Cl A                                                                        2,300              66
   Analog Devices                                                                       22,000             424
   Anixter International*                                                               24,400             773
   Apple*                                                                               69,148           7,269
   Arris Group*                                                                         20,100             148
   Automatic Data Processing                                                            18,101             636
   Avnet*                                                                               29,100             510
   AVX                                                                                  14,751             134
   BigBand Networks*                                                                     4,300              28
   BMC Software*                                                                        10,300             340
   Brightpoint*                                                                          8,700              37
   Broadcom, Cl A*                                                                      10,300             206
   CA                                                                                  106,800           1,881
   Cisco Systems*                                                                      552,605           9,267
   Cognizant Technology Solutions, Cl A*                                                 1,300              27
   CommScope*                                                                            4,700              53
   Computer Sciences*                                                                   42,800           1,577
   Compuware*                                                                           29,300             193
   Convergys*                                                                           13,600             110
   Corning                                                                             171,849           2,281
   Cypress Semiconductor*                                                                4,500              30
   Dell*                                                                               327,858           3,108
   Diebold                                                                              39,900             852
   DSP Group*                                                                            6,900              30
   DST Systems*                                                                          5,400             187
   Earthlink*                                                                           33,000             217
   eBay*                                                                               324,420           4,075
   Electronic Arts*                                                                    106,932           1,945
   EMC*                                                                                208,700           2,379
   Equinix*                                                                                600              34
   F5 Networks*                                                                         30,200             633
   Factset Research Systems                                                              1,600              80
   Fidelity National Information Services                                                  646              12
   Global Payments                                                                       2,200              73
   Google, Cl A*                                                                        26,475           9,215
   Harris                                                                               18,400             533
   Hewitt Associates, Cl A*                                                             55,700           1,658
   Hewlett-Packard                                                                     316,719          10,154
   Ingram Micro, Cl A*                                                                   3,500              44
   Integrated Device Technology*                                                       111,600             508
   Intel                                                                               408,142           6,142
   Interactive Intelligence*                                                             3,600              33
   InterDigital*                                                                         3,300              85


         90 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   International Business Machines                                                      79,062   $       7,660
   Intuit*                                                                             100,300           2,708
   Itron*                                                                                2,900             137
   j2 Global Communications*                                                             1,400              30
   Jabil Circuit                                                                        21,100             117
   Lam Research*                                                                         1,200              27
   Lexmark International, Cl A*                                                          1,400              23
   Linear Technology                                                                    23,400             538
   LSI Logic*                                                                           11,100              34
   Marvell Technology Group*                                                           123,559           1,132
   Mastercard, Cl A                                                                     22,848           3,827
   McAfee*                                                                               9,400             315
   Metavante Technologies*                                                               7,900             158
   Microchip Technology                                                                 13,500             286
   Microsoft                                                                           906,754          16,657
   Molex                                                                                34,360             472
   Motorola                                                                             23,025              97
   National Instruments                                                                  7,100             133
   National Semiconductor                                                               24,700             254
   NCR*                                                                                 25,000             199
   NetApp*                                                                               6,400              95
   NeuStar, Cl A*                                                                       53,900             903
   Nokia ADR                                                                            74,900             874
   Nvidia*                                                                               2,800              28
   Oracle                                                                              139,508           2,521
   Paychex                                                                              33,700             865
   QLogic*                                                                             112,400           1,250
   Qualcomm                                                                            167,800           6,529
   Quest Software*                                                                       2,300              29
   Rambus*                                                                                 200               2
   Red Hat*                                                                             12,100             216
   RightNow Technologies*                                                               11,100              84
   SAIC*                                                                                 4,100              76
   SanDisk*                                                                              3,300              42
   Silicon Laboratories*                                                                 8,200             216
   Sohu.com*                                                                             1,200              49
   Sybase*                                                                              37,200           1,127
   Symantec*                                                                           183,656           2,744
   Synaptics*                                                                           27,400             733
   Synopsys*                                                                            15,291             317
   Tech Data*                                                                            2,123              46
   Teradata*                                                                            95,000           1,541
   Texas Instruments                                                                   315,630           5,211
   Trimble Navigation*                                                                   9,700             148
   Tyco Electronics                                                                     13,800             153
   Valueclick*                                                                          10,300              88
   Varian Semiconductor Equipment Associates*                                            1,300              28
   VeriSign*                                                                           132,000           2,491
   Visa, Cl A                                                                          128,820           7,162
   VMware, Cl A*                                                                         4,500             106
   Volterra Semiconductor*                                                              10,700              90

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Western Union                                                                        58,157   $         731
   Xerox                                                                                95,640             435
   Xilinx                                                                               42,100             807
   Yahoo!*                                                                             234,900           3,009
   Zebra Technologies, Cl A*                                                             1,000              19
                                                                                                 -------------
                                                                                                       149,691
                                                                                                 -------------
MATERIALS -- 2.5%
   Air Products & Chemicals                                                                100               6
   Airgas                                                                                1,100              37
   AK Steel Holding                                                                      5,600              40
   Alpha Natural Resources*                                                              8,300             147
   Ashland                                                                             216,916           2,241
   Ball                                                                                  4,300             187
   Bemis                                                                                39,200             822
   Cabot                                                                                21,154             222
   Cliffs Natural Resources                                                             10,700             194
   Commercial Metals                                                                    33,400             386
   Crown Holdings*                                                                       1,000              23
   Dow Chemical                                                                         89,800             757
   E.I. Du Pont de Nemours                                                              13,900             310
   Eagle Materials                                                                       4,700             114
   Ecolab                                                                                2,274              79
   FMC                                                                                   5,700             246
   Freeport-McMoRan Copper & Gold, Cl B                                                    800              30
   Kaiser Aluminum                                                                       7,600             176
   Koppers Holdings                                                                      5,000              73
   Lubrizol                                                                             33,600           1,143
   Martin Marietta Materials                                                               400              32
   MeadWestvaco                                                                          5,800              70
   Monsanto                                                                             21,012           1,746
   Mosaic                                                                               29,689           1,246
   Nalco Holding                                                                        38,500             503
   Newmont Mining                                                                       14,997             671
   Nucor                                                                                14,900             569
   Olympic Steel                                                                         2,400              36
   Packaging Corp of America                                                             7,100              92
   Pactiv*                                                                               1,200              17
   PPG Industries                                                                       17,900             660
   Praxair                                                                              33,015           2,222
   Reliance Steel & Aluminum                                                            44,400           1,169
   Rockwood Holdings*                                                                    9,500              75
   Rohm & Haas                                                                           1,552             122
   RPM International                                                                     3,900              50
   Sealed Air                                                                            3,600              50
   Sigma-Aldrich                                                                         2,100              79
   Sonoco Products                                                                      46,000             965
   Southern Copper                                                                         900              16
   Steel Dynamics                                                                        3,300              29
   Syngenta ADR                                                                         36,800           1,476
   Terra Industries                                                                      9,712             273


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 91

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Titanium Metals                                                                       2,745   $          15
   United States Steel                                                                   1,800              38
   Valspar                                                                              13,000             260
   Vulcan Materials                                                                      5,100             226
                                                                                                 -------------
                                                                                                        19,940
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 2.8%
   AT&T                                                                                376,902           9,498
   Atlantic Telegraph-Network                                                            1,200              23
   CenturyTel                                                                           17,600             495
   Crown Castle International*                                                         103,500           2,113
   Embarq                                                                                7,600             288
   Frontier Communications                                                              62,611             449
   Leap Wireless International*                                                          4,600             160
   NII Holdings*                                                                        16,000             240
   NTELOS Holdings                                                                      11,500             209
   SBA Communications, Cl A*                                                             1,300              30
   Sprint Nextel*                                                                      211,694             756
   Telephone & Data Systems                                                              4,300             114
   US Cellular*                                                                         23,508             784
   Verizon Communications                                                              237,586           7,175
   Windstream                                                                            8,452              68
                                                                                                 -------------
                                                                                                        22,402
                                                                                                 -------------
UTILITIES -- 3.0%
   AES*                                                                                548,273           3,185
   Alliant Energy                                                                       37,609             929
   Ameren                                                                               18,300             424
   American Electric Power                                                              32,700             826
   American Water Works                                                                 17,200             331
   Aqua America                                                                          1,700              34
   Atmos Energy                                                                         14,600             337
   Calpine*                                                                            149,800           1,020
   CMS Energy                                                                            5,100              61
   Consolidated Edison                                                                   7,000             277
   Dominion Resources                                                                   11,494             356
   DTE Energy                                                                           27,700             767
   Edison International                                                                 35,600           1,025
   El Paso Electric*                                                                     5,100              72
   Energy                                                                               68,200             640
   Entergy                                                                               9,600             654
   Exelon                                                                               28,526           1,295
   FirstEnergy                                                                          35,665           1,377
   FPL Group                                                                             2,300             117
   Hawaiian Electric Industries                                                         24,800             341
   Integrys Energy Group                                                                 4,100             107
   MDU Resources Group                                                                  29,100             470
   Mirant*                                                                              16,900             193
   National Fuel Gas                                                                     4,200             129
   NiSource                                                                             16,700             164
   NRG Energy*                                                                          35,155             619
   NSTAR                                                                                 3,100              99

                                                                                  Shares/Face
                                                                                     Amount       Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   OGE Energy                                                                            1,400   $          33
   Oneok                                                                                20,900             473
   Pepco Holdings                                                                       41,600             519
   PG&E                                                                                  6,036             231
   Pinnacle West Capital                                                                 3,200              85
   PPL                                                                                  76,276           2,190
   Progress Energy                                                                       3,000             109
   Public Service Enterprise Group                                                      75,502           2,225
   Questar                                                                                 700              21
   Reliant Energy*                                                                      32,029             102
   SCANA                                                                                 2,200              68
   Sempra Energy                                                                        36,663           1,695
   Southern                                                                              5,927             181
   Southern Union                                                                        2,300              35
   TECO Energy                                                                          14,000             156
   UGI                                                                                   5,300             125
   Vectren                                                                               1,200              25
   Wisconsin Energy                                                                        600              25
   Xcel Energy                                                                             171               3
                                                                                                 -------------
                                                                                                        24,150
                                                                                                 -------------
Total Common Stock
   (Cost $817,340) ($ Thousands)                                                                       675,621
                                                                                                 -------------
EXCHANGE TRADED FUND -- 0.1%
   Russell 1000 Index Fund                                                              10,000             433
                                                                                                 -------------
Total Exchange Traded Fund
   (Cost $425) ($ Thousands)                                                                               433
                                                                                                 -------------
MORTGAGE-BACKED SECURITIES -- 7.4%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 5.2%
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35 (A)                                                    $       1,838             207
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35 (A)                                                              908             101
   FNMA CMO, Cl TA
         5.500%, 03/25/22                                                                  224             224
   FNMA CMO STRIPS, Ser 359,
      Cl 6, IO
         5.000%, 11/01/35 (A)                                                              337              36
   FNMA CMO STRIPS, Ser 360,
      Cl 2, IO
         5.000%, 08/01/35 (A)                                                            7,231             822
   FNMA TBA
         6.500%, 04/30/37                                                               15,100          15,902
         6.000%, 04/30/20 to 04/01/32                                                   22,850          23,876
                                                                                                 -------------
                                                                                                        41,168
                                                                                                 -------------


         92 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 2.2%
   American Home Mortgage
      Investment Trust, Ser 2006-1,
      Cl 2A3
         5.100%, 12/25/35 (B)                                                    $       1,078   $         576
   Banc of America Commercial
      Mortgage, Ser 2006-3, Cl A4
         5.889%, 07/10/44 (B)                                                            1,854           1,175
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.725%, 03/25/49 (B)                                                            3,249           2,436
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         4.972%, 12/25/34 (B)                                                              173             107
   Countrywide Home Loans,
      Ser 2004-22, Cl A1
         5.078%, 11/25/34 (B)                                                              331             202
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         5.826%, 06/15/38 (B)                                                            2,381           1,604
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C5, Cl A3
         5.311%, 12/15/39                                                                5,600           3,570
   Downey Savings & Loan Association
      Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1
         1.156%, 01/19/45 (B)                                                              265              19
   First Horizon Mortgage Pass-Through,
      Ser 2006-AR3, Cl 1A1
         5.650%, 11/25/36 (B)                                                              591             390
   Greenwich Capital Commercial
      Funding, Ser 2006-GG7, Cl AM
         5.914%, 07/10/38 (B)                                                            2,100           1,033
   Impac CMB Trust, Ser 2004-10,
      Cl 4M1
         1.122%, 03/25/35 (B)                                                              208             121
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4
         1.222%, 05/25/46 (B)                                                              165              --
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-LDP9, Cl A3
         5.336%, 05/15/47                                                                1,155             770
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         4.770%, 07/25/35 (B)                                                              344             167
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A
         5.038%, 02/25/36 (B)                                                            1,032             599
   Merrill Lynch Mortgage Trust,
      Ser 2005-CKI1, Cl A6
         5.243%, 11/12/37 (B)                                                            2,316           1,792

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Merrill Lynch Mortgage Trust,
      Ser 2008-C1, Cl AM
         6.266%, 02/12/51 (B)                                                    $         756   $         341
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1
         6.447%, 11/25/37 (B)                                                            1,619             781
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A
         5.995%, 03/25/47                                                                1,431           1,201
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         0.922%, 02/25/46 (B)                                                              292              31
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M4
         1.190%, 04/25/46 (B)                                                              251               3
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M5
         1.250%, 04/25/46 (B)                                                              251               3
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.203%, 12/25/34 (B)                                                            1,004             664
   Structured Asset Securities,
      Ser 2006-NC1, Cl A4
         0.672%, 05/25/36 (B)                                                              300             131
                                                                                                 -------------
                                                                                                        17,716
                                                                                                 -------------
Total Mortgage-Backed Securities
   (Cost $70,363) ($ Thousands)                                                                         58,884
                                                                                                 -------------
ASSET-BACKED SECURITIES -- 2.0%
MORTGAGE RELATED SECURITIES -- 0.8%
   ACE Securities, Ser 2003-OP1,
      Cl M1
         1.222%, 12/25/33 (B)                                                              500             250
   ACE Securities, Ser 2005-HE7,
      Cl A2D
         0.852%, 11/25/35 (B)                                                              800             373
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         1.572%, 01/25/34 (B)                                                               38              13
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         1.872%, 03/25/33 (B)                                                              358             153
   Argent Securities, Ser 2003-W5,
      Cl M1
         1.222%, 10/25/33 (B)                                                              250             126
   Argent Securities, Ser 2003-W9,
      Cl M1
         1.212%, 03/25/34 (B)                                                              343             153
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2
         4.300%, 06/25/35                                                                  132             126


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 93

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)
March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1
         1.681%, 09/15/33 (B)                                                    $         531   $         314
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2006-HE7, Cl 2A2
         0.682%, 08/25/36 (B)                                                            1,300             590
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                                                  844             656
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2
         2.922%, 10/25/33 (B)                                                              217             125
   Home Equity Asset Trust,
      Ser 2006-5, Cl 2A3
         0.672%, 10/25/36 (B)                                                              250              97
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1
         5.500%, 01/25/37                                                                1,951             299
   Irwin Home Equity, Ser 2007-1,
      Cl 2A1
         0.620%, 08/25/37 (B) (C)                                                        2,949             826
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         1.542%, 10/25/33 (B)                                                              548             294
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         1.172%, 08/25/33 (B)                                                               89              44
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         0.642%, 02/25/38 (B)                                                            1,375           1,180
   Residential Asset Securities,
      Ser 2005-KS12, Cl A3
         0.842%, 01/25/36 (B)                                                              800             450
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl A1
         4.500%, 03/25/37 (B) (C)                                                        1,315             236
   Terwin Mortgage Trust,
      Ser 2006-4SL, Cl A1
         4.500%, 05/25/37 (B) (C)                                                        1,397             328
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A1
         4.500%, 07/25/37 (B)                                                              693             101
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A
         3.522%, 05/25/34 (B) (C)                                                          181              29
                                                                                                 -------------
                                                                                                         6,763
                                                                                                 -------------

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
OTHER ASSET-BACKED SECURITIES -- 1.2%
   Countrywide Asset-Backed
      Certificates, Ser 2003-5, Cl MV2
         2.074%, 01/25/34 (B)                                                    $         243   $         109
   Countrywide Asset-Backed
      Certificates, Ser 2005-7, Cl MV8
         1.972%, 11/25/35 (B)                                                              250              15
   Credit-Based Asset Servicing and
      Securitization, Ser 2005-CB2,
      Cl M1
         0.962%, 04/25/36 (B)                                                               83              51
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF11, Cl M1
         0.720%, 08/25/36 (B)                                                            3,500              74
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF14, Cl A2
         0.582%, 10/25/36 (B)                                                            1,293           1,066
   GSAMP Trust, Ser 2007-HE2,
      Cl A2A
         0.590%, 03/25/47 (B)                                                            1,419           1,134
   Lehman XS Trust, Ser 2006-12N,
      Cl M5
         1.122%, 08/25/46 (B)                                                              150              --
   Lehman XS Trust, Ser 2006-2N,
      Cl M5
         1.672%, 02/25/46 (B)                                                              240               1
   Long Beach Mortgage Loan Trust,
      Ser 2005-WL2, Cl M1
         0.992%, 08/25/35 (B)                                                              700             337
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         0.852%, 01/25/46 (B)                                                              560             260
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1
         0.822%, 02/25/37 (B)                                                            1,915             164
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C
         0.842%, 11/25/35 (B)                                                            1,600           1,006
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         0.672%, 02/25/46 (B) (C)                                                        1,000             447
   Saco I Trust, Ser 2005-10, Cl 2A1
         0.782%, 01/25/36 (B)                                                            2,144             892
   Securitized Asset-Backed
      Receivables Trust LLC,
      Ser 2005-HE1, Cl A3C
         0.852%, 10/25/35 (B)                                                              364             296


         94 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                  Face Amount
                                                                                 ($ Thousands)    Market Value
Description                                                                         /Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   SLM Student Loan Trust,
      Ser 2006-C, Cl C
         1.450%, 12/15/39 (B)                                                    $       1,000   $         458
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2
         3.522%, 06/25/33 (B)                                                              129              65
   Structured Asset Securities,
      Ser 2007-BC1, Cl A4
         0.652%, 02/25/37 (B)                                                            1,400             406
   Wachovia Student Loan Trust,
      Ser 2006-1, Cl B
         1.399%, 04/25/40 (B) (C)                                                        3,200           2,697
                                                                                                 -------------
                                                                                                         9,478
                                                                                                 -------------
Total Asset-Backed Securities
   (Cost $37,614) ($ Thousands)                                                                         16,241
                                                                                                 -------------
CORPORATE OBLIGATIONS -- 0.0%
FINANCIALS -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17                                                                  115              84
   Shinsei Finance Cayman
         6.418%, 01/29/49 (B) (C)                                                          400              69
                                                                                                 -------------
Total Corporate Obligations
   (Cost $515) ($ Thousands)                                                                               153
                                                                                                 -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.3%
   FHLMC
         2.171%, 04/13/09 (E)                                                            8,379           8,379
   FNMA
         2.401%, 05/08/09 (E)                                                            2,250           2,249
                                                                                                 -------------
Total U.S. Government Agency Obligations
   (Cost $10,617) ($ Thousands)                                                                         10,628
                                                                                                 -------------
CASH EQUIVALENT -- 6.9%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 0.250%**++                                                              55,322,196          55,322
                                                                                                 -------------
Total Cash Equivalent
   (Cost $55,322) ($ Thousands)                                                                         55,322
                                                                                                 -------------

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
U.S. TREASURY OBLIGATIONS -- 0.6%
   U.S. Treasury Bills
         0.170%, 06/11/09 (D) (E)                                                $       1,300   $       1,300
         0.249%, 05/28/09 (D) (E)                                                          325             325
         0.619%, 10/22/09 (D) (E)                                                        1,270           1,267
         0.112%, 06/18/09 (D) (E)                                                        1,500           1,498
                                                                                                 -------------
Total U.S. Treasury Obligations
   (Cost $4,389) ($ Thousands)                                                                           4,390
                                                                                                 -------------
Total Investments -- 103.1%
   (Cost $996,585) ($ Thousands)                                                                 $     821,672
                                                                                                 =============

A summary of the open futures contracts held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                             NUMBER OF                   UNREALIZED
TYPE OF                      CONTRACTS    EXPIRATION    APPRECIATION
CONTRACT                   LONG (SHORT)      DATE      ($ THOUSANDS)
--------                   ------------   ----------   -------------
S&P Index E-MINI                181        Jun-2009        $  311
S&P Composite Index             441        Jun-2009         7,904
S&P Mid 400 Index E-MINI        178        Jun-2009           989
                                                           ------
                                                           $9,204
                                                           ======


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 95

SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Diversified Alpha Fund (Concluded)
March 31, 2009

A summary of outstanding swap agreements held by the Fund at March 31, 2009, is as follows (see Note 2 in Notes to Financial Statements):

                              CREDIT DEFAULT SWAPS

                                                                                                                            NET
                                                                               (PAYS)/                    NOTIONAL       UNREALIZED
                                                                  BUY/SELL    RECEIVES   TERMINATION       AMOUNT       APPRECIATION
COUNTERPARTY                 REFERENCE ENTITY/OBLIGATION         PROTECTION     RATE         DATE      ($ THOUSANDS)   ($ THOUSANDS)
------------          ----------------------------------------   ----------   --------   -----------   -------------   -------------
Bank of America       CDX.NA.IG 11 Index                             Buy       (1.50)      12/20/13        $2,250           $ 16
Bank of America       MeadWestvaco Corp., 6.850%, 04/01/12           Buy       (0.48)      12/20/11           750             17
Bank of America       Radian Group Inc., 7.750%, 06/01/11            Buy       (0.39)      12/20/13           750            347
Bank of America       Southwest Airlines Co, 6.500%, 03/01/12        Buy       (1.40)      06/20/13           750             43
Bank of America       The Limited Inc., 6.125%, 12/01/12             Buy       (0.48)      12/20/11           750             84
Bank of America       TJX Cos. Inc., 7.450%, 12/15/09                Buy       (0.19)      12/20/11           750             19
Goldman Sachs         CDX.NA.IG 11 Index                             Buy       (1.50)      12/20/13         5,750            100
Goldman Sachs         CDX.NA.IG 9 Index                              Buy       (0.60)      12/20/12         1,220             46
JPMorgan Chase Bank   CDX.NA.IG 11 Index                             Buy       (1.50)      12/20/13         8,500            178
JPMorgan Chase Bank   Hasbro Inc., 2.750%, 12/01/21                  Buy       (0.39)      12/20/11           750             33
JPMorgan Chase Bank   Jones Apparel Group., 5.125%, 11/15/14         Buy       (0.77)      12/20/11           750            105
JPMorgan Chase Bank   Nordstrom Inc., 6.950%, 03/15/28               Buy       (0.28)      12/20/13           750             72
JPMorgan Chase Bank   Radian Group Inc., 7.750%, 06/01/11            Buy       (0.39)      12/20/13           750            309
JPMorgan Chase Bank   Southwest Airlines Co., 6.500%, 03/01/12       Buy       (0.27)      12/20/11           750             82
Merrill Lynch         MDC Holdings Inc., 5.500%, 05/15/13            Buy       (0.90)      12/20/11           750              5
Merrill Lynch         Nordstrom Inc., 6.950%, 03/15/28               Buy       (0.28)      12/20/13           750             72
Merrill Lynch         Southwest Airlines Co, 6.500%, 03/01/12        Buy       (0.27)      12/20/11           750             82
                                                                                                                          ------
                                                                                                                          $1,610
                                                                                                                          ======

                                TOTAL RETURN SWAP

                                                                                                     NOTIONAL     NET UNREALIZED
                                                                                    TERMINATION       AMOUNT       APPRECIATION
COUNTERPARTY           REFERENCE ENTITY/OBLIGATION    FUND PAYS    FUND RECEIVES        DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------          -----------------------------   ---------   ---------------   -----------   -------------   --------------
JPMorgan Chase Bank   BAS AAA 10YR CMBS Daily Index   Negative    Initial Index
                                                         Spread      Spread Minus
                                                         Return      150 Bps          03/31/09        $5,000          $333

Percentages are based on Net Assets of $797,027 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of March 31, 2009.

+    Real Estate Investment Trust.

++   Investment in Affiliated Investment (see Note 3).

(A) Security, or portion thereof, has been pledged as collateral on open swaps contracts.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2009.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Security, or portion thereof has been pledged as collateral on open futures contracts.

(E)  The rate reported is the effective yield at the time of purchase.

ABS    -- Asset-Based Security
ADR    -- American Depositary Receipt
Cl     -- Class
CMO    -- Collateralized Mortgage Obligation
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
IO     -- Interest Only -- face amount represents notional amount
LLC    -- Limited Liability Company
Ser    -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         96 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Statement of Assets and Liabilities ($ Thousands)

March 31, 2009 (Unaudited)

                                                                             LARGE CAP DIVERSIFIED
                                                                                  ALPHA FUND
                                                                             ---------------------
ASSETS:
   Investments at value+                                                      $           766,350
   Affiliated investment, at value++                                                       55,322
   Receivable for fund shares sold                                                          9,770
   Receivable for investment securities sold                                                7,694
   Swap contracts, at value++++                                                             2,283
   Receivable for variation margin                                                          1,413
   Dividends and interest receivable                                                        1,221
   Prepaid Expenses                                                                            41
                                                                              -------------------
   Total Assets                                                                           844,094
                                                                              -------------------
LIABILITIES:
   Payable for investment securities purchased                                             40,629
   Margin Call                                                                              3,800
   Payable to custodian                                                                     1,452
   Payable for fund shares redeemed                                                           554
   Investment advisory fees payable                                                           236
   Administration fees payable                                                                226
   Shareholder servicing fees payable A                                                       115
   Overdraft of foreign currency, at value+++                                                  16
   Chief Compliance Officer fees payable                                                        3
   Trustees fees payable                                                                        2
   Accrued expense payable                                                                     34
                                                                              -------------------
   Total Liabilities                                                                       47,067
                                                                              -------------------
   Net Assets                                                                 $           797,027
                                                                              ===================
   + Cost of investments and repurchase agreements                                        941,263
  ++ Cost of affiliated investments                                                        55,322
 +++ Cost of foreign currency/(overdraft of foreign currency)                                 (19)
++++ Premiums received/(paid)                                                                 340
NET ASSETS:
   Paid-in Capital -- (unlimited authorization -- no par value)               $         1,577,878
   Undistributed (distributions in excess of) net investment income                        (1,712)
   Accumulated net realized loss on investments, securities sold short, option contracts, futures, swap contracts, swaptions
      and foreign currency                                                               (615,375)
   Net unrealized appreciation (depreciation) on investments, affiliated
      investments, securities sold short and option contracts                            (174,913)
   Net unrealized appreciation (depreciation) on futures contracts                          9,204
   Net unrealized depreciation on swap contracts                                            1,943
   Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and
      liabilities denominated in foreign currencies                                             2
                                                                              -------------------
   Net Assets                                                                 $           797,027
                                                                              ===================
Net Asset Value, Offering and Redemption Price Per Share -- Class A           $              5.34
                                                                                  ($796,654,772 /
                                                                               149,102,158 shares)
                                                                              ===================
Net Asset Value, Offering and Redemption Price Per Share -- Class I           $              5.34
                                                                                      ($372,178 /
                                                                                    69,704 shares)
                                                                              ===================

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 97

                             Supplemental Financial
                                   Information
                           SIMT Large Cap Diversified
                                  Alpha Fund:
                     Annual Report as of September 30, 2008

TABLE OF CONTENTS

Management's Discussion and Analysis of Fund Performance   100
Schedules of Investments                                   102
Statement of Assets and Liabilities                        120
Statement of Operations                                    121
Statement of Changes in Net Assets                         122
Financial Highlights                                       123
Notes to Financial Statements                              124
Report of Independent Registered Public Accounting Firm    131
Trustees and Officers of the Trust                         132
Disclosure of Fund Expenses                                135
Board of Trustees Considerations in Approving
   the Advisory and Sub-Advisory Agreements                136
Notice to Shareholders                                     139

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI INSTITUTIONAL MANAGED TRUST -- SEPTEMBER 30, 2008

Large Cap Diversified Alpha Fund

Objective

The Large Cap Diversified Alpha Fund (the "Fund") seeks to provide long-term growth of capital and income by investing in the equity securities of large companies and in portfolio strategies designed to correlate to a portfolio composed of large cap equity securities. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the Fund in securities outside of the large cap market.

Strategy

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation ("SIMC"), allocating the assets among multiple sub-advisers that use different investment strategies to seek returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which sub-advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index), and thereby diversify the relative risk of the Fund.

Some sub-advisers may engage in short sales up to 30% of the value of their Fund allocation and use the proceeds from the sale to purchase long positions in additional equity securities. Some sub-advisers may also use portfolio strategies that are designed to correlate with a portfolio of large cap equity securities, but are composed of derivative instruments backed by other types of securities.

Aronson + Johnson + Ortiz ("AJO"), Analytic Investors, and Quantitative Management Associates seek to overweight stocks with attractive fundamental and/or technical characteristics and underweight or sell short stocks with unattractive fundamental and/or technical characteristics. INTECH Investment Management ("INTECH") employs a volatility capture strategy, Delaware Management seeks to identify stocks with underappreciated growth characteristics, while Smith Breeden Associates seeks to generate excess return within the U.S. fixed income market and transport it to the equity market. Legg Mason Capital Management's ("LMCM") growth equity mandate seeks to invest in large cap stocks trading at attractive valuations that have sustainable competitive advantages with the prospect of forward earnings growth that is higher than the market. LMCM's core equity mandate utilizes differentiated analysis and valuation models, which seek to identify companies with long-term intrinsic value that are underappreciated by the market.

Analysis

The Large Cap Diversified Alpha Fund, Class A, returned -26.42% for the fiscal year, trailing the broad market. The Russell 1000 Index (the "Index") returned -22.10% for the fiscal year ended September 30, 2008.

U.S. large cap stocks sold off during the fiscal year, losing close to 22% for the one year ending September 30, 2008. Investors became increasingly concerned about global economic growth being stunted by the current financial crisis, which has led to higher borrowing costs and a decaying economic picture that pressured consumers. Continued weakness in housing sent prices sharply lower as the rally in oil prices, which peaked above $145 barrel in July, and tightening credit further exacerbated the ongoing subprime crisis.

The year began on shaky ground as large cap stocks rallied from their August lows following a U.S. Federal Reserve (the "Fed") rate cut at the end of September, but then soon gave way to downward pressure as several financial institutions took large write-downs due to growing foreclosures and falling asset (in particular homes) prices. In January alone, the market lost more than 10% as credit markets froze, which led the Fed to cut interest rates by 125 basis points in a two week span. In March, the market was stunned as Bear Stearns declared bankruptcy and was bought by JPMorgan Chase, with the federal government back stopping the deal. Markets then had a very brief rally driven by energy and technology before eventually succumbing to pressure from credit markets over the summer.

The financial crisis led to unprecedented government actions in the last quarter of the fiscal year, which included the following: The SEC banned short sales on financial firms twice, as the Government watched the FDIC take over IndyMac, placed Fannie Mae and Freddie Mac in conservatorship, allowed Lehman Brothers to declare bankruptcy and go out of business, provided an $85 billion bridge loan to AIG (the world's largest insurer) to prevent widespread financial collapse, took over Washington Mutual selling off its assets to JPMorgan Chase and brokered a deal for Wells Fargo to takeover Wachovia. By the end of September, stocks were under severe selling pressure as the odds of a recession increased, and frozen credit markets worldwide prevented companies and consumers from accessing credit.

The fiscal year saw sharp reversals in trends as energy and materials sectors continued to lead markets for the first nine months with


        100 SEI Asset Allocation Trust / Annual Report / March 31, 2009 returns of approximately 17% and 4%, respectively. Energy rallied on the back of strong oil prices and heightened supply concerns. The financial sector was a significant underperformer, weighed down by the seizure in credit markets. Thrifts and mortgage finance, consumer finance and investment banks were among the weakest performers. Momentum factors outpaced value factors as investors sent energy and materials stocks higher and financials lower; however, in July, investors quickly shifted capital from energy markets into more defensive positions and oversold financials. This marked a sharp reversal in trends from the previous nine months as value stocks outpaced growth stocks by 6% and small cap stocks beat their large cap brethren by 8% in the 4th quarter of the fiscal year.

Despite the reversal in the 4th quarter, the Russell 1000 Growth Index still managed to outpace the Russell 1000 Value Index by close to 3% as both stronger growing and more expensive stocks, as measured by P/E, outperformed despite losing significant ground later in the fiscal year. In the end, this environment benefited lower beta stocks over the entire fiscal year with investors flight to quality picking up pace as credit markets deteriorated.

The Fund trailed the Index, particularly due to exposure to the fixed income markets through the Smith Breeden Associate's portable alpha strategy. Although Smith Breeden Associate's portfolio was generally higher quality with very limited exposure to the sub-prime area of the market, the credit crunch was far reaching, and impacted markets outside of sub-prime as credit spreads widened to historical records. Investors' risk aversion led to forced selling of mortgage backed and asset backed securities in particular, as derivative markets all but dried up and hedge funds continued to experience large redemptions. The portfolio's exposure to anticipatory growth names also hurt relative performance as investors' sold off these names sharply due to concerns surrounding economic decay. We believe this was further exacerbated by hedge fund liquidations of high quality growth names which comprise a large portion of names within the anticipatory growth alpha source. On the positive side, the Fund's relaxation of the long-only constraint benefited our 130/30 managers, leading to strong positive stock selection within financials.

From an individual manager standpoint, INTECH and AJO were the only managers that beat the broad market during this volatile period. INTECH benefited from higher stock volatility although its volatility capture process did face head winds as stock correlation increased dramatically within this time period. The addition of LMCM, in particular, with its growth equity mandate, also impacted performance negatively towards the end of the fiscal year as emerging/anticipatory growth managers came under pressure as investors sold out of higher growth stocks and struggled to distinguish cyclical growth stocks from secular growth stocks.

During the fiscal year, SIMC added two mandates into the portfolio, growth and core, from one sub-adviser, Legg Mason Capital Management.

Large Cap Diversified Alpha Fund:

AVERAGE ANNUAL TOTAL RETURN(1)

                                               Annualized
                                    One Year    Inception
                                     Return      to Date
                                    --------   ----------
Large Cap Diversified Alpha Fund,
   Class A                           -26.42%     -4.14%
Large Cap Diversified Alpha Fund,
   Class I                           -26.70%     -4.33%

Comparison of Change in the Value of a $100,000 Investment in the Large Cap Diversified Alpha Fund, Class A and Class I, versus the Russell 1000 Index

                              (PERFORMANCE GRAPH)

             Large Cap Diversified   Large Cap Diversified
              Alpha Fund, Class A     Alpha Fund, Class I    Russell 1000 Index
             ---------------------   ---------------------   ------------------
12/14/2005          100,000                 100,000                100,000
9/30/2006           104,436                 104,436                106,061
9/30/2007           120,768                 120,536                123,988
9/30/2008            88,857                  88,355                 96,592

(1) For the period ended 9/30/08. Past performance is no indication of future performance. Class I Shares performance for the period prior to 9/14/06 is performance derived from the performance of the Class A Shares. The performance of the Class I Shares may be lower than the performance of Class A Shares because of different distribution fees paid by Class I shareholders. Class A Shares were offered beginning 12/14/05 and Class I Shares were offered beginning 9/14/06. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.


        SEI Asset Allocation Trust / Annual Report / March 31, 2009 101

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund
September 30, 2008

SECTOR WEIGHTINGS# (UNAUDITED):

                                  (BAR CHART)

Information Technology               16.0%
Financials                           12.0%
Mortgage-Backed Securities           12.0%
Health Care                          10.2%
Energy                                9.0%
Consumer Discretionary                8.9%
Industrials                           8.9%
Consumer Staples                      6.4%
Short-Term Investment                 4.8%
Materials                             2.7%
Asset-Backed Securities               2.6%
Utilities                             2.4%
Telecommunication Services            2.3%
U.S. Government Agency Obligations    0.9%
U.S. Treasury Obligations             0.9%

#    Percentages based on total investments.

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
COMMON STOCK -- 94.0%
CONSUMER DISCRETIONARY -- 10.6%
   Abercrombie & Fitch, Cl A                                                             3,400   $         134
   Advance Auto Parts                                                                    3,600             143
   Aeropostale* (A)                                                                     49,300           1,583
   Amazon.com*                                                                         101,500           7,385
   American Eagle Outfitters                                                            17,500             267
   American Greetings, Cl A                                                              6,300              96
   AnnTaylor Stores*                                                                    11,500             237
   Apollo Group, Cl A*                                                                  16,000             949
   Ascent Media, Cl A*                                                                   1,125              27
   Autoliv                                                                              17,000             574
   Autozone*                                                                             1,283             158
   Bed Bath & Beyond*                                                                    3,800             119
   Best Buy (A)                                                                         42,063           1,577
   Big Lots* (A)                                                                       134,068           3,731
   BorgWarner                                                                           13,600             446
   Boyd Gaming                                                                          29,900             280
   Brinker International                                                                36,900             660
   Burger King Holdings                                                                  2,000              49
   Cablevision Systems, Cl A (A)                                                        11,262             283
   California Pizza Kitchen*                                                            22,600             291
   Career Education*                                                                     1,679              27
   Carnival                                                                              4,000             141
   CBS, Cl B                                                                            45,199             659
   Centex                                                                                6,000              97
   Central European Media Enterprises, Cl A*                                             1,700             111
   Christopher & Banks                                                                  25,300             194
   Coach* (A)                                                                          130,795           3,275
   Comcast, Cl A (A)                                                                   200,172           3,929
   Darden Restaurants (A)                                                               30,700             879
   Deckers Outdoor*                                                                      2,900             302
   DeVry                                                                                 2,000              99
   Dick's Sporting Goods*                                                                3,400              67
   DIRECTV Group* (A)                                                                  177,796           4,653

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Discovery Communications, Cl A*                                                      11,250   $         160
   Discovery Communications, Cl C*                                                      11,250             159
   Dollar Tree*                                                                         19,500             709
   DR Horton                                                                            12,900             168
   Eastman Kodak                                                                       161,560           2,485
   Expedia*                                                                             29,231             442
   Family Dollar Stores                                                                  6,800             161
   Federal Mogul, Cl A*                                                                  5,360              67
   Ford Motor* (A)                                                                     288,658           1,501
   GameStop, Cl A*                                                                      15,900             544
   Gannett                                                                              67,831           1,147
   Gap (A)                                                                             117,400           2,087
   Garmin                                                                                  600              20
   General Motors                                                                       11,900             112
   Gentex                                                                               36,400             521
   Genuine Parts                                                                         3,263             131
   Goodyear Tire & Rubber*                                                              11,100             170
   Guess?                                                                               10,690             372
   Gymboree* (A)                                                                        31,200           1,108
   H&R Block (A)                                                                       226,078           5,143
   Hanesbrands*                                                                          7,300             159
   Harman International Industries                                                      25,728             877
   Hasbro (A)                                                                           61,100           2,121
   Home Depot (A)                                                                      142,700           3,695
   HSN*                                                                                  5,780              64
   International Game Technology                                                        37,800             649
   International Speedway, Cl A                                                          4,200             163
   Interpublic Group* (A)                                                              306,647           2,377
   ITT Educational Services*                                                            10,300             833
   J.C. Penney                                                                          34,300           1,144
   John Wiley & Sons, Cl A                                                               3,000             121
   Johnson Controls                                                                     27,809             843
   Jones Apparel Group (A)                                                              60,000           1,111
   KB Home                                                                               2,500              49
   Kohl's* (A)                                                                           5,456             251
   Las Vegas Sands*                                                                        800              29
   Leggett & Platt                                                                      17,700             386
   Liberty Global, Cl A*                                                                36,704           1,112
   Liberty Media - Entertainment, Cl A*                                                 34,900             871
   LKQ*                                                                                  2,700              46
   Lowe's                                                                                2,200              52
   Macy's                                                                                3,500              63
   Marriott International, Cl A                                                          1,700              44
   Mattel                                                                                2,400              43
   McDonald's (A)                                                                       91,942           5,673
   McGraw-Hill                                                                           8,098             256
   MDC Holdings                                                                            900              33
   MGM Mirage*                                                                         117,200           3,340
   NetFlix* (A)                                                                         43,200           1,334
   New York Times, Cl A                                                                  3,200              46
   Newell Rubbermaid                                                                     3,002              52
   News, Cl A                                                                          333,431           3,998


        102 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Nike, Cl B                                                                           11,324   $         758
   NVR* (A)                                                                              3,745           2,142
   Office Depot*                                                                        25,047             146
   Omnicom Group                                                                         3,448             133
   Orient-Express Hotels, Cl A                                                           1,900              46
   Panera Bread, Cl A*                                                                     800              41
   Penn National Gaming*                                                                 1,500              40
   Polo Ralph Lauren (A)                                                                35,721           2,380
   priceline.com*                                                                          900              62
   Pulte Homes                                                                          14,000             196
   RadioShack                                                                           49,600             857
   Ross Stores                                                                           8,300             306
   Royal Caribbean Cruises                                                               1,700              35
   Scripps Networks Interactive, Cl A                                                   10,200             370
   Sears Holdings*                                                                      31,400           2,936
   Service International                                                                77,901             651
   Shaw Communications, Cl B (A)                                                        87,200           1,773
   Sherwin-Williams                                                                     20,680           1,182
   Sirius XM Radio*                                                                     86,840              49
   Snap-On (A)                                                                          40,686           2,143
   Stamps.com*                                                                          17,100             200
   Stanley Works                                                                         8,100             338
   Staples                                                                             184,900           4,160
   Starwood Hotels & Resorts Worldwide                                                   2,700              76
   Strayer Education                                                                       200              40
   Target                                                                                5,445             267
   Tiffany                                                                               4,300             153
   Tim Hortons                                                                           3,887             115
   Time Warner (A)                                                                     614,694           8,059
   Time Warner Cable, Cl A*                                                             10,845             262
   Titan International                                                                  14,800             316
   TJX                                                                                  77,100           2,353
   Toll Brothers*                                                                       13,100             331
   TravelCenters of America LLC*                                                             1              --
   TRW Automotive Holdings* (A)                                                         98,554           1,568
   Urban Outfitters* (A)                                                                46,700           1,488
   VF                                                                                    6,118             473
   Viacom, Cl B* (A)                                                                    38,600             959
   Virgin Media                                                                         82,800             654
   WABCO Holdings                                                                       26,700             949
   Walt Disney (A)                                                                     110,809           3,401
   Warnaco Group*                                                                       26,100           1,182
   Warner Music Group                                                                   22,243             169
   Weight Watchers International                                                        78,700           2,880
   Williams-Sonoma                                                                       1,900              31
   Wyndham Worldwide (A)                                                               114,341           1,796
   Wynn Resorts                                                                          2,000             163
   Yum! Brands                                                                          28,210             920
                                                                                                 -------------
                                                                                                       132,013
                                                                                                 -------------
CONSUMER STAPLES -- 7.6%
   Alberto-Culver                                                                        6,521             178
   Altria Group (A)                                                                     96,474           1,914

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Anheuser-Busch                                                                       16,021   $       1,039
   Archer-Daniels-Midland (A)                                                          106,455           2,332
   Avon Products                                                                         9,000             374
   Bare Escentuals*                                                                     50,694             551
   BJ's Wholesale Club* (A)                                                             51,336           1,995
   Brown-Forman, Cl B (A)                                                               37,569           2,698
   Bunge (A)                                                                            17,927           1,133
   Central European Distribution*                                                          700              32
   Church & Dwight                                                                       3,000             186
   Coca-Cola (A)                                                                        94,005           4,971
   Coca-Cola Enterprises (A)                                                            84,700           1,420
   Colgate-Palmolive                                                                    26,012           1,960
   ConAgra Foods                                                                        58,700           1,142
   Constellation Brands, Cl A*                                                           7,200             155
   Corn Products International                                                           4,346             140
   Costco Wholesale (A)                                                                 32,575           2,115
   CVS Caremark                                                                         22,388             754
   Dean Foods*                                                                          10,305             241
   Del Monte Foods                                                                      69,300             541
   Dr Pepper Snapple Group*                                                             16,400             434
   Energizer Holdings*                                                                   2,000             161
   Estee Lauder, Cl A                                                                      800              40
   General Mills (A)                                                                    20,600           1,416
   Hansen Natural*                                                                       1,400              42
   Herbalife (A)                                                                        43,200           1,707
   HJ Heinz                                                                              7,374             368
   Hormel Foods                                                                          7,200             261
   JM Smucker                                                                            1,200              61
   Kellogg                                                                              11,875             666
   Kimberly-Clark (A)                                                                   35,435           2,298
   Kraft Foods, Cl A                                                                     9,939             326
   Kroger (A)                                                                          149,421           4,106
   Lorillard                                                                             6,350             452
   McCormick                                                                             1,053              40
   Molson Coors Brewing, Cl B (A)                                                       24,292           1,136
   Pepsi Bottling Group                                                                  8,600             251
   PepsiAmericas (A)                                                                    46,400             961
   PepsiCo (A)                                                                          85,747           6,111
   Philip Morris International (A)                                                      84,373           4,058
   Procter & Gamble (A)                                                                295,205          20,573
   Reynolds American (A)                                                                26,190           1,273
   Safeway (A)                                                                          86,406           2,050
   Smithfield Foods*                                                                     4,300              68
   SUPERVALU                                                                            64,053           1,390
   SYSCO (A)                                                                           212,791           6,560
   Tyson Foods, Cl A (A)                                                               173,897           2,076
   UST                                                                                   2,100             140
   Walgreen                                                                            126,148           3,906
   Wal-Mart Stores (A)                                                                  89,124           5,338
   Whole Foods Market                                                                   12,400             248
   WM Wrigley Jr.                                                                        9,376             744
                                                                                                 -------------
                                                                                                        95,132
                                                                                                 -------------


        SEI Asset Allocation Trust / Annual Report / March 31, 2009 103

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
ENERGY -- 10.7%
   Anadarko Petroleum                                                                   23,600   $       1,145
   Apache (A)                                                                           18,722           1,952
   Arch Coal                                                                             9,113             300
   Atwood Oceanics*                                                                      1,100              40
   Baker Hughes                                                                         12,750             772
   Cabot Oil & Gas                                                                       6,200             224
   Cameron International* (A)                                                           29,576           1,140
   Chesapeake Energy                                                                    35,600           1,277
   Chevron (A)                                                                         221,900          18,302
   Cimarex Energy (A)                                                                   55,500           2,715
   ConocoPhillips (A)                                                                  145,116          10,630
   Consol Energy                                                                         6,700             307
   Continental Resources*                                                                3,100             122
   Denbury Resources*                                                                   10,400             198
   Devon Energy (A)                                                                     12,500           1,140
   Diamond Offshore Drilling                                                             1,700             175
   Dresser-Rand Group*                                                                   1,400              44
   El Paso                                                                              49,772             635
   Encore Acquisition*                                                                   1,300              54
   ENSCO International (A)                                                              20,500           1,181
   EOG Resources                                                                        39,900           3,569
   Exterran Holdings*                                                                    1,300              42
   Exxon Mobil (A)                                                                     449,744          34,927
   FMC Technologies*                                                                     5,000             233
   Forest Oil*                                                                           5,200             258
   Foundation Coal Holdings                                                             10,779             384
   Frontier Oil                                                                          2,400              44
   Frontline                                                                             3,700             178
   Halliburton (A)                                                                     131,272           4,252
   Helix Energy Solutions Group*                                                         1,400              34
   Helmerich & Payne (A)                                                                31,600           1,365
   Hercules Offshore*                                                                    1,600              24
   Hess (A)                                                                             18,845           1,547
   Key Energy Services*                                                                 22,738             264
   Marathon Oil (A)                                                                     47,610           1,898
   Mariner Energy* (A)                                                                  75,400           1,546
   Massey Energy                                                                        31,600           1,127
   Murphy Oil (A)                                                                       50,233           3,222
   Nabors Industries*                                                                   32,400             807
   National Oilwell Varco*                                                              13,533             680
   Newfield Exploration*                                                                 4,100             131
   Noble (A)                                                                            25,400           1,115
   Noble Energy                                                                          9,100             506
   Occidental Petroleum (A)                                                             81,708           5,756
   Oceaneering International*                                                              200              11
   Oil States International*                                                             1,200              42
   Overseas Shipholding Group                                                           30,300           1,767
   Patriot Coal*                                                                         6,300             183
   Patterson-UTI Energy (A)                                                             87,600           1,754
   Peabody Energy                                                                        1,700              77
   Petro-Canada (A)                                                                     40,000           1,334
   PetroHawk Energy*                                                                     5,400             117

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Pioneer Natural Resources (A)                                                        39,936   $       2,088
   Plains Exploration & Production*                                                     16,897             594
   Pride International* (A)                                                             30,700             909
   Quicksilver Resources*                                                               27,037             531
   Range Resources                                                                       7,300             313
   Rowan                                                                                   400              12
   Schlumberger (A)                                                                     60,252           4,705
   SEACOR Holdings* (A)                                                                 13,200           1,042
   Smith International                                                                   5,600             328
   Southwestern Energy* (A)                                                             46,145           1,409
   Superior Energy Services*                                                            49,900           1,554
   Swift Energy*                                                                         5,500             213
   Tesoro                                                                                1,600              26
   Tidewater (A)                                                                        20,100           1,113
   Transocean                                                                            6,619             727
   Unit*                                                                                18,400             917
   Valero Energy (A)                                                                    58,000           1,757
   W&T Offshore (A)                                                                     35,700             974
   Weatherford International*                                                           15,500             390
   Whiting Petroleum*                                                                    5,665             404
   Williams (A)                                                                         50,900           1,204
   XTO Energy                                                                           27,591           1,284
                                                                                                 -------------
                                                                                                       134,041
                                                                                                 -------------
FINANCIALS -- 14.4%
   Aflac                                                                                17,816           1,047
   Alexandria Real Estate Equities+                                                      1,800             203
   Alleghany*                                                                              139              51
   Allied World Assurance Holdings                                                      21,700             771
   Allstate (A)                                                                         66,560           3,070
   AMB Property+                                                                         6,200             281
   American Capital                                                                      1,600              41
   American Express                                                                     74,139           2,627
   American Financial Group (A)                                                         83,014           2,449
   American International Group                                                         47,022             157
   American National Insurance                                                             342              30
   American Physicians Capital                                                           6,600             279
   Ameriprise Financial (A)                                                             50,288           1,921
   Annaly Capital Management+ (A)                                                      100,700           1,354
   AON                                                                                  11,786             530
   Apartment Investment & Management, Cl A+                                              6,624             232
   Arch Capital Group*                                                                  10,300             752
   Aspen Insurance Holdings                                                             11,800             325
   Associated Banc-Corp                                                                 28,724             573
   Assurant (A)                                                                         36,174           1,990
   Astoria Financial                                                                    10,600             220
   AvalonBay Communities+                                                               10,851           1,068
   Axis Capital Holdings (A)                                                            49,800           1,579
   Bancorpsouth                                                                          7,800             219
   Bank of America (A)                                                                 225,401           7,889
   Bank of Hawaii                                                                        5,115             273
   Bank of New York Mellon (A)                                                          99,384           3,238


        104 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   BB&T                                                                                 33,611   $       1,270
   BlackRock (A)                                                                         7,012           1,364
   BOK Financial                                                                         9,459             458
   Boston Properties+ (A)                                                               40,995           3,840
   Brandywine Realty Trust+ (A)                                                         82,100           1,316
   Brown & Brown                                                                         3,963              86
   Camden Property Trust+                                                                1,500              69
   Capital One Financial (A)                                                            73,500           3,748
   Capitol Federal Financial                                                             6,458             286
   CapLease+                                                                             5,700              45
   CB Richard Ellis Group, Cl A*                                                         3,800              51
   CBL & Associates Properties+ (A)                                                     53,800           1,080
   Charles Schwab (A)                                                                  272,158           7,076
   Chubb (A)                                                                            78,304           4,299
   Cincinnati Financial                                                                  4,200             119
   Citigroup                                                                           371,601           7,622
   CME Group                                                                            17,299           6,427
   Colonial Properties Trust+                                                            1,000              19
   Commerce Bancshares                                                                   5,200             241
   Credicorp (A)                                                                        21,700           1,351
   Cullen/Frost Bankers                                                                  7,500             450
   Digital Realty Trust+                                                                 1,400              66
   Discover Financial Services                                                          55,769             771
   Douglas Emmett+                                                                       4,900             113
   Eaton Vance                                                                           3,700             130
   Endurance Specialty Holdings (A)                                                     86,200           2,665
   Equity Residential+                                                                   5,800             258
   Erie Indemnity, Cl A                                                                  1,000              42
   Essex Property Trust+                                                                 2,200             260
   Everest Re Group                                                                      3,900             337
   Fannie Mae                                                                            2,247               3
   Federal Realty Investment Trust+                                                        606              52
   Federated Investors, Cl B                                                            32,100             926
   Fidelity National Financial, Cl A                                                     8,200             121
   Fifth Third Bancorp                                                                   6,000              71
   First Cash Financial Services*                                                        2,600              39
   First Citizens BancShares, Cl A                                                       2,208             395
   Forest City Enterprises, Cl A                                                        12,218             375
   Franklin Resources (A)                                                               25,281           2,228
   Fulton Financial                                                                     18,300             200
   General Growth Properties+                                                           15,300             231
   Goldman Sachs Group                                                                  34,324           4,393
   Greenhill                                                                            12,400             915
   Hanover Insurance Group (A)                                                          26,500           1,206
   Hartford Financial Services Group                                                    14,503             594
   HCC Insurance Holdings                                                                2,100              57
   HCP+                                                                                 12,800             514
   Health Care+                                                                         10,000             532
   Hospitality Properties Trust+                                                        20,187             414
   Host Hotels & Resorts+                                                               62,974             837
   Hudson City Bancorp (A)                                                             184,000           3,395
   Huntington Bancshares                                                                35,700             285
   Interactive Brokers Group, Cl A*                                                      4,900             109

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   IntercontinentalExchange*                                                            68,300   $       5,510
   Invesco                                                                               4,000              84
   Investment Technology Group*                                                         23,200             706
   Janus Capital Group (A)                                                             133,029           3,230
   Jefferies Group                                                                         900              20
   Jones Lang LaSalle                                                                   15,920             692
   JPMorgan Chase (A)                                                                  251,117          11,727
   Kimco Realty+                                                                         2,800             103
   Lazard, Cl A                                                                          1,000              43
   Leucadia National                                                                    21,000             954
   Liberty Property Trust+                                                               1,300              49
   Loews (A)                                                                            90,849           3,588
   M&T Bank                                                                              2,200             196
   Mack-Cali Realty+                                                                     3,100             105
   Markel*                                                                                  94              33
   Marsh & McLennan (A)                                                                 81,377           2,585
   Merrill Lynch                                                                       159,835           4,044
   MetLife (A)                                                                          22,242           1,246
   Montpelier Re Holdings                                                               14,900             246
   Moody's                                                                               3,300             112
   Morgan Stanley                                                                       26,862             618
   NASDAQ Stock Market*                                                                 39,462           1,206
   Nationwide Health Properties+                                                         9,600             345
   New York Community Bancorp                                                           27,400             460
   Northern Trust                                                                       32,649           2,357
   NorthStar Realty Finance+                                                            56,600             439
   NYSE Euronext                                                                       104,929           4,111
   PartnerRe (A)                                                                        17,300           1,178
   People's United Financial                                                            13,100             252
   Philadelphia Consolidated Holding*                                                    2,000             117
   Platinum Underwriters Holdings                                                       10,800             383
   Plum Creek Timber+                                                                    5,297             264
   PNC Financial Services Group                                                          4,046             302
   Popular                                                                              21,100             175
   Principal Financial Group                                                             7,389             321
   Progressive                                                                           6,100             106
   Prologis+                                                                             3,600             149
   Protective Life                                                                       1,500              43
   Prudential Financial                                                                  3,400             245
   Public Storage+                                                                      18,127           1,795
   Raymond James Financial                                                              32,061           1,057
   Rayonier+ (A)                                                                        87,645           4,150
   Regency Centers+                                                                        800              53
   Regions Financial (A)                                                               286,955           2,755
   RenaissanceRe Holdings                                                               41,100           2,137
   SeaBright Insurance Holdings*                                                         2,800              36
   Simon Property Group+                                                                 2,600             252
   St. Joe                                                                               5,500             215
   StanCorp Financial Group                                                              2,900             151
   State Street                                                                          4,000             228
   Sunstone Hotel Investors+                                                            28,800             389
   SunTrust Banks                                                                          821              37
   Synovus Financial                                                                    20,700             214


        SEI Asset Allocation Trust / Annual Report / March 31, 2009 105

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   T. Rowe Price Group (A)                                                              61,733   $       3,316
   Taubman Centers+                                                                      3,000             150
   TCF Financial                                                                         5,200              94
   TD Ameritrade Holding* (A)                                                          180,400           2,922
   TFS Financial                                                                         4,661              58
   Torchmark                                                                             3,171             190
   Transatlantic Holdings (A)                                                            1,127              61
   Travelers (A)                                                                        91,076           4,117
   Tree.com*                                                                             1,013               5
   UDR+                                                                                 11,800             309
   UnionBanCal                                                                           1,000              73
   Unum Group                                                                            6,000             151
   US Bancorp                                                                           16,002             576
   Valley National Bancorp                                                                 955              20
   Ventas+                                                                              14,700             726
   Wachovia (A)                                                                        100,481             352
   Waddell & Reed Financial, Cl A                                                       13,800             342
   Washington Federal                                                                   41,000             756
   Webster Financial                                                                     8,200             207
   Weingarten Realty Investors+                                                          1,400              50
   Wells Fargo (A)                                                                     100,679           3,778
   Whitney Holding                                                                         400              10
   Wilmington Trust                                                                      4,700             136
   WR Berkley (A)                                                                       58,000           1,366
   XL Capital, Cl A                                                                     19,900             357
   Zions Bancorporation (A)                                                             13,100             507
                                                                                                 -------------
                                                                                                       179,362
                                                                                                 -------------
HEALTH CARE -- 12.2%
   Abbott Laboratories                                                                  25,275           1,455
   Aetna (A)                                                                           167,056           6,032
   Alkermes*                                                                            28,200             375
   Allergan                                                                             92,394           4,758
   AmerisourceBergen (A)                                                               151,405           5,700
   Amgen* (A)                                                                          134,948           7,998
   Applied Biosystems (A)                                                              127,045           4,351
   Barr Pharmaceuticals*                                                                   600              39
   Baxter International                                                                 22,089           1,450
   Becton Dickinson (A)                                                                 27,348           2,195
   Biogen Idec* (A)                                                                     34,900           1,755
   BioMarin Pharmaceuticals*                                                             4,700             125
   Boston Scientific*                                                                   13,700             168
   Bristol-Myers Squibb (A)                                                            136,341           2,843
   C.R. Bard                                                                             3,200             304
   Cardinal Health (A)                                                                 130,662           6,439
   Celgene*                                                                              4,906             310
   Cephalon* (A)                                                                        16,800           1,302
   Cerner*                                                                              20,556             918
   Charles River Laboratories International*                                             4,400             244
   Cigna (A)                                                                           108,225           3,677
   Community Health Systems*                                                             1,400              41
   Covance*                                                                             10,000             884

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Covidien                                                                              4,700   $         253
   Cubist Pharmaceuticals* (A)                                                          39,400             876
   Dentsply International                                                               14,568             547
   Dionex*                                                                               3,300             210
   Edwards Lifesciences*                                                                 9,644             557
   Eli Lilly (A)                                                                        50,089           2,205
   Endo Pharmaceuticals Holdings*                                                       34,900             698
   Express Scripts* (A)                                                                 56,100           4,141
   Forest Laboratories* (A)                                                             73,300           2,073
   Genentech*                                                                           79,500           7,050
   Gen-Probe*                                                                              500              27
   Genzyme*                                                                             20,877           1,689
   Gilead Sciences*                                                                     10,700             488
   Health Management Associates, Cl A*                                                 102,625             427
   Henry Schein*                                                                         5,200             280
   Hill-Rom Holdings                                                                     4,630             140
   HLTH*                                                                                76,296             872
   Hologic*                                                                              1,800              35
   Hospira*                                                                              1,200              46
   Humana* (A)                                                                          58,400           2,406
   Idexx Laboratories* (A)                                                              30,200           1,655
   Illumina*                                                                             3,800             154
   ImClone Systems*                                                                      4,500             281
   Intuitive Surgical* (A)                                                               6,100           1,470
   Inverness Medical Innovations*                                                       12,600             378
   Invitrogen*                                                                          12,392             468
   Isis Pharmaceuticals*                                                                 7,600             128
   Johnson & Johnson (A)                                                               161,562          11,193
   Kinetic Concepts*                                                                     1,000              29
   King Pharmaceuticals* (A)                                                           209,800           2,010
   Laboratory Corp of America Holdings*                                                    745              52
   LifePoint Hospitals*                                                                 10,400             334
   Lincare Holdings*                                                                    45,900           1,381
   Martek Biosciences                                                                   17,500             550
   McKesson (A)                                                                        105,458           5,675
   Medco Health Solutions* (A)                                                          89,995           4,050
   Medicis Pharmaceutical, Cl A                                                         16,700             249
   Medtronic (A)                                                                        56,292           2,820
   Merck (A)                                                                           103,936           3,280
   Merit Medical Systems*                                                                8,400             158
   Mylan Laboratories*                                                                   3,600              41
   Omnicare                                                                             26,900             774
   OSI Pharmaceuticals*                                                                 10,000             493
   Owens & Minor                                                                        17,300             839
   Patterson*                                                                            2,200              67
   Pediatrix Medical Group*                                                              4,500             243
   PerkinElmer                                                                          15,173             379
   Perrigo                                                                               6,800             262
   Pfizer (A)                                                                          518,017           9,552
   Pharmaceutical Product Development                                                    6,800             281
   Quest Diagnostics                                                                     6,500             336
   Resmed*                                                                               1,100              47
   Schering-Plough                                                                       3,096              57
   Sepracor*                                                                            20,246             371


        106 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Somanetics*                                                                           2,900   $          63
   St. Jude Medical*                                                                     2,300             100
   STERIS                                                                               38,100           1,432
   Stryker (A)                                                                          76,815           4,786
   Techne*                                                                              15,221           1,098
   Tenet Healthcare*                                                                   316,319           1,756
   Thermo Fisher Scientific*                                                            15,112             831
   UnitedHealth Group (A)                                                              356,265           9,046
   Universal Health Services, Cl B                                                      14,655             821
   Varian Medical Systems*                                                               5,800             331
   VCA Antech*                                                                           1,900              56
   Vertex Pharmaceuticals*                                                               1,500              50
   Warner Chilcott, Cl A* (A)                                                           66,200           1,001
   Waters*                                                                               7,063             411
   Watson Pharmaceuticals*                                                               1,400              40
   WellCare Health Plans*                                                                2,500              90
   WellPoint* (A)                                                                       31,945           1,494
   Wyeth                                                                                22,056             815
   Zimmer Holdings*                                                                      2,000             129
                                                                                                 -------------
                                                                                                       152,790
                                                                                                 -------------
INDUSTRIALS -- 10.6%
   3M (A)                                                                               26,245           1,793
   AAON                                                                                  7,700             140
   Acuity Brands                                                                         6,300             263
   Aecom Technology*                                                                    27,799             679
   AGCO*                                                                                14,900             635
   Alliant Techsystems*                                                                  1,900             178
   Allied Waste Industries*                                                             69,914             777
   Ametek                                                                                8,200             334
   BE Aerospace*                                                                         1,400              22
   Boeing (A)                                                                          103,677           5,946
   Brink's                                                                               4,500             275
   Bucyrus International, Cl A (A)                                                      20,300             907
   Burlington Northern Santa Fe                                                          8,800             813
   C.H. Robinson Worldwide (A)                                                          40,487           2,063
   Caterpillar (A)                                                                      54,700           3,260
   Cenveo*                                                                              12,700              98
   Columbus McKinnon*                                                                    2,200              52
   Continental Airlines, Cl B*                                                           4,900              82
   Con-way                                                                               3,200             141
   Copart*                                                                              16,400             623
   Corporate Executive Board                                                             1,500              47
   Corrections Corp of America*                                                          3,000              75
   Covanta Holding*                                                                      1,800              43
   Crane                                                                                18,700             556
   CSX (A)                                                                              85,413           4,661
   Cummins (A)                                                                          97,891           4,280
   Danaher                                                                               2,345             163
   Deere                                                                                11,600             574
   Delta Air Lines*                                                                      2,500              19
   Donaldson                                                                             5,900             247
   Dover (A)                                                                            53,900           2,186

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   DRS Technologies                                                                      3,200   $         246
   Dun & Bradstreet                                                                     10,974           1,036
   Eaton                                                                                   100               6
   Emerson Electric (A)                                                                 42,718           1,742
   Equifax                                                                               2,600              90
   Expeditors International of Washington                                               94,000           3,275
   Fastenal                                                                             22,700           1,121
   FedEx (A)                                                                            62,302           4,924
   First Solar* (A)                                                                      7,400           1,398
   Flowserve                                                                             5,100             453
   Fluor (A)                                                                            40,801           2,273
   Foster Wheeler*                                                                      32,600           1,177
   FTI Consulting*                                                                         900              65
   Gardner Denver* (A)                                                                  33,700           1,170
   GATX                                                                                  2,600             103
   General Cable*                                                                       36,400           1,297
   General Dynamics                                                                     18,985           1,398
   General Electric (A)                                                                573,188          14,616
   Goodrich (A)                                                                         49,100           2,043
   Harsco (A)                                                                           23,642             879
   Hertz Global Holdings*                                                                3,200              24
   Honeywell International                                                              34,674           1,441
   Hubbell, Cl B                                                                         7,700             270
   IHS, Cl A*                                                                            1,000              48
   Illinois Tool Works                                                                   3,200             142
   Ingersoll-Rand, Cl A                                                                  7,953             248
   ITT                                                                                     518              29
   Jacobs Engineering Group* (A)                                                        57,702           3,134
   JB Hunt Transport Services                                                            5,400             180
   John Bean Technologies*                                                               6,403              81
   Joy Global                                                                            2,300             104
   Kansas City Southern*                                                                 4,600             204
   KBR (A)                                                                             101,792           1,554
   Kennametal                                                                            4,659             126
   Kirby*                                                                                5,800             220
   L-3 Communications Holdings (A)                                                      22,900           2,252
   Landstar System                                                                       3,300             145
   Lennox International (A)                                                             44,600           1,484
   Lincoln Electric Holdings                                                             1,400              90
   Lockheed Martin (A)                                                                  66,884           7,335
   Manitowoc (A)                                                                        16,268             253
   Manpower                                                                              1,600              69
   McDermott International*                                                              3,600              92
   NCI Building Systems*                                                                 1,100              35
   Norfolk Southern (A)                                                                 24,700           1,635
   Northrop Grumman (A)                                                                 60,283           3,650
   Northwest Airlines*                                                                   6,000              54
   Owens Corning*                                                                        1,200              29
   PACCAR                                                                                1,488              57
   Pacer International                                                                   1,800              30
   Pall                                                                                  1,200              41
   Parker Hannifin (A)                                                                  58,385           3,094
   Pentair                                                                               1,900              66


        SEI Asset Allocation Trust / Annual Report / March 31, 2009 107

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Precision Castparts                                                                  17,164   $       1,352
   Quanta Services*                                                                    110,479           2,984
   Raytheon (A)                                                                         63,905           3,420
   Republic Services                                                                    11,500             345
   Robert Half International (A)                                                        37,000             916
   Rockwell Automation                                                                     700              26
   Roper Industries                                                                      1,838             105
   Ryder System                                                                         10,000             620
   Shaw Group*                                                                          33,100           1,017
   Southwest Airlines                                                                   99,325           1,441
   SPX                                                                                   5,194             400
   Steelcase, Cl A                                                                      76,711             825
   Stericycle* (A)                                                                      31,270           1,842
   Terex*                                                                                1,400              43
   Textron                                                                              12,100             354
   Thomas & Betts*                                                                      37,900           1,481
   Timken                                                                               64,925           1,841
   Trinity Industries                                                                   10,620             273
   Tyco International (A)                                                               50,379           1,764
   Union Pacific (A)                                                                    47,378           3,371
   United Parcel Service, Cl B                                                          67,759           4,261
   United Rentals*                                                                      15,000             229
   United Technologies                                                                  14,804             889
   URS*                                                                                  9,018             331
   USG*                                                                                  1,700              44
   UTI Worldwide                                                                        31,192             531
   Valmont Industries                                                                    1,600             132
   Walter Industries                                                                    22,900           1,087
   Waste Management                                                                      8,113             255
   WESCO International* (A)                                                             26,600             856
   WW Grainger                                                                             600              52
                                                                                                 -------------
                                                                                                       132,547
                                                                                                 -------------
INFORMATION TECHNOLOGY -- 19.1%
   Accenture, Cl A (A)                                                                 126,100           4,792
   Activision Blizzard*                                                                 52,600             812
   ADC Telecommunications*                                                                 900               8
   Adobe Systems* (A)                                                                  102,200           4,034
   Advanced Micro Devices*                                                               5,600              29
   Affiliated Computer Services, Cl A*                                                   6,300             319
   Agilent Technologies*                                                                23,366             693
   Akamai Technologies*                                                                  4,200              73
   Altera                                                                                  900              19
   Amdocs*                                                                              39,812           1,090
   Amkor Technology*                                                                    60,700             387
   Amphenol, Cl A                                                                       11,940             479
   Analog Devices (A)                                                                   43,800           1,154
   Anixter International* (A)                                                           24,400           1,452
   Ansys*                                                                                1,500              57
   Apple* (A)                                                                           50,848           5,779
   Applied Materials                                                                     5,995              91
   Applied Micro Circuits*                                                              46,000             275

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Arrow Electronics*                                                                    3,200   $          84
   Autodesk*                                                                               700              23
   Automatic Data Processing (A)                                                         6,301             269
   Avnet* (A)                                                                           89,800           2,212
   Avocent*                                                                              5,500             113
   AVX                                                                                  60,402             615
   BMC Software*                                                                         8,600             246
   Broadcom, Cl A* (A)                                                                  62,100           1,157
   Broadridge Financial Solutions                                                       13,200             203
   Brocade Communications Systems*                                                      77,400             450
   CA (A)                                                                              152,778           3,049
   Cabot Microelectronics*                                                               3,100              99
   Check Point Software Technologies* (A)                                               74,900           1,703
   Ciena*                                                                               50,800             512
   Cisco Systems* (A)                                                                  437,430           9,868
   Citrix Systems*                                                                         300               8
   Cognex                                                                               10,000             202
   CommScope*                                                                            2,600              90
   Computer Sciences*                                                                   45,451           1,827
   Compuware* (A)                                                                      158,600           1,537
   Convergys* (A)                                                                       91,564           1,353
   Corning (A)                                                                         226,542           3,543
   Cree*                                                                                 5,100             116
   Daktronics                                                                           22,800             380
   Dell*                                                                                52,700             868
   Dolby Laboratories, Cl A*                                                             3,400             120
   DST Systems*                                                                            221              12
   Earthlink*                                                                           50,200             427
   eBay* (A)                                                                           475,410          10,640
   Electronic Arts*                                                                     67,300           2,489
   EMC*                                                                                144,335           1,726
   Factset Research Systems                                                              7,300             381
   Fairchild Semiconductor International* (A)                                           28,603             254
   Fidelity National Information Services                                                1,946              36
   Fiserv*                                                                               3,200             151
   Flir Systems*                                                                         2,453              94
   Global Payments (A)                                                                  30,653           1,375
   Google, Cl A* (A)                                                                    36,120          14,467
   Harris                                                                               25,901           1,197
   Hewitt Associates, Cl A* (A)                                                         61,600           2,245
   Hewlett-Packard (A)                                                                 390,103          18,038
   IAC*                                                                                 14,600             253
   Ingram Micro, Cl A*                                                                  34,970             562
   Integral Systems                                                                      6,800             141
   Integrated Device Technology*                                                       215,500           1,677
   Intel (A)                                                                           231,588           4,338
   International Business Machines (A)                                                  60,962           7,130
   Intersil, Cl A (A)                                                                   40,700             675
   Intuit*                                                                             167,100           5,282
   Iron Mountain*                                                                       12,400             303
   Itron*                                                                                  600              53
   Jabil Circuit (A)                                                                   108,458           1,035


        108 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Juniper Networks* (A)                                                                49,000   $       1,032
   Kla-Tencor                                                                              500              16
   Lender Processing Services                                                           21,826             666
   Lexmark International, Cl A*                                                          1,400              46
   Linear Technology                                                                     2,600              80
   LSI Logic*                                                                           15,600              84
   Mastercard, Cl A (A)                                                                 43,471           7,709
   McAfee*                                                                              11,900             404
   MEMC Electronic Materials*                                                            4,074             115
   Mettler Toledo International*                                                         4,962             486
   Micrel                                                                               36,000             327
   Microchip Technology                                                                  1,500              44
   Microsoft (A)                                                                       746,624          19,927
   Molex                                                                                99,773           2,240
   Motorola                                                                            160,430           1,145
   Multi-Fineline Electronix*                                                            7,000             104
   National Semiconductor (A)                                                           62,700           1,079
   NCR*                                                                                 31,800             701
   NetApp* (A)                                                                          49,400             901
   NeuStar, Cl A*                                                                        2,100              42
   Nokia ADR                                                                            85,800           1,600
   Nuance Communications*                                                                3,400              41
   Nvidia*                                                                                 800               9
   ON Semiconductor*                                                                     6,200              42
   Oracle* (A)                                                                         134,708           2,736
   QLogic* (A)                                                                         116,400           1,788
   Qualcomm (A)                                                                        322,300          13,849
   Rambus*                                                                               6,100              78
   Red Hat*                                                                             83,900           1,264
   Research In Motion*                                                                  49,000           3,347
   SAIC*                                                                                 1,400              28
   Salesforce.com*                                                                       5,200             252
   Seagate Technology                                                                  316,200           3,832
   Silicon Laboratories* (A)                                                            40,100           1,231
   Sohu.com*                                                                             8,136             454
   Sun Microsystems* (A)                                                                94,332             717
   Sybase*                                                                              47,900           1,467
   Symantec* (A)                                                                       219,256           4,293
   Synaptics*                                                                           10,400             314
   Synopsys* (A)                                                                        83,878           1,673
   Tech Data* (A)                                                                       49,119           1,466
   Teradata*                                                                           137,300           2,677
   Teradyne* (A)                                                                       119,700             935
   Texas Instruments (A)                                                               374,781           8,058
   Trimble Navigation*                                                                  29,800             771
   Tyco Electronics                                                                     67,621           1,870
   Unisys* (A)                                                                         302,265             831
   Valueclick*                                                                          44,400             454
   VeriSign*                                                                           158,400           4,131
   Visa, Cl A (A)                                                                      105,000           6,446
   VMware, Cl A*                                                                           500              13
   Volterra Semiconductor*                                                              47,000             598
   WebMD Health, Cl A*                                                                     130               4

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Western Digital*                                                                     28,700   $         612
   Western Union                                                                        51,611           1,273
   Xerox (A)                                                                           101,840           1,174
   Xilinx                                                                                2,700              63
   Yahoo!*                                                                             236,500           4,091
   Zebra Technologies, Cl A*                                                             3,700             103
                                                                                                 -------------
                                                                                                       238,904
                                                                                                 -------------
MATERIALS -- 3.2%
   Air Products & Chemicals                                                              8,800             603
   Airgas                                                                                3,300             164
   AK Steel Holding (A)                                                                 51,877           1,345
   Alcoa (A)                                                                            65,600           1,481
   Allegheny Technologies                                                                  400              12
   Alpha Natural Resources*                                                              3,600             185
   Aptargroup                                                                            2,700             106
   Ashland (A)                                                                           1,049              31
   Cabot (A)                                                                            72,384           2,300
   Celanese, Ser A (A)                                                                  29,831             833
   Century Aluminum*                                                                     2,000              55
   CF Industries Holdings                                                                1,600             146
   Cleveland-Cliffs                                                                      6,400             339
   Commercial Metals                                                                     5,247              89
   Crown Holdings*                                                                      10,100             224
   Dow Chemical (A)                                                                     95,584           3,038
   E.I. Du Pont de Nemours                                                              49,734           2,004
   Eastman Chemical                                                                     10,900             600
   Ecolab                                                                                8,500             412
   FMC                                                                                   7,800             401
   Freeport-McMoRan Copper & Gold, Cl B (A)                                             14,850             844
   Greif, Cl A                                                                          18,300           1,201
   Huntsman                                                                              3,200              40
   Intrepid Potash*                                                                     27,800             838
   Lubrizol (A)                                                                         36,400           1,570
   Monsanto (A)                                                                         20,412           2,020
   Mosaic (A)                                                                           25,400           1,728
   Nalco Holding (A)                                                                   146,946           2,724
   Newmont Mining (A)                                                                   39,953           1,549
   Nucor (A)                                                                            46,900           1,853
   Owens-Illinois*                                                                      18,200             535
   Packaging Corp of America                                                             1,800              42
   PPG Industries                                                                        1,000              58
   Praxair                                                                              47,615           3,416
   Reliance Steel & Aluminum                                                            42,600           1,618
   Schnitzer Steel Industries, Cl A                                                     14,742             578
   Sealed Air                                                                           10,300             226
   Sigma-Aldrich                                                                         9,800             514
   Sonoco Products                                                                       3,700             110
   Southern Copper                                                                      11,500             219
   Steel Dynamics                                                                        8,500             145
   Temple-Inland                                                                        21,810             333
   Terra Industries (A)                                                                 29,139             857


        SEI Asset Allocation Trust / Annual Report / March 31, 2009 109

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   United States Steel (A)                                                              30,200   $       2,344
   Vulcan Materials                                                                        600              45
   Weyerhaeuser                                                                          1,000              61
                                                                                                 -------------
                                                                                                        39,836
                                                                                                 -------------
TELECOMMUNICATION SERVICES -- 2.7%
   American Tower, Cl A* (A)                                                            28,500           1,025
   AT&T (A)                                                                            534,566          14,925
   CenturyTel (A)                                                                       23,700             869
   Crown Castle International*                                                         121,100           3,508
   Frontier Communications                                                               4,811              55
   iPCS*                                                                                 4,500             100
   Leap Wireless International* (A)                                                     22,900             872
   MetroPCS Communications*                                                              7,921             111
   NII Holdings*                                                                        25,478             966
   Qwest Communications International                                                   28,000              90
   Sprint Nextel (A)                                                                   152,700             931
   Telephone & Data Systems                                                             12,540             448
   US Cellular* (A)                                                                     36,224           1,700
   USA Mobility                                                                          8,100              89
   Verizon Communications (A)                                                          216,375           6,943
   Windstream (A)                                                                      127,752           1,398
                                                                                                 -------------
                                                                                                        34,030
                                                                                                 -------------
UTILITIES -- 2.9%
   AES*                                                                                364,000           4,255
   AGL Resources                                                                        12,700             399
   Allegheny Energy                                                                      5,406             199
   Alliant Energy                                                                       40,540           1,306
   Ameren                                                                               10,800             422
   American Electric Power                                                              15,700             581
   American Water Works                                                                 10,300             221
   Atmos Energy                                                                         19,130             509
   Calpine*                                                                            128,294           1,668
   Centerpoint Energy (A)                                                               58,100             847
   Consolidated Edison                                                                   1,200              52
   Constellation Energy Group                                                            6,400             156
   Dominion Resources                                                                   25,969           1,111
   DPL                                                                                  44,046           1,092
   DTE Energy (A)                                                                       41,100           1,649
   Duke Energy (A)                                                                      43,400             756
   Edison International (A)                                                             70,000           2,793
   Energen                                                                               6,700             303
   Entergy                                                                               5,700             507
   Equitable Resources                                                                  16,300             598
   Exelon                                                                                2,574             161
   FirstEnergy (A)                                                                      21,965           1,471
   FPL Group                                                                            17,200             865
   Hawaiian Electric Industries                                                         10,800             314
   MDU Resources Group                                                                  35,937           1,042
   National Fuel Gas                                                                     5,400             228
   NiSource (A)                                                                         81,300           1,200

                                                                                  Shares/Face
                                                                                     Amount       Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   NRG Energy*                                                                          16,900   $         418
   NSTAR                                                                                 1,900              64
   OGE Energy                                                                            1,500              46
   Oneok                                                                                15,400             530
   Pepco Holdings (A)                                                                   37,900             868
   PG&E                                                                                 15,179             568
   Pinnacle West Capital                                                                 3,600             124
   PPL                                                                                  22,462             832
   Public Service Enterprise Group (A)                                                  74,502           2,443
   Puget Energy                                                                         11,500             307
   Questar                                                                               5,700             233
   Reliant Energy* (A)                                                                 234,293           1,722
   SCANA                                                                                 4,000             156
   Sempra Energy                                                                         1,992             101
   Sierra Pacific Resources                                                            129,899           1,244
   Southern                                                                              9,727             367
   Southern Union                                                                        1,243              26
   TECO Energy                                                                          32,314             508
   UGI                                                                                  23,800             614
   Vectren                                                                               4,200             117
   Wisconsin Energy                                                                      5,600             251
   Xcel Energy                                                                          11,071             221
                                                                                                 -------------
                                                                                                        36,465
                                                                                                 -------------
Total Common Stock
   (Cost $1,304,685) ($ Thousands)                                                                   1,175,120
                                                                                                 -------------
MORTGAGE-BACKED SECURITIES -- 14.2%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.2%
   FHLMC
         6.000%, 03/01/23                                                        $       1,900           1,935
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35 (B) (E)                                                        5,847           1,283
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35 (B) (E)                                                          963             187
   FNMA TBA
         6.500%, 10/01/37                                                                6,000           6,152
         6.000%, 10/20/21                                                               37,000          37,682
         5.500%, 10/15/22 to 10/01/38                                                   44,000          44,331
   FNMA ARM
         5.496%, 11/25/08                                                                  820             834
   FNMA CMO, Ser 2005-115, Cl OC
         6.000%, 10/25/33                                                                2,194           2,231
   FNMA CMO, Ser 2005-108, Cl TA
         5.500%, 03/25/22                                                                1,027           1,030
   FNMA CMO, Ser 2006-33, Cl QA
         6.000%, 01/25/29                                                                3,386           3,444
   FNMA CMO, STRIPS,
      Ser 359, Cl 6, IO
         5.000%, 11/01/35                                                                  367              75


        110 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   FNMA CMO STRIPS,
      Ser 360, Cl 2, IO
         5.000%, 08/01/35                                                        $      15,966   $       3,502
   GNMA ARM
         5.625%, 11/20/08                                                                  337             340
                                                                                                 -------------
                                                                                                       103,026
                                                                                                 -------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.0%
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5
         3.827%, 10/27/08 (C)                                                              250              11
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 6A
         5.294%, 11/25/08 (C)                                                            3,510           1,949
   American Home Mortgage
      Investment Trust, Ser 2005-4,
      Cl 5A
         5.350%, 11/25/08 (C)                                                            1,913           1,274
   American Home Mortgage
      Investment Trust, Ser 2006-1,
      Cl 2A3
         5.100%, 11/25/08 (C)                                                            1,141             855
   Banc of America Commercial
      Mortgage, Ser 2005-5, Cl AM
         5.176%, 11/10/08 (C)                                                            1,762           1,490
   Banc of America Commercial
      Mortgage, Ser 2005-6, Cl AM
         5.352%, 11/10/08 (C)                                                            1,619           1,367
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A4
         5.930%, 05/10/45 (C)                                                            1,911           1,729
   Banc of America Commercial
      Mortgage, Ser 2006-3, Cl A4
         5.889%, 11/10/08 (C)                                                            1,854           1,678
   Banc of America Commercial
      Mortgage, Ser 2007-3, Cl A4
         5.838%, 11/10/08 (C)                                                            5,050           4,292
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.915%, 11/15/08 (C)                                                            3,249           2,939
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         6.721%, 11/25/08 (C)                                                              227             172
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3
         4.357%, 10/27/08 (C)                                                              235              16
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3
         5.207%, 10/27/08 (C)                                                              375              12
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3
         3.637%, 10/27/08 (C)                                                              500              60

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Countrywide Alternative Loan Trust,
      Ser 2006-OA16, Cl M5
         3.757%, 10/27/08 (C)                                                    $         225   $           3
   Countrywide Home Loans,
      Ser 2004-22, Cl A1
         5.089%, 11/25/08 (C)                                                              355             286
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M4
         4.027%, 10/27/08 (C)                                                              285              10
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M5
         4.077%, 10/27/08 (C)                                                              195               6
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4
         4.257%, 10/27/08 (C)                                                              275               6
   Countrywide Home Loans,
      Ser 2007-HYB1, Cl 1A1
         5.491%, 11/25/08 (C)                                                            1,503           1,120
   Credit Suisse Mortgage Capital
      Certificates, Cl A3
         5.311%, 12/15/39                                                                5,600           4,854
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         6.021%, 11/15/08 (C)                                                            2,381           2,164
   Downey Savings & Loan Association
      Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1
         3.630%, 10/20/08 (C)                                                              267              71
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1
         5.628%, 11/25/08 (C)                                                            2,905           1,999
   First Horizon Mortgage Pass-
      Through, Ser 2006-AR3, Cl 1A1
         5.656%, 11/25/08 (C)                                                              616             525
   Greenwich Capital Commercial
      Funding, Ser 2006-GG7, Cl AM
         6.112%, 11/10/08 (C)                                                            2,100           1,753
   GS Mortgage Securities II,
      Ser 2006-GG6, Cl AM
         5.622%, 11/10/08 (C)                                                            3,800           3,127
   Impac CMB Trust, Ser 2004-10,
      Cl 4M1
         3.807%, 10/27/08 (C)                                                              230             161
   Impac Secured Assets CMO Owner
      Trust, Ser 2007-1, Cl A1
         3.267%, 10/27/08 (C)                                                            4,475           3,923
   Impac Secured Assets CMO Owners
      Trust, Ser 2007-2, Cl 1A1A
         3.317%, 10/27/08 (C)                                                            2,782           2,379
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2
         3.757%, 10/27/08 (C)                                                              235              36


        SEI Asset Allocation Trust / Annual Report / March 31, 2009 111

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6
         4.957%, 10/27/08 (C)                                                    $         240   $           6
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4
         3.907%, 10/27/08 (C)                                                              165               4
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-LDP9, Cl A3
         5.336%, 05/15/47                                                                1,155             994
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2007-CB18, Cl A4
         5.716%, 02/15/51                                                                7,000           5,849
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2007-CB18, Cl A4
         5.440%, 06/12/47                                                                5,050           4,213
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         5.114%, 11/25/08 (C)                                                              364             270
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A
         5.248%, 11/25/08 (C)                                                            1,267           1,171
   Merrill Lynch Mortgage Trust,
      Ser 2005-CKI1, Cl A6
         5.416%, 11/12/08 (C)                                                            2,316           2,115
   Merrill Lynch Mortgage Trust,
      Ser 2008-C1, Cl AM
         6.461%, 11/12/08 (C)                                                              756             606
   Merrill Lynch/Countrywide
      Commercial Mortgage,
      Ser 2006-4, Cl A3
         5.172%, 11/12/08 (C)                                                            5,667           4,865
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1
         6.471%, 11/25/08 (C)                                                            1,692           1,112
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A
         5.995%, 03/25/47                                                                1,684           1,417
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         3.607%, 10/27/08 (C)                                                              303             118
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M5
         3.987%, 10/27/08 (C)                                                              251               5
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M4
         3.927%, 10/27/08 (C)                                                              251               8
   Residential Accredit Loans,
      Ser 2006-QO6, Cl M5
         3.707%, 10/27/08 (C)                                                              350              11

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.249%, 11/25/08 (C)                                                    $       1,096   $       1,064
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-16XS, Cl M2
         4.107%, 10/27/08 (C)                                                              505              25
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2007-9, Cl 2A1
         5.994%, 11/25/08 (C)                                                            1,799           1,176
   Structured Asset Mortgage
      Investments, Ser 2006-AR1, Cl B4
         4.157%, 10/27/08 (C)                                                              191               9
   Structured Asset Mortgage
      Investments, Ser 2006-AR1, Cl B5
         4.257%, 10/27/08 (C)                                                              121              11
   Structured Asset Securities,
      Ser 2006-NC1, Cl A4
         3.357%, 10/27/08 (C)                                                              300             180
   Wachovia Bank Commercial
      Mortgage Trust, Cl A3
         6.011%, 11/15/08 (C)                                                            5,000           4,524
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY4, Cl 1A1
         5.542%, 11/25/08 (C)                                                            4,013           2,981
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY6, Cl 1A1
         5.664%, 11/25/08 (C)                                                            3,287           2,213
                                                                                                 -------------
                                                                                                        75,214
                                                                                                 -------------
Total Mortgage-Backed Securities
   (Cost $198,608) ($ Thousands)                                                                       178,240
                                                                                                 -------------
ASSET-BACKED SECURITIES -- 3.0%
MORTGAGE RELATED SECURITIES -- 1.3%
   ABSC NIM Trust, Ser 2005-HE6,
      Cl A1
         5.050%, 08/27/35 (D)                                                               29              --
   Ace Securities, Ser 2003-OP1,
      Cl M1
         3.907%, 10/27/08 (C)                                                              500             370
   Ace Securities, Ser 2005-HE7,
      Cl A2D
         3.537%, 10/27/08 (C)                                                              800             676
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         4.257%, 10/27/08 (C)                                                               38              29
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
      4.557%, 10/27/08 (C)                                                                 384             266


        112 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Argent Securities, Ser 2003-W5,
      Cl M1
         3.907%, 10/27/08 (C)                                                    $         250   $         196
   Argent Securities, Ser 2003-W9,
      Cl M1
         3.897%, 10/27/08 (C)                                                              343             250
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2
         4.300%, 06/25/35 (B)                                                              231             228
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1
         3.613%, 10/15/08 (C)                                                              547             432
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2006-HE7, Cl 2A2
         3.367%, 10/27/08 (C)                                                            1,300             914
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE4, Cl 1A1
         3.327%, 10/27/08 (C)                                                            1,916           1,836
   Countrywide Asset-Backed
      Certificates, Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                                                1,101           1,000
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2
         5.607%, 10/27/08 (C)                                                              252             169
   Home Equity Asset Trust,
      Ser 2006-5, Cl 2A3
         3.357%, 10/27/08 (C)                                                              250             170
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1
         5.500%, 01/25/37                                                                2,021             483
   Irwin Home Equity, Ser 2007-1,
      Cl 2A1
         3.357%, 10/27/08 (C) (D)                                                        3,507           2,455
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         4.227%, 10/27/08 (C)                                                              583             466
   New Century Home Equity Loan
      Trust, Ser 2005-A, Cl A2
         4.461%, 08/25/35 (B)                                                               58              57
   Novastar Home Equity Loan,
      Ser 2007-1, Cl A2A1
         3.307%, 10/27/08 (C)                                                            2,397           2,250
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         3.857%, 10/27/08 (C)                                                              111              77
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         3.327%, 10/27/08 (C)                                                            2,002           1,749
   Residential Asset Securities,
      Ser 2005-KS12, Cl A3
         3.527%, 10/27/08 (C)                                                              800             568
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl A1
         4.500%, 11/25/08 (C) (D)                                                        1,430             390

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Terwin Mortgage Trust,
      Ser 2006-4SL, Cl A1
         4.500%, 11/25/08 (C) (D)                                                $       1,483   $         552
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A1
         4.500%, 11/25/08 (C)                                                              734             235
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A
         6.207%, 10/27/08 (C) (D)                                                          189              31
                                                                                                 -------------
                                                                                                        15,849
                                                                                                 -------------
OTHER ASSET-BACKED SECURITIES -- 1.7%
   Chase Funding Mortgage Loan
      Asset-Backed Certificates,
      Ser 2003-6, Cl 1A3
         3.340%, 05/25/26                                                                   37              37
   Countrywide Asset-Backed
      Certificates, Ser 2003-5, Cl MV2
         4.807%, 10/27/08 (C)                                                              251             180
   Countrywide Asset-Backed
      Certificates, Ser 2005-7, Cl MV8
         4.657%, 10/27/08 (C)                                                              250              88
   Credit-Based Asset Servicing and
      Securitization, Ser 2005-CB2,
      Cl M1
         3.647%, 10/27/08 (C)                                                               96              81
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB4,
      Cl A2A
         5.844%, 04/25/37 (B)                                                            1,810           1,724
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB4,
      Cl A1A
         3.297%, 10/27/08 (C)                                                            1,715           1,515
   FBR Securitization Trust, Ser 2005-2,
      Cl M10
         5.457%, 10/27/08 (C)                                                               71               1
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF11, Cl M1
         3.457%, 10/27/08 (C)                                                            3,500             893
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF14, Cl A2
         3.267%, 10/27/08 (C)                                                            1,791           1,675
   GSAMP Trust, Ser 2007-HE2,
      Cl A2A
         2.592%, 10/27/08 (C)                                                            1,761           1,651
   Lehman XS Trust, Ser 2005-5N,
      Cl M4
         4.957%, 10/27/08 (C)                                                              725              13
   Lehman XS Trust, Ser 2005-7N,
      Cl M51
         4.457%, 10/27/08 (C)                                                              150               7


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 113

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                                  Face Amount     Market Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I
         4.957%, 10/27/08 (C)                                                    $         325   $           6
   Lehman XS Trust, Ser 2005-9N,
      Cl M6
         4.957%, 10/27/08 (C)                                                              415               9
   Lehman XS Trust, Ser 2006-12N,
      Cl M4
         3.757%, 10/27/08 (C)                                                              270              33
   Lehman XS Trust, Ser 2006-12N,
      Cl M5
         3.807%, 10/27/08 (C)                                                              150               3
   Lehman XS Trust, Ser 2006-2N,
      Cl M5
         4.357%, 10/27/08 (C)                                                              240               5
   Long Beach Mortgage Loan Trust,
      Ser 2005-WL2, Cl M1
         3.677%, 10/27/08 (C)                                                              700             524
   Long Beach Mortgage Loan Trust,
      Ser 2006-WL1, Cl 1A3
         3.537%, 10/27/08 (C)                                                              560             425
   Merrill Lynch Mortgage Investors,
      Ser 2007-HE2, Cl A2A
         3.327%, 10/27/08 (C)                                                            1,991           1,861
   Merrill Lynch Mortgage Investors,
      Ser 2007-SL1, Cl A1
         3.507%, 10/27/08 (C)                                                            2,043             703
   Morgan Stanley ABS Capital I,
      Ser 2005-HE6, Cl A2C
         3.527%, 10/27/08 (C)                                                            1,600           1,375
   Ownit Mortgage Loan Asset-Backed
      Certificates, Ser 2006-1, Cl AF1
         5.424%, 12/25/36 (B)                                                              223             221
   RAAC Series, Ser 2007-SP1, Cl A1
         3.357%, 10/27/08 (C)                                                            1,941           1,732
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B
         3.357%, 10/27/08 (C) (D)                                                        1,000             849
   Saco I Trust, Ser 2005-10, Cl 2A1
         3.467%, 10/27/08 (C)                                                            2,415           1,986
   Securitized Asset-Backed
      Receivables Trust LLC,
      Ser 2005-HE1, Cl A3C
         3.537%, 10/27/08 (C)                                                              400             337
   SLM Student Loan Trust, Ser 2006-C,
      Cl C
         3.209%, 12/15/08 (C)                                                            1,000             654
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2
         6.207%, 10/27/08 (C)                                                              154             111

                                                                                  Face Amount
                                                                                 ($ Thousands)    Market Value
Description                                                                        / Shares      ($ Thousands)
-----------                                                                      -------------   -------------
   Structured Asset Securities,
      Ser 2007-BC1, Cl A4
         3.337%, 10/27/08 (C)                                                    $       1,400   $         838
   Wachovia Student Loan Trust,
      Ser 2006-1, Cl B
         3.040%, 10/27/08 (C) (D)                                                        3,200           2,475
                                                                                                 -------------
                                                                                                        22,012
                                                                                                 -------------
Total Asset-Backed Securities
   (Cost $55,947) ($ Thousands)                                                                         37,861
                                                                                                 -------------
CORPORATE OBLIGATIONS -- 0.1%
CONSUMER DISCRETIONARY -- 0.1%
   Autozone
         6.500%, 01/15/14                                                                  340             336
                                                                                                 -------------
FINANCIALS -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17 (C)                                                              115              83
   Shinsei Finance Cayman
         6.418%, 07/20/09 (C) (D)                                                          400             169
   Washington Mutual Preferred
      Funding
         6.534%, 03/29/49 (C) (D)                                                          400               1
                                                                                                 -------------
                                                                                                           253
                                                                                                 -------------
Total Corporate Obligations
   (Cost $1,268) ($ Thousands)                                                                             589
                                                                                                 -------------
CASH EQUIVALENT -- 5.7%
   SEI Daily Income Trust,
      Prime Obligation Fund,
      Cl A, 2.350%**++                                                              71,010,213          71,010
                                                                                                 -------------
Total Cash Equivalent
   (Cost $71,010) ($ Thousands)                                                                         71,010
                                                                                                 -------------
U.S. TREASURY OBLIGATIONS -- 1.1%
   U.S. Treasury Bills
      1.933%, 12/04/08 (E) (F)                                                             870             869
      1.237%, 11/20/08 (E) (F)                                                           3,609           3,608
   U.S. Treasury Bond TIPS
      3.000%, 07/15/12                                                                   4,558           4,744
      2.375%, 04/15/11                                                                   1,469           1,486
      2.375%, 01/15/25 (F)                                                               3,110           3,013
                                                                                                 -------------
Total U.S. Treasury Obligations
   (Cost $14,012) ($ Thousands)                                                                         13,720
                                                                                                 -------------


         114 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                  Face Amount
                                                                                 ($ Thousands)    Market Value
Description                                                                        / Shares      ($ Thousands)
-----------                                                                      -------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
   FNMA
         2.798%, 02/11/09 (F)                                                    $         300   $         297
         2.611%, 02/02/09 (F)                                                            2,800           2,772
         2.621%, 12/10/08 (F)                                                            1,650           1,642
   FHLMC
         2.717%, 02/09/09 (F)                                                            1,021           1,010
         2.102%, 11/03/08 (F)                                                            8,379           8,364
                                                                                                 -------------
Total U.S. Government Agency Obligations
   (Cost $14,089) ($ Thousands)                                                                         14,085
                                                                                                 -------------
Total Investments -- 119.2%
   (Cost $1,659,619) ($ Thousands)                                                               $   1,490,625
                                                                                                 =============
COMMON STOCK SOLD SHORT -- (13.8)%
CONSUMER DISCRETIONARY -- (2.7)%
Amazon.com*                                                                            (10,700)           (779)
Apollo Group, Cl A*                                                                    (24,545)         (1,456)
Autozone*                                                                                 (648)            (80)
Centex                                                                                 (97,100)         (1,573)
Central European Media Enterprises, Cl A*                                              (33,969)         (2,222)
Choice Hotels International                                                            (32,900)           (892)
Clear Channel Outdoor Holdings, Cl A*                                                  (26,300)           (360)
CTC Media*                                                                              (2,036)            (31)
DR Horton                                                                             (173,324)         (2,257)
DreamWorks Animation SKG, Cl A*                                                        (47,866)         (1,505)
Eastman Kodak                                                                          (10,800)           (166)
EW Scripps, Cl A                                                                       (38,503)           (272)
Gannett                                                                                (18,643)           (315)
Goodyear Tire & Rubber*                                                                (58,800)           (900)
Hillenbrand                                                                            (20,634)           (416)
International Game Technology                                                           (2,000)            (34)
KB Home                                                                                (33,049)           (650)
Lamar Advertising, Cl A*                                                                (6,664)           (206)
Las Vegas Sands*                                                                       (40,600)         (1,466)
Lennar, Cl A                                                                          (114,600)         (1,741)
Liberty Media - Entertainment, Cl A*                                                    (8,480)           (212)
Liz Claiborne                                                                           (7,775)           (128)
LKQ*                                                                                   (31,316)           (531)
Marriott International, Cl A                                                            (2,800)            (73)
MDC Holdings                                                                            (5,790)           (212)
MGM Mirage*                                                                            (58,000)         (1,653)
Newell Rubbermaid                                                                      (86,500)         (1,493)
News, Cl A                                                                             (24,300)           (291)
Nike, Cl B                                                                             (12,900)           (863)
OfficeMax                                                                              (20,067)           (178)
O'Reilly Automotive*                                                                   (72,373)         (1,937)
Orient-Express Hotels, Cl A                                                            (33,000)           (796)
priceline.com*                                                                         (16,500)         (1,129)
Pulte Homes                                                                           (124,000)         (1,732)
Regal Entertainment Group, Cl A                                                        (78,009)         (1,231)

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
Royal Caribbean Cruises                                                                (10,364)  $        (215)
Saks*                                                                                  (57,800)           (535)
Scientific Games, Cl A*                                                                (54,600)         (1,257)
Scripps Networks Interactive, Cl A                                                      (1,800)            (65)
Ticketmaster*                                                                          (22,000)           (236)
Toll Brothers*                                                                         (26,267)           (663)
Washington Post, Cl B                                                                     (300)           (167)
Weight Watchers International                                                          (31,176)         (1,141)
                                                                                                 -------------
                                                                                                       (34,059)
                                                                                                 -------------
CONSUMER STAPLES -- (0.4)%
Central European Distribution*                                                         (19,200)           (872)
Dr Pepper Snapple Group*                                                               (34,199)           (906)
Energizer Holdings*                                                                    (23,424)         (1,887)
Estee Lauder, Cl A                                                                      (5,400)           (270)
Hansen Natural*                                                                         (8,744)           (265)
JM Smucker                                                                              (2,426)           (123)
Smithfield Foods*                                                                      (39,400)           (626)
                                                                                                 -------------
                                                                                                        (4,949)
                                                                                                 -------------
ENERGY -- (1.8)%
Atwood Oceanics*                                                                          (947)            (34)
BJ Services                                                                            (27,600)           (528)
Cabot Oil & Gas                                                                        (32,900)         (1,189)
Cameco                                                                                 (48,800)         (1,089)
Chesapeake Energy                                                                      (74,544)         (2,673)
Delta Petroleum*                                                                       (73,300)           (995)
Denbury Resources*                                                                      (4,700)            (89)
Diamond Offshore Drilling                                                               (6,403)           (660)
Dril-Quip*                                                                             (15,400)           (668)
Enbridge                                                                               (46,200)         (1,760)
Encore Acquisition*                                                                     (3,718)           (155)
Exterran Holdings*                                                                     (19,800)           (633)
Foundation Coal Holdings                                                               (10,800)           (384)
Frontier Oil                                                                            (5,400)            (99)
Global Industries*                                                                    (111,386)           (773)
Goodrich Petroleum*                                                                    (23,100)         (1,007)
Hercules Offshore*                                                                      (9,900)           (150)
Holly                                                                                  (35,100)         (1,015)
National Oilwell Varco*                                                                (13,100)           (658)
Overseas Shipholding Group                                                              (3,703)           (216)
PetroHawk Energy*                                                                      (44,600)           (965)
Range Resources                                                                        (68,073)         (2,918)
Rowan                                                                                   (3,400)           (104)
SandRidge Energy*                                                                      (10,500)           (206)
Teekay Shipping                                                                        (24,229)           (639)
Tetra Technologies*                                                                     (6,152)            (85)
TransCanada                                                                            (55,100)         (1,992)
Transocean                                                                              (3,700)           (406)
Unit*                                                                                     (544)            (27)
                                                                                                 -------------
                                                                                                       (22,117)
                                                                                                 -------------


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 115

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
FINANCIALS -- (2.0)%
Affiliated Managers Group*                                                              (3,662)  $        (303)
Alexandria Real Estate Equities+                                                        (4,200)           (473)
Arthur J. Gallagher                                                                     (5,800)           (149)
Assured Guaranty                                                                       (54,700)           (889)
AvalonBay Communities+                                                                  (5,800)           (571)
Bancorpsouth                                                                            (2,500)            (70)
Brown & Brown                                                                          (23,100)           (499)
CapitalSource+                                                                         (87,771)         (1,080)
Citigroup                                                                             (105,000)         (2,154)
Commerce Bancshares                                                                     (6,200)           (288)
Conseco*                                                                               (83,069)           (292)
Digital Realty Trust+                                                                   (1,500)            (71)
Federal Realty Investment Trust+                                                        (4,600)           (394)
Fidelity National Financial, Cl A                                                      (76,712)         (1,128)
First American                                                                         (21,600)           (637)
First Horizon National                                                                (214,510)         (2,008)
Forest City Enterprises, Cl A                                                          (50,800)         (1,558)
Goldman Sachs Group                                                                     (4,039)           (517)
HCC Insurance Holdings                                                                 (14,400)           (389)
Jefferies Group                                                                        (50,219)         (1,125)
Lazard, Cl A                                                                           (12,700)           (543)
Legg Mason                                                                             (41,566)         (1,582)
Markel*                                                                                   (600)           (211)
Marshall & Ilsley                                                                      (54,820)         (1,105)
Mercury General                                                                         (7,500)           (411)
MF Global*                                                                              (7,084)            (31)
MGIC Investment                                                                        (58,460)           (411)
Morgan Stanley                                                                          (8,116)           (187)
MSCI, Cl A*                                                                             (8,529)           (205)
Nationwide Financial Services, Cl A                                                     (6,968)           (344)
OneBeacon Insurance Group, Cl A                                                         (3,786)            (80)
Sovereign Bancorp                                                                      (69,095)           (273)
Student Loan                                                                              (872)            (81)
TFS Financial                                                                          (87,400)         (1,094)
UDR+                                                                                   (10,646)           (278)
Ventas+                                                                                (60,088)         (2,970)
Webster Financial                                                                       (5,752)           (145)
XL Capital, Cl A                                                                       (54,802)           (983)
                                                                                                 -------------
                                                                                                       (25,529)
                                                                                                 -------------
HEALTH CARE -- (1.6)%
Advanced Medical Optics*                                                               (10,000)           (178)
Amylin Pharmaceuticals*                                                                 (3,467)            (70)
BioMarin Pharmaceuticals*                                                              (85,708)         (2,270)
Brookdale Senior Living                                                                (65,700)         (1,445)
Celgene*                                                                                (8,400)           (532)
Henry Schein*                                                                          (14,800)           (797)
Hologic*                                                                               (43,197)           (835)
Lincare Holdings*                                                                      (30,714)           (924)
Millipore*                                                                              (7,300)           (502)
Mylan Laboratories*                                                                   (152,099)         (1,737)

                                                                                                  Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
NuVasive*                                                                              (28,600)  $      (1,411)
Omnicare                                                                               (17,800)           (512)
Onyx Pharmaceuticals*                                                                  (24,900)           (901)
Perrigo                                                                                (42,729)         (1,643)
Resmed*                                                                                (18,800)           (808)
Schering-Plough                                                                        (28,800)           (532)
Tenet Healthcare*                                                                     (363,300)         (2,016)
Varian Medical Systems*                                                                 (2,700)           (154)
VCA Antech*                                                                            (57,400)         (1,692)
Vertex Pharmaceuticals*                                                                (39,100)         (1,300)
Waters*                                                                                   (371)            (22)
                                                                                                 -------------
                                                                                                       (20,281)
                                                                                                 -------------
INDUSTRIALS -- (1.4)%
Aecom Technology*                                                                      (28,600)           (699)
Alexander & Baldwin                                                                    (11,600)           (511)
Alliant Techsystems*                                                                    (1,500)           (141)
AMR*                                                                                  (111,517)         (1,095)
Copa Holdings, Cl A                                                                    (12,513)           (407)
Corporate Executive Board                                                               (8,204)           (256)
Corrections Corp of America*                                                              (922)            (23)
Covanta Holding*                                                                        (5,872)           (141)
Delta Air Lines*                                                                       (42,403)           (316)
Dun & Bradstreet                                                                        (9,552)           (901)
Expeditors International of Washington                                                 (12,600)           (439)
FTI Consulting*                                                                        (51,972)         (3,754)
General Cable*                                                                         (18,400)           (656)
IHS, Cl A*                                                                             (13,900)           (662)
John Bean Technologies*                                                                 (7,722)            (98)
Kennametal                                                                             (33,500)           (909)
McDermott International*                                                                (8,583)           (219)
Oshkosh Truck                                                                          (51,316)           (675)
Pall                                                                                   (13,600)           (468)
Pitney Bowes                                                                           (76,584)         (2,547)
Quanta Services*                                                                       (50,300)         (1,359)
Shaw Group*                                                                            (13,900)           (427)
Southwest Airlines                                                                     (77,900)         (1,130)
SPX                                                                                     (1,700)           (131)
                                                                                                 -------------
                                                                                                       (17,964)
                                                                                                 -------------
INFORMATION TECHNOLOGY -- (2.5)%
Alliance Data Systems*                                                                  (9,676)           (613)
Amphenol, Cl A                                                                         (31,400)         (1,260)
Ansys*                                                                                 (11,916)           (451)
Applied Materials                                                                      (43,700)           (661)
Autodesk*                                                                               (6,900)           (231)
AVX                                                                                    (17,400)           (177)
Cadence Design Systems*                                                               (200,700)         (1,357)
Ciena*                                                                                 (25,045)           (252)
Cognizant Technology Solutions, Cl A*                                                  (27,100)           (619)
CommScope*                                                                             (31,200)         (1,081)
Concur Technologies*                                                                   (31,300)         (1,198)


         116 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                                                                                 Market Value
Description                                                                          Shares      ($ Thousands)
-----------                                                                      -------------   -------------
EchoStar, Cl A*                                                                        (12,900)  $        (311)
Electronic Arts*                                                                       (19,900)           (736)
Equinix*                                                                               (36,800)         (2,556)
Fiserv*                                                                                (21,052)           (996)
Iron Mountain*                                                                         (78,200)         (1,909)
Itron*                                                                                  (9,423)           (834)
Kla-Tencor                                                                             (31,200)           (987)
Lam Research*                                                                          (48,962)         (1,542)
Linear Technology                                                                      (63,784)         (1,956)
Micron Technology*                                                                    (148,100)           (600)
Molex                                                                                  (47,500)         (1,066)
Motorola                                                                               (21,800)           (156)
NeuStar, Cl A*                                                                         (14,000)           (278)
Novell*                                                                                (29,400)           (151)
Novellus Systems*                                                                      (57,800)         (1,135)
Nuance Communications*                                                                 (18,438)           (225)
Nvidia*                                                                                (79,000)           (846)
ON Semiconductor*                                                                     (101,700)           (687)
Rambus*                                                                               (129,942)         (1,670)
Red Hat*                                                                               (58,100)           (876)
Salesforce.com*                                                                        (28,700)         (1,389)
SanDisk*                                                                               (32,746)           (640)
Tellabs*                                                                               (24,500)            (99)
Varian Semiconductor Equipment
Associates*                                                                            (45,808)         (1,151)
Vishay Intertechnology*                                                                (11,797)            (78)
                                                                                                 -------------
                                                                                                       (30,774)
                                                                                                 -------------
MATERIALS -- (0.9)%
Albemarle                                                                               (6,600)           (204)
Aptargroup                                                                             (11,700)           (458)
Bemis                                                                                   (1,840)            (48)
Century Aluminum*                                                                      (53,890)         (1,492)
Eagle Materials                                                                        (48,333)         (1,081)
Greif, Cl A                                                                             (7,138)           (468)
Huntsman                                                                               (46,800)           (590)
Ivanhoe Mines*                                                                        (155,100)           (940)
Owens-Illinois*                                                                        (15,808)           (465)
Scotts Miracle-Gro, Cl A                                                               (19,321)           (457)
Sealed Air                                                                              (3,100)            (68)
Silver Standard Resources*                                                             (31,800)           (526)
Temple-Inland                                                                           (8,000)           (122)
Weyerhaeuser                                                                           (63,704)         (3,859)
                                                                                                 -------------
                                                                                                       (10,778)
                                                                                                 -------------

                                                                                                 Market Value
Description                                                                         Shares       ($ Thousands)
-----------                                                                      -------------   -------------
TELECOMMUNICATION SERVICES -- (0.3)%
Embarq                                                                                 (30,399)  $      (1,233)
Frontier Communications                                                               (101,057)         (1,162)
MetroPCS Communications*                                                               (43,600)           (610)
NII Holdings*                                                                          (23,400)           (887)
                                                                                                 -------------
                                                                                                        (3,892)
                                                                                                 -------------
UTILITIES -- (0.2)%
American Water Works                                                                    (6,527)           (140)
Constellation Energy Group                                                             (17,000)           (413)
Mirant*                                                                                (31,497)           (576)
NSTAR                                                                                   (4,900)           (164)
PPL                                                                                    (19,800)           (733)
Vectren                                                                                 (3,800)           (106)
                                                                                                 -------------
                                                                                                        (2,132)
                                                                                                 -------------
Total Common Stock Sold Short
   (Proceeds $(207,537)) ($ Thousands)                                                                (172,475)
                                                                                                 -------------

A summary of the open futures contracts held by the Fund at September 30, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                                                        UNREALIZED
                           NUMBER OF                   APPRECIATION
TYPE OF                    CONTRACTS     EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
--------                  ------------   ----------   --------------
10-Year Swap                  (283)       Dec-2008       $    576
30-Day FED Fund                (12)       Oct-2008            (19)
90-Day Euro$                    55        Mar-2009            (86)
90-Day Euro$                   153        Jun-2009            296
90-Day Euro$                   104        Sep-2009            163
90-Day Euro$                     4        Dec-2009             (8)
90-Day Euro$                   (20)       Mar-2010            (65)
90-Day Euro$                  (119)       Jun-2010           (346)
90-Day Euro$                   (18)       Mar-2011            (27)
90-Day Euro$                    (5)       Jun-2011             (1)
90-Day Euro$                    (3)       Sep-2011             --
90-Day Euro$                    (9)       Dec-2011             (7)
90-Day Euro$                    (9)       Mar-2012             (8)
90-Day Euro$                    (4)       Jun-2012             (1)
90-Day Euro$                    (4)       Sep-2012             (2)
S&P Composite Index            713        Dec-2008        (14,732)
U.S. 10-Year Note             (207)       Dec-2008            198
U.S. 2-Year Note               241        Dec-2008            290
U.S. 5-Year Note                68        Dec-2008             13
U.S. Long Treasury Bond        (93)       Dec-2008             57
                                                         --------
                                                         $(13,709)
                                                         ========


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 117

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund (Concluded)
September 30, 2008

A summary of outstanding swap agreements held by the Fund at September 30, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                              CREDIT DEFAULT SWAPS

                                                                                                                  NET UNREALIZED
                                                                             (PAYS)/                  NOTIONAL     APPRECIATION
                                                                 BUY/SELL   RECEIVES  TERMINATION      AMOUNT     (DEPRECIATION)
COUNTERPARTY                 REFERENCE ENTITY/OBLIGATION        PROTECTION    RATE        DATE     ($ THOUSANDS)   ($ THOUSANDS)
------------         -----------------------------------------  ----------  --------  -----------  -------------  --------------
Bank Of America      Alcan Inc., 4.875%, 09/15/12                   Buy      (0.35)%    12/20/13       $  750          $    2
Bank Of America      Alcan Inc., 4.875%, 09/15/12                   Buy      (0.32)     03/20/14          650               3
Goldman Sachs        Anheuser-Busch Cos Inc., 5.625%, 10/01/10      Buy      (1.08)     09/20/13          750             (1)
Barclays             Anheuser-Busch Cos Inc., 5.625%, 10/01/10      Buy      (1.08)     09/20/13          750             (2)
Bank Of America      Autozone Inc., 5.875%, 10/15/20                Buy      (0.44)     12/20/11          750               6
JPMorgan Chase Bank  Autozone Inc., 5.875%, 10/15/20                Buy      (0.46)     12/20/11          750               6
Bank Of America      Black & Decker Corp., 7.125%, 06/01/11         Buy      (0.55)     12/20/11          750               7
JPMorgan Chase Bank  Black & Decker Corp., 7.125%, 06/01/11         Buy      (0.55)     12/20/11          750              17
Goldman Sachs        Borgwarner Inc., 6.50%, 02/15/09               Buy      (0.66)     03/20/13        1,250               8
Goldman Sachs        Borgwarner Inc., 6.50%, 02/15/09               Buy      (0.80)     03/20/13        1,000               1
Bank Of America      Campbell Soup Co., 4.875%, 10/01/13            Buy      (0.20)     06/20/14        1,150               5
JPMorgan Chase Bank  Carnival Corp., 6.65%, 01/15/28                Buy      (0.22)     06/20/12          650              19
Goldman Sachs        CDX.NA.LG.9 Index                              Buy      (0.60)     12/20/12        1,250              10
Goldman Sachs        Centurytel Inc., 6.00%, 04/01/17               Buy      (1.10)     03/20/13        1,250              18
JPMorgan Chase Bank  CMBX.NA.A 2 Index                              Buy      (0.25)     03/15/49        1,000              13
Goldman Sachs        CMBX.NA.A 3 Index                              Buy      (0.62)     12/13/49        1,000             235
Bank Of America      Computer Science Corp., 5.00%, 02/15/13        Buy      (0.65)     06/20/13        1,500             (6)
Bank Of America      Darden Restaurants Inc., 7.125%, 02/01/16      Buy      (0.45)     12/20/11          750              27
Merrill Lynch        Dow Chemical Inc., 6.00%, 10/01/12             Buy      (0.25)     12/20/13          750              21
JPMorgan Chase Bank  Dow Chemical Inc., 6.00%, 10/01/12             Buy      (0.26)     12/20/13          750               9
JPMorgan Chase Bank  Gap Inc., 8.80%, 12/15/08                      Buy      (1.18)     12/20/11          750              13
Bank Of America      Gap Inc., 8.80%, 12/15/08                      Buy      (1.18)     12/20/11          750              12
JPMorgan Chase Bank  Hasbro Inc., 2.75%, 12/01/21                   Buy      (0.39)     12/20/11          750              15
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17        Buy      (0.37)     12/20/13          750              38
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17        Buy      (0.39)     12/20/13          750              17
JPMorgan Chase Bank  Jones Apparel Group., 5.125%, 11/15/14         Buy      (0.77)     12/20/11          750              36
Merrill Lynch        Kroger Co. 5.50%, 02/01/13                     Buy      (0.64)     03/20/13        1,500             (5)
Bank Of America      Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.95)     03/20/13        1,000            (12)
Bank Of America      Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.60)     09/20/13        1,250               6
Merrill Lynch        Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.13)     12/20/11          750               8
Merrill Lynch        Lubrizol Corp., 7.25%, 06/15/25                Buy      (0.45)     12/20/11          750               4
JPMorgan Chase Bank  Lubrizol Corp., 7.25%, 06/15/35                Buy      (0.45)     12/20/11          750               4
Bank Of America      Lubrizol Corp., 7.25%, 06/15/25                Buy      (0.81)     09/20/13          500              --
Bank Of America      Masco Corp., 5.875%, 07/15/12                  Buy      (0.73)     12/20/13          750              39
Merrill Lynch        MDC Holdings Inc., 5.50%, 05/15/13             Buy      (0.90)     12/20/11          750              10
Bank Of America      Meadwestavaco Corp., 6.85%, 04/01/12           Buy      (0.48)     12/20/11          750              19
Bank Of America      MGIC Investment Corp., 6.00%, 11/01/15         Buy      (0.35)     12/20/13          750             252
JPMorgan Chase Bank  MGIC Investment Corp., 6.00%, 11/01/15         Buy      (0.35)     12/20/13          750             213
JPMorgan Chase Bank  Nordstrom Inc., 6.95%, 03/15/28                Buy      (0.28)     12/20/13          750              19
Merrill Lynch        Nordstrom Inc., 6.95%, 03/15/28                Buy      (0.28)     12/20/13          750              19
Bank Of America      Nucor Corp., 4.875%, 10/01/12                  Buy      (0.22)     12/20/11          750              23
JPMorgan Chase Bank  Nucor Corp., 4.875%, 10/01/12                  Buy      (0.22)     12/20/11          750              10
Bank Of America      Pitney Bowes Inc., 4.625%, 10/01/12            Buy      (0.14)     12/20/11        1,500              18
JPMorgan Chase Bank  PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13          750             283
Bank Of America      PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13          750             282
JPMorgan Chase Bank  PPG Industries Inc., 7.05%, 08/15/09           Buy      (0.20)     12/20/11          750              12
JPMorgan Chase Bank  Radian Group Inc., 7.75%, 06/01/11             Buy      (0.39)     12/20/13          750             363
Bank Of America      Radian Group Inc., 7.75%, 06/01/11             Buy      (0.39)     12/20/13          750             395
Merrill Lynch        RR Donnelley & Sons, 4.95%, 04/01/14           Buy      (0.69)     12/20/11          750              17
Bank Of America      Safeway Inc., 5.80%, 08/15/12                  Buy      (0.59)     03/20/13        1,250               1
JPMorgan Chase Bank  Safeway Inc., 5.80%, 08/15/12                  Buy      (0.64)     03/20/13        1,250             (1)
Bank Of America      Southwest Airlines Co., 6.50%, 03/01/12        Buy      (1.40)     06/20/13          750               2
Merrill Lynch        Southwest Airlines Co., 6.50%, 03/01/12        Buy      (0.27)     12/20/11          750              43
JPMorgan Chase Bank  Southwest Airlines Co., 6.50%, 03/01/12        Buy      (0.27)     12/20/11          750              43
Bank Of America      The Limited Inc., 6.125%, 12/01/12             Buy      (0.48)     12/20/11          750              46
Bank Of America      TJX Companies Inc., 7.45%, 12/15/09            Buy      (0.19)     12/20/11          750               4
JPMorgan Chase Bank  Washington Mutual Co., 5.25%, 09/15/17         Buy      (0.32)     03/20/12          700             244
Bank Of America      Weyerhaeuser Company, 6.75%, 03/15/12          Buy      (0.45)     12/20/11          350              11
Merrill Lynch        Weyerhaeuser Company, 6.75%, 03/15/12          Buy      (0.45)     03/20/12          750              27
JPMorgan Chase Bank  Whirlpool Corp., 7.75%, 07/15/16               Buy      (0.34)     12/20/11          750              28
Goldman Sachs        Whirlpool Corp., 7.75%, 07/15/16               Buy      (1.02)     09/20/13        1,000               5
                                                                                                                       ------
                                                                                                                       $2,961
                                                                                                                       ======


         118 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                               TOTAL RETURN SWAPS


COUNTERPARTY           REFERENCE ENTITY/OBLIGATION           FUND PAYS                         FUND RECEIVES
------------          -----------------------------   --------------------------   ----------------------------------
Bank Of America       BAS AAA 10YR CMBS Daily Index   Negative Spread Return       Initial Index Spread Plus 0 bps
Bank Of America       BAS AAA 10YR CMBS Daily Index   Negative Spread Return       Initial Index Spread Minus 10 bps
Bank Of America       BAS AAA 10YR CMBS Daily Index   Negative Spread Return       Initial Index Spread Minus 115 bps
Bank Of America       BAS AAA 10YR CMBS Daily Index   Negative Spread Return       Initial Index Spread Minus 95 bps
JPMorgan Chase Bank   BAS AAA 10YR CMBS Daily Index   Negative Spread Return       Initial Index Spread Minus 150 bps
JPMorgan Chase Bank   BAS AAA 10YR CMBS Daily Index   Negative Spread Return       Initial Index Spread Minus 70 bps
Merrill Lynch         S&P 500 Total Return Index      3-Month LIBOR Minus 12 bps   Price Return

                                       NOTIONAL     NET UNREALIZED
                      TERMINATION       AMOUNT       DEPRECIATION
COUNTERPARTY              DATE      ($ THOUSANDS)    ($ THOUSANDS)
------------          -----------   -------------   --------------
Bank Of America         10/01/08       $ 5,000         $  (383)
Bank Of America         10/31/08        18,000          (1,376)
Bank Of America         12/31/08        12,000            (918)
Bank Of America         01/30/09        13,000            (994)
JPMorgan Chase Bank     03/31/09         5,000              --
JPMorgan Chase Bank     10/31/08        12,000            (918)
Merrill Lynch           12/25/08        23,344          (1,873)
                                                       -------
                                                       $(6,462)
                                                       =======

Percentages are based on Net Assets of $1,250,704 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of September 30, 2008.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

(A) All or a portion of this security is held as collateral for securities sold short. The total value of collateral for securities sold short at September 30, 2008 was $543,973 ($ Thousands).

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on September 30, 2008. The coupon on a step bond changes on a specific date.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2008.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E) Security, or portion thereof has been pledged as collateral on open futures contracts.

(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS    -- Asset-Based Security
ADR    -- American Depositary Receipt
ARM    -- Adjustable Rate Mortgage
Cl     -- Class
CMBS   -- Commercial Mortgage-Backed Securities
CMO    -- Collateralized Mortgage Obligation
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
GNMA   -- Government National Mortgage Association
IO     -- Interest Only -- face amount represents notional amount
LLC    -- Limited Liability Company
NIM    -- Net Interest Margin
Ser    -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
TIPS   -- Treasury Inflation Protected Security

Amounts designated as "--" are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 119

Statement of Assets and Liabilities ($ Thousands)

September 30, 2008

                                                                   LARGE CAP
                                                                  DIVERSIFIED
                                                                  ALPHA FUND
                                                              ------------------
ASSETS:
   Investments at value+                                      $        1,419,615
   Affiliated investment, at value++                                      71,010
   Receivable for investment securities sold                              81,775
   Receivable for fund shares sold                                        19,249
   Receivable for variation margin                                        10,190
   Dividends and interest receivable                                       2,171
   Restricted cash held for securities sold short                          1,862
   Prepaid expenses                                                           10
                                                              ------------------
   Total Assets                                                        1,605,882
                                                              ------------------
LIABILITIES:
   Payable for investment securities purchased                           173,874
   Payable for securities sold short++++                                 172,475
   Swap contracts, at value+++++                                           2,889
   Margin call                                                             2,050
   Payable to custodian                                                    1,503
   Payable for variation margin                                              684
   Payable for fund shares redeemed                                          606
   Investment advisory fees payable                                          430
   Administration fees payable                                               381
   Shareholder servicing fees payable Class A                                193
   Overdraft of foreign currency, at value+++                                 17
   Chief Compliance Officer fees payable                                       4
   Accrued expense payable                                                    72
                                                              ------------------
   Total Liabilities                                                     355,178
                                                              ------------------
   Net Assets                                                 $        1,250,704
                                                              ==================
   +     Cost of investments and repurchase agreements                 1,588,609
   ++    Cost of affiliated investments                                   71,010
   +++   Cost of foreign currency                                             19
   ++++  Proceeds from securities sold short                            (207,537)
   +++++ Premiums received/(paid)                                            612
NET ASSETS:
   Paid-in Capital -- (unlimited authorization -- no par
      value)                                                  $        1,588,027
   Undistributed net investment income                                     2,555
   Accumulated net realized loss on investments, securities
      sold short, option contracts, futures, swap contracts
      and foreign currency                                              (188,737)
   Net unrealized depreciation on investments, affiliated
      investments, securities sold short and option
      contracts                                                         (133,932)
   Net unrealized depreciation on futures contracts                      (13,709)
   Net unrealized depreciation on swap contracts                          (3,501)
   Net unrealized appreciation on forward foreign currency
      contracts, foreign currencies and translation of
      other assets and liabilities denominated in foreign
      currencies                                                               1
                                                              ------------------
   Net Assets                                                 $        1,250,704
                                                              ==================
Net Asset Value, Offering and Redemption Price Per Share --
   Class A                                                    $             8.23
                                                               ($1,250,304,149 /
                                                              151,982,418 shares)
                                                              ==================
Net Asset Value, Offering and Redemption Price Per Share --
   Class I                                                    $             8.22
                                                                     ($400,332 /
                                                                   48,676 shares)
                                                              ==================

The accompanying notes are an integral part of the financial statements.


         120 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Statement of Operations ($ Thousands)

For the year ended September 30, 2008

                                                                   LARGE CAP
                                                                  DIVERSIFIED
                                                                  ALPHA FUND
                                                              ------------------
INVESTMENT INCOME:
   Dividends                                                  $           24,407
   Dividends from Affiliated Investments*                                  4,264
   Interest Income                                                         9,568
   Less: Foreign Taxes Withheld                                              (38)
                                                              ------------------
   Total Investment Income                                                38,201
                                                              ------------------
EXPENSES:
   Investment Advisory Fees                                                5,947
   Administration Fees                                                     5,314
   Shareholder Servicing Fees (A)                                          3,795
   Trustee Fees                                                               23
   Chief Compliance Officer Fees                                               4
   Shareholder Servicing Fees (I)                                              1
   Administration Servicing Fees (I)                                           1
   Dividend Expense on Short Sales                                         4,322
   Interest Expense on Short Sales                                         1,697
   Custodian/Wire Agent Fees                                                  96
   Printing Fees                                                              93
   Professional Fees                                                          57
   Registration Fees                                                          11
   Other Expenses                                                             49
                                                              ------------------
   Total Expenses                                                         21,410
                                                              ------------------
   Less:
   Waiver of Investment Advisory Fees                                        (50)
   Waiver of Shareholder Servicing Fees (A)                                 (916)
                                                              ------------------
   Net Expenses                                                           20,444
                                                              ------------------
NET INVESTMENT INCOME                                                     17,757
                                                              ==================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                          (106,881)
   Securities Sold Short                                                  26,844
   Futures Contracts                                                     (56,638)
   Written Options                                                             7
   Swap Contracts                                                        (27,127)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                          (316,639)
   Securities Sold Short                                                  39,397
   Futures Contracts                                                     (24,211)
   Written Options                                                            35
   Swap Contracts                                                         (1,055)
   Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currencies                            2
                                                              ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $         (448,509)
                                                              ==================

*    See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 121

Statement of Changes in Net Assets ($ Thousands)

For the years ended September 30,

                                                                LARGE CAP
                                                          DIVERSIFIED ALPHA FUND
                                                         -----------------------
                                                            2008         2007
                                                         ----------   ----------
OPERATIONS:
   Net Investment Income                                 $   17,757   $   16,920
   Net Realized Gain (Loss) from Investments,
      Securities Sold Short, Futures Contracts,
      Written Options and Swap Contracts                   (163,795)      59,820
   Net Realized Loss on Foreign Currency Transactions            --           (1)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Affiliated
      Investments, Securities Sold Short, Futures
      Contracts, Written Options and Swap Contracts        (302,473)     108,322
   Net Change in Unrealized Appreciation on Foreign
      Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currency                 2            1
                                                         ----------   ----------
   Net Increase (Decrease) in Net Assets Resulting
      from Operations                                      (448,509)     185,062
                                                         ----------   ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                               (19,433)     (15,519)
      Class I                                                    (5)          (2)
   Net Realized Gains:
      Class A                                               (63,042)      (7,983)
      Class I                                                   (19)          --
                                                         ----------   ----------
   Total Dividends and Distributions                        (82,499)     (23,504)
                                                         ----------   ----------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
      Proceeds from Shares Issued                           510,287      731,868
      Reinvestment of Dividends & Distributions              81,901       23,418
      Cost of Shares Redeemed                              (465,367)    (344,582)
                                                         ----------   ----------
   Increase in Net Assets Derived from Class A
      Transactions                                          126,821      410,704
                                                         ----------   ----------
   Class I:
      Proceeds from Shares Issued                                61          758
      Reinvestment of Dividends & Distributions                  24            3
      Cost of Shares Redeemed                                   (35)        (304)
                                                         ----------   ----------
   Increase in Net Assets Derived from Class I
      Transactions                                               50          457
                                                         ----------   ----------
   Increase in Net Assets Derived from Capital Share
      Transactions                                          126,871      411,161
                                                         ----------   ----------
   Net Increase (Decrease) in Net Assets                   (404,137)     572,719
                                                         ----------   ----------
NET ASSETS:
   BEGINNING OF YEAR                                      1,654,841    1,082,122
                                                         ----------   ----------
   END OF YEAR                                           $1,250,704   $1,654,841
                                                         ----------   ----------
   UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
      NET ASSETS AT YEAR END                             $    2,555   $    4,550
                                                         ==========   ==========

(1) See Note 4 in Notes to Financial Statements for additional information. Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         122 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Financial Highlights

For the years or period ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods


                                        Net
                                      Realized
                                        and                              Distributions                  Total
             Net Asset               Unrealized               Dividends       from                    Dividends,
               Value,       Net        Gains                  from Net      Realized                Distributions   Net Asset
             Beginning  Investment  (Losses) on  Total from  Investment      Capital      Return      and Return   Value, End
             of Period   Income(1)   Securities  Operations    Income         Gains     of Capital    of Capital    of Period
             ---------  ----------  -----------  ----------  ----------  -------------  ----------  -------------  ----------
LARGE CAP DIVERSIFIED ALPHA FUND
Class A
   2008        $11.78      $0.13      $(3.11)      $(2.98)     $(0.13)      $(0.44)         $--        $(0.57)       $ 8.23
   2007         10.38       0.14        1.47         1.61       (0.13)       (0.08)          --         (0.21)        11.78
   2006(2)      10.00       0.10        0.34         0.44       (0.06)          --           --         (0.06)        10.38
Class I
   2008        $11.78      $0.09      $(3.11)      $(3.02)     $(0.10)      $(0.44)         $--        $(0.54)       $ 8.22
   2007         10.38       0.11        1.48         1.59       (0.11)       (0.08)          --         (0.19)        11.78
   2006(3)      10.28       0.01        0.09         0.10          --           --           --            --         10.38

                                                                 Ratio of
                                                   Ratio of     Expenses
                                                   Expenses    to Average
                                                  to Average   Net Assets   Ratio of Net
                                      Ratio of    Net Assets   (Excluding    Investment
                        Net Assets    Expenses   (Excluding     Fees Paid      Income     Portfolio
              Total   End of Period  to Average   Fees Paid    Indirectly    to Average    Turnover
             Return+   ($Thousands)  Net Assets  Indirectly)  and Waivers)   Net Assets     Rate+
             -------  -------------  ----------  -----------  ------------  ------------  ---------
LARGE CAP DIVERSIFIED ALPHA FUND
Class A
   2008      (26.42)%   $1,250,304     1.35%(5)    1.35%(5)       1.41%         1.17%         93%
   2007       15.64      1,654,324     1.21(4)     1.21(4)        1.29          1.25          84
   2006(2)     4.44      1,082,101     1.09++      1.09++         1.16          1.18          72
Class I
   2008      (26.70)%   $      400     1.60%(5)    1.60%(5)       1.66%         0.92%         93%
   2007       15.42            517     1.46(4)     1.46(4)        1.54          0.99          84
   2006(3)     0.97             21     1.08++      1.08++         1.15          1.12          72

+ Returns and turnover rates are for the period indicated and have not been annualized.

++ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.

(1)  Per share net investment income calculated using average shares.

(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.

(3) Commenced operations on September 14, 2006. All ratios for the period have been annualized.

(4) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.94% and 1.20% for Class A and Class I Shares, respectively.

(5) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.15% and 1.40% for Class A and Class I, respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 123

Notes to Financial Statements

September 30, 2008

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 19 Funds: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond, Real Return Plus and Prime Obligation Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class I shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of September 30, 2008, the Real Return Plus and Prime Obligation Funds had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether the Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing


         124 SEI Asset Allocation Trust / Annual Report / March 31, 2009 bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the repurchase date of the repurchase agreement. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES CONTRACTS -- The Fund utilized futures contracts during the year or period ended September 30, 2008. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

OPTIONS/SWAPTIONS WRITING/PURCHASING -- The Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 125

September 30, 2008

or a loss on investment transactions. The Large Cap Diversified Alpha Fund had option/swaption contracts as of September 30, 2008 as disclosed in the Fund's Schedule of Investments.

The risk in writing a call option/swaption is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Fund pays a premium whether or not the option/swaption is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written option transactions entered into during the year ended September 30, 2008 are summarized as follows:

                                     Number of      Premium
                                     Contracts   ($ Thousands)
                                     ---------   -------------
Balance at the beginning of period       43           $ 7
Written                                  --            --
Expired                                  --            --
Closing Buys                            (43)           (7)
                                        ---           ---
Balance at the end of period             --            --
                                        ===           ===

SECURITIES SOLD SHORT -- As consistent with the Fund's investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Fund's portfolio. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. The Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose the Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.


         126 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

COLLATERALIZED DEBT OBLIGATIONS -- The Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Diversified Alpha Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

The Large Cap Diversified Alpha Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of 0.35% of the average daily net assets of the Large Cap Diversified Alpha Fund. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of the Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to the Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Fund, exclusive of short sale expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for the Fund are as follows:

                                                                      Voluntary
                                                                       Expense
                                                        Voluntary    Limitations
                                            Advisory     Expense       Prior to
                                              Fees     Limitations     03/01/08
                                            --------   -----------   -----------
Large Cap Diversified Alpha Fund, Class A    0.4000       0.9500        0.9500
Large Cap Diversified Alpha Fund, Class I    0.4000       1.2000        1.2000

As of September 30, 2008, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser

LARGE CAP DIVERSIFIED ALPHA FUND
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
Quantitative Management Associates LLC
Smith Breeden Associates, Inc.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 127

September 30, 2008

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as the Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A and Class I shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2008 were as follows ($ Thousands):

Large Cap Diversified Alpha Fund   $96

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2008, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

FEES PAID INDIRECTLY -- The Fund may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the year ended September 30, 2008, can be found on the Statement of Operations.

INVESTMENT IN AFFILIATED SECURITY -- The Fund may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (Thousands):

For the years ended September 30,
----------------------------------------------------------------------------
                                                               LARGE CAP
                                                              DIVERSIFIED
                                                               ALPHA FUND
                                                           -----------------
                                                             2008      2007
                                                           -------   -------
Class A:
      Shares Issued                                         51,288    65,075
      Shares Issued in Lieu of Dividends & Distributions     7,606     2,114
      Shares Redeemed                                      (47,337)  (30,979)
                                                           -------   -------
   Total Class A Transactions                               11,557    36,210
                                                           -------   -------
Class I:
      Shares Issued                                              6        68
      Shares Issued in Lieu of Dividends & Distributions         2        --
      Shares Redeemed                                           (3)      (27)
                                                           -------   -------
   Total Class I Transactions                                    5        41
                                                           -------   -------
   Net Increase in Capital Share Transactions               11,562    36,251
                                                           -------   -------

Amounts designated as "--" are $0 or have been rounded to $0.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year or period ended September 30, 2008, were as follows:

                                     U.S. Gov't        Other           Total
                                   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                   -------------   -------------   -------------
LARGE CAP DIVERSIFIED ALPHA FUND
Purchases ......................      $990,956        $622,953       $1,613,909
Sales ..........................       949,510         622,602        1,572,112

6. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United


         128 SEI Asset Allocation Trust / Annual Report / March 31, 2009

States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, swap income reclassification, nontaxable redemption in-kind gain/loss, distribution reclassification, REIT income reclassification and utilization of earnings and profits on shareholder redemptions and net operating losses have been reclassified to/from the following accounts as of September 30, 2008:

                                      Paid-in      Undistributed Net    Accumulated
                                      Capital       Investment Loss    Realized Gain
                                   ($ Thousands)     ($ Thousands)     ($ Thousands)
                                   -------------   -----------------   -------------
Large Cap Diversified Alpha Fund        $--              $(314)             $314

The tax character of dividends and distributions paid during the years or period ended September 30, 2008 and September 30, 2007 (unless otherwise indicated) was as follows:

                                          Ordinary Income   Long-term Capital Gain   Return of Capital       Total
                                           ($ Thousands)         ($ Thousands)         ($ Thousands)     ($ Thousands)
                                          ---------------   ----------------------   -----------------   -------------
Large Cap Diversified Alpha Fund   2008       $51,516               $30,983                 $--             $82,499
                                   2007        15,521                 7,983                  --              23,504

As of September 30, 2008, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                   Undistributed      Capital           Post                           Other           Total
                                      Ordinary          Loss          October        Unrealized      Temporary      Accumulated
                                       Income      Carryforwards       Losses       Depreciation    Differences        Losses
                                   ($ Thousands    ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                   -------------   -------------   -------------   -------------   -------------   -------------
Large Cap Diversified Alpha Fund       $2,506         $(3,489)       $(153,227)      $(183,163)         $50          $(337,323)

Post October losses represent losses realized on investment transactions from November 1, 2007 through September 30, 2008 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:


                                     Expires        Expires        Expires        Expires        Expires
                                       2016           2015           2014           2013           2012
                                  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
                                  -------------  -------------  -------------  -------------  -------------
Large Cap Diversified Alpha Fund      $3,489          $--            $--            $--            $--

                                                                Total Capital
                                     Expires        Expires          Loss
                                       2011           2010      Carryforwards
                                  ($ Thousands)  ($ Thousands)  ($ Thousands)
                                  -------------  -------------  -------------
Large Cap Diversified Alpha Fund       $--            $--           $3,489

For Federal income tax purposes, the cost of securities owned at September 30, 2008, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2008, were as follows:

                                      Federal       Appreciated     Depreciated    Net Unrealized
                                      Tax Cost       Securities      Securities     Depreciation
                                   ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)
                                   -------------   -------------   -------------   --------------
Large Cap Diversified Alpha Fund     $1,705,351       $110,405       $(325,131)      $(214,726)

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 129

Notes to Financial Statements (Concluded)

September 30, 2008

and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days. There is no guarantee that these investments will not lose value.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No.161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS TO OTHERS, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

10. OTHER MATTERS (Unaudited)

Due to volatility in the fixed income and equity markets, the market value of some of the Fund's holdings may currently be lower than shown in the Schedules of Investments ("SOI"). The values shown in the SOI's were the market values as of September 30, 2008 and do not reflect any market events after September 30, 2008.


         130 SEI Asset Allocation Trust / Annual Report / March 31, 2009

             Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of SEI Institutional Managed Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Large Cap Diversified Alpha Fund, one of the funds constituting SEI Institutional Managed Trust, as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Large Cap Diversified Alpha Fund, of SEI Institutional Managed Trust, as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                        (KPMG LLP)

Philadelphia, Pennsylvania
November 26, 2008


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 131

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following chart lists Trustees and Officers as of November 21, 2008.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                            TERM OF                                       NUMBER OF
                                             OFFICE                                      PORTFOLIOS
                                              AND                 PRINCIPAL                IN FUND
         NAME              POSITION(S)     LENGTH OF            OCCUPATION(S)              COMPLEX         OTHER DIRECTORSHIPS
       ADDRESS,             HELD WITH         TIME               DURING PAST              OVERSEEN               HELD BY
        AND AGE               TRUSTS       SERVED(1)             FIVE YEARS             BY TRUSTEE(2)            TRUSTEE
-----------------------  ---------------  -----------  ------------------------------  --------------  ---------------------------
INTERESTED TRUSTEES
Robert A. Nesher             Chairman     since 1982   Currently performs various            80        Trustee of The Advisors'
One Freedom                   of the                   services on behalf of SEI                       Inner Circle Fund, The
Valley Drive,                Board of                  Investments for which Mr.                       Advisors' Inner Circle Fund
Oaks, PA 19456              Trustees*                  Nesher is compensated.                          II, Bishop Street Funds,
61 yrs. old                                                                                            Director of SEI Global
                                                                                                       Master Fund, plc, SEI
                                                                                                       Global Assets Fund, plc,
                                                                                                       SEI Global Investments
                                                                                                       Fund, plc, SEI Investments
                                                                                                       Global, Limited, SEI
                                                                                                       Investments -- Global Fund
                                                                                                       Services, Limited, SEI
                                                                                                       Investments (Europe),
                                                                                                       Limited, SEI Investments --
                                                                                                       Unit Trust Management (UK),
                                                                                                       Limited, SEI Global Nominee
                                                                                                       Ltd., SEI Opportunity Fund,
                                                                                                       L.P., SEI Structured Credit
                                                                                                       Fund, L.P., and SEI Multi-
                                                                                                       Strategy Funds plc.

William M. Doran             Trustee*     since 1982   Self-employed consultant since        80        Trustee of The Advisors'
1701 Market Street                                     2003. Partner, Morgan, Lewis &                  Inner Circle Fund, The
Philadelphia, PA                                       Bockius LLP (law firm) from                     Advisors' Inner Circle Fund
19103                                                  1976 to 2003, counsel to the                    II, Bishop Street Funds,
68 yrs. old                                            Trust, SEI, SIMC, the                           Director of SEI since 1974.
                                                       Administrator and the                           Director of the Distributor
                                                       Distributor. Secretary of SEI                   since 2003. Director of SEI
                                                       since 1978.                                     Investments -- Global Fund
                                                                                                       Services, Limited, SEI
                                                                                                       Investments Global,
                                                                                                       Limited, SEI Investments
                                                                                                       (Europe), Limited, SEI
                                                                                                       Investments (Asia), Limited
                                                                                                       and SEI Asset Korea Co.,
                                                                                                       Ltd.

TRUSTEES

James M. Storey              Trustee      since 1995   Attorney, sole practitioner           80        Trustee of The Advisors'
One Freedom                                            since 1994. Partner, Dechert                    Inner Circle Fund, The
Valley Drive,                                          Price & Rhoads, September                       Advisors' Inner Circle Fund
Oaks, PA 19456                                         1987- December 1993.                            II, Bishop Street Funds,
77 yrs. old                                                                                            Massachusetts Health and
                                                                                                       Education Tax- Exempt
                                                                                                       Trust, and U.S. Charitable
                                                                                                       Gift Trust.

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, L.P.


         132 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                            TERM OF                                       NUMBER OF
                                             OFFICE                                      PORTFOLIOS
                                              AND                 PRINCIPAL                IN FUND
         NAME              POSITION(S)     LENGTH OF            OCCUPATION(S)              COMPLEX         OTHER DIRECTORSHIPS
       ADDRESS,             HELD WITH         TIME               DURING PAST              OVERSEEN               HELD BY
        AND AGE               TRUSTS       SERVED(1)             FIVE YEARS             BY TRUSTEE(2)            TRUSTEE
-----------------------  ---------------  -----------  ------------------------------  --------------  ---------------------------
TRUSTEES (CONTINUED)
George J. Sullivan, Jr.      Trustee      since 1996   Self-Employed Consultant,             80        Trustee of The Advisors'
One Freedom                                            Newfound Consultants Inc.                       Inner Circle Fund, The
Valley Drive                                           since April 1997.                               Advisors' Inner Circle Fund
Oaks, PA 19456                                                                                         II, Bishop Street Funds,
65 yrs. old                                                                                            State Street Navigator
                                                                                                       Securities Lending Trust,
                                                                                                       SEI Opportunity Fund,
                                                                                                       L.P.,and SEI Structured
                                                                                                       Credit Fund, L.P.

Rosemarie B. Greco           Trustee      since 1999   Director, Governor's Office of        80        Director, Sonoco, Inc.;
One Freedom`                                           Health Care Reform,                             Director, Exelon
Valley Drive                                           Commonwealth of Pennsylvania                    Corporation; Trustee,
Oaks, PA 19456                                         since 2003. Founder and                         Pennsylvania Real Estate
62 yrs. old                                            Principal, Grecoventures Ltd.                   Investment Trust.
                                                       from 1999 to 2002.

Nina Lesavoy                 Trustee      since 2003   Founder and Managing Director,        80        Director of SEI Opportunity
One Freedom                                            Avec Capital since 2008.                        Fund, L.P., and SEI
Valley Drive,                                          Managing Director, Cue Capital                  Structured Credit Fund,
Oaks, PA 19456                                         from March 2002- March 2008.                    L.P.
51 yrs. old

James M. Williams            Trustee      since 2004   Vice President and Chief              80        Trustee/Director of Ariel
One Freedom                                            Investment Officer, J. Paul                     Mutual Funds, SEI
Valley Drive,                                          Getty Trust, Non-Profit                         Opportunity Fund, L.P., and
Oaks, PA 19456                                         Foundation for Visual Arts,                     SEI Structured Credit Fund,
60 yrs. old                                            since December 2002.                            L.P.
                                                       President, Harbor Capital
                                                       Advisors and Harbor Mutual
                                                       Funds, 2000-2002.

Mitchell A. Johnson          Trustee      since 2007   Private Investor since 1994.          80        Trustee of the Advisors'
One Freedom                                                                                            Inner Circle Fund, The
Valley Drive,                                                                                          Advisor's Inner Circle Fund
Oaks, PA 19456                                                                                         II, and Bishop Street
66 yrs. old                                                                                            Funds.

Hubert L. Harris, Jr.        Trustee      since 2008   Retired since December 2005.          80        Director of Colonial
One Freedom                                            Chief Executive Officer and                     BancGroup, Inc. and Chair
Valley Drive,                                          Chair of the Board of                           of the Board of Trustees,
Oaks, PA 19456                                         Directors, AMVESCAP                             Georgia Tech Foundation,
65 yrs. old                                            Retirement, Inc.,                               Inc. (nonprofit
                                                       1997-December 2005. Chief                       corporation).
                                                       Executive Officer, INVESCO
                                                       North America, September
                                                       2003-December 2005.

OFFICERS

Robert A. Nesher         President & CEO  since 2005   Currently performs various           N/A                    N/A
One Freedom                                            services on behalf of SEI for
Valley Drive,                                          which Mr. Nesher is
Oaks, PA 19456                                         compensated.
61 yrs. old

Stephen F. Panner         Controller and  since 2005   Fund Accounting Director of          N/A                    N/A
One Freedom              Chief Financial               the Administrator since 2005.
Valley Drive,                Officer                   Fund Administration Manager,
Oaks, PA 19456                                         Old Mutual Fund Services,
38 yrs. old                                            2000-2005. Chief Financial
                                                       Officer, Controller and
                                                       Treasurer, PBHG Funds and PBHG
                                                       Insurance Series Fund,
                                                       2004-2005. Assistant
                                                       Treasurer, PBHG Funds and PBHG
                                                       Insurance Series Fund,
                                                       2000-2004. Assistant
                                                       Treasurer, Old Mutual Advisors
                                                       Fund, 2004-2005.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 133

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

                                            TERM OF                                       NUMBER OF
                                             OFFICE                                      PORTFOLIOS
                                              AND                 PRINCIPAL                IN FUND
         NAME              POSITION(S)     LENGTH OF            OCCUPATION(S)              COMPLEX         OTHER DIRECTORSHIPS
       ADDRESS,             HELD WITH         TIME               DURING PAST              OVERSEEN               HELD BY
        AND AGE               TRUSTS       SERVED(1)             FIVE YEARS             BY TRUSTEE(2)            TRUSTEE
-----------------------  ---------------  -----------  ------------------------------  --------------  ---------------------------
OFFICERS (CONTINUED)

Russell Emery                 Chief       since 2006   Chief Compliance Officer of          N/A                    N/A
One Freedom                 Compliance                 SEI Alpha Strategy Portfolios,
Valley Drive                 Officer                   L.P., SEI Structured Credit
Oaks, PA 19456                                         Fund, L.P., since June 2007.
45 yrs. old                                            SEI Institutional Managed
                                                       Trust, SEI Asset Allocation
                                                       Trust, SEI Institutional
                                                       International Trust, SEI
                                                       Liquid Asset Trust, SEI Daily
                                                       Income Trust, SEI Tax Exempt
                                                       Trust, SEI Institutional
                                                       Investments Trust, SEI
                                                       Opportunity Fund, L.P., The
                                                       Advisors' Inner Circle Fund,
                                                       The Advisors' Inner Circle
                                                       Fund II, and Bishop Street
                                                       Funds, since March 2006.
                                                       Director of Investment Product
                                                       Management and Development of
                                                       SIMC, February 2003- March
                                                       2006. Senior Investment
                                                       Analyst-- Equity Team of SEI,
                                                       March 2000-February 2003.

Timothy D. Barto          Vice President  since 2002   General Counsel, Vice                N/A                    N/A
One Freedom                    and                     President and Secretary of
Valley Drive                Secretary                  SIMC and the Administrator
Oaks, PA 19456                                         since 2004. Vice President and
40 yrs. old                                            Assistant Secretary of SEI
                                                       since 2001. Vice President of
                                                       SIMC and the Administrator
                                                       since 1999. Assistant
                                                       Secretary of SIMC, the
                                                       Administrator and the
                                                       Distributor and Vice President
                                                       of the Distributor, 1999-2003.

James Ndiaye              Vice President  since 2005   Vice President and Assistant         N/A                    N/A
One Freedom                    and                     Secretary of SIMC since 2005.
Valley Drive                Assistant                  Vice President, Deutsche Asset
Oaks, PA 19456              Secretary                  Management (2003-2004).
39 yrs. old                                            Associate, Morgan, Lewis &
                                                       Bockius LLP (2000-2003).

Michael T. Pang           Vice President  since 2005   Vice President and Assistant         N/A                    N/A
One Freedom                    and                     Secretary of SIMC since 2005.
Valley Drive                Assistant                  Counsel, Caledonian Bank &
Oaks, PA 19456              Secretary                  Trust's Mutual Funds Group
36 yrs. old                                            (2004). Counsel, Permal Asset
                                                       Management (2001-2004).

Aaron Buser               Vice President  since 2008   Vice President and Assistant         N/A                    N/A
One Freedom                    and                     Secretary of SIMC since 2007.
Valley Drive                Assistant                  Associate at Stark & Stark
Oaks, PA 19456              Secretary                  (2004-2007). Associate at
37 yrs. old                                            Flaster/Greenberg, P.C.
                                                       (2000-2004).

John J. McCue             Vice President  since 2004   Director of Portfolio                N/A                    N/A
One Freedom                                            Implementations for SIMC since
Valley Drive                                           1995. Managing Director of
Oaks, PA 19456                                         Money Market Investments for
45 yrs. old                                            SIMC since 2003.

Andrew S. Decker            Anti-Money    since 2008   Compliance Officer and Product       N/A                    N/A
One Freedom                 Laundering                 Manager, SEI 2005-2008. Vice
Valley Drive                Compliance                 President, Old Mutual Capital,
Oaks, PA 19456               Officer                   2000-2005.
44 yrs. old

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST AND SEI ALPHA STRATEGY PORTFOLIOS, L.P.


         134 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                   BEGINNING     ENDING                 EXPENSE
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE       EXPENSE     DURING
                                    4/1/08      9/30/08      RATIOS     PERIOD*
                                   ---------   ---------   ----------   -------
LARGE CAP DIVERSIFIED ALPHA FUND
ACTUAL FUND RETURN
Class A Shares                     $1,000.00   $  864.30      1.07%      $4.99
Class I Shares                      1,000.00      862.70      1.32        6.15
HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00   $1,019.65      1.07%      $5.40
Class I Shares                      1,000.00    1,018.40      1.32        6.66

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 135

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)


SEI Institutional Managed Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.


         136 SEI Asset Allocation Trust / Annual Report / March 31, 2009

At the June 25-26, 2008 and September 17-18, 2008 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

- the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

- the Funds' investment performance and how it compared to that of other comparable mutual funds;

- the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

- the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

- the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 137

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


         138 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Notice to Shareholders (Unaudited)

For shareholders who do not have a September 30, 2008, taxable year end, this notice is for informational purposes only. For shareholders with a September 30, 2008, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended September 30, 2008, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                                                                                    (C)
                                                        (B)                                       DIVIDENDS
                                        (A)          ORDINARY                                   QUALIFYING
                                     LONG-TERM        INCOME                       TOTAL        FOR CORPORATE
                                    CAPITAL GAIN   DISTRIBUTIONS   RETURN OF   DISTRIBUTIONS   DIVIDENDS REC.
FUND                                DISTRIBUTION    (TAX BASIS)     CAPITAL     (TAX BASIS)    DEDUCTION (1)
----                               -------------   -------------   ---------   -------------   --------------
Large Cap Diversified Alpha Fund        38%            62%             0%          100%              61%

                                         (D)
                                      QUALIFYING
                                   DIVIDEND INCOME         (E)           INTEREST       SHORT-TERM
                                    (15% TAX RATE    U.S. GOVERNMENT      RELATED      CAPITAL GAIN
FUND                                 FOR QDI) (2)     INTEREST (3)     DIVIDENDS (4)   DIVIDENDS (5)
----                               ---------------   ---------------   -------------   -------------
Large Cap Diversified Alpha Fund         46%                1%              17%             100%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Items (A) and (B) are based on the percentages of each Fund's total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.

Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.


        SEI Asset Allocation Trust / Annual Report / March 31, 2009 139

                             Supplemental Financial
                                   Information
                          SLAT Prime Obligation Fund:

            Schedule of Investments as of March 31, 2009 (Unaudited)

       Statement of Assets & Liabilities as of March 31, 2009 (Unaudited)

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund
March 31, 2009

SECTOR WEIGHTINGS*:

                                  (BAR CHART)

Commercial Paper                     62.5%
U.S. Government Agency Obligations   13.7%
Certificates of Deposit              11.8%
Repurchase Agreement                  9.0%
Capital Support Agreement             1.7%
Corporate Obligations                 0.9%
Bankers Acceptance                    0.4%

*    Percentages based on total investments.

                                                                                  Face Amount        Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
COMMERCIAL PAPER (A) (B) -- 62.5%
   Barton Capital LLC
         0.463%, 04/06/09                                                        $      23,043   $      23,042
         0.520%, 05/12/09                                                                3,000           2,998
         0.551%, 05/20/09                                                               25,030          25,011
         0.701%, 05/22/09                                                               15,500          15,485
         0.651%, 06/01/09                                                                9,000           8,990
   Bryant Park Funding
         0.500%, 04/16/09                                                                7,000           6,999
   Cancara Asset Securitisation LLC
         0.801%, 04/09/09                                                                5,000           4,999
         0.751%, 04/16/09                                                               14,000          13,996
         1.053%, 05/07/09                                                               29,000          28,970
   Fairway Finance
         0.560%, 04/01/09                                                               14,000          14,000
         0.450%, 04/02/09                                                               10,000          10,000
         0.601%, 06/17/09                                                               20,000          19,974
   Gemini Securitization LLC
         0.580%, 04/02/09                                                               65,000          64,999
         0.550%, 04/06/09                                                                5,000           5,000
         0.550%, 04/13/09                                                                5,000           4,999
   General Electric Capital
         1.356%, 04/06/09                                                                4,000           3,999
         0.702%, 06/26/09                                                               55,000          54,908
   Gotham Funding
         0.701%, 05/05/09                                                               32,000          31,979
         0.782%, 06/08/09                                                                8,000           7,988
         0.782%, 06/10/09                                                                3,000           2,995
   HSBC USA
         0.410%, 04/08/09                                                               34,000          33,997
         0.450%, 04/09/09                                                               41,000          40,996
   Issuer Entity LLC
         3.295%, 11/06/09
         (C) (D) (E) (F) (G) (H)                                                        12,743           3,138
   Jupiter Securitization LLC
         0.400%, 04/10/09                                                                8,000           7,999
         0.400%, 04/13/09                                                                8,000           7,999
   Liberty Street Funding
         0.430%, 04/22/09                                                               37,000          36,991
         0.631%, 06/18/09                                                               10,000           9,986

                                                                                  Face Amount        Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   Old Line Funding LLC
         0.651%, 05/01/09                                                        $      21,000   $      20,989
         0.651%, 05/04/09                                                               19,000          18,989
         0.651%, 06/01/09                                                                4,000           3,996
         0.651%, 06/02/09                                                               26,000          25,971
         0.651%, 06/08/09                                                                5,000           4,994
   Park Avenue Receivables
         0.400%, 04/20/09                                                               75,000          74,983
   Procter & Gamble
         0.280%, 05/01/09                                                                9,200           9,198
         0.310%, 05/18/09                                                               20,000          19,992
   Roche Holdings
         0.250%, 04/16/09                                                               50,000          49,995
   Sheffield Receivables
         0.450%, 04/09/09                                                               12,000          11,999
         0.601%, 04/16/09                                                               43,000          42,989
         0.550%, 05/07/09                                                                3,000           2,998
         0.633%, 06/08/09                                                               13,000          12,984
   Thames Asset Global Securitization LLC
         0.571%, 04/07/09                                                               50,000          49,995
         0.650%, 04/14/09                                                               13,000          12,997
         0.650%, 04/17/09                                                                8,000           7,998
         0.530%, 04/23/09                                                                1,000           1,000
   Variable Funding Capital
         0.430%, 04/17/09                                                               13,000          12,998
         0.651%, 05/07/09                                                               14,000          13,991
         0.516%, 05/26/09                                                               38,000          37,970
   Victory Receivables
         0.500%, 04/21/09                                                                2,000           1,999
         0.721%, 05/07/09                                                               31,000          30,977
   Wickersham Issuer Entity
         5.674%, 11/06/09
         (C) (E) (F) (G) (H) (I)                                                        17,134           9,412
                                                                                                 -------------
Total Commercial Paper
   (Cost $986,549) ($ Thousands)                                                                       971,851
                                                                                                 -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.7%
   FHLB
         2.620%, 04/28/09                                                               20,000          20,034
         2.560%, 08/04/09                                                                2,000           2,013
   FHLB DN (N)
         0.370%, 05/20/09                                                               10,000           9,995
         0.521%, 06/15/09                                                               10,000           9,989
         0.451%, 06/29/09 to 07/13/09                                                   11,000          10,988
         0.572%, 07/20/09                                                               20,000          19,965
   FHLMC (N)
         5.250%, 05/21/09                                                                2,000           2,014


        SEI Asset Allocation Trust / Annual Report / March 31, 2009 141

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)
March 31, 2009

                                                                                  Face Amount        Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
   FHLMC DN (N)
         0.329%, 04/01/09                                                        $      38,350   $      38,350
         1.155%, 04/02/09                                                               16,200          16,199
         1.176%, 04/21/09                                                               10,000           9,993
         1.156%, 05/06/09                                                               20,000          19,978
         0.310%, 05/22/09                                                                7,000           6,997
         0.481%, 06/22/09                                                               12,000          11,987
   FNMA DN (N)
         0.421%, 05/18/09                                                               25,000          24,986
         0.371%, 05/20/09                                                                2,000           1,999
         0.542%, 06/22/09                                                                3,000           2,996
         0.411%, 07/08/09                                                                5,000           4,995
                                                                                                 -------------
Total U.S. Government Agency Obligations
   (Cost $213,478) ($ Thousands)                                                                       213,478
                                                                                                 -------------
CERTIFICATES OF DEPOSIT -- 11.8%
   Branch Banking & Trust (E)
         1.324%, 06/05/09                                                               50,000          50,043
   Chase Bank USA
         0.500%, 04/09/09                                                               25,000          25,000
         0.500%, 04/20/09                                                               41,000          41,000
   US Bank
         0.700%, 06/03/09                                                               10,000          10,000
         0.500%, 05/21/09                                                               37,500          37,500
         0.450%, 04/21/09                                                               20,000          20,000
                                                                                                 -------------
Total Certificates of Deposit
   (Cost $183,543) ($ Thousands)                                                                       183,543
                                                                                                 -------------
CAPITAL SUPPORT AGREEMENT (C) -- 1.7%
   SEI Capital Support Agreement                                                        25,564          25,564
                                                                                                 -------------
Total Capital Support Agreement
   (Cost $0) ($ Thousands)                                                                              25,564
                                                                                                 -------------

                                                                                  Face Amount        Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
CORPORATE OBLIGATIONS
(C) (E) (F) (G) (H) (J) -- 0.9%
   Axon Financial Funding Fund LLC MTN
         2.718%, 11/06/09 (K)                                                    $      13,054   $       5,614
   Stanfield Victoria Funding MTN
         2.070%, 11/06/09 (L)                                                           16,193           8,096
                                                                                                 -------------
Total Corporate Obligations
   (Cost $29,246) ($ Thousands)                                                                         13,710
                                                                                                 -------------
BANKERS ACCEPTANCE -- 0.4%
   JPMorgan Chase Bank
         0.601%, 06/09/09                                                                6,000           5,993
                                                                                                 -------------
Total Bankers Acceptance
   (Cost $5,993) ($ Thousands)                                                                           5,993
                                                                                                 -------------
REPURCHASE AGREEMENT (M) -- 9.0%
   BNP Paribas
      0.200%, dated 03/31/09, to be
      repurchased on 04/01/09,
      repurchase price $140,274,779
      (collateralized by various
      FHLB/FHLMC/FNMA obligations,
      ranging in par value $40,000-
      $5,000,000, 2.000%-6.350%,
      04/01/09-01/13/25, with a
      total market value $143,080,093)                                                 140,274         140,274
                                                                                                 -------------
Total Repurchase Agreement
   (Cost $140,274) ($ Thousands)                                                                       140,274
                                                                                                 -------------
Total Investments -- 100.0%
   (Cost $1,559,083)($ Thousands)+                                                               $   1,554,413
                                                                                                 =============

Restricted Securities -- At March 31, 2009, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there form. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, along with their cost and values at March 31, 2009, were as follows:

                                 FACE AMOUNT   ACQUISITION    AMORTIZED   FAIR VALUE   % OF NET
DESCRIPTION                         (000)         DATE       COST (000)      (000)      ASSETS
-----------                      -----------   -----------   ----------   ----------   --------
Axon Financial Funding LLC MTN
   2.718%, 11/06/09                $13,054       04/04/07      $13,054      $ 5,614      0.36%
Issuer Entity LLC
   3.295%, 11/06/09                 12,743       11/12/07       12,741        3,138      0.20
Stanfield Victoria Funding MTN
   2.070%, 11/06/09                 16,193       03/07/07       16,191        8,096      0.52
Wickersham Issuer Entity
   5.674%, 11/06/09                 17,134       05/15/08       14,508        9,412      0.61
                                                               -------      -------      ----
Totals                                                         $56,494      $26,260      1.69%
                                                               =======      =======      ====


        142 SEI Asset Allocation Trust / Annual Report / March 31, 2009

On December 3, 2007, the Fund entered into a Capital Support Agreement, as amended with SEI Investments Company ("SEI"), which is the parent company of SIMC. The Capital Support Agreement requires SEI to commit capital to the Fund, subject to a specified maximum contribution amount, if the Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Fund which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net asset value to drop below $0.9950. The Eligible Notes held in the Fund as of March 31, 2009 are presented in the footnotes on the Schedule of Investments. As of March 31, 2009, the maximum contribution amount was $30 million. Upon the sale or other ultimate disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to 0.9950, or (iii) the maximum contribution amount, taking into account all prior contributions. SEI's obligations under the Agreement may be supported by either a Letter of Credit issued by a bank having a First Tier credit rating or cash held in a segregated account. The Fund will draw on the Letter of Credit or withdraw from the segregated account in the event that SEI fails to make a cash contribution when due under the Agreement. The Fund will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Fund is not required to complete any such sale if the amount the Fund expects to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if the Affiliate substitutes an obligation or credit support that satis-fies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is November 6, 2009. The following table shows the Eligible Notes and their amortized cost and fair market value as of March 31, 2009. The acquisition dates of these investments, along with their cost and values at January 31, 2009, were as follows:

                                   FACE
                                  AMOUNT    AMORTIZED   FAIR VALUE       UNREALIZED
DESCRIPTION                       (000)    COST (000)      (000)     DEPRECIATION (000)
-----------                      -------   ----------   ----------   ------------------
Axon Financial Funding LLC MTN
   2.718%, 11/06/09              $13,054     $13,054      $ 5,614        $ (7,440)
Issuer Entity LLC
   3.295%, 11/06/09               12,743      12,741        3,138          (9,603)
Stanfield Victoria Funding MTN
   2.070%, 11/06/09               16,193      16,191        8,096          (8,095)
Wickersham Issuer Entity
   5.674%,11/06/09                17,134      14,508        9,412          (5,096)
                                 -------     -------      -------        --------
Totals                           $59,124     $56,494      $26,260         (30,234)
                                 =======     =======      =======        ========


     Percentages are based on Net Assets of $1,554,980 ($ Thousands).

(A) Securities are held in connection with a letter of credit issued by a major bank.

(B)  The rate reported is the effective yield at time of purchase.

(C) The Fund has entered into a Capital Support Agreement ("agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the Fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair values to drop below $0.9950. As of March 31, 2009, the fair value of the agreement was $25,564 ($ Thousands).

(D) Notes issued by Issuer Entity LLC were received by the Fund in connection with a restructuring of Ottimo Funding Ltd. ("Ottimo") on November 2, 2007. The Fund previously held notes issued by Ottimo, which defaulted prior to the restructuring.

(E) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on March 31, 2009. The demand and interest rate reset features give this security a shorter effective maturity date.

(F) Securities considered illiquid. The total value of such securities as of March 31, 2009 was $26,260 ($ Thousands) and represented 1.69% of Net Assets.

(G) Securities considered restricted. The total value of such securities as of March 31, 2009 was $26,260 ($ Thousands) and represented 1.69% of Net Assets.

(H)  The value shown is the fair value as of March 31, 2009.

(I) Notes Issued by Wickersham Issuer Entity LLC were received by the Fund in connection with a restructuring of Thornburg Mortgage Capital, Inc. (Thornburg) on May 16, 2008. The Fund previously held notes issued by Thornburg, which defaulted prior to restructuring.

(J) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(K) On November 21, 2007, due to deterioration in the market value of the assets of Axon Finance Funding, LLC ("Axon"), provisions in the organizational documents of Axon were triggered that caused the notes issued by Axon to become immediately due and payable. Since no payments have been received, the Axon notes are in default.

(L) On January 18, 2008, due to deterioration in the market value of the assets Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default. Since that time, this security's valuation has been determined in accordance with fair value for purposes of calculating the Fund's "mark-to-market" net asset value. As of the time of this filing, there is a material difference between the fair value of this security and its amortized cost.

(M)  Tri-Party Repurchase Agreement

(N) Zero Coupon Security. The rate reported is the effective yield at time of purchase.

DN -- Discount Note

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

LLC -- Limited Liability Company

MTN -- Medium Term Note

+ At March 31, 2009, the tax basis cost of the Fund's investments was $1,559,083 ($ Thousands), and the unrealized appreciation and depreciation was $25,564 ($ Thousands) and $(30,234) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 143

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Statement of Assets and Liabilities ($ Thousands)

March 31, 2009 (Unaudited)

                                                                                   PRIME
                                                                                OBLIGATION
                                                                                   FUND
                                                                                ----------
ASSETS:
   Investments at Market Value (Cost $1,418,809)                                $1,388,575
   Affiliated Investment at Value                                                   25,564
   Repurchase Agreement (Cost $140,274)                                            140,274
   Cash                                                                                604
   Accrued Income                                                                      578
   Prepaid expenses                                                                     80
                                                                                ----------
   Total Assets                                                                  1,555,675
                                                                                ----------
LIABILITIES:
   Payable due to Administrator                                                        508
   Payable due to Investment Adviser                                                    51
   Payable for Income Distribution                                                      17
   Trustees Fees Payable                                                                 5
   Chief Compliance Officer Fees Payable                                                 1
   Accrued expenses                                                                    113
                                                                                ----------
   Total Liabilities                                                                   695
                                                                                ----------
   Net Assets                                                                   $1,554,980
                                                                                ----------
NET ASSETS CONSIST OF:
   Paid-in Capital                                                              $1,562,287
   Undistributed Net Investment Income                                               1,201
   Accumulated net realized loss on Investments                                     (3,838)
   Net unrealized depreciation on investments                                       (4,670)
                                                                                ----------
   Net Assets                                                                   $1,554,980
                                                                                ----------
   Net Asset Value, Offering and Redemption Price Per Share -- Class A Shares
      ($1,554,980 / 1,562,288)                                                  $     1.00
                                                                                ----------

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 145

                             Supplemental Financial
                                   Information
                           SLAT Prime Obligation Fund:
                        Annual Report as of June 30, 2008

TABLE OF CONTENTS

Letter to Shareholders                                                       148
Schedule of Investments                                                      149
Statement of Assets and Liabilities                                          151
Statement of Operations                                                      152
Statements of Changes in Net Assets                                          153
Financial Highlights                                                         154
Notes to Financial Statements                                                155
Report of Independent Registered Public Accounting Firm                      159
Trustees and Officers of the Trust                                           160
Disclosure of Fund Expenses                                                  163
Board of Trustees Considerations in Approving the
   Advisory and Sub-Advisory Agreements                                      164
Notice to Shareholders                                                       166

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SEI LIQUID ASSET TRUST -- JUNE 30, 2008

To Our Shareholders:

For the fiscal year ended on June 30, 2008, the fixed income markets experienced turbulent conditions as escalating delinquencies and defaults on sub-prime mortgages triggered a flight to safety into U.S. Treasury obligations. The macro economy was also under pressure as manufacturing activity, consumer spending, and employment all showed weakness. In response, the Federal Reserve (Fed) took aggressive measures to promote market liquidity and ensure financial stability. During the 12-month period, the Fed cut the Fed funds target rate from 5.25% to 2.00%. In addition, the Fed lowered the discount rate by 4.00% and created two new lending facilities (the Treasury Securities Lending Facility and the Primary Dealer Credit Facility), which for the first time provided direct financing to primary dealers. Globally, foreign central banks also joined the Fed in providing liquidity to the markets through emergency lending facilities.

During the period, 3-month Treasury yields fell from 4.86% to 1.73%, while the 3-month Libor yield declined from 5.36% to 2.78%. Investor risk aversion pushed asset-backed commercial paper (ABCP) spreads significantly wider, while unsecured corporate CP widened in sympathy, but to a lesser degree. Yield spreads on certain bank and financial issuers rose to such a degree that the programs withdrew from the market. Several Structured Investment Vehicles
(SIVs), a subset of ABCP, had difficulty in rolling their paper when market conditions caused the market value of the underlying collateral to decline.

From an issuance perspective, Fed data shows that commercial paper outstanding declined sharply during the period. Total commercial paper outstanding dropped by about $400 billion, mainly due to the decline in ABCP outstandings. In spite of the negative headlines, money market funds continued to receive record cash inflows. By the end of the period, total assets of U.S. money market funds exceeded $3.4 trillion.

The Prime Obligation Fund (the "Fund") has been impacted by the deterioration in the credit markets, in that the Fund has exposure to SIVs. SEI and the Fund's sub-advisor, Columbia Management Advisors, LLC, a Bank of America subsidiary, are actively monitoring market events, and are committed to delivering the core investment goals of the Fund, namely preservation of principal and liquidity.

Sincerely,


/s/ Robert A. Nesher
Robert A. Nesher
President


         148 SEI Asset Allocation Trust / Annual Report / March 31, 2009

SCHEDULE OF INVESTMENTS

Prime Obligation Fund
June 30, 2008

SECTOR WEIGHTINGS*:

                                  (BAR CHART)

Commercial Paper                     62.5%
U.S. Government Agency Obligations   13.7%
Certificates of Deposit              11.8%
Repurchase Agreement                  9.0%
Capital Support Agreement             1.7%
Corporate Obligations                 0.9%
Bankers Acceptance                    0.4%

*    Percentages based on total investments.

                                                                                  Face Amount        Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
COMMERCIAL PAPER (D) (F) -- 70.2%
   Amstel Funding Corporation
      2.666%, 07/10/08                                                           $      30,000   $      29,980
      2.706%, 07/16/08                                                                  18,000          17,980
      2.807%, 07/18/08                                                                  10,000           9,987
   Archer-Daniels-Midland
      2.107%, 07/08/08                                                                  29,367          29,355
   AT&T, Inc.
      2.110%, 07/30/08                                                                  13,100          13,078
   Cancara Asset Securities LLC
      2.872%, 07/07/08                                                                  35,000          34,983
      2.820%, 07/10/08                                                                  25,000          24,982
   Ciesco LLC
      2.709%, 09/09/08                                                                  40,000          39,791
   Clipper Receivables Corporation LLC
      2.864%, 08/21/08                                                                  26,000          25,895
      2.982%, 09/16/08                                                                  18,000          17,886
   Edison Asset
      2.623%, 08/08/08                                                                  25,000          24,931
   Fairway Finance Corporation
      2.783%, 08/22/08                                                                  15,000          14,940
   FCAR Owner Trust I
      3.023%, 07/15/08                                                                  48,000          47,944
   FCAR Owner Trust II
      3.038%, 07/28/08                                                                  10,000           9,977
   GE Capital Corporation
      2.854%, 09/22/08                                                                  15,000          14,902
      2.854%, 09/23/08                                                                  14,000          13,908
   Gemini Securitization Corporation
      2.688%, 09/02/08                                                                  40,000          39,813
   Goldman Sachs Corporation
      2.658%, 08/28/08                                                                  42,719          42,537
   Govco LLC
      2.616%, 08/11/08                                                                  15,000          14,956
   Grampian Funding LLC
      2.785%, 07/11/08                                                                  35,000          34,973
      2.720%, 09/08/08                                                                  20,000          19,897
   Issuer Entity LLC (A) (B) (G) (H) (I) (M)
      2.627%, 10/30/08                                                                  13,843           8,238
   JPMorgan Chase & Company
      2.658%, 07/16/08                                                                   2,000           1,998
      2.516%, 08/11/08                                                                  36,000          35,898

                                                                                  Face Amount        Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
Jupiter Securitization Corporation LLC
      2.720%, 07/07/08                                                           $      25,000   $      24,989
   Old Line Funding LLC
      2.782%, 08/15/08                                                                  25,000          24,913
   Scaldis Capital LLC
      2.896%, 07/02/08                                                                  35,000          34,997
      2.783%, 08/18/08                                                                  15,000          14,945
   Solitaire Funding LLC
      2.850%, 07/11/08                                                                  25,000          24,980
      2.800%, 09/04/08                                                                  30,000          29,849
   Surrey Funding Corporation
      2.865%, 08/20/08                                                                  18,000          17,929
   Tulip Funding Corporation
      2.655%, 07/15/08                                                                  18,000          17,981
   Variable Funding Capital Corporation
      2.719%, 07/02/08                                                                  30,000          29,998
      2.587%, 08/18/08                                                                  22,000          21,925
   Wickersham Issuer Entity
      (A) (B) (G) (H) (I) (N)
      2.963%, 05/13/09                                                                  18,968          16,349
                                                                                                 -------------
Total Commercial Paper
   (Cost $832,179) ($ Thousands)                                                                       827,684
                                                                                                 -------------
CORPORATE OBLIGATIONS (A) -- 4.7%
   Asscher Finance MTN
      5.550%, 07/16/08 (C) (G) (H)                                                       6,590           6,589
   Axon Financial Fund LLC MTN
      (B) (C) (G) (H) (I) (L)
      2.718%, 05/06/09                                                                  15,000          12,150
   Cheyne Finance MTN
      (B) (C) (G) (H) (I) (J)
      2.063%, 11/17/08                                                                   8,168           5,718
   JPMorgan Chase MTN
      2.448%, 09/11/08                                                                  15,000          15,000
   Stanfield Victoria Funding MTN
      (B) (C) (G) (H) (I) (K)
      2.070%, 04/21/09                                                                  20,000          16,400
                                                                                                 -------------
Total Corporate Obligations
   (Cost $64,756) ($ Thousands)                                                                         55,857
                                                                                                 -------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 5.1%
   FNMA DN
      2.460%, 09/24/08                                                                  60,000          59,652
                                                                                                 -------------
Total U.S. Government Agency Obligation
   (Cost $59,652) ($ Thousands)                                                                         59,652
                                                                                                 -------------


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 149

SCHEDULE OF INVESTMENTS

Prime Obligation Fund (Concluded)
June 30, 2008

                                                                                   Face Amount       Value
Description                                                                      ($ Thousands)   ($ Thousands)
-----------                                                                      -------------   -------------
CERTIFICATE OF DEPOSIT (D) -- 4.9%
   Wells Fargo
      2.360%, 08/22/08                                                           $      58,000   $      58,000
                                                                                                 -------------
Total Certificate of Deposit
   (Cost $58,000) ($ Thousands)                                                                         58,000
                                                                                                 -------------
INSURANCE FUNDING AGREEMENT -- 2.5%
   MetLife Funding Agreement
      2.783%, 07/11/08 (A) (B) (I)                                                      30,000          30,000
                                                                                                 -------------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                                                         30,000
                                                                                                 -------------
REPURCHASE AGREEMENT (E) -- 11.5%
   Deutche Bank Securities
      2.500%, dated 06/30/08,
      to be repurchased on 07/01/08,
      repurchase price $135,751,427
      (collateralized by various FHLB/
      FHLMC/FNMA obligations, ranging
      in par value $38,020,000-
      $50,000,000, 4.200%-4.600%,
      06/04/12-06/24/13, with a total
      market value $138,460,235)                                                       135,742         135,742
                                                                                                 -------------
Total Repurchase Agreement
   (Cost $135,742) ($ Thousands)                                                                       135,742
                                                                                                 -------------
CAPITAL SUPPORT AGREEMENT (G) -- 1.0%
   SEI Capital Support Agreement                                                        11,476          11,476
                                                                                                 -------------
Total Capital Support Agreement
   (Cost $0)                                                                                            11,476
                                                                                                 -------------
Total Investments -- 99.9%
   (Cost $1,180,329) ($ Thousands)                                                               $   1,178,411
                                                                                                 =============

Description

Percentages are based on Net Assets of $1,179,542 ($ Thousands).

(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on June 30, 2008. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities considered illiquid. The total value of such securities as of June 30, 2008 was $88,855 ($ Thousands) and represented 7.53% of Net Assets.

(C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."

(D) Securities are held in connection with a letter of credit issued by a major bank.

(E)  Tri-Party Repurchase Agreement.

(F)  The rate reported is the effective yield at time of purchase.

(G) The fund has entered into a Capital Support Agreement ("Agreement") with SEI Investments Company ("SEI") which provides that SEI will contribute capital to the fund, up to a specified maximum amount, in the event that the Fund realizes a loss on any of these securities and such realized loss causes the Fund's net asset value as calculated using fair value to drop below $0.995. As of June 30, 2008, the fair value of the Agreement was $11,476 ($ Thousands).

(H)  The value shown is the market value as of June 30, 2008. Please refer to
     Note 8 for the amortized cost value as of June 30, 2008.

(I) These securities are considered restricted. The total value of such securities as of June 30, 2008 was $88,855 ($ Thousands) and represented 7.53% of Net Assets.

(J) On October 17, 2008, due to deterioration in the market value of the assets of Cheyne Finance, LLC ("Cheyne"), provisions in the organizational documents of Cheyne were triggered that caused the notes issued by Cheyne to become immediately due and payable.
     Since no payments have been received, the Cheyne notes are in default.

(K) On January 18, 2008, due to deterioration in the market value of the assets of Stanfield Victoria Finance, LLC ("Victoria"), provisions in the organizational documents of Victoria were triggered that caused the notes issued by Victoria to become immediately due and payable. Since no payments have been received, the Victoria notes are in default.

(L) On November 21, 2007, due to deterioration in the market value of the assets of Axon Financial Funding, LLC ("Axon"), provisions in the organizational documents of Axon were triggered that caused the notes issued by Axon to become immediately due and payable. Since no payments have been received, the Axon notes are in default.

(M) Notes issued by Issuer Entity LLC were received by the Fund in connection with a restructuring of Ottimo Funding Ltd. ("Ottimo") on November 2, 2007. The Fund previously held notes issued by Ottimo, which defaulted prior to the restructuring.

(N) Notes issued by Wickersham Issuer Entity LLC were received by the Fund in connection with a restructuring of Thornburg Mortgage Capital, Inc. (Thornburg) on May 16, 2008. The Fund previously held notes issued by Thornburg, which defaulted prior to restructuring.

DN -- Discount Note

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

LLC -- Limited Liability Company

MTN -- Medium Term Note

The accompanying notes are an integral part of the financial statements.


         150 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Statement of Assets and Liabilities ($ Thousands)

as of June 30, 2008

                                                                                   PRIME
                                                                                 OBLIGATION
                                                                                    FUND
                                                                                -----------
ASSETS:
   Investments at Market Value (Cost $1,044,587)                                $1,031,193
   Affiliated Investment at Value                                                   11,476
   Repurchase Agreement (Cost $135,742)                                            135,742
   Cash                                                                                994
   Accrued Income                                                                      864
   Prepaid expenses                                                                     15
                                                                                ----------
   Total Assets                                                                  1,180,284
                                                                                ----------
LIABILITIES:
   Payable for Income Distribution                                                     247
   Payable due to Administrator                                                        338
   Payable due to Investment Adviser                                                    42
   Chief Compliance Officer Fees Payable                                                 2
   Trustees Fees Payable                                                                 1
   Accrued expenses                                                                    112
                                                                                ----------
   Total Liabilities                                                                   742
                                                                                ----------
   Net Assets                                                                   $1,179,542
                                                                                ----------
NET ASSETS CONSIST OF:
   Paid-in Capital                                                              $1,185,227
   Distributions in excess of Net Investment Income                                     44
   Accumulated net realized loss on Investments                                     (3,810)
   Net Unrealized Depreciation on Investments                                       (1,919)
                                                                                ----------
   Net Assets                                                                   $1,179,542
                                                                                ----------
   Net Asset Value, Offering and Redemption Price Per Share -- Class A Shares
      ($1,179,542 / 1,185,228)                                                  $     1.00
                                                                                ----------

The accompanying notes are an integral part of the financial statements


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 151

Statement of Operations ($ Thousands)

For the year ended June 30, 2008

                                                                                   PRIME
                                                                                 OBLIGATION
                                                                                    FUND
                                                                                -----------
INVESTMENT INCOME:
   Interest Income                                                               $ 45,395
                                                                                 --------
EXPENSES:
   Administration Fees                                                              4,542
   Shareholder Servicing Fees -- Class A                                            2,700
   Investment Advisory Fees                                                           492
   Trustees' Fees                                                                      16
   Chief Compliance Officer Fees                                                        4
   Printing Fees                                                                      188
   Professional Fees                                                                   52
   Registration Fees                                                                   27
   Custodian/Wire Agent Fees                                                           20
   Insurance Expense                                                                    8
   Other Expenses                                                                      16
                                                                                 --------
   Total Expenses                                                                   8,065
                                                                                 --------
   Less, Waiver of:
      Administration Fees                                                            (607)
      Shareholder Servicing Fees -- Class A                                        (2,700)
                                                                                 --------
   Net Expenses                                                                     4,758
                                                                                 --------
NET INVESTMENT INCOME                                                              40,637
                                                                                 ========
   Net Realized Loss on Investments                                                (3,930)
   Net Change in Unrealized Appreciation (Depreciation) on/from:
      Investments                                                                 (13,395)
      Affiliated Investment                                                        11,476
                                                                                 --------
   Net Realized and Unrealized Loss on Investments                                 (5,849)
                                                                                 --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $ 34,788
                                                                                 ========

The accompanying notes are an integral part of the financial statements.


         152 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Statements of Changes in Net Assets ($ Thousands)

For the years ended June 30,

                                                                                  PRIME OBLIGATION FUND
                                                                                -------------------------
                                                                                    2008          2007
                                                                                -----------   -----------
OPERATIONS:
   Net Investment Income                                                        $    40,637   $    41,318
   Net Realized Loss on Investments                                                  (3,930)           (8)
   Net Change in Unrealized Depreciation on Investments and Affiliated
      Investment                                                                     (1,919)           --
                                                                                -----------   -----------
   Net Increase in Net Assets Resulting from Operations                              34,788        41,310
                                                                                -----------   -----------
DIVIDENDS FROM:
   Net Investment Income:
      Class A                                                                       (40,418)      (41,318)
                                                                                -----------   -----------
   Total Dividends                                                                  (40,418)      (41,318)
                                                                                -----------   -----------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
      Proceeds from Shares Issued                                                 6,435,951     5,702,025
      Reinvestment of Dividends                                                      35,770        39,448
      Cost of Shares Redeemed                                                    (6,092,079)   (5,791,532)
                                                                                -----------   -----------
   Increase (Decrease) in Net Assets Derived from Capital Share Transactions        379,642       (50,059)
                                                                                -----------   -----------
   Net Increase (Decrease) in Net Assets                                            374,012       (50,067)
                                                                                -----------   -----------
NET ASSETS:
   BEGINNING OF YEAR                                                            $   805,530   $   855,597
                                                                                -----------   -----------
   END OF YEAR                                                                  $ 1,179,542   $   805,530
                                                                                ===========   ===========
   Distributions in excess of Net Investment Income                             $        44   $        --
                                                                                ===========   ===========

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 153

Financial Highlights

For the years ended June 30,
For a share outstanding throughout each year

                                                 Net Realized
                                                      and
                        Net Asset                 Unrealized       Total      Dividends
                          Value,        Net          Gains         from       from Net
                        Beginning   Investment        on        Investment   Investment     Total
                        of Period     Income      Securities    Operations     Income     Dividends
                        ---------   ----------   ------------   ----------   ----------   ---------
PRIME OBLIGATION FUND
   CLASS A:
   2008                   $1.00        $0.04          $--          $0.04       $(0.04)     $(0.04)
   2007                    1.00         0.05           --           0.05        (0.05)      (0.05)
   2006                    1.00         0.04           --           0.04        (0.04)      (0.04)
   2005                    1.00         0.02           --           0.02        (0.02)      (0.02)
   2004                    1.00         0.01           --           0.01        (0.01)      (0.01)

                                                                             Ratio of
                                                                             Expenses    Ratio of Net
                                                                Ratio of    to Average    Investment
                         Net Asset               Net Assets     Expenses    Net Assets      Income
                        Value, End    Total    End of Period   to Average   (Excluding    to Average
                         of Period   Return+   ($ Thousands)   Net Assets     Waivers)    Net Assets
                        ----------   -------   -------------   ----------   ----------   ------------
PRIME OBLIGATION FUND
   CLASS A:
   2008                    $1.00       3.96%     $1,179,542       0.44%        0.75%         3.76%
   2007                     1.00       5.05         805,530       0.44         0.76          4.94
   2006                     1.00       3.88         855,597       0.44         0.76          3.82
   2005                     1.00       1.81         698,956       0.44         0.77          1.77
   2004                     1.00       0.68         887,109       0.44         0.77          0.68

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


         154 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Notes to Financial Statements

June 30, 2008

1.   ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the "Fund"). The Trust is registered to offer Class A shares of the Fund. A description of the Fund's investment objectives, policies, and strategies are provided in the prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Fund invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of the Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2008, in order to keep total operating expenses, net of SEI Investments Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding .44% of the average daily net assets of the Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors, sub-advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

U.S. Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

CAPITAL SUPPORT AGREEMENT -- The Fund has entered into a Capital Support Agreement with SEI Investments Company. Please see Note 8 for more information.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 155

June 30, 2008

4.   INVESTMENT ADVISORY AGREEMENT

SIMC serves as the Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Columbia Management Advisors, LLC ("Columbia"), serves as the Fund's investment sub-adviser under an investment sub-advisory agreement. Columbia is paid by SIMC. SIMC compensates Columbia out of the fee it receives from the Fund.

5.   FEDERAL INCOME TAXES

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to reclass of distributions and tax treatment of paydown gain (loss) on mortgage and asset-backed securities. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the year ended June 30, 2008:

Undistributed Net      Accumulated Net
Investment Income   Realized Gain (Loss)
-----------------   --------------------
$(174,508)                $174,508

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2008 and June 30, 2007 were as follows ($ Thousands):

       Ordinary
        Income
       --------
2008   $40,418
2007   $41,318

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows ($ Thousands):

Undistributed Ordinary Income   $  1,861
Capital Loss Carryforwards           (48)
Partnership Adjustment            (3,205)
Post-October Losses                 (558)
Unrealized Depreciation           (1,600)
Other Temporary Differences       (2,135)
                                --------
   Total Accumulated Losses     $ (5,685)
                                ========

Post-October losses represent losses realized on investment transactions from November 1, 2007 through June 30, 2008, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows:

Expiring in 2011                      $(39)
Expiring in 2013                        (3)
Expiring in 2014                        (1)
Expiring in 2015                        (4)
Expiring in 2016                        (1)
                                      ----
   Total Capital Loss Carryforwards   $(48)
                                      ====

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at June 30, 2008 were as follows:

                           Federal       Appreciated     Depreciated    Net Unrealized
                           Tax Cost       Securities      Securities     Depreciation
                        ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)
                        -------------   -------------   -------------   --------------
Prime Obligation Fund     $1,180,011       $12,025         $13,625         $(1,600)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies had to adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. FIN 48 is applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements' upon adoption.


         156 SEI Asset Allocation Trust / Annual Report / March 31, 2009

6.   NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

7.   RESTRUCTURING FUND

At a meeting held on June 29, 2007, the Board approved the liquidation of the Trust in connection with a limited restructuring of some SEI Funds, in which case it was planned that nearly all of the Prime Obligation Fund's shareholders would become shareholders of a Prime Obligation Fund that is being established within another trust in the SEI Funds Complex. However, in light of recent volatility in the money markets, the liquidation has been postponed. The adviser and the Board will continue to monitor the situation to determine when and if the restructuring and the related liquidation of the Trust should proceed. Unless and until such liquidation occurs, the Fund will continue to operate normally.

Accounting rules require that financial statements for entities in liquidation, or for which liquidation appears imminent, be prepared on a liquidation basis of accounting. Liquidation basis of accounting requires the Fund to record assets and liabilities at values expected to be achieved in liquidation. A change to the liquidation basis of accounting would not have a material effect on the Fund's carrying value of assets and liabilities nor its operations.

8.   CAPITAL SUPPORT AGREEMENT

On December 3, 2007, the Fund entered into a Capital Support Agreement, as amended with SEI Investments Company ("SEI"), which is the parent company of SIMC. The Capital Support Agreement requires SEI to commit capital to the Fund, subject to the aggregate limit of $1.5 million, if the Fund realizes payments or sales proceeds from specified securities ("Eligible Notes") held by the Fund which are less than the amortized cost of such securities and such loss causes the Fund's mark-to-market net asset value to drop below $0.9950. The Eligible Notes held in the Fund as of June 30, 2008 are presented in the footnotes on the Schedule of Investments. On June 18, 2008, the Agreement was amended to increase the maximum contribution amount to $12.5 million. Upon the sale or other disposition of an Eligible Note, the amount of required capital commitment would be the least of the following amounts: (i) the amount, if any, by which the amortized cost of the Eligible Note exceeds the amount realized from the sale or other disposition of the security; (ii) the amount, if any, necessary to restore the net asset value per share of the Fund to $0.9950, or (iii) the remaining amount of the aggregate limit of the Capital Support Agreement, taking into account all prior contributions. SEI's obligations under the Agreement are supported by a Letter of Credit issued by a bank having a First Tier credit rating. The Fund will draw on the Letter of Credit in the event that SEI fails to make a cash contribution when due under the Agreement.

The Fund will sell the Eligible Notes (i) promptly following any change in the Letter of Credit provider's short term credit ratings such that the Letter of Credit provider's obligations no longer qualify as First Tier Securities as defined in paragraph (a)(12) of Rule 2a-7, or (ii) on the business day immediately prior to the termination date of the Agreement; provided that the Fund is not required to complete any such sale if the amount the Fund expects to receive would not result in the payment of a Capital Contribution, or, with respect to an event described in (i) above, if the Affiliate substitutes an obligation or credit support that satisfies the requirement of a First Tier Security within fifteen (15) calendar days from the occurrence of such event and, during such 15 day period, the Letter of Credit provider's obligations continue to qualify as Second Tier Securities under paragraph (a)(22) of Rule 2a-7. The termination date of the Agreement is December 1, 2008, although that date may be extended upon agreement of SEI and the Fund, subject to the prior approval of the staff of the U.S. Securities and Exchange Commission.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 157

Notes to Financial Statements (Concluded)

June 30, 2008

The following table shows the Eligible Notes and their amortized cost and fair market value as of June 30, 2008.

                                                           Unrealized
                          Face    Amortized    Market   (Depreciation)/
                         Amount      Cost      Value      Appreciation
Description               (000)     (000)      (000)         (000)
-----------              ------   ---------   -------   ---------------
Asscher Finance MTN
   5.550%, 07/16/08       6,590    $ 6,590    $ 6,589      $     (1)
Axon Financial Funding
   LLC MTN
   2.718%, 05/06/09      15,000     15,000     12,150        (2,850)
Cheyne Finance MTN
   2.063%, 11/17/08       8,168      8,168      5,718        (2,450)
Issuer Entity LLC
   2.627%, 10/30/08      13,283     13,283      8,238        (5,045)
Stanfield Victoria
   Funding MTN
   2.070%, 04/21/09      20,000     19,999     16,400        (3,599)
Wickersham Issuer
   Entity
   2.963%, 05/13/09      18,968     15,799     16,349           550
                         ------    -------    -------      --------
Totals                   82,569    $78,839    $65,444      $(13,395)
                         ======    =======    =======      ========

9.   SUBSEQUENT EVENTS

SIV Portfolio PLC (formerly Cheyne Finance PLC) (the "Cheyne SIV") is a structured investment vehicle that defaulted on its notes in October, 2007. Receivers were appointed with the responsibility to liquidate the assets of the structure and deliver the proceeds to the noteholders. As an alternative to accepting the proceeds from the auction of the underlying collateral in the current market environment, the receivers retained an investment banking firm to create a structure that would enable electing noteholders to exchange their notes in the Cheyne SIV for pass-through notes in a new vehicle (Gryphon Funding Limited) that would acquire and hold a pro rata portion of the underlying collateral of the Cheyne SIV. The liquidation/restructuring of the Cheyne SIV took place in July 2008. In connection with that process, the Fund elected to exchange its Cheyne SIV notes for notes issued by Gryphon Funding Limited. This exchange settled in the Fund's account on July 23, 2008.

On July 30, 2008, the Capital Support Agreement was amended to increase the maximum contribution amount to $20 million. As of August 26, 2008, the Capital Support Agreement is valued at $17,912,100 for the Fund.


         158 SEI Asset Allocation Trust / Annual Report / March 31, 2009

SEI LIQUID ASSET TRUST -- JUNE 30, 2008

            Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of SEI Liquid Asset Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SEI Liquid Asset Trust, comprising the Prime Obligation Fund (the "Fund"), as of June 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended June 30, 2005, were audited by other auditors, whose report dated August 19, 2005 expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the fund comprising SEI Liquid Asset Trust as of June 30, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                        (KPMG LLP)

Philadelphia, Pennsylvania
August 26, 2008


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 159

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

The following information is current as of June 27, 2008.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                          TERM OF                                                NUMBER OF
                                          OFFICE                                                 PORTFOLIOS
                                            AND                      PRINCIPAL                    IN FUND
          NAME            POSITION(S)    LENGTH OF                 OCCUPATION(S)                  COMPLEX       OTHER DIRECTORSHIPS
        ADDRESS,           HELD WITH       TIME                     DURING PAST                 OVERSEEN BY           HELD BY
        AND AGE              TRUSTS      SERVED(1)                  FIVE YEARS                   TRUSTEE(2)           TRUSTEE
-----------------------   -----------   ----------   ----------------------------------------   -----------   ----------------------
INTERESTED TRUSTEES
Robert A. Nesher           Chairman     since 1982   Currently performs various                      80       Trustee of The
One Freedom                 of the                   services on behalf of SEI                                Advisors' Inner Circle
Valley Drive,              Board of                  Investments for which                                    Fund, The Advisors'
Oaks, PA 19456             Trustees*                 Mr. Nesher is compensated.                               Inner Circle Fund II,
61 yrs. old                                                                                                   Bishop Street Funds,
                                                                                                              Director of SEI Global
                                                                                                              Master Fund, plc, SEI
                                                                                                              Global Assets Fund,
                                                                                                              plc, SEI Global
                                                                                                              Investments Fund, plc,
                                                                                                              SEI Investments
                                                                                                              Global, Limited, SEI
                                                                                                              Investments -- Global
                                                                                                              Fund Services,
                                                                                                              Limited, SEI
                                                                                                              Investments (Europe),
                                                                                                              Limited, SEI
                                                                                                              Investments -- Unit
                                                                                                              Trust Management (UK),
                                                                                                              Limited, SEI Global
                                                                                                              Nominee Ltd., SEI
                                                                                                              Opportunity Fund,
                                                                                                              L.P., SEI
                                                                                                              Multi-Strategy Funds
                                                                                                              plc and SEI Structured
                                                                                                              Credit Fund, L.P.

William M. Doran           Trustee*     since 1982   Self-employed consultant since 2003.            80       Trustee of The
1701 Market Street                                   Partner, Morgan, Lewis & Bockius                         Advisors' Inner Circle
Philadelphia, PA                                     LLP (law firm) from 1976 to 2003,                        Fund, The Advisors'
19103                                                counsel to the Trust, SEI, SIMC, the                     Inner Circle Fund II,
68 yrs. old                                          Administrator and the Distributor.                       Bishop Street Funds,
                                                     Secretary of SEI since 1978.                             Director of SEI since
                                                                                                              1974. Director of the
                                                                                                              Distributor since
                                                                                                              2003. Director of SEI
                                                                                                              Investments -- Global
                                                                                                              Fund Services,
                                                                                                              Limited, SEI
                                                                                                              Investments Global,
                                                                                                              Limited, SEI
                                                                                                              Investments (Europe),
                                                                                                              Limited, SEI
                                                                                                              Investments (Asia),
                                                                                                              Limited and SEI Asset
                                                                                                              Korea Co., Ltd.

TRUSTEES

James M. Storey             Trustee     since 1995   Attorney, sole practitioner since               80       Trustee of The
One Freedom                                          1994. Partner, Dechert Price                             Advisors' Inner Circle
Valley Drive,                                        & Rhoads, September 1987-                                Fund, The Advisors'
Oaks, PA 19456                                       December 1993.                                           Inner Circle Fund II,
77 yrs. old                                                                                                   Bishop Street Funds,
                                                                                                              Massachusetts Health
                                                                                                              and Education Tax-
                                                                                                              Exempt Trust, and U.S.
                                                                                                              Charitable Gift Trust.

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST, AND SEI ALPHA STRATEGY PORTFOLIOS, L.P.


         160 SEI Asset Allocation Trust / Annual Report / March 31, 2009

                                          TERM OF                                                NUMBER OF
                                          OFFICE                                                 PORTFOLIOS
                                            AND                      PRINCIPAL                    IN FUND
          NAME            POSITION(S)    LENGTH OF                 OCCUPATION(S)                  COMPLEX       OTHER DIRECTORSHIPS
        ADDRESS,           HELD WITH       TIME                     DURING PAST                 OVERSEEN BY           HELD BY
        AND AGE              TRUSTS      SERVED(1)                  FIVE YEARS                   TRUSTEE(2)           TRUSTEE
-----------------------   -----------   ----------   ----------------------------------------   -----------   ----------------------
TRUSTEES (CONTINUED)

George J. Sullivan, Jr.     Trustee     since 1996   Self-Employed Consultant, Newfound              80       Trustee of The
One Freedom                                          Consultants Inc. since April 1997.                       Advisors' Inner Circle
Valley Drive                                                                                                  Fund, The Advisors'
Oaks, PA 19456                                                                                                Inner Circle Fund II,
65 yrs. old                                                                                                   Bishop Street Funds,
                                                                                                              State Street Navigator
                                                                                                              Securities Lending
                                                                                                              Trust, SEI Opportunity
                                                                                                              Fund, L.P. and SEI
                                                                                                              Structured Credit Fund
                                                                                                              L.P.

Rosemarie B. Greco          Trustee     since 1999   Director, Governor's Office of Health           80       Director, Sonoco,
One Freedom`                                         Care Reform, Commonwealth of                             Inc.; Director, Exelon
Valley Drive                                         Pennsylvania since 2003. Founder                         Corporation; Trustee,
Oaks, PA 19456                                       and Principal, Grecoventures Ltd.                        Pennsylvania Real
62 yrs. old                                          from 1999 to 2002.                                       Estate Investment
                                                                                                              Trust.

Nina Lesavoy                Trustee     since 2003   Founder and Managing Director,                  80       Director of SEI
One Freedom                                          Avec Capital since 2008. Managing                        Opportunity Fund, L.P.
Valley Drive,                                        Director, Cue Capital from 2002-                         and SEI Structured
Oaks, PA 19456                                       March 2008.                                              Credit Fund L.P.
51 yrs. old

James M. Williams           Trustee     since 2004   Vice President and Chief Investment             80       Trustee/Director of
One Freedom                                          Officer, J. Paul Getty Trust, Non-Profit                 Ariel Mutual Funds,
Valley Drive,                                        Foundation for Visual Arts, since                        SEI Opportunity Fund,
Oaks, PA 19456                                       December 2002. President, Harbor                         L.P. and SEI
60 yrs. old                                          Capital Advisors and Harbor Mutual                       Structured Credit Fund
                                                     Funds, 2000-2002.                                        L.P.

Mitchell A. Johnson         Trustee     since 2007   Private Investor since 1994.                             Trustee of The
One Freedom                                                                                                   Advisors' Inner Circle
Valley Drive,                                                                                                 Fund, The Advisors'
Oaks, PA 19456                                                                                                Inner Circle Fund II
66 yrs. old                                                                                                   and Bishop Street
                                                                                                              Funds.

Hubert L. Harris, Jr.       Trustee     since 2008   Retired since December 2005. Chief              80       Director of Colonial
One Freedom                                          Executive Officer and Chair of the                       BancGroup, Inc. and
Valley Drive,                                        Board of Directors, AMVESCAP                             Chair of the Board of
Oaks, PA 19456                                       Retirement, Inc.,1997-December                           Trustees, Georgia Tech
65 yrs. old                                          2005. Chief Executive Officer,                           Foundation, Inc.
                                                     INVESCO North America, September                         (nonprofit
                                                     2003-December 2005.                                      corporation).

OFFICERS

Robert A. Nesher           President    since 2005   Currently performs various services            N/A       N/A
One Freedom                  & CEO                   on behalf of SEI for which Mr. Nesher
Valley Drive,                                        is compensated.
Oaks, PA 19456
61 yrs. old

Stephen F. Panner         Controller    since 2005   Fund Accounting Director of the                N/A       N/A
One Freedom               and Chief                  Administrator since 2005. Fund
Valley Drive,              Financial                 Administration Manager, Old Mutual
Oaks, PA 19456              Officer                  Fund Services, 2000-2005. Chief
38 yrs. old                                          Financial Officer, Controller and
                                                     Treasurer, PBHG Funds and PBHG
                                                     Insurance Series Fund, 2004-2005.
                                                     Assistant Treasurer, PBHG Funds
                                                     and PBHG Insurance Series Fund,
                                                     2000-2004. Assistant Treasurer,
                                                     Old Mutual Advisors Fund,
                                                     2004-2005.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 161

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

                                          TERM OF                                                NUMBER OF
                                          OFFICE                                                 PORTFOLIOS
                                            AND                      PRINCIPAL                    IN FUND
          NAME            POSITION(S)    LENGTH OF                 OCCUPATION(S)                  COMPLEX       OTHER DIRECTORSHIPS
        ADDRESS,           HELD WITH       TIME                     DURING PAST                 OVERSEEN BY           HELD BY
        AND AGE              TRUSTS      SERVED(1)                  FIVE YEARS                   TRUSTEE(2)           TRUSTEE
-----------------------   -----------   ----------   ----------------------------------------   -----------   ----------------------
OFFICERS (CONTINUED)

Russell Emery                Chief      since 2006   Chief Compliance Officer of SEI                N/A       N/A
One Freedom                Compliance                Opportunity Fund, L.P., SEI Structured
Valley Drive                Officer                  Credit Fund, L.P., SEI Institutional
Oaks, PA 19456                                       Managed Trust, SEI Asset Allocation
45 yrs. old                                          Trust, SEI Institutional International
                                                     Trust, SEI Liquid Asset Trust, SEI Daily
                                                     Income Trust, SEI Tax Exempt Trust, SEI
                                                     Institutional Investments Trust, SEI
                                                     Alpha Strategy Portfolios,L.P., The
                                                     Advisors' Inner Circle Fund, The
                                                     Advisors' Inner Circle Fund II and
                                                     Bishop Street Funds since March 2006.
                                                     Director of Investment Product
                                                     Management and Development of SIMC,
                                                     February 2003-March 2006. Senior
                                                     Investment Analyst--Equity Team of SEI,
                                                     March 2000-February 2003.

Timothy D. Barto              Vice      since 2002   General Counsel, Vice President and            N/A       N/A
One Freedom                President                 Secretary of SIMC and the Administrator
Valley Drive                  and                    since 2004. Vice President and Assistant
Oaks, PA 19456             Secretary                 Secretary of SEI since 2001. Vice
40 yrs. old                                          President of SIMC and the Administrator
                                                     since 1999. Assistant Secretary of SIMC,
                                                     the Administrator and the Distributor
                                                     and Vice President of the Distributor,
                                                     1999-2003.

James Ndiaye                  Vice      since 2005   Vice President and Assistant Secretary         N/A       N/A
One Freedom                President                 of SIMC since 2005. Vice President,
Valley Drive                  and                    Deutsche Asset Management (2003-2004).
Oaks, PA 19456             Assistant                 Associate, Morgan, Lewis & Bockius LLP
39 yrs. old                Secretary                 (2000-2003).

Michael T. Pang               Vice      since 2005   Vice President and Assistant Secretary         N/A       N/A
One Freedom                President                 of SIMC since 2005. Counsel, Caledonian
Valley Drive                  and                    Bank & Trust's Mutual Funds Group
Oaks, PA 19456             Assistant                 (2004). Counsel, Permal Asset Management
36 yrs. old                Secretary                 (2001-2004).

Aaron Buser                   Vice      since 2008   Vice President and Assistant Secretary         N/A       N/A
One Freedom                President                 of SIMC since 2007. Associate at
Valley Drive                  and                    Stark & Stark (2004-2007). Associate
Oaks, PA 19456             Assistant                 at Flaster/Greenberg, P.C. (2000-2004).
37 yrs. old                Secretary

John J. McCue                 Vice      since 2004   Director of Portfolio Implementations          N/A       N/A
One Freedom                President                 for SIMC since 1995. Managing Director
Valley Drive                                         of Money Market Investments for
Oaks, PA 19456                                       SIMC since 2003.
45 yrs. old

Andrew S. Decker           Anti-Money   since 2008   Compliance Officer and Product Manager,        N/A       N/A
One Freedom                Laundering                SEI 2005-2008. Vice President,
Valley Drive               Compliance                Old Mutual Capital, 2000-2005.
Oaks, PA 19456              Officer
44 yrs. old

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST, SEI TAX EXEMPT TRUST, AND SEI ALPHA STRATEGY PORTFOLIOS, L.P.


         162 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                   BEGINNING     ENDING                 EXPENSES
                                    ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE       VALUE      EXPENSE      DURING
                                     1/1/08     6/30/08      RATIOS      PERIOD*
                                   ---------   ---------   ----------   --------
PRIME OBLIGATION FUND -- CLASS A
ACTUAL FUND RETURN                 $1,000.00   $1,019.89      0.44%       $2.20
HYPOTHETICAL 5% RETURN              1,000.00    1,022.68      0.44         2.21

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 163

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Liquid Asset Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers' skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Funds' Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds' Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Advisers' profitability from their Fund-related operations; (h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds' performance compared with similar mutual funds.

At the March 12-13, 2008 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

- the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

- the Funds' investment performance and how it compared to that of other comparable mutual funds;

- the Funds' expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;


         164 SEI Asset Allocation Trust / Annual Report / March 31, 2009

- the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

- the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. The Trustees found the level of SIMC's professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds' performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds' net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds' respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


         SEI Asset Allocation Trust / Annual Report / March 31, 2009 165

Notice to Shareholders (Unaudited)

For shareholders that do not have a June 30, 2008 taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2008 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2008, the Fund is designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                                      (C)
     (A)             (B)                           DIVIDENDS
  LONG TERM        ORDINARY                       QUALIFYING
CAPITAL GAINS       INCOME          TOTAL        FOR CORPORATE
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS REC.
 (TAX BASIS)     (TAX BASIS)     (TAX BASIS)     DEDUCTION (1)
-------------   -------------   -------------   --------------
      0%             100%            100%             0%

   (D)
QUALIFYING         (E)           INTEREST       SHORT-TERM
 DIVIDEND    U.S. GOVERNMENT      RELATED      CAPITAL GAIN
INCOME (2)     INTEREST (3)    DIVIDEND (4)   DIVIDENDS (5)
----------   ---------------   ------------   -------------
    0%            0.53%            100%             0%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of "Total Ordinary Income Distributions." Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the SEI Liquid Asset Trust - Prime Obligation Fund who are residents of California, Connecticut or New York, the statutory threshold requirements were or were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This law is currently expected to expire for taxable years beginning after January 1, 2008.

(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This law is currently expected to expire for taxable years beginning after January 1, 2008.

Items (A) and (B) are based on the percentage of the Fund's total distribution.

Items (C) and (D) are based on the percentage of ordinary income distributions of the Fund.

Item (E) is based on the percentage of gross income of the Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.


         166 SEI Asset Allocation Trust / Annual Report / March 31, 2009

Notes

Notes

SEI ASSET ALLOCATION TRUST ANNUAL REPORT MARCH 31, 2009

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

David F. McCann
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

SEI New ways.
    New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-121 (3/09)

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The Registrant's Board of Trustees has determined that the Registrant has one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3 (a) (2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two fiscal years, the aggregate fees for which KPMG LLP ("KPMG") billed the Registrant for services as follows:

                                                                                                       FYE 2008
                                                                                 ------------------------------------------------
                                              FYE 2009                                                                  All other
                        -------------------------------------------------------                                         fees and
                                                             All other fees and                                        services to
                                            All fees and         services to                         All fees and        service
                          All fees and       services to     service affiliates    All fees and       services to      affiliates
                        services to the  service affiliates     that did not     services to the  service affiliates  that did not
                        Trust that were       that were            require       Trust that were       that were         require
                          pre-approved      pre-approved        pre-approval       pre-approved      pre-approved     pre-approval
                        ---------------  ------------------  ------------------  ---------------  ------------------  ------------
(a) Audit Fees(1)           $145,000               N/A               $0              $152,000               N/A            $0
(b) Audit-Related Fees      $      0          $      0               $0              $      0          $      0            $0
(c) Tax Fees                $      0          $      0               $0              $      0          $      0            $0
(d) All Other Fees          $      0          $234,500               $0              $  7,600          $276,900            $0

Notes:

(1) Audit fees include amounts related to the audit of the Registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(f)  Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $234,500 and $284,500 for 2009 and 2008, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(h) During the past fiscal year no non-audit services were provided by the Registrant's principal accountant to either the Registrant's investment adviser or to any entity controlling, controlled by, or under common control with the Registrant's investment adviser that provides ongoing services to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant's office.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Asset Allocation Funds

                                        /s/ Robert A. Nesher
By (Signature and Title)                ----------------------------------------
                                        Robert A. Nesher
                                        President and Chief Executive Officer

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        /s/ Robert A. Nesher
By (Signature and Title)                ----------------------------------------
                                        Robert A. Nesher
                                        President and Chief Executive Officer

Date: June 8, 2009

                                        /s/ Stephen F. Panner
By (Signature and Title)                ----------------------------------------
                                        Stephen F. Panner, Controller & CFO

Date: June 8, 2009